 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 13, 1997.

                                             1933 ACT REGISTRATION NO. 333-16617
                                             1940 ACT REGISTRATION NO. 811-07747
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No. 2      [X]
      Post-Effective Amendment No.       [_]

                                     and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 2                    [X]

                        (Check appropriate box or boxes)

                                ----------------

                       NUVEEN FLAGSHIP MULTISTATE TRUST I
               (Exact name of Registrant as Specified in Charter)

    333 West Wacker Drive, Chicago,                      60606
                Illinois
(Address of Principal Executive Office)                (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

    James J. Wesolowski, Esq.--Vice                 With a copy to:
        President and Secretary                     Thomas A. Harman
         333 West Wacker Drive              Fried, Frank, Harris, Shriver &
        Chicago, Illinois 60606                         Jacobson
(Name and Address of Agent for Service)        1001 Pennsylvania Ave., NW
                                                       Suite 800
                                                 Washington, D.C. 20004

  APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

  Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933

                               FILE NO.

                                      AND

                             REGISTRATION STATEMENT

                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO.

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Cross-Reference Sheet

                 Part A-The Prospectus

                 Part B-The Statement of Additional Information

                 Copy of Annual Reports and Semi-Annual Reports to
                  Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

                 Part C-Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                       NUVEEN FLAGSHIP MULTISTATE TRUST I

                                ----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

    ITEM IN
    PART A
  OF FORM N-
      1A                                          PROSPECTUS LOCATION
  ----------                                      -------------------
 1 Cover Page                         Cover Page
 2 Synopsis                           Expense Information
 3 Condensed Financial Information    Financial Highlights
 4 General Description of Registrant  Fund Strategies
 5 Management of the Fund             General Information
 5A Management's Discussion of Fund   Incorporated by Reference to Annual and
    Performance                       Semi-Annual Reports to Shareholders; Taxes
                                      and Tax Reporting
 6 Capital Stock and Other            How to Select a Purchase Option; Taxes and
   Securities                         Tax Reporting
 7 Purchase of Securities Being       Investing in the Funds
   Offered
 8 Redemption or Repurchase           How to Sell Fund Shares
 9 Pending Legal Proceedings          Not Applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

    ITEM IN
    PART B
  OF FORM N-                                    LOCATION IN STATEMENT
      1A                                      OF ADDITIONAL INFORMATION
  ----------                                  -------------------------
10 Cover Page                        Cover Page
11 Table of Contents                 Cover Page
12 General Information and History   Not Applicable
13 Investment Objectives and         Investment Policies and Investment
   Policies                          Portfolio
14 Management of the Fund            Management
15 Control Persons and Principal     Management
   Holders of Securities
16 Investment Advisory and Other     Investment Adviser and Investment
   Services                          Management Agreement; Portfolio
                                     Transactions Distribution and Service Plan;
                                     Independent Public Accountants and
                                     Custodian
17 Brokerage Allocation and Other    Portfolio Transactions
   Practices
18 Capital Stock and Other           See "How to Select a Purchase Option" and
   Securities                        "Taxes and Tax Reporting" in the Prospectus
19 Purchase, Redemption and Pricing  Additional Information on the Purchase and
   of Securities                     Redemption of Fund Shares; Net Asset Value
20 Tax Status                        Tax Matters
21 Underwriters                      Additional Information on the Purchase and
                                     Redemption of Fund Shares; See "Investing
                                     in the Funds" and "Fund Service Providers"
                                     in the Prospectus
22 Calculation of Performance Data   Performance Information
23 Financial Statements              Incorporated by Reference to Annual and
                                     Semi-Annual Reports to Shareholders

                               PART A--PROSPECTUS

                       NUVEEN FLAGSHIP MULTISTATE TRUST I

                             333 West Wacker Drive

                            Chicago, Illinois 60606

================================================================================
PROSPECTUS

Nuveen Maryland Municipal Bond Fund
Nuveen Flagship Pennsylvania Municipal Bond Fund
Nuveen Flagship Virginia Municipal Bond Fund

================================================================================
OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust I, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circumstances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional information which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                     8
  How the Funds Select Investments         8
  Risk Reduction Strategies                9
INVESTING IN THE FUNDS
  How to Buy Fund Shares                  10
  How to Select a Purchase Option         10
  How to Sell Fund Shares                 11
  Exchanging Shares                       12
  Optional Features and Services          13
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             14
  Taxes and Tax Reporting                 14
  Taxable Equivalent Yields               16
GENERAL INFORMATION
  How to Contact Nuveen                   16
  Fund Service Providers                  16
  How the Funds Report Performance        17
  How Fund Shares are Priced              17
  Organization                            18
APPENDIX
  Special State Considerations            18

                                                                FEBRUARY 1, 1997

--------------------------------------------------------------------------------
Nuveen Maryland Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:   December 13, 1991

NET ASSETS:  $55.8 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.07%             5.50%             4.74%             4.71%             5.74%
INCEPTION        5.49%             6.53%             5.78%             5.78%             6.80%
-----------------------------------------------------------------------------------------------

Class R total returns reflect actual performance for all periods; Class A and C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class R performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B total returns reflect Class R performance for all periods, adjusted for the differences in sales charges and fees between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)

[BAR CHART APPEARS HERE:

Average Maturity                  19.9
Average Modified Duration          6.8]

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE:

AAA     (59%)
AA      (22%)
A       (10%)
BBB      (2%)
NR       (7%)]
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE:

Housing Facilities          (22%)
General Obligation          (15%)
Health Care Facilities      (14%)
Escrowed Bonds              (13%)
Transportation              (10%)
Other                       (26%)]

--------------------------------------------------------------------------------

                              EXPENSE INFORMATION


SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A        CLASS B      CLASS C      CLASS R
--------------------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)        --           --          --
SALES CHARGE ON REINVESTED DIVIDENDS                      --             --           --          --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)          5%(2)        1%(3)       --

--------------------------------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                        CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
MANAGEMENT FEES          0.55%                 0.55%                 0.55%                 0.55%
12B-1 FEES               0.20%                 0.95%                 0.75%                  --
OTHER                    0.32%                 0.32%                 0.32%                 0.32%
-------------------------------------------------------------------------------------------------
  TOTAL (GROSS)          1.07%                 1.82%                 1.62%                 0.87%
WAIVERS/
REIMBURSEMENTS          (0.12%)               (0.12%)               (0.12%)               (0.12%)
-------------------------------------------------------------------------------------------------
  TOTAL (NET)            0.95%                 1.70%                 1.50%                 0.75%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

                   CLASS A                   CLASS B                   CLASS C                   CLASS R
--------------------------------------------------------------------------------------------------------
1 YEAR              $ 51                      $ 57                      $ 15                       $ 8
3 YEARS             $ 71                      $ 85                      $ 47                       $24
5 YEARS             $ 92                      $104                      $ 82                       $42
10 YEARS            $154                      $181                      $179                       $93


--------------------------------------------------------------------------------
Information as of 7/31/96          See Notes on Next Page

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------------------------------------------

      CLASS                     INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
   January 31,       Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
CLASS A (9/94)
 1997(e)           $10.430   $.254      $ (.281)       $(.243)    $  --     $10.160
-------------------------------------------------------------------------------------
 1996                9.600    .483         .844         (.497)       --      10.430
-------------------------------------------------------------------------------------
 1995(d)             9.840    .198        (.229)        (.207)     (.002)     9.600
-------------------------------------------------------------------------------------
CLASS C (9/94)
 1997(e)            10.420    .211        (.277)        (.204)       --      10.150
-------------------------------------------------------------------------------------
 1996                9.590    .409         .842         (.421)       --      10.420
-------------------------------------------------------------------------------------
 1995(d)             9.750    .160        (.153)        (.167)       --       9.590
-------------------------------------------------------------------------------------
CLASS R (12/91)
 1997(e)            10.440    .258        (.273)        (.255)       --      10.170
-------------------------------------------------------------------------------------
 1996                9.610    .513         .838         (.521)       --      10.440
-------------------------------------------------------------------------------------
 1995               10.620    .513       (1.008)        (.513)     (.002)     9.610
-------------------------------------------------------------------------------------
 1994                9.910    .509         .727         (.503)     (.023)    10.620
-------------------------------------------------------------------------------------
 1993(d)             9.525    .442         .395         (.442)     (.010)     9.910
-------------------------------------------------------------------------------------
 1992                9.525     --           --            --         --       9.525
-------------------------------------------------------------------------------------
      CLASS                       RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
   January 31,     Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
CLASS A (9/94)
 1997(e)             (.24)%  $ 9.3      1.00%+      4.86%+         4%
---------------------------------------------------------------------------
 1996               14.07      6.9      1.00        4.74          17
---------------------------------------------------------------------------
 1995(d)             (.26)     1.6      1.00+       5.26+         35
---------------------------------------------------------------------------
CLASS C (9/94)
 1997(e)             (.62)     1.7      1.75+       4.11+          4
---------------------------------------------------------------------------
 1996               13.24      1.4      1.75        4.04          17
---------------------------------------------------------------------------
 1995(d)              .12       .9      1.75+       4.55+         35
---------------------------------------------------------------------------
CLASS R (12/91)
 1997(e)             (.12)    44.7       .75+       5.12+          4
---------------------------------------------------------------------------
 1996               14.33     47.4       .75        5.07          17
---------------------------------------------------------------------------
 1995               (4.58)    42.7       .75        5.28          35
---------------------------------------------------------------------------
 1994               12.71     47.8       .75        4.85           4
---------------------------------------------------------------------------
 1993(d)             8.96     28.3       .75+       4.96+         20
---------------------------------------------------------------------------
 1992                --         15       --          --           --
---------------------------------------------------------------------------

+Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending July 31, 1996.

--------------------------------------------------------------------------------
NOTES:

(1) Reflects sales charge in effect February 1, 1997. The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the funds reduced the service fee on Class A and C shares from 0.25% to 0.20% and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.00% to 0.95% and on Class C from 1.75% to 1.50%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. Nuveen Advisory has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Nuveen Flagship Pennsylvania Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:  October 29, 1996

NET ASSETS: $50.1 million

-------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.88%             5.30%             4.73%             4.73%             5.30%
5 YEARS          6.51%             7.43%             6.85%             6.89%             7.43%
10 YEARS         6.79%             7.24%             6.78%             6.68%             7.24%
INCEPTION        6.88%             7.33%             6.87%             6.76%             7.33%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A perfor-mance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
-------------------------------------------------------------------------------
MATURITY (YEARS)
[BAR CHART APPEARS HERE:

Average Maturity             20.5
Averaged Modified Duration    7.3]
-------------------------------------------------------------------------------
CREDIT QUALITY
[PIE CHART APPEARS HERE:

AA     (6%)
A     (21%)
BBB   (29%)
NR     (4%)
AAA   (40%)]
-------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)
[PIE CHART APPEARS HERE:

Housing/Single Family                       (10%)
Pre-refunded                                 (9%)
Education                                    (9%)
Other                                       (29%)
Hospitals                                   (25%)
Industrial Development & Pollution Control  (18%)]


                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B CLASS C CLASS R
-----------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)   --      --      --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --      --      --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)     5%(2)   1%(3)   --

-------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                       CLASS A              CLASS B              CLASS C              CLASS R
---------------------------------------------------------------------------------------------
MANAGEMENT FEES        0.55%                0.55%                0.55%                0.55%
12B-1 FEES             0.20%                0.95%                0.75%                  --
OTHER                  0.16%                0.16%                0.16%                0.16%
---------------------------------------------------------------------------------------------
  TOTAL (GROSS)        0.91%                1.66%                1.46%                0.71%
---------------------------------------------------------------------------------------------
WAIVERS/
REIMBURSEMENTS         (0.25%)              (0.25%)              (0.25%)              (0.25%)
---------------------------------------------------------------------------------------------
  TOTAL (NET)           0.66%                1.41%                1.21%                0.46%
---------------------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 48                  $ 54                  $ 12                   $ 5
3 YEARS                 $ 62                  $ 77                  $ 38                   $15
5 YEARS                 $ 77                  $ 89                  $ 67                   $26
10 YEARS                $121                  $149                  $147                   $58

        Information as of 11/30/96                   See Notes on Next Page
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

--------------------------------------------  ---------------------------------

      CLASS                     INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (10/86)
 1997(d)           $10.00    $.28        $.34          $(.29)     $ --      $10.33
-------------------------------------------------------------------------------------
 1996               10.21     .59        (.20)          (.60)       --       10.00
-------------------------------------------------------------------------------------
 1995               10.06     .60         .16           (.61)       --       10.21
-------------------------------------------------------------------------------------
 1994               10.38     .61        (.32)          (.61)       --       10.06
-------------------------------------------------------------------------------------
 1993                9.90     .62         .47           (.61)       --       10.38
-------------------------------------------------------------------------------------
 1992                9.60     .63         .30           (.63)       --        9.90
-------------------------------------------------------------------------------------
 1991                9.39     .62         .22           (.63)       --        9.60
-------------------------------------------------------------------------------------
 1990                9.49     .63        (.10)          (.63)       --        9.39
-------------------------------------------------------------------------------------
 1989                9.01     .64         .48           (.64)       --        9.49
-------------------------------------------------------------------------------------
 1988                8.83     .65         .18           (.65)       --        9.01
-------------------------------------------------------------------------------------
 1987(e)             9.58     .35        (.75)          (.35)       --        8.83
-------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(d)             9.99     .25         .35           (.26)       --       10.33
-------------------------------------------------------------------------------------
 1996               10.21     .53        (.21)          (.54)       --        9.99
-------------------------------------------------------------------------------------
 1995               10.06     .54         .16           (.55)       --       10.21
-------------------------------------------------------------------------------------
 1994(e)            10.71     .16        (.64)          (.17)       --       10.06
-------------------------------------------------------------------------------------
      CLASS                       RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (10/86)
 1997(d)            12.47%+  $44.8       .84%+      5.57%+        21%
-------------------------------------------------------------------------------------
 1996                3.83     44.4       .79        5.76          65
-------------------------------------------------------------------------------------
 1995                7.90     42.6       .89        6.08          50
-------------------------------------------------------------------------------------
 1994                2.70     42.2       .91        5.80          21
-------------------------------------------------------------------------------------
 1993               11.34     40.7       .92        6.07          23
-------------------------------------------------------------------------------------
 1992                9.98     36.9       .83        6.47          41
-------------------------------------------------------------------------------------
 1991                9.26     35.4       .91        6.63          23
-------------------------------------------------------------------------------------
 1990                5.70     35.6       .92        6.65          30
-------------------------------------------------------------------------------------
 1989               12.79     33.5       .98        6.84          23
-------------------------------------------------------------------------------------
 1988                9.70     33.8       .72        7.28          52
-------------------------------------------------------------------------------------
 1987(e)            (7.77)    29.0       .69+       6.29+         63
-------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(d)            12.11+     5.4      1.38+       5.00+         21
-------------------------------------------------------------------------------------
 1996                3.16      4.4      1.34        5.19          65
-------------------------------------------------------------------------------------
 1995                7.31      3.1      1.39        5.50          50
-------------------------------------------------------------------------------------
 1994(e)           (13.46)     1.7      1.41+       4.91+         21
-------------------------------------------------------------------------------------

+    Annualized.
(a)  Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)  For the six months ending November 30, 1996.
(e)  From commencement of class operations as noted.

--------------------------------------------------------------------------------
Notes:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.86% to 0.66% and on Class C from 1.41% to 1.21%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Virginia Municipal Bond Fund

                           PERFORMANCE INFORMATION

INCEPTION:  March 27, 1986
NET ASSETS: $131.0 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 Year           0.92%             5.34%             4.76%             4.86%             5.34%

5 Years          6.59%             7.51%             6.92%             6.90%             7.51%

10 Years         6.96%             7.42%             6.95%             6.82%             7.42%

Inception        7.24%             7.68%             7.24%             7.07%             7.68%


Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class incep-tion (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity                20.4

Average Modified Duration        7.4

--------------------------------------------------------------------------------
CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

AAA     (23%)
AA      (26%)
A       (30%)
BBB     (30%)
NR       (8%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Hospitals                                       (15%)

Industrial Development and Pollution Control    (14%)

Municipal Appropriation Obligations             (13%)

Education                                       (13%)

State/Territorial General Obligations            (8%)

Other                                           (37%)


                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS B  CLASS C  CLASS R
-------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)    --       --       --

SALES CHARGE ON REINVESTED DIVIDENDS                        --       --       --       --

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS      --(1)    5%(2)    1%(3)    --

-------------------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                       CLASS A              CLASS B              CLASS C              CLASS R
---------------------------------------------------------------------------------------------
MANAGEMENT FEES        0.55%                0.55%                0.55%                0.55%

12b-1 FEES             0.20%                0.95%                0.75%                --

OTHER                  0.12%                0.12%                0.12%                0.12%
---------------------------------------------------------------------------------------------

TOTAL (GROSS)          0.87%                1.62%                1.42%                0.67%

WAIVERS/
REIMBURSEMENTS         (0.10%)              (0.10%)              (0.10%)              (0.10%)
---------------------------------------------------------------------------------------------

TOTAL (NET)            0.77%                1.52%                1.32%                0.57%
---------------------------------------------------------------------------------------------

SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 55                  $ 13                   $ 6

3 YEARS                 $ 66                  $ 80                  $ 42                   $18

5 YEARS                 $ 83                  $ 94                  $ 72                   $32

10 YEARS                $133                  $161                  $159                   $71


 Information as of 11/30/96        See Notes on Next Page

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

------------------ --------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)

                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (3/86)
 1997(e)           $10.40    $.29       $.33           $(.29)     $ --      $10.73
-------------------------------------------------------------------------------------
 1996               10.56     .57       (.15)           (.58)       --       10.40
-------------------------------------------------------------------------------------
 1995               10.36     .59        .20            (.59)       --       10.56
-------------------------------------------------------------------------------------
 1994               10.82     .60       (.31)           (.60)      (.15)     10.36
-------------------------------------------------------------------------------------
 1993               10.24     .62        .62            (.62)      (.04)     10.82
-------------------------------------------------------------------------------------
 1992                9.97     .63        .27            (.63)       --       10.24
-------------------------------------------------------------------------------------
 1991                9.70     .63        .28            (.64)       --        9.97
-------------------------------------------------------------------------------------
 1990                9.76     .64       (.06)           (.64)       --        9.70
-------------------------------------------------------------------------------------
 1989                9.29     .64        .46            (.63)       --        9.76
-------------------------------------------------------------------------------------
 1988                9.09     .64        .19            (.63)       --        9.29
-------------------------------------------------------------------------------------
 1987                9.25     .63       (.16)           (.63)       --        9.09
-------------------------------------------------------------------------------------
 1986(d)             9.58     .09       (.33)           (.09)       --        9.25
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)            10.39     .26        .34            (.26)       --       10.73
-------------------------------------------------------------------------------------
 1996               10.56     .51       (.16)           (.52)       --       10.39
-------------------------------------------------------------------------------------
 1995               10.36     .53        .20            (.53)       --       10.56
-------------------------------------------------------------------------------------
 1994(d)            11.24     .34       (.78)           (.34)      (.10)     10.36
-------------------------------------------------------------------------------------

 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                           Ratio of Net
                                               Ratio of     Investment
                                  Ending     Expenses to    Income to       Portfolio
   Year Ending       Total      Net Assets   Average Net      Average       Turnover
     May 31,        Return(b)   (millions)    Assets(c)    Net Assets(c)      Rate
------------------  ---------   ----------   -----------   -------------    ---------
 CLASS A (3/86)
 1997(e)             11.99%+    $118.5        .80%+        5.41%+           12%
-------------------------------------------------------------------------------------
 1996                 4.03       117.7        .83          5.41             17
-------------------------------------------------------------------------------------
 1995                 7.99       112.6        .79          5.81             50
-------------------------------------------------------------------------------------
 1994                 2.62       107.5        .64          5.53             17
-------------------------------------------------------------------------------------
 1993                12.41        96.1        .68          5.82             30
-------------------------------------------------------------------------------------
 1992                 9.37        64.6        .75          6.28             27
-------------------------------------------------------------------------------------
 1991                 9.72        48.1        .91          6.48             22
-------------------------------------------------------------------------------------
 1990                 6.14        41.6        .91          6.54             35
-------------------------------------------------------------------------------------
 1989                12.25        37.2        .97          6.69             18
-------------------------------------------------------------------------------------
 1988                 9.73        31.7        .88          6.95             75
-------------------------------------------------------------------------------------
 1987                 5.03        32.7        .68          6.54             75
-------------------------------------------------------------------------------------
 1986(d)            (33.49)       12.6        .70+         5.25+             9
-------------------------------------------------------------------------------------
 CLASS C (10/93)
 1997(e)             11.61+       12.5       1.35+         4.84+            12
-------------------------------------------------------------------------------------
 1996                 3.37        11.0       1.38          4.84             17
-------------------------------------------------------------------------------------
 1995                 7.40         6.5       1.34          5.24             50
-------------------------------------------------------------------------------------
 1994(d)             (7.13)        4.8       1.14+         4.85+            17
-------------------------------------------------------------------------------------


+    Annualized.
(a)  Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses by Nuveen Advisory.
(d)  From commencement of class operations as noted.
(e)  For the six months ending November 30, 1996.



--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.97% to 0.77% and on Class C from 1.52% to 1.32%, as reflected in the table. Long-term holders of Class C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Provid-ers--Investment Adviser," to continue Flagship's dividend-setting prac-tices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.
                                                                 --------------
                                                                 PAGE 7

 FUND STRATEGIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The funds may not invest more than 20% of their net assets in these territorial municipal bonds.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. All of the funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.


--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. As non-diversified funds, the funds generally are subject to greater share price fluctuations due to these changes than diversified funds.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds" and "Risk Reduction Strategies" are funda-mental and may not be changed without the approval of a majority of the share-holders of each fund.


--------------------------------------------------------------------------------

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A PURCHASE
OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distrib-utor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

-------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                                 AUTHORIZED
                                                                                   DEALER
                                    SALES CHARGE                                 COMMISSION
                                    ------------                                 ----------
                             AS % OF                                              AS % OF
                              PUBLIC                   AS % OF                     PUBLIC
                             OFFERING                  YOUR NET                   OFFERING
  PURCHASE AMOUNT              PRICE                  INVESTMENT                   PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000            4.20%                     4.38%                      3.70%
    $50,000-100,000            4.00                      4.18                       3.50
   $100,000-250,000            3.50                      3.63                       3.00
   $250,000-500,000            2.50                      2.56                       2.00
 $500,000-1,000,000            2.00                      2.04                       1.50
$1,000,000 and over             --(1)                     --                         --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.



-------------------------------------------------------------------------------

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs.

-------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

SALES CHARGE REDUCTIONS

 .Rights of Accumulation
 .Letter of Intent (LOI)
 .Group Purchase

SALES CHARGE WAIVERS

 . Unit Trust Reinvestment
 . Purchases using Redemptions from Unrelated Funds
 . Fee-Based Programs
 . Bank Trust Departments
 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

-------------------------------------------------------------------------------
CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

  DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

-------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the


-------------------------------------------------------------------------------
necessary documentation. Your financial adviser may charge you for this serv-ice.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen, Shareholder Services, Inc. ("SSI"), and Boston Financial Data Services ("Boston Financial") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than
15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appre-ciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

-------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not


-------------------------------------------------------------------------------
exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

--------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.

                             (CHART APPEARS HERE)

                                 ACCOUNT VALUES FOR TOTAL RETURNS OF
                     AMOUNT      -----------------------------------
           YEAR     INVESTED      4.00%         5.00%         6.00%
           ----     --------     -------       -------       -------
              0     $ 2,874      $ 2,874       $ 2,874       $ 2,874
              5       8,622        9,861        10,203        10,561
             10      14,370       18,391        19,610        20,929
             15      20,118       28,807        31,681        34,913
             20      25,866       41,525        47,173        53,779



SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemp-tion proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next deter-mined after Nuveen receives your reinvestment request. You may exercise this privilege only once per redemption request.
                                                                 --------------

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.
 DIVIDENDS AND TAXES


-------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends or about on the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or rein-vested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

-------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular


-------------------------------------------------------------------------------
monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contem-plating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (nor-mally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.



--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                       TAX-FREE YIELD
TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
--------         -----               -----               -----               -----                -----
28.0%            5.56%               6.25%               6.94%                7.64%                8.33%
31.0%            5.80%               6.52%               7.25%                7.97%                8.70%
36.0%            6.25%               7.03%               7.81%                8.59%                9.37%
39.6%            6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.
 GENERAL INFORMATION

-------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

-------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.



-------------------------------------------------------------------------------

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

-------------------------------------------------------------------------------
MANAGEMENT FEES

AVERAGE DAILY NET ASSET
VALUE                       MANAGEMENT FEE
------------------------------------------
For the first $125 million     0.5500%
For the next $125 million      0.5375%
For the next $250 million      0.5250%
For the next $500 million      0.5125%
For the next $1 billion        0.5000%
For assets over $2 billion     0.4750%

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the funds (through July 31, 1997) do not exceed 0.75% of average daily net assets. For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and port-folio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Edward F. Neild IV is an Assistant Vice President of Nuveen Advisory and the portfolio manager of the Maryland Fund. Mr. Neild has managed the fund since February 1992 and joined Nuveen Advisory in February 1992. Richard Huber is the portfolio manager for the Pennsylvania Fund. Mr. Huber has managed the fund since 1995 as a Vice President of Flagship Financial Inc., the fund's prior investment adviser, until becoming an employee of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by The John Nuveen Company in January 1997. Richard Huber also is the portfolio manager for the Virginia Fund. Mr. Huber has managed the fund since 1992.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, currently serves as transfer agent for the Maryland Fund. Boston Financial, P.O. Box 8509, Boston, MA 02266-8509, currently serves as transfer agent for the Pennsylvania and Virginia Funds. The funds intend to consolidate transfer agent activities with a single firm in the future.

-------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

-------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.



-------------------------------------------------------------------------------

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

-------------------------------------------------------------------------------

ORGANIZATION

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

The Pennsylvania and Virginia Funds were formed as a result of mergers between existing Nuveen and Flagship funds. The performance and the financial informa-tion of each fund reflects that of the predecessor Flagship fund.
 APPENDIX


-------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

MARYLAND

Maryland's rate of economic growth has slowed in the 1990's after a period of rapid expansion in the decade before. Indicators such as income growth, unem-ployment and retail sales levels have trailed the national average. Services, wholesale and retail trade, government and manufacturing account for most of the State's employment. Unlike in most states, government employment surpasses manufacturing employment in Maryland. The manufacturing sector consists chiefly of printing and publishing, food products, industrial machinery, elec-tronics and chemicals.

The State's unemployment rate fell to 4.7% by August 1996 from 5.0% a year earlier. Both times, it ranked below the national average. Maryland residents' personal income per capita ranks fifth in the nation. Per capita income rose 4.3% in 1995 to reach $25,927.

The State Constitution mandates a balanced budget forcing the Governor to reduce 1993 appropriations to offset a 1992 deficit. State expenditures totaled $11.8 billion and $12.4 billion in 1993 and 1994. The State estimated 1995 expenditures at $13.4 billion leaving a $49.5 million surplus. Reserves totaled some $223.6 million at the end of fiscal 1995. As of February 9, 1996, Moody's gives the State's general obligation debt an Aaa rating while S&P gives it an AAA rating.

Tax Treatment.

The Maryland Fund's regular monthly dividends will not be subject to Maryland personal income taxes to the extent they are paid out of income earned on Maryland municipal bonds or U.S. government securities. You will be subject to Maryland personal


-------------------------------------------------------------------------------
income taxes, however, to the extent the Maryland Fund distributes any taxable income, or if you sell or exchange Maryland Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders is similar to that described above.

PENNSYLVANIA

Both Pennsylvania and its largest city, Philadelphia, have experienced diffi-cult budget shortfalls in recent years. The industrial composition of the Commonwealth has diversified from its peak as heavy-industry cluster for coal and steel production, especially with the advent of foreign competition in the last decade. Manufacturing employment has fallen behind that of the service and trade sectors. New growth emanates from the service sectors, especially trade, medical and health services, educational and financial institutions. Agriculture remains an important component of the economic structure while food-related industries support even more activity.

Pennsylvania's unemployment rate has approximated the national average in the past year, falling to 5.0% in August 1996 from 5.6% in August 1995. Per capita income rose 4.9% in 1995 to reach $23,279.

The Governor must submit a balanced operating budget by law and while the General Assembly may change items, the Governor retains a line-item veto power. Total appropriations cannot exceed estimated revenues, also taking into account any deficit or surplus remaining from the previous year. The govern-ment was forced to enact significant cuts and tax increases to deal with severe shortfalls in 1990-2. The financial situation improved in 1993 and 1994 leading to surpluses. The 1995 budget also projected surplus of some $4 million. As of February 9, 1996, Moody's gives the State's general obligation debt an A1 rating while S&P gives it an AA- rating.

Tax Treatment.

The Pennsylvania Fund's regular monthly dividends will not be subject to the Pennsylvania individual income tax to the extent they are paid out of income earned on Pennsylvania municipal bonds or U.S. government securities. You will be subject to Pennsylvania personal income tax, however, to the extent the Pennsylvania Fund distributes any taxable income or realized capital gains, or if you sell or exchange Pennsylvania Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Pennsylvania Fund is similar to that described above.

VIRGINIA

The Virginia economy is broad-based and includes manufacturing, tourism, agri-culture, ports, mining and fisheries. Export diversification is an encouraging sign of growth. Manufacturing, while significant, ranks behind services, trade and government in share of employment. The federal government is a major employer given the proximity of Washington, D.C. and the large numbers of workers employed at Hampton Roads, the nation's largest concentration of mili-tary installations. Civilian defense employment has dropped and further cuts are likely in wake of reductions in defense spending. Still, Virginia's economy has recovered gradually from the nationwide recession. Non-agricul-tural employment also tends to mirror that of the nation.

Virginia's unemployment rate was a low 4.1% in August 1996 having dropped further from the previous year's rate of 4.6%. Per capita income rose 4.9% in 1995 to reach $23,597.

Virginia's Constitution requires a balanced biennial budget. Beyond that, the Commonwealth historically operates on a fiscally conservative basis and produced undesignated surpluses in 1992, 1993 and 1994. As of February 9, 1996, Moody's gives the State's general obligation debt an Aaa rating while S&P gives it an AAA rating.

Tax Treatment.

The Virginia Fund's regular monthly dividends will not be subject to Virginia personal income taxes to the extent they are paid out of income earned on Virginia municipal bonds or U.S. government securities. You will be subject to Virginia personal income taxes, however, to the extent the Virginia Fund distributes any taxable income, or if you sell or exchange Virginia Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders is similar to that described above.


-------------------------------------------------------------------------------

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds is designed to help you reach your finan-cial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           TAX-FREE INCOME FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes
           1. Long-term, long-term insured, intermediate-term and limited-term portfolios.
           2. Long-term and long-term insured portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

--------------------------------------------------------------------------------
PROSPECTUS

Nuveen Flagship Florida Municipal Bond Fund
Nuveen Flagship Florida Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust I, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                     6
  How the Funds Select Investments         6
  Risk Reduction Strategies                7
INVESTING IN THE FUNDS
  How to Buy Fund Shares                   8
  How to Select a Purchase Option          8
  How to Sell Fund Shares                 10
  Exchanging Shares                       11
  Optional Features and Services          11
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             13
  Taxes and Tax Reporting                 13
  Taxable Equivalent Yields               14
GENERAL INFORMATION
  How to Contact Nuveen                   15
  Fund Service Providers                  15
  How the Funds Report Performance        16
  How Fund Shares are Priced              16
  Organization                            16
APPENDIX
  Special State Considerations            17

                                                                FEBRUARY 1, 1997

--------------------------------------------------------------------------------
Nuveen Flagship Florida Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:  June 15, 1990
NET ASSETS: $314.7 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR          0.00%              4.38%             3.81%             3.92%             4.38%
5 YEARS         6.56%              7.48%             6.89%             6.65%             7.48%
INCEPTION       7.30%              8.02%             7.42%             7.24%             8.02%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]

Average Maturity            21.4
Average Modified Duration    8.3

--------------------------------------------------------------------------------
CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

AAA                      (65%)
AA                       (11%)
A                        (11%)
BBB                      (11%)
NR                        (2%)
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Hospitals                (17%)
Industrial Development
and Polution Control     (12%)
Pre-refunded             (10%)
Special Tax Revenue       (9%)
Housing/Single Family     (8%)
Other                    (44%)

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

TRANSACTION EXPENSE                                     CLASS A   CLASS B CLASS C CLASS R
-----------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                4.20%(1)   --      --      --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --      --      --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)     5%(2)   1%(3)   --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

FUND EXPENSE            CLASS A               CLASS B               CLASS C               CLASS R
-------------------------------------------------------------------------------------------------
MANAGEMENT FEES          0.54%                 0.54%                 0.54%                 0.54%
12B-1 FEES               0.20%                 0.95%                 0.75%                 --
OTHER                    0.11%                 0.11%                 0.11%                 0.11%
-------------------------------------------------------------------------------------------------
  TOTAL (GROSS)          0.85%                 1.60%                 1.40%                 0.65%
WAIVERS/
REIMBURSEMENTS           --                    --                    --                    --
-------------------------------------------------------------------------------------------------
  TOTAL (NET)            0.85%                 1.60%                 1.40%                 0.65%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 50                  $ 56                  $ 14                   $ 7
3 YEARS                 $ 68                  $ 82                  $ 44                   $21
5 YEARS                 $ 87                  $ 99                  $ 77                   $36
10 YEARS                $142                  $170                  $168                   $81

                                    See Notes on Next Page 2
 Information as of 11/30/96

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

 ----------------  ------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
-----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (6/90)
 1997(e)           $10.39    $.28       $ .35          $(.28)     $  --     $10.74
-------------------------------------------------------------------------------------
 1996               10.63     .57        (.24)          (.57)        --      10.39
-------------------------------------------------------------------------------------
 1995               10.38     .58         .26           (.59)        --      10.63
-------------------------------------------------------------------------------------
 1994               10.76     .60        (.38)          (.60)        --      10.38
-------------------------------------------------------------------------------------
 1993               10.18     .63         .61           (.64)      (.02)     10.76
-------------------------------------------------------------------------------------
 1992                9.87     .66         .33           (.67)      (.01)     10.18
-------------------------------------------------------------------------------------
 1991(d)             9.58     .64         .29           (.64)        --       9.87
-------------------------------------------------------------------------------------
 CLASS C (9/95)
 1997(e)            10.39     .25         .36           (.25)        --      10.75
-------------------------------------------------------------------------------------
 1996(d)            10.65     .35        (.26)          (.35)        --      10.39
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
   Year Ending       Total   Net Assets Average Net    Average    Turnover
     May 31,       Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A (6/90)
 1997(e)           12.31%+   $312.0      .87%+      5.32%+         31%
-------------------------------------------------------------------------------------
 1996               3.14      318.5      .83        5.36           94
-------------------------------------------------------------------------------------
 1995               8.43      341.4      .73        5.71           53
-------------------------------------------------------------------------------------
 1994               2.00      372.1      .58        5.51           32
-------------------------------------------------------------------------------------
 1993              12.49      369.1      .45        6.01           23
-------------------------------------------------------------------------------------
 1992              10.32      276.8      .26        6.59           50
-------------------------------------------------------------------------------------
 1991(d)            9.81      136.5      .19+       6.86+         152
-------------------------------------------------------------------------------------
 CLASS C (9/95)
 1997(e)           11.93+       2.6     1.40+       4.69+          31
-------------------------------------------------------------------------------------
 1996(d)            1.30        1.2     1.38+       4.59+          94
-------------------------------------------------------------------------------------

 +  Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) From commencement of class operations as noted.
(e) For the six months ending November 30, 1996.




--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.


(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.05% to 0.85% and on Class C from 1.60% to 1.40%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/ reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers - Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating edxpenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship Florida Intermediate Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:   February 1, 1994

NET ASSETS:  $8.8 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                   CLASS A
                   (OFFER                  CLASS A
                   PRICE)                   (NAV)                  CLASS C                 CLASS R
--------------------------------------------------------------------------------------------------
1 YEAR              1.68%                   4.82%                   4.25%                   4.82%
INCEPTION           5.32%                   6.46%                   5.90%                   6.46%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

                           [BAR CHART APPEARS HERE]


Average Maturity                   9.6

Average Modified Duration          6.6

--------------------------------------------------------------------------------
CREDIT QUALITY

                           [PIE CHART APPEARS HERE]

BBB      (8%)
A        (14%)
AA       (11)
AAA      (67%)
--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

                           [PIE CHART APPEARS HERE]

Special Tax Revenue                        (23%)
Non-State General Obligations              (11%)
State/Territorial General Obligations      (11%)
Municipal Revenue/Water & Sewer            (10%)
Municipal Revenue/Transportation           (10%)
Other                                      (35%)


                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A   CLASS C CLASS R
---------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                                3.00%(1)   --      --
SALES CHARGE ON REINVESTED DIVIDENDS                      --        --      --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    --(1)     1%(2)   --
---------------------------------------------------------------------------------

OVERVIEW OF FUND OPERATING EXPENSES (3)
(Annual, as % of Average Net Assets)

                 CLASS A  CLASS C  CLASS R
------------------------------------------
MANAGEMENT FEES   0.55%    0.55%    0.55%
12B-1 FEES        0.20%    0.75%       --
OTHER             1.03%    1.03%    1.03%
------------------------------------------
  TOTAL (GROSS)   1.78%    2.33%    1.58%
WAIVERS/
REIMBURSEMENTS   (1.08%)  (1.08%)  (1.08%)
------------------------------------------
  TOTAL (NET)     0.70%    1.25%    0.50%


SUMMARY OF SHAREHOLDER EXPENSES (4)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD              CLASS A                         CLASS C                         CLASS R
---------------------------------------------------------------------------------------------------
1 YEAR                       $ 37                            $ 13                             $ 5
3 YEARS                      $ 52                            $ 40                             $16
5 YEARS                      $ 68                            $ 69                             $28
10 YEARS                     $114                            $151                             $63


 Information as of 11/30/96                 See Notes on Next Page
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

 ---------------  ------------------------------------------------------------------
 CLASS            INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION
 DATE)
                                        Net Realized             Distribu-
                                        and Unreal-   Dividends    tions
                  Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending    Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,        Value   Income(c)  Investments(a)   Income     Gains     Value
 ---------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (2/94)
 1997(e)           $ 9.88      $.23        $ .34        $(.23)     $ --     $10.22
------------------------------------------------------------------------------------
 1996               10.05       .46         (.12)        (.46)      (.05)     9.88
------------------------------------------------------------------------------------
 1995                9.66       .46          .33         (.40)       --      10.05
------------------------------------------------------------------------------------
 1994(d)             9.70       .12         (.04)        (.12)       --       9.66
------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(e)             9.88       .21          .33         (.20)       --      10.22
------------------------------------------------------------------------------------
 1996               10.05       .40         (.11)        (.41)      (.05)     9.88
------------------------------------------------------------------------------------
 1995                9.66       .40          .33         (.34)       --      10.05
------------------------------------------------------------------------------------
 1994(d)             9.70       .11         (.06)        (.09)       --       9.66
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
 CLASS            RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION
 DATE)
                                                           Ratio of Net
                                                Ratio of    Investment
                                      Ending   Expenses to   Income to     Portfolio
   Year Ending       Total     Net Assets   Average Net      Average       Turnover
     May 31,       Return(b)   (millions)    Assets(c)    Net Assets(c)      Rate
-----------------  ---------   ----------   -----------   -------------    ---------
 CLASS A (2/94)
 1997(e)             11.73%+      $5.5          .75+          4.64%+           18%
------------------------------------------------------------------------------------
 1996                 3.41         5.0          .76           4.48             66
------------------------------------------------------------------------------------
 1995                 8.42         3.9          .67           4.74            105
------------------------------------------------------------------------------------
 1994(d)              1.75         1.0          .29+          3.79+            28
------------------------------------------------------------------------------------
 CLASS C (2/94)
 1997(e)             11.15+        3.2         1.30+          4.09+            18
------------------------------------------------------------------------------------
 1996                 2.88         3.1         1.34           3.88             66
------------------------------------------------------------------------------------
 1995                 7.80         1.8         1.19           4.19            105
------------------------------------------------------------------------------------
 1994(d)              1.33         1.1          .68+          3.42+            28
------------------------------------------------------------------------------------

+    Annualized.
(a)  Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)  From commencement of class operations as noted.
(e)  For the six months ending November 30, 1996.




--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) Imposed only on redemptions within 12 months of purchase.

(3) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.90% to 0.70% and on Class C from 1.45% to 1.25%, as reflected in the table. Long-term holders of Class C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Provid-ers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(4) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.
                                                                 --------------

 FUND STRATEGIES


-------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state (including the Florida intangible personal property tax) and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

-------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds may be subject to the federal alterna-tive minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds are not available at reason-able prices and yields, a fund may invest in municipal bonds of U.S. territo-ries (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The Florida Fund may not invest more than 20% of its net assets in these territorial municipal bonds.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not identical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some speculative characteristics. Bond ratings represent the opinions of the ratings agencies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average maturity within a defined range. The Florida Intermediate Fund normally maintains a weighted average portfolio maturity of 5 to 10 years. The Florida Fund is a long-term fund and normally maintains a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is


-------------------------------------------------------------------------------
known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. As a non-diversified fund, the Florida Intermediate Fund generally is subject to greater share price fluctuations due to these changes than the Florida Fund, which is a diversified fund.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

As a diversified fund, the Florida Fund also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of the fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds" and "Risk Reduction Strategies" are funda-mental and may not be changed without the approval of a majority of the share-holders of each fund.


--------------------------------------------------------------------------------

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A
PURCHASE OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distrib-utor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to the Florida Municipal Bond Fund:

-------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                                  AUTHORIZED
                                                                                    DEALER
                                    SALES CHARGE                                  COMMISSION
                                    ------------                                  ----------
                             AS % OF                                               AS % OF
                              PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
  PURCHASE AMOUNT             PRICE                    INVESTMENT                   PRICE
--------------------------------------------------------------------------------------------
      Up to $50,000            4.20%                      4.38%                      3.70%
    $50,000-100,000            4.00                       4.18                       3.50
   $100,000-250,000            3.50                       3.63                       3.00
   $250,000-500,000            2.50                       2.56                       2.00
 $500,000-1,000,000            2.00                       2.04                       1.50
$1,000,000 and over              --(1)                      --                         --(1)


-------------------------------------------------------------------------------

The following Class A sales charges and commissions apply to the Florida Inter-mediate Municipal Bond Fund:

--------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                                  AUTHORIZED
                                                                                    DEALER
                                    SALES CHARGE                                  COMMISSION
                                    ------------                                  ----------
                             AS % OF                                               AS % OF
                              PUBLIC                    AS % OF                     PUBLIC
                             OFFERING                   YOUR NET                   OFFERING
  PURCHASE AMOUNT             PRICE                    INVESTMENT                   PRICE
--------------------------------------------------------------------------------------------
      Up to $50,000            3.00%                      3.09%                      2.50%
    $50,000-100,000            2.50                       2.56                       2.00
   $100,000-250,000            2.00                       2.04                       1.50
   $250,000-500,000            1.50                       1.52                       1.25
 $500,000-1,000,000            1.25                       1.27                       1.00
$1,000,000 and over              --(1)                      --                         --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commission, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calcu-lated on the lower of your purchase price or redemption proceeds.

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connec-tion with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of adver-tising that features the products and services of both parties. The statement of additional information contains further information about these programs.

--------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

SALES CHARGE REDUCTIONS

 . Rights of Accumulation
 . Letter of Intent (LOI)
 . Group Purchase

SALES CHARGE WAIVERS

 . Unit Trust Reinvestment
 . Purchases using Redemptions from Unrelated Funds
 . Fee-Based Programs
 . Bank Trust Departments
 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase. The Florida Intermediate Municipal Bond Fund does not currently offer Class B shares.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

--------------------------------------------------------------------------------
CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

  DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.


--------------------------------------------------------------------------------

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

-------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the necessary documentation. Your financial adviser may charge you for this service.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Boston Financial Data Services ("Boston Financial") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appre-ciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived


-------------------------------------------------------------------------------

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an involun-tary redemption.

--------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

--------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account (see "Fund Direct--Electronic Funds Transfer" below), or directly from your paycheck. To invest regularly from your bank account, simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").


--------------------------------------------------------------------------------

SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                             (CHART APPEARS HERE)

                                 ACCOUNT VALUES FOR TOTAL RETURNS OF
                     AMOUNT      -----------------------------------
           YEAR     INVESTED      4.00%         5.00%         6.00%
           ----     --------     -------       -------       -------
              0     $ 2,874      $ 2,874       $ 2,874       $ 2,874
              5       8,622        9,861        10,203        10,561
             10      14,370       18,391        19,610        20,929
             15      20,118       28,807        31,681        34,913
             20      25,866       41,525        47,173        53,779



SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer" below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your rein-vestment request. You may exercise this privilege only once per redemption request.

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT-ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If you need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.

--------------
       PAGE 12

 DIVIDENDS AND TAXES


--------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first business day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more stable monthly dividend, each fund may sometimes distribute less or more than the amount of net income earned in a particular period as a result of fluctuations in a fund's net income. Undistributed net income is included in the fund's share price; similarly, distributions from previously undistributed net income reduce the fund's share price. This divi-dend policy is not expected to affect the management of a fund's portfolio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

--------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.


--------------------------------------------------------------------------------

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contemplating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (normally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

-------------------------------------------------------------------------------
TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                              TAX-FREE YIELD
           TAX RATE           4.00%           4.50%           5.00%           5.50%           6.00%
           --------           -----           -----           -----           -----           -----
28.0%        5.56%            6.25%           6.94%           7.64%           8.33%
31.0%        5.80%            6.52%           7.25%           7.97%           8.70%
36.0%        6.25%            7.03%           7.81%           8.59%           9.37%
39.6%        6.62%            7.45%           8.28%           9.11%           9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.


-------------------------------------------------------------------------------

 GENERAL INFORMATION


-------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

-------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources, Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

-------------------------------------------------------------------------------
MANAGEMENT FEES

AVERAGE DAILY NET ASSET
VALUE                       MANAGEMENT FEE
------------------------------------------
For the first $125 million     0.5500%
For the next $125 million      0.5375%
For the next $250 million      0.5250%
For the next $500 million      0.5125%
For the next $1 billion        0.5000%
For assets over $2 billion     0.4750%

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the Florida Fund (through July 31, 1997) do not exceed 0.75% of average daily net assets. For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and port-folio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the municipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Michael S. Davern is the portfolio manager for the Florida Fund. Mr. Davern has managed the Florida Fund since 1995, and since 1991 had been a Vice Presi-dent of Flagship Financial Inc., the funds' prior investment adviser, until becoming an employee of Nuveen Advisory upon the acquisition of Flagship Resources by The John Nuveen Company in January 1997. Paul Brennan has managed the Florida Intermediate Fund either jointly or on his own since 1995, and since 1991 had been an employee of Flagship Financial Inc. until becoming an employee of Nuveen Advisory in January 1997.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.


-------------------------------------------------------------------------------

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and C shares outstanding. In order to help compensate Nuveen for the sales commission paid to financial advisers at the time of sale on sales of Class B and Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The statement of additional information contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Boston Financial, P.O. Box 8509, Boston, MA 02266-8509, currently serves as transfer agent for each fund.

-------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

-------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. When price quotes are readily available for a municipal bond, the price used is the average of the quoted bid and asked prices (or their yield equivalent).

-------------------------------------------------------------------------------

ORGANIZATION

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of two or more funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A share six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

The Florida Fund was formed as a result of a merger between existing Nuveen and Flagship funds. The performance and the financial information of the fund reflects that of the predecessor Flagship fund.


-------------------------------------------------------------------------------

 APPENDIX


-------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

FLORIDA

Florida's trade and service sectors have driven the State's economic growth in recent years and account for half of non-agricultural employment. In general, the State's economy tracked the national economy through the recent recession and subsequent recovery. Florida historically enjoys a strong job growth rate, but it slowed to a projected 3.3% in 1995-6. The crucial tourism sector did not expand in 1995 in part due to crime concerns, product maturity, higher prices and competition from other resort areas. In the past, the State's economy depended heavily on construction activity and the sector remains important despite decreased dependence on it for overall growth.

Florida's unemployment rate of 5.4% stood slightly above the national average of 5.1% in August 1996. Per capita income rose 5.8% in 1995 to reach $22,916.

Florida voters approved a Constitutional amendment in 1995 which limits the rate of growth of state revenues to the growth rate of personal income in the State. The State's 1995 general fund revenues were $13.89 billion against expenditures of $11.87 billion. The State estimates that 1966 revenues will rise by 2.7% and expenditures 3.5% over 1995 levels. As of February 9, 1996, Moody's gives the State's general obligation debt an Aa rating while S&P gives it an AA rating.

Tax treatment.

Shares of the Florida funds will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, the Florida funds holds only Florida municipal bonds and U.S. securities. Your shares will be subject to the Florida intangible personal property tax, however, to the extent that the Florida funds hold other taxable securities on that date. The portion of the value of your shares which is attributable to the Florida funds' investments in U.S. securities will not be subject to the tax.

Corporate shareholders of the Florida Fund also may be subject to the Florida corporate income tax. Corporate shareholders should refer to the statement of additional information for more detailed information.


-------------------------------------------------------------------------------

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds is designed to help you reach your finan-cial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           TAX-FREE INCOME FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes
           1. Long-term, long-term insured, intermediate-term and limited-term portfolios.
           2. Long-term and long-term insured portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

--------------------------------------------------------------------------------
PROSPECTUS

Nuveen Flagship Arizona Municipal Bond Fund
Nuveen Flagship Colorado Municipal Bond Fund
Nuveen Flagship New Mexico Municipal Bond Fund

--------------------------------------------------------------------------------
OVERVIEW

The funds listed above are part of the Nuveen Flagship Multistate Trust I, an open-end investment company. Each fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

Each fund offers a set of flexible purchase options which permit you to purchase fund shares in the way that is best suited to your individual circum-stances and investment needs. For detailed information about these flexible purchase options, please refer to "How to Select a Purchase Option" later in this prospectus.

This prospectus contains important information you should know before invest-ing. Please read it carefully and keep it for future reference. You can find more detailed information about each fund in the statement of additional infor-mation which is part of this prospectus by reference. For a free copy, write to Nuveen or call (800) 621-7227.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER U.S. GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
CONTENTS

OVERVIEW                                   1
FUND SUMMARIES AND FINANCIAL HIGHLIGHTS    2
FUND STRATEGIES
  Investment Objective                     8
  How the Funds Select Investments         8
  Risk Reduction Strategies                9
INVESTING IN THE FUNDS
  How to Buy Fund Shares                  10
  How to Select a Purchase Option         10
  How to Sell Fund Shares                 11
  Exchanging Shares                       12
  Optional Features and Services          13
DIVIDENDS AND TAXES
  How the Funds Pay Dividends             14
  Taxes and Tax Reporting                 14
  Taxable Equivalent Yields               15
GENERAL INFORMATION
  How to Contact Nuveen                   16
  Fund Service Providers                  16
  How the Funds Report Performance        17
  How Fund Shares are Priced              17
  Organization                            17
APPENDIX
  Special State Considerations            18

                                                                FEBRUARY 1, 1997

--------------------------------------------------------------------------------
Nuveen Flagship Arizona Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:  October 29, 1986
NET ASSETS: $83.5 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           0.53%             4.94%             4.37%             4.38%             4.94%
5 YEARS          7.36%             8.29%             7.70%             7.91%             8.29%
10 YEARS         7.29%             7.75%             7.28%             7.26%             7.75%
INCEPTION        7.47%             7.93%             7.46%             7.44%             7.93%

Class A total returns reflect actual performance for all periods; Class C total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in sales charges and fees between the classes. Class B and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.
--------------------------------------------------------------------------------
MATURITY (YEARS)

[BAR CHART APPEARS HERE:]

Average Maturity                              15.0
Average Modified Duration                      8.2

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE:]

AAA     (74%)
AA       (4%)
A       (12%)
BBB      (8%)
NR       (2%)

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)

[PIE CHART APPEARS HERE:]

Non-State General Obligations       (31%)
Pre-refunded                        (16%)
Escrowed to Maturity                (12%)
Hospitals                            (8%)
Special Tax Revenue                  (8%)
Other                               (25%)

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A    CLASS B   CLASS C   CLASS R
----------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)     --        --        --
SALES CHARGE ON REINVESTED DIVIDENDS                      --         --        --        --
CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    -- (1)     5%(2)     1%(3)     --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (4)
(Annual, as % of Average Net Assets)

                             CLASS A          CLASS B          CLASS C          CLASS R
---------------------------------------------------------------------------------------
MANAGEMENT FEES               0.55%            0.55%            0.55%            0.55%

12b-1 FEES                    0.20%            0.95%            0.75%             --

OTHER EXPENSES                0.17%            0.17%            0.17%            0.17%
---------------------------------------------------------------------------------------
  TOTAL EXPENSES (GROSS)      0.92%            1.67%            1.47%            0.72%

WAIVERS/
REIMBURSEMENTS               (0.04%)          (0.04%)          (0.04%)          (0.04%)
---------------------------------------------------------------------------------------
  TOTAL EXPENSES (NET)        0.88%            1.63%            1.43%            0.68%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7
3 YEARS                 $ 69                  $ 83                  $ 45                   $22
5 YEARS                 $ 89                  $100                  $ 78                   $38
10 YEARS                $146                  $173                  $171                   $85

--------------    Information as of 11/30/96         See Notes on Next Page
        PAGE 2

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

 -------------     ------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending      Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31,          Value   Income(c)  Investments(a)   Income     Gains     Value
 -------------     --------- ---------- -------------- ---------- --------- ---------
 CLASS A
 (10/86)
 1997(e)            $10.73      $.28         $.40        $(.28)    $  --     $11.13
-------------------------------------------------------------------------------------
 1996                10.85       .57         (.12)        (.57)       --      10.73
-------------------------------------------------------------------------------------
 1995                10.43       .58          .42         (.58)       --      10.85
-------------------------------------------------------------------------------------
 1994                10.81       .60         (.38)        (.60)       --      10.43
-------------------------------------------------------------------------------------
 1993                10.13       .63          .69         (.64)       --      10.81
-------------------------------------------------------------------------------------
 1992                 9.81       .65          .32         (.65)       --      10.13
-------------------------------------------------------------------------------------
 1991                 9.60       .64          .21         (.64)       --       9.81
-------------------------------------------------------------------------------------
 1990                 9.72       .64         (.12)        (.64)       --       9.60
-------------------------------------------------------------------------------------
 1989                 9.12       .64          .60         (.64)       --       9.72
-------------------------------------------------------------------------------------
 1988                 9.12       .64           --         (.64)       --       9.12
-------------------------------------------------------------------------------------
 1987(d)              9.58       .35         (.47)        (.34)       --       9.12
-------------------------------------------------------------------------------------
 CLASS C
 (2/94)
 1997(e)             10.73       .25          .40         (.25)       --      11.13
-------------------------------------------------------------------------------------
 1996                10.84       .51         (.11)        (.51)       --      10.73
-------------------------------------------------------------------------------------
 1995                10.43       .52          .41         (.52)       --      10.84
-------------------------------------------------------------------------------------
 1994(d)             11.22       .14         (.79)        (.14)       --      10.43
-------------------------------------------------------------------------------------

------------------ --------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment
                               Ending   Expenses to   Income to   Portfolio
  Year Ending        Total   Net Assets Average Net    Average    Turnover
    May 31,        Return(b) (millions)  Assets(c)  Net Assets(c)   Rate
------------------ --------- ---------- ----------- ------------- ---------
 CLASS A
 (10/86)
 1997(e)             12.78%+    $81.1      .83%+       5.11%+         19%
-------------------------------------------------------------------------------------
 1996                 4.21       80.1      .69         5.20           38
-------------------------------------------------------------------------------------
 1995                10.03       80.4      .82         5.59           27
-------------------------------------------------------------------------------------
 1994                 1.92       82.7      .64         5.48           21
-------------------------------------------------------------------------------------
 1993                13.37       72.8      .44         6.03           20
-------------------------------------------------------------------------------------
 1992                10.25       51.1      .44         6.55           34
-------------------------------------------------------------------------------------
 1991                 9.19       38.9      .78         6.62           18
-------------------------------------------------------------------------------------
 1990                 5.53       32.1      .85         6.63           37
-------------------------------------------------------------------------------------
 1989                14.04       29.4      .92         6.85           37
-------------------------------------------------------------------------------------
 1988                 7.45       33.7      .86         6.96           68
-------------------------------------------------------------------------------------
 1987(d)             (2.67)      31.7      .84+        6.17+          40
-------------------------------------------------------------------------------------
 CLASS C
 (2/94)
 1997(e)             12.23+       2.5     1.38+        4.55+          19
-------------------------------------------------------------------------------------
 1996                 3.75        2.0     1.23         4.64           38
-------------------------------------------------------------------------------------
 1995                 9.32        1.6     1.36         5.01           27
-------------------------------------------------------------------------------------
 1994(d)            (16.61)       1.1     1.20+        4.36+          21
-------------------------------------------------------------------------------------

+    Annualized.
(a)  Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.
(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)  From commencement of class operations as noted.
(e)  For the six months ending November 30, 1996.

--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.08% to 0.88% and on Class C from 1.63% to 1.43%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisi-tion of Flagship Resources as described in "Fund Service Providers - Invest-ment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

--------------------------------------------------------------------------------
Nuveen Flagship Colorado Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:  May 4, 1987

NET ASSETS: $32.7 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.77%             6.24%             5.66%             5.87%             6.24%

5 YEARS          7.13%             8.06%             6.80%             7.68%             8.06%

INCEPTION        6.88%             7.36%             6.87%             6.99%             7.36%


Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)
[BARCHART APPEARS HERE:]

Average Maturity                              17.1

Average Modified                               9.9
Duration

--------------------------------------------------------------------------------
CREDIT QUALITY
[PIE CHART APPEARS HERE:]

AAA (59%)
AA (7%)
A (15%)
BBB (10%)
NR (9%)


--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION (TOP 5)
[PIE CHART APPEARS HERE:
Escrowed to
Maturity (31%)
Pre-refunded (12%)
Municipal Revenue/
Transportation (11%)
Special Tax
Revenue (9%)
Non-State General
Obligations (8%)
Other (29%)

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

                                                        CLASS A    CLASS B    CLASS    C CLASS R
------------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)     --         --         --

SALES CHARGE ON REINVESTED DIVIDENDS                      --         --         --         --

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    -- (1)     5%(2   )   1%(3)      --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES(4)

(Annual, as % of Average Net Assets)

                             CLASS A          CLASS B          CLASS C          CLASS R
---------------------------------------------------------------------------------------
MANAGEMENT FEES               0.55%            0.55%            0.55%            0.55%

12B-1 FEES                    0.20%            0.95%            0.75%             --

OTHER EXPENSES                0.28%            0.28%            0.28%            0.28%
---------------------------------------------------------------------------------------
  TOTAL EXPENSES (GROSS)      1.03%            1.78%            1.58%            0.83%

WAIVERS/
REIMBURSEMENTS               (0.45%)          (0.45%)          (0.45%)          (0.45%)
---------------------------------------------------------------------------------------
  TOTAL EXPENSES (NET)        0.58%            1.33%            1.13%            0.38%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES(5)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 48                  $ 53                  $ 12                   $ 4

3 YEARS                 $ 60                  $ 74                  $ 36                   $12

5 YEARS                 $ 73                  $ 85                  $ 62                   $21

10 YEARS                $112                  $140                  $137                   $48

--------------    Information as of 11/30/96         See Notes on Next Page
        PAGE 4

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

-------------------------------------------------------------------------------------
 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                         Net Realized             Distribu-
                                         and Unreal-   Dividends    tions
                   Beginning    Net       ized Gain     from Net    from     Ending
   Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
     May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
 ----------------  --------- ---------- -------------- ---------- --------- ---------
 CLASS A (5/87)
 1997(d)            $ 9.79      $.26        $ .45        $(.26)     $ --     $10.24
-------------------------------------------------------------------------------------
 1996                 9.93       .54         (.13)        (.55)       --       9.79
-------------------------------------------------------------------------------------
 1995                 9.62       .57          .30         (.56)       --       9.93
-------------------------------------------------------------------------------------
 1994                10.04       .58         (.37)        (.58)      (.05)     9.62
-------------------------------------------------------------------------------------
 1993                 9.56       .60          .55         (.60)      (.07)    10.04
-------------------------------------------------------------------------------------
 1992                 9.29       .61          .27         (.61)       --       9.56
-------------------------------------------------------------------------------------
 1991                 9.13       .60          .17         (.61)       --       9.29
-------------------------------------------------------------------------------------
 1990                 9.24       .62         (.12)        (.61)       --       9.13
-------------------------------------------------------------------------------------
 1989                 8.78       .63          .46         (.63)       --       9.24
-------------------------------------------------------------------------------------
 1988                 9.27       .62         (.46)        (.65)       --       8.78
-------------------------------------------------------------------------------------
 1987(e)              9.58       .10         (.41)         --         --       9.27
-------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                     Ratio of Net
                                          Ratio of    Investment
                                Ending   Expenses to   Income to   Portfolio
   Year Ending       Total    Net Assets Average Net    Average    Turnover
     May 31,       Return(b)  (millions)  Assets(c)  Net Assets(c)   Rate
------------------ ---------- ---------- ----------- ------------- ---------
 CLASS A (5/87)
 1997(d)             14.73%+    $32.7        .70%+        5.30%+       12%
-------------------------------------------------------------------------------------
 1996                 4.14       33.6        .55          5.41         70
-------------------------------------------------------------------------------------
 1995                 9.54       34.9        .50          5.99         38
-------------------------------------------------------------------------------------
 1994                 2.03       35.8        .37          5.71         42
-------------------------------------------------------------------------------------
 1993                12.41       26.7        .41          6.05         30
-------------------------------------------------------------------------------------
 1992                 9.80       15.7        .49          6.42         39
-------------------------------------------------------------------------------------
 1991                 8.75        9.1        .84          6.62         29
-------------------------------------------------------------------------------------
 1990                 5.59        7.4        .87          6.70         16
-------------------------------------------------------------------------------------
 1989                12.83        7.5        .67          7.04         19
-------------------------------------------------------------------------------------
 1988                 2.13        7.6        .55          7.03        138
-------------------------------------------------------------------------------------
 1987(e)            (43.74)       1.6        .03+        13.96+       114
-------------------------------------------------------------------------------------

+Annualized.
(a) Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d) For the six months ending November 30, 1996.
(e) From commencement of class operations as noted.



--------------------------------------------------------------------------------
NOTES:
(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 0.78% to 0.58% and on Class C from 1.33% to 1.13%, as reflected in the table. Long-term holders of Class B and C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Nuveen Flagship New Mexico Municipal Bond Fund

                            PERFORMANCE INFORMATION

INCEPTION:  September 16, 1992
NET ASSETS: $52.0 million

--------------------------------------------------------------------------------
TOTAL RETURN (ANNUALIZED)

                CLASS A
                (OFFER            CLASS A
                PRICE)             (NAV)            CLASS B           CLASS C           CLASS R
-----------------------------------------------------------------------------------------------
1 YEAR           1.33%             5.77%             5.19%             5.40%             5.77%

INCEPTION        5.97%             7.05%             6.46%             6.68%             7.05%


Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect Class A performance for all periods, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes. See Overview of Fund Operating Expenses and Shareholder Transaction Expenses.

The fund assumes investment risk in pursuit of its investment objective, chiefly in the form of interest rate risk and credit risk. The fund limits this risk by purchasing only certain types and maturities of municipal bonds and by diversifying its investment portfolio geographically and by industry. See Risk Reduction Strategies in the prospectus for further information.

--------------------------------------------------------------------------------
MATURITY (YEARS)

[BAR CHARTS APPEARS HERE:

Average Maturity              20.0
Average Modified Duration      8.9]

--------------------------------------------------------------------------------
CREDIT QUALITY

[PIE CHART APPEARS HERE:

AAA (50%)
AA  (15%)
A   (17%)
BBB (17%)
NR   (1%)]

--------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION

[PIE CHART APPEARS HERE:

Housing/Single Family                           (8%)
Special Tax Revenue                            (29%)
Other                                          (29%)
Municipal Revenue/Utility                      (13%)
Student Loan Revenue Bonds                     (10%)
Education                                      (11%)]

--------------------------------------------------------------------------------
                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES
(Maximum, as % of Offering Price)

TRANSACTION EXPENSE                                     CLASS A     CLASS B     CLASS C     CLASS R
---------------------------------------------------------------------------------------------------
SALES CHARGE ON PURCHASES                               4.20%(1)       --         --          --

SALES CHARGE ON REINVESTED DIVIDENDS                      --           --         --          --

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON REDEMPTIONS    -- (1)       5%(2)      1%(3)       --

--------------------------------------------------------------------------------
OVERVIEW OF FUND OPERATING EXPENSES (3)
(Annual, as % of Average Net Assets)

                            CLASS A          CLASS B          CLASS C          CLASS R
--------------------------------------------------------------------------------------
MANAGEMENT FEES              0.55%            0.55%            0.55%            0.55%

12b-1 FEES                   0.20%            0.95%            0.75%             --

OTHER EXPENSES               0.24%            0.24%            0.24%            0.24%
--------------------------------------------------------------------------------------
  TOTAL EXPENSE (GROSS)      0.99%            1.74%            1.54%            0.79%

WAIVERS/
REIMBURSEMENTS              (0.10%)          (0.10%)          (0.10%)          (0.10%)
--------------------------------------------------------------------------------------
  TOTAL EXPENSES (NET)       0.89%            1.64%            1.44%            0.69%

--------------------------------------------------------------------------------
SUMMARY OF SHAREHOLDER EXPENSES (4)

The example illustrates the expenses on a hypothetical $1,000 investment in the fund based on the Total Expenses shown at left, an assumed annual total return of 5% and reinvestment of all dividends.

HOLDING PERIOD         CLASS A               CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------
1 YEAR                  $ 51                  $ 56                  $ 15                   $ 7

3 YEARS                 $ 69                  $ 84                  $ 46                   $22

5 YEARS                 $ 89                  $101                  $ 79                   $38

10 YEARS                $147                  $174                  $172                   $86

--------------    Information as of 11/30/96         See Notes on Next Page
        PAGE 6

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights below are excerpted from the fund's latest annual report which has been audited by Deloitte & Touche LLP, the fund's independent auditors, and the fund's subsequent unaudited semi-annual report. For a free copy of the fund's latest annual and semi-annual reports, write to Nuveen or call (800) 621-7227.

----------------- ------------------------------------------------------------------
CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
(INCEPTION DATE)
                                        Net Realized             Distribu-
                                        and Unreal-   Dividends    tions
                  Beginning    Net       ized Gain     from Net    from     Ending
  Year Ending     Net Asset Investment  (Loss) From   Investment  Capital  Net Asset
    May 31,         Value   Income(c)  Investments(a)   Income     Gains     Value
----------------  --------- ---------- -------------- ---------- --------- ---------
CLASS A (9/92)
 1997(e)           $ 9.81      $.25        $ .43        $(.25)      $--     $10.24
------------------------------------------------------------------------------------
 1996               10.01       .51         (.19)        (.52)       --       9.81
------------------------------------------------------------------------------------
 1995                9.68       .52          .33         (.52)       --      10.01
------------------------------------------------------------------------------------
 1994               10.04       .53         (.33)        (.53)      (.03)     9.68
------------------------------------------------------------------------------------
 1993(d)             9.58       .37          .46         (.37)       --      10.04
------------------------------------------------------------------------------------
-----------------  -----------------------------------------------------------------
CLASS              RATIOS/SUPPLEMENTAL DATA:
(INCEPTION DATE)
                                            Ratio of    Ratio of Net
                                            Expenses    Investment
                                               to        Income to
                                 Ending      Average      Average      Portfolio
  Year Ending        Total     Net Assets      Net          Net        Turnover
    May 31,        Return(b)   (millions)   Assets(c)    Assets(c)       Rate
-----------------  ---------   ----------   ---------   ------------   ---------
CLASS A (9/92)
 1997(e)             14.08%+     $52.0         .77%+       5.09%+          20%
--------------------------------------------------------------------------------
 1996                 3.18        51.2         .68         5.10            57
--------------------------------------------------------------------------------
 1995                 9.25        52.2         .67         5.48            38
--------------------------------------------------------------------------------
 1994                 1.92        51.2         .40         5.24            39
--------------------------------------------------------------------------------
 1993(d)             11.72        31.5         .14+        5.28+           36
--------------------------------------------------------------------------------

+    Annualized.
(a)  Net of any applicable taxes.
(b) Total returns are calculated on net asset value and are annualized in the first year after commencement of class operations.

(c) After waiver of certain management fees or reimbursement of expenses, if applicable, by Flagship Financial, predecessor to Nuveen Advisory.
(d)  From commencement of class operations as noted.
(e)  For the six months ending November 30, 1996.




--------------------------------------------------------------------------------
NOTES:

(1) The sales charge may be reduced or waived based on the amount of purchase or for certain eligible categories of investors. A CDSC of 1% is imposed on redemptions of certain purchases of $1 million or more within 18 months of purchase.

(2) CDSC declines to 0% at the end of six years.

(3) Imposed only on redemptions within 12 months of purchase.

(4) Effective February 1, 1997, the fund eliminated the 0.20% distribution fee on Class A shares and reduced the distribution fee on Class C shares from 0.75% to 0.55%. These lower expenses are reflected in the table and are expected to reduce total operating expenses on Class A from 1.09% to 0.89% and on Class C from 1.64% to 1.44%, as reflected in the table. Long-term holders of Class C shares may pay more in distribution fees and CDSCs than the maximum initial sales charge permitted under National Association of Securities Dealers (NASD) Rules of Fair Practice. The waiver/reimbursement levels shown reflect Nuveen's current undertaking, made in connection with its acquisition of Flagship Resources as described in "Fund Service Providers--Investment Adviser," to continue Flagship's dividend-setting practices. Nuveen also has voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the fund do not exceed 0.75% of average daily net assets.

(5) The expenses shown assume that you redeem your shares at the end of each holding period. If instead you redeemed your shares immediately prior to the end of each holding period, your expenses would be higher. This example does not represent past or future expenses; actual expenses may be higher or lower.

                                                                  --------------
                                                                  PAGE 7

 FUND STRATEGIES


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The investment objective of each fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital. There is no assurance that the funds will achieve their investment objective.

INVESTOR SUITABILITY

The funds are a suitable investment for tax-conscious investors seeking to:

 .  Earn regular monthly tax-free dividends;

 .  Preserve investment capital over time;

 .  Reduce taxes on investment income;

 . Set aside money systematically for retirement, estate planning or college funding.

The funds are not a suitable investment for individuals seeking to:

 . Pursue an aggressive, high-growth investment strategy;

 . Invest through an IRA or 401k plan;

 . Avoid fluctuations in share price.

--------------------------------------------------------------------------------
HOW THE FUNDS SELECT
INVESTMENTS

TAX-FREE MUNICIPAL BONDS

The funds invest primarily in municipal bonds from a specific state that pay interest that is exempt from regular federal, state and, in some cases, local income taxes. Income from these bonds, however, may be subject to the federal alternative minimum tax.

Municipal bonds are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal bonds may also be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial develop-ment and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

FOCUS ON QUALITY MUNICIPAL BONDS

The funds focus on quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by independent ratings agencies at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam) which are exempt from regular federal, state, and local income taxes. The Arizona Fund may not invest more than 20% of its net assets in these territorial municipal bonds.

The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase leases where the issuer has a strong incentive to continue making appropriations until maturity.

Bond ratings are furnished by Standard & Poor's Corporation, Fitch Investors Services, and Moody's Investors Services. The ratings BBB and Baa are not iden-tical--S&P and Fitch consider bonds rated BBB to have adequate capacity to pay principal and interest; Moody's considers bonds rated Baa to have some specula-tive characteristics. Bond ratings represent the opinions of the ratings agen-cies; they are not absolute standards of quality.

VALUE INVESTING STRATEGY

The funds' investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return potential. The adviser emphasizes fundamental research and selects municipal bonds on the basis of its evaluation of each bond's relative value in terms of current yield, price, credit quality and future prospects. The adviser then monitors each fund's portfolio to assure that municipal bonds purchased continue to represent over time, in its opinion, the best values available.

PORTFOLIO MATURITY

Each fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an invest-ment portfolio with an overall weighted average maturity within a defined range. All of the funds described in this prospectus are long-term funds and normally maintain a weighted average portfolio maturity of 15 to 30 years. See "Defensive Investment Strategies" below for further information.


--------------------------------------------------------------------------------

PORTFOLIO TURNOVER

A fund buys and sells portfolio securities in the normal course of its invest-ment activities. The proportion of the fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities and reduce market risk.

DELAYED DELIVERY TRANSACTIONS

Each fund may buy or sell bonds on a when-issued or delayed delivery basis, making payment or taking delivery at a later date, normally within 15 to 45 days of the trade date. This type of transaction may involve an element of risk because no interest accrues on the bonds prior to settlement and, since securi-ties are subject to market fluctuation, the value of the bonds at time of delivery may be less (or more) than cost.

--------------------------------------------------------------------------------
RISK REDUCTION STRATEGIES

In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of a fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meet its obligation to make interest and principal payments. In general, lower rated municipal bonds are perceived to carry a greater degree of risk in the issuer's ability to make interest and principal payments. Municipal bonds with longer maturities (dura-tions) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively.

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. As non-diversified funds, the Colorado and New Mexico Funds generally are subject to greater share price fluctuations due to these changes than the Arizona Fund, which is a diversified fund.

The funds limit your investment risk generally by restricting the types and maturities of municipal bonds they purchase, and by diversifying their invest-ment portfolios across different industry sectors. The funds should be consid-ered long-term investments and may not be suitable for investors with short-term investment horizons.

INVESTMENT LIMITATIONS

The funds have adopted certain investment limitations (based on total fund assets) designed to limit your investment risk and maintain portfolio diversi-fication. Each fund may not have more than:

 . 25% in any one industry sector, such as electric utilities or health care;

 . 10% in borrowings (33% if used to meet redemptions).

As a diversified fund, the Arizona Fund also may not have more than:

 . 5% in securities of any one issuer (except U.S. government securities or for 25% of the fund's assets).

DEFENSIVE INVESTMENT STRATEGIES

Each fund may invest in high quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, each fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the funds may invest up to 100% as a temporary defensive measure in response to adverse market conditions. During temporary defensive periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described above under "Portfolio Maturity."

If suitable short-term municipal investments are not reasonably available, the funds may invest in short-term taxable securities that are rated Aaa or AAA, by Moody's or S&P, respectively, or issued by the U.S. government, and that have a maturity of one year or less or have a variable interest rate.

Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in the opinion of the funds' investment adviser, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.

FUNDAMENTAL INVESTMENT POLICIES

Each fund's investment objective as well as the policies described above in "Focus on Quality Municipal Bonds" and "Risk Reduction Strategies" are funda-mental and may not be changed without the approval of a majority of the share-holders of each fund.


--------------------------------------------------------------------------------

 INVESTING IN THE FUNDS


-------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

You may open an account with $3,000 and make additional investments at any time with as little as $50. Reinvestment of Nuveen unit trust distributions have no purchase minimums. The share price you pay will depend on when Nuveen receives your order: orders received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) will receive that day's share price; otherwise you will receive the next business day's share price.

BUYING SHARES THROUGH A FINANCIAL ADVISER

You may buy fund shares through your financial adviser, who can handle all the details for you, including establishing an account with Nuveen. Financial advisers can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisers generally can help you develop a customized financial plan, select investments, and monitor and review your portfolio on an ongoing basis to assure your investments continue to meet your needs as circumstances change.

Financial advisers are usually paid either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge for ongoing invest-ment advice and services.

If you do not have a financial adviser, call (800) 621-7227 and Nuveen can refer you to one in your area.

BUYING SHARES BY MAIL

You may also open an account and purchase shares by mail by completing the enclosed Nuveen application and mailing it along with your check (payable to the appropriate fund) to the address listed under "How to Contact Nuveen." Sales charges are not waived when you buy shares by mail.

Each fund reserves the right to reject any purchase order and waive or increase minimum investment requirements. The funds also reserve the right to suspend the issuance of shares at any time; any suspension, however, will not affect your ability to redeem shares.

-------------------------------------------------------------------------------
HOW TO SELECT A
PURCHASE OPTION

The funds offer you a variety of flexible options when buying shares. Whether you typically work with a financial adviser on a commission or a fee basis or prefer to work on a more self-directed basis, you can purchase shares in the way that is most suited to your individual circumstances and investment needs. Each of the four available ways to purchase fund shares is called a class of shares: Class A, Class B, Class C and Class R. While each of these classes features different sales charges, on-going fees and eligibility requirements, each entitles you to a share of the same portfolio of municipal bonds.

Selecting the class of shares which is most appropriate for you will depend on a variety of factors. You should weigh carefully whether you and your finan-cial adviser work on a commission or fee basis, the types of services that you will receive, the amount you intend to buy, how long you plan to own your investment and whether or not you will reinvest dividends. If you compensate your financial adviser directly, you should consider the fees your financial adviser charges for investment advice or handling your trades in addition to any sales charges and fees imposed by the funds. Please refer to your finan-cial adviser's sales material for further information. Each class of shares is described in more detail below and under "Fund Service Providers--The Distrib-utor." Your financial adviser can explain each option and help you determine which is most appropriate for you, or you can call (800) 621-7227.

BUYING CLASS A SHARES

You may buy Class A shares at their public offering price on the day of purchase. The price you pay will equal the Class A NAV (net asset value) plus a sales charge based upon the amount of your purchase. Class A shares also bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service.

The following Class A sales charges and commissions apply to all funds described in this prospectus:

-------------------------------------------------------------------------------
CLASS A SALES CHARGES AND COMMISSIONS

                                                                                 AUTHORIZED
                                                                                   DEALER
                                    SALES CHARGE                                 COMMISSION
                             -------------------------------------------         ----------
                             AS % OF                                              AS % OF
                              PUBLIC                   AS % OF                     PUBLIC
                             OFFERING                  YOUR NET                   OFFERING
  PURCHASE AMOUNT              PRICE                  INVESTMENT                   PRICE
-------------------------------------------------------------------------------------------
      Up to $50,000            4.20%                     4.38%                      3.70%
    $50,000-100,000            4.00                      4.18                       3.50
   $100,000-250,000            3.50                      3.63                       3.00
   $250,000-500,000            2.50                      2.56                       2.00
 $500,000-1,000,000            2.00                      2.04                       1.50
$1,000,000 and over            --(1)                     --                           --(1)

(1) Nuveen pays authorized dealers a commission equal to the sum of 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount over $5 million. Unless the authorized dealer waived the commis-sion, you may be assessed a contingent deferred sales charge (CDSC) of 1% if you redeem any of your shares within 18 months of purchase. The CDSC is calculated on the lower of your purchase price or redemption proceeds.


-------------------------------------------------------------------------------

Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The statement of additional information contains further information about these programs.

-------------------------------------------------------------------------------
OTHER SALES CHARGE DISCOUNTS

Nuveen offers a number of programs that enable you to reduce or eliminate the sales charge on Class A shares:

SALES CHARGE REDUCTIONS

 . Rights of Accumulation
 . Letter of Intent (LOI)
 . Group Purchase

SALES CHARGE WAIVERS

 . Unit Trust Reinvestment
 . Purchases using Redemptions from Unrelated Funds
 . Fee-Based Programs
 . Bank Trust Departments
 . Certain Employees of Nuveen or Authorized Dealers

Please refer to the statement of additional information for detailed descrip-tions of these programs. Further information on these programs is also avail-able through your financial adviser or by calling (800) 621-7227. Your finan-cial adviser can also provide and help you prepare the necessary application forms. You or your financial adviser are responsible for notifying Nuveen about your eligibility for any sales charge reduction or waiver at the time of each purchase.

The funds may modify or discontinue these programs at any time upon written notice to shareholders.

BUYING CLASS B SHARES

You may buy Class B shares at their public offering price on the day of purchase. The price you pay will equal the Class B NAV. There is no initial sales charge, but Class B shares bear a 0.20% annual service fee which compen-sates your financial adviser for providing you with ongoing service, and a 0.75% annual distribution fee which compensates Nuveen for paying your finan-cial adviser a 4% commission at the time of purchase.

Class B shares convert automatically to Class A shares eight years after purchase. Class B shares will convert only if the fund is assured that the conversion does not generate tax consequences for investors, based upon the opinion of outside counsel or the written assurance of the IRS.

-------------------------------------------------------------------------------
CLASS B CONTINGENT DEFERRED SALES CHARGE

If you redeem Class B shares within six years of purchase, you will be assessed a contingent deferred sales charge (CDSC) based upon the following schedule:

  DURING YEAR
      ---------------------------
       1   2   3   4   5   6  7+
      --- --- --- --- --- --- ---
CDSC  5%  4%  4%  3%  2%  1%  0%

The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS C SHARES

You may buy Class C shares at their public offering price on the day of purchase. The price you pay will equal the Class C NAV. There is no initial sales charge, Class C shares bear a 0.20% annual service fee which compensates your financial adviser for providing you with ongoing service, and a 0.55% annual distribution fee which compensates Nuveen for paying your financial adviser for the sale, including a 1% commission at the time of sale.

If you redeem your Class C shares within one year of purchase, you may be assessed a CDSC of 1%. The CDSC is calculated on the lower of your purchase price or redemption proceeds.

BUYING CLASS R SHARES

You may purchase Class R shares at their public offering price on the day of purchase. The price you pay will equal the Class R NAV. You may purchase Class R shares only if you are investing at least $1 million or would otherwise qualify to purchase Class A shares without a sales charge as described under "Other Sales Charge Discounts" above. There are no sales charges or ongoing fees. Class R Shares have lower ongoing expenses than Class A Shares.

-------------------------------------------------------------------------------
HOW TO SELL FUND SHARES

You may use one of the methods described below to redeem your shares on any day the New York Stock Exchange is open. You will receive the share price next determined after Nuveen has received your redemption request in good order. Your redemption request must be received before the close of trading of the New York Stock Exchange (normally 4 p.m. Eastern time) for you to receive that day's price. The funds do not charge any redemption fees, although you will be assessed a CDSC where applicable.

SELLING SHARES THROUGH YOUR FINANCIAL ADVISER

You may sell fund shares by contacting your financial adviser who can provide and help you prepare all the


-------------------------------------------------------------------------------
necessary documentation. Your financial adviser may charge you for this serv-ice.

SELLING SHARES BY TELEPHONE

Unless you have declined telephone redemption privileges, you may sell fund shares by calling (800) 621-7227. Your redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. Checks will be issued only to the shareholder on record and mailed to the address on record. If you have established electronic funds transfer privileges on your account, you may have redemption proceeds transferred electronically to your bank account; if you are redeeming $1,000 or more, you may expedite your request by having your redemption proceeds wired directly into your bank account.

Nuveen and Boston Financial Data Services ("Boston Financial") will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.

SELLING SHARES BY MAIL

You may sell fund shares by mail by sending a written request to Nuveen at the address listed below under "How to Contact Nuveen." Your request must include the following information:

 . The fund's name;

 . Your name and account number;

 . The dollar or share amount you wish to redeem;

 . The signature of each owner exactly as it appears on the account;

 . The name of the person you want your redemption proceeds paid to, if other than to the shareholder of record;

 . The address you want your redemption proceeds sent to, if other than to the address of record;

 . Any certificates you have for the shares; and

 . Any required signature guarantees.

Signatures must be guaranteed if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder on record, or you want the check sent to another address (or the address on record has been changed within the last 60 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that is otherwise approved by the fund. A notary public cannot provide a signature guarantee.

Unless other arrangements are made, checks will be sent to your address on record. Checks will normally be mailed within one business day, but in no event more than seven days from receipt of your redemption request. If any shares were purchased less than 15 days prior to your request, the fund will not mail your redemption proceeds until the check for your purchase has cleared, which may take up to 15 days.

Each fund may suspend redemptions or delay payment on redemptions for more than seven days (three days for street name accounts) in certain extraordinary circumstances as described in the statement of additional information.

OPERATION OF THE CDSC

When you redeem Class A, Class B, or Class C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC or that represent an increase in the value of your fund account due to capital appre-ciation, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

ACCOUNT MINIMUMS

From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $100 unless you have an active unit trust reinvestment account. You will not be assessed a CDSC on an invol-untary redemption.

-------------------------------------------------------------------------------
EXCHANGING SHARES

You may exchange fund shares at any time for the same class of shares in another Nuveen mutual fund that is available within your state. You may exchange fund shares by calling (800) 621-7227 or by mailing your written request to Nuveen at the address listed under "How to Contact Nuveen."

You must have owned your fund shares for at least 15 days and your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. No CDSC will be assessed on an exchange, and the holding period of your investment will be carried over to the new fund for purposes of deter-mining any future CDSC. You may not exchange Class B shares for shares of a Nuveen money market fund.



-------------------------------------------------------------------------------

Because an exchange is treated for tax purposes as the concurrent sale and purchase of fund shares, you should consult your tax adviser about the tax consequences of any contemplated exchange. Each fund reserves the right to limit or terminate exchange privileges if it believes doing so is in the best interests of fund shareholders.

RESTRICTIONS ON MARKET TIMING

The exchange privilege is not intended to permit you to use a fund for short-term trading. Excessive exchange activity may interfere with portfolio manage-ment, raise fund operating expenses or otherwise have an adverse effect on fund shareholders. In order to limit excessive exchange activity and in other circumstances where the funds' investment adviser believes doing so would be in the best interests of the fund, each fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. You will be notified in the event this happens to the extent required by law.

--------------------------------------------------------------------------------
OPTIONAL FEATURES AND SERVICES

SYSTEMATIC INVESTMENT

Once you have opened an account, you may make regular investments of $50 or more a month through automatic deductions from your bank account, or directly from your paycheck. To invest regularly from your bank account, (see "Fund Direct--Electronic Funds Transfer") below), simply complete the appropriate section of the account application. To invest regularly from your paycheck, call Nuveen for a Payroll Direct Deposit Enrollment form. If you need addi-tional copies of these forms, or would like assistance completing them, contact your financial adviser or call Nuveen toll-free at (800) 621-7227.

One of the benefits of systematic investing is "dollar cost averaging." Because you are making fixed payments, you buy fewer shares when the price is high, and more when the price is low. As a result, the average price you pay will be less than the average share price of fund shares over this period. Dollar cost aver-aging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way.

Systematic investing may also make you eligible for reduced sales charges on shares of the fund as well as other Nuveen mutual funds (see "Other Sales Charge Discounts").

THE POWER OF SYSTEMATIC INVESTING

The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                             (CHART APPEARS HERE)

                                 ACCOUNT VALUES FOR TOTAL RETURNS OF
                     AMOUNT      -----------------------------------
           YEAR     INVESTED      4.00%         5.00%         6.00%
           ----     --------     -------       -------       -------
              0     $ 2,874      $ 2,874       $ 2,874       $ 2,874
              5       8,622        9,861        10,203        10,561
             10      14,370       18,391        19,610        20,929
             15      20,118       28,807        31,681        34,913
             20      25,866       41,525        47,173        53,779


SYSTEMATIC WITHDRAWALS

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly or semi-annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Fund Direct--Electronic Funds Transfer") below), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concur-rent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

REINSTATEMENT PRIVILEGE

If you redeem fund shares on which you paid an initial sales charge or contin-gent deferred sales charge (CDSC), you may reinvest all or part of your redemp-tion proceeds up to one year later without incurring any additional charge. You may only reinvest into the same class of shares you redeemed and will receive the share price next determined after Nuveen receives your reinvestment request. You may exercise this privilege only once per redemption request.


                                                                 --------------

If you paid a CDSC, your CDSC will be refunded and your holding period rein-stated. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You may arrange to transfer funds electronically between your bank account and your fund account by completing the appropriate section of the account appli-cation. If your need additional copies of this form, or would like assistance completing it, contact your financial adviser or call Nuveen at (800) 621-7227. You may use Fund Direct to quickly and conveniently purchase or sell shares by telephone, systematically invest or withdraw funds, or send dividend payments directly to your bank account.

If you have established electronic funds transfer privileges on your account, you may request that redemption proceeds of $1,000 or more be wired directly into your bank account. While you will generally receive your redemption proceeds more quickly than a regular telephone redemption, the fund may charge you a fee for this expedited service.
 DIVIDENDS AND TAXES


-------------------------------------------------------------------------------
HOW THE FUNDS PAY DIVIDENDS

The funds pay tax-free dividends monthly and any taxable capital gains or other distributions once a year in December. The funds declare dividends on or about the ninth of each month and generally pay dividends on the first busi-ness day of the following month.

PAYMENT AND REINVESTMENT OPTIONS

The funds automatically reinvest your dividends each month in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or rein-vested in shares of another Nuveen mutual fund. If you wish to do so, complete the appropriate section of the account application, contact your financial adviser or call Nuveen at (800) 621-7227.

CALCULATION OF FUND DIVIDENDS

Each fund pays dividends based upon its past and projected net income in order to distribute substantially all of its net income each fiscal year.

In order to maintain a more
stable monthly dividend, each
fund may sometimes distribute
less or more than the amount of
net income earned in a partic-
ular period as a result of fluc-
tuations in a fund's net income.
Undistributed net income is
included in the fund's share
price; similarly, distributions
from previously undistributed
net income reduce the fund's
share price. This dividend
policy is not expected to affect
the management of a fund's port-
folio.

Dividends for Class A, B, C and R shares are determined in the same manner and at the same time. Dividends per share will vary based on which class of fund shares you own, reflecting the different ongoing fees and other expenses of each class.

-------------------------------------------------------------------------------
TAXES AND TAX REPORTING

The discussion below and the statement of additional information provides general tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of a specific fund investment.

Each fund primarily invests in municipal bonds from a specific state or in municipal bonds whose income is otherwise exempt from regular federal, state and local income taxes. Consequently, the regular monthly dividends you receive will be exempt from regular federal, state and, in some cases, local income


-------------------------------------------------------------------------------
taxes. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax (AMT).

Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of each fund's normal investment activities. Each fund will distribute in December any taxable income or capital gains realized over the preceding year. Net short-term gains are taxable as ordinary income. Net long-term capital gains are taxable as long-term capital gains regardless of how long you have owned your investment. Taxable dividends do not qualify for a dividends received deduction if you are a corporate shareholder.

Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of its investment income by state and the portion of its income that is subject to AMT. You will receive this statement from the firm where you purchased your fund shares if you hold your investment in street name; Nuveen will send you this statement if you hold your shares in registered form.

The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

BUYING OR SELLING SHARES CLOSE TO A RECORD DATE

If you purchase fund shares shortly before the record date for a taxable divi-dend, the entire dividend you receive may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. This is commonly known as "buying a dividend." Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income earned but not yet distributed by the fund.

TAX CONSEQUENCES OF PRIVATE ACTIVITY BONDS

Because each fund may invest in private activity bonds, the portion of your regular monthly dividends derived from the income earned on these bonds that would otherwise be tax-exempt will be treated as taxable income if:

 . you are subject to the AMT (including corporate shareholders);

 . you are a "substantial user" of a facility financed by these bonds; or

 . you are a "related person" of a substantial user.

REDEEMING SHARES HELD LESS THAN SIX MONTHS

If you sell or exchange shares that you have owned for less than six months and you recognized a short-term capital loss when you redeemed your shares, the loss you can claim will be reduced by the amount of tax-free dividends paid to you on those shares. Any remaining short-term capital loss will be treated as long-term capital loss to the extent you also received capital gain dividends on those shares. You should consult your tax adviser for complete information about these rules. Please consider the tax consequences carefully when contem-plating a redemption.

OTHER IMPORTANT TAX INFORMATION

In order to avoid corporate taxation of its earnings and to pay tax-free divi-dends, each fund must meet certain I.R.S. requirements that govern the fund's sources of income, diversification of assets and distribution of earnings to shareholders. Each fund has met these requirements in the past and intends to do so in the future. If a fund failed to do so, the fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income.

A fund may be required to withhold 31% of certain of your dividends if you have not provided the fund with your correct taxpayer identification number (nor-mally your social security number), or if you are otherwise subject to back-up withholding.

If you receive social security benefits, you should be aware that tax-free income is taken into account in calculating the amount of these benefits that may be subject to federal income tax.

If you borrow money to buy fund shares, you may not deduct the interest on that loan. Under I.R.S. rules, fund shares may be treated as having been bought with borrowed money even if the purchase cannot be traced directly to borrowed money.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS

The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, the table below presents the taxable equivalent yields for a range of hypothetical tax-free yields and tax rates:

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT OF TAX-FREE YIELDS

                                       TAX-FREE YIELD
TAX RATE         4.00%               4.50%               5.00%               5.50%                6.00%
--------         -----               -----               -----               -----                -----
 28.0%           5.56%               6.25%               6.94%                7.64%                8.33%
 31.0%           5.80%               6.52%               7.25%                7.97%                8.70%
 36.0%           6.25%               7.03%               7.81%                8.59%                9.37%
 39.6%           6.62%               7.45%               8.28%                9.11%                9.93%

The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the statement of additional information or consult your tax adviser.


--------------------------------------------------------------------------------

 GENERAL INFORMATION


--------------------------------------------------------------------------------
HOW TO CONTACT NUVEEN

GENERAL INFORMATION

If you would like general information about Nuveen Mutual Funds or any other Nuveen product, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time.

PURCHASES, REDEMPTIONS AND OTHER TRANSACTIONS

If you are calling to purchase or redeem shares, request an exchange or conduct other account transactions, call (800) 621-7227 between 7:30 a.m. and 7:00 p.m. Central time. If you are sending a written request to Nuveen, you should mail your request to the following address:

  Nuveen Mutual Funds
  c/o Shareholder Services Inc.
  P.O. Box 5330
  Denver, CO 80217-5330

When purchasing fund shares by mail, please be sure to include a check made out to the name of the Fund and mark clearly on your check which class of shares you are purchasing. If you do not specify which class of shares you are purchasing, Nuveen will assume you are buying Class A shares if you are opening a new account; if you are adding to an existing account, Nuveen will assume you wish to buy more shares of the class you already own.

--------------------------------------------------------------------------------
FUND SERVICE PROVIDERS

INVESTMENT ADVISER

Nuveen Advisory Corp. ("Nuveen Advisory") serves as the investment adviser to the funds and in this capacity is responsible for the selection and on-going monitoring of the municipal bonds in each fund's investment portfolio. Nuveen Advisory serves as investment adviser to investment portfolios with more than $35 billion in municipal assets under management. The activities of Nuveen Advisory, which also include managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services, are overseen by the funds' Board of Trustees. Established in 1976, Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated, which itself is approximately 78% owned by the St. Paul Companies, Inc. Effective December 31, 1996, The John Nuveen Company acquired Flagship Resources, Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

For providing these services, Nuveen Advisory is paid an annual management fee according to the following schedule:

--------------------------------------------------------------------------------
MANAGEMENT FEES

AVERAGE DAILY NET ASSET VALUE  MANAGEMENT FEE
---------------------------------------------
For the first $125 million        0.5500%
For the next $125 million         0.5375%
For the next $250 million         0.5250%
For the next $500 million         0.5125%
For the next $1 billion           0.5000%
For assets over $2 billion        0.4750%

Nuveen will waive some or all of its fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees) for the Arizona Fund (through July 31, 1997) do not exceed 0.75% of average daily net assets. For more information about fees and expenses, see the fund operating expense tables in the Fund Summaries.

PORTFOLIO MANAGERS

Overall investment management strategy and operating policies for the funds are set by the Investment Policy Committee of Nuveen Advisory. The Investment Policy Committee is comprised of the principal executive officers and portfolio managers of Nuveen Advisory and meets regularly to review economic conditions, the outlook for the financial markets in general and the status of the munic-ipal markets in particular. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.

Jan Terbruggen is the portfolio manager for the Arizona, Colorado, and New Mexico Funds. Mr. Terbruggen has managed the funds since 1992 and since 1992 had been a Vice President of Flagship Financial Inc., the funds' prior invest-ment adviser, until becoming an employee of Nuveen Advisory upon the acquisi-tion of Flagship Resources Inc. by The John Nuveen Company in January 1997.

THE DISTRIBUTOR

John Nuveen and Co. Incorporated serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 of the Investment Company Act of 1940.

The plan authorizes each fund to pay Nuveen an annual 0.20% service fee on the average daily net assets of Class A, B and C shares outstanding and annual distribution fees of 0.75% and 0.55%, respectively, on the average daily net assets of Class B and


--------------------------------------------------------------------------------

C shares outstanding. In order to help compensate Nuveen for the sales commis-sion paid to financial advisers at the time of sale on sales of Class B and

Class C shares, Nuveen retains the first year's service fee on sales of Class B shares and all Class B distribution fees; and retains the first year's service and distribution fees on sales of Class C shares. Otherwise, Nuveen pays these fees to the broker of record. The statement of additional informa-tion contains a detailed description of the plan and its provisions.

TRANSFER AGENT

Each fund has appointed a transfer agent which is responsible for distributing dividend payments and providing certain bookkeeping, data processing and other administrative services in connection with the maintenance of shareholder accounts. Boston Financial, P.O. Box 8509, Boston, MA 02266-8509, currently serves as transfer agent for each fund.

-------------------------------------------------------------------------------
HOW THE FUNDS REPORT
PERFORMANCE

Each fund may quote its yield and total return in reports to shareholders, sales literature and advertisements. The funds may also compare their invest-ment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the statement of additional information for a more detailed discussion.

-------------------------------------------------------------------------------
HOW FUND SHARES ARE PRICED

The share price for each class of fund shares, also called its net asset value
(NAV), is calculated every business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time). The net asset value for a class of fund shares is computed by calculating the total value of the class' portion of the fund's portfolio investments and other assets, subtracting any liabilities or other debts, and dividing by the total number of its shares outstanding.

The prices of municipal bonds in each fund's investment portfolio are provided by a pricing service approved and supervised by the fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions.

-------------------------------------------------------------------------------

ORGANIZATION

The Trust is an open-end diversified investment company under the Investment Company Act of 1940, consisting of multiple funds. The shares of each fund are divided into classes. Each class of shares represents an interest in the same portfolio of investments and the shares of each class have equal rights as to voting, redemption, dividends and liquidation. However, each class bears different sales charges and service fees. B shares convert to A shares after 8 years. C shares purchased before February 1, 1997 convert to A shares six years after purchase, but only if you request conversion. You must submit your request to SSI no later than the last business day of the 71st month following the month in which you purchased your shares.

The funds are not required to and do not intend to hold annual meetings. Shareholders owning ten percent or more of a fund's outstanding shares may call a special meeting for any purpose, including to elect or remove trustees or to change fundamental policies.

The Arizona Fund was formed as a result of a merger between existing Nuveen and Flagship funds. The performance and the financial information of the fund reflects that of the predecessor Flagship fund.


-------------------------------------------------------------------------------

 APPENDIX


-------------------------------------------------------------------------------
SPECIAL STATE CONSIDERATIONS

Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discus-sion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in fund shares. Because tax laws are complex and often change, you should consult your tax adviser about the state tax consequences of a specific fund investment. See the statement of additional information for further information.

ARIZONA

Arizona's economy is primarily based on services, tourism and high-tech manu-facturing as well as the military. Agriculture and mining of primary metals still play a role. The state experienced rapid population growth and a construction boom in the 1980's which has slowed somewhat in the first half of this decade. The service and trade sectors account for over half of employ-ment.

Statewide the unemployment rate was 5.8% at the end of August 1996 while unem-ployment in the State's two largest metropolitan areas, Phoenix-Mesa and Tucson, were a very low 3.8% and 3.6%. Personal income growth in Arizona ranked 2nd in the nation in 1995, rising to $20,421 per capita from $19,153 in 1994.

The Arizona Constitution restricts the legislature's power to raise revenues by increasing property taxes. The State has also enacted limits on annual spending. 1995 general fund revenues were $4.23 billion against expenditures of $4.43 billion. Arizona does not issue general obligation bonds but relies on capital outlays, revenue bonds and other methods to finance projects. Each project is individually rated for its independent creditworthiness.

Tax Treatment.

The Arizona Fund's regular monthly dividends will not be subject to the Arizona individual income tax to the extent they are paid out of income earned on Arizona municipal bonds or U.S. government securities. You will be subject to Arizona personal income tax, however, to the extent the Arizona Fund distributes any taxable income or realized capital gains, or if you sell or exchange Arizona Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Arizona Fund is similar to that described above.

COLORADO

Colorado's trade and service sectors represent over half of non-agricultural employment in the State's economy and have expanded in the past years. Manu-facturing employment is comparatively small and continues to shrink due to the concentration in defense production. The trade and services sectors, led by a healthy tourist industry, helped pull the State out of a recession in the late 1980's which had been caused by contractions in the energy, high technology and construction industries. The State's economic activity tends to mimic that of the nation as a whole albeit less severely according to Colorado's Office of State Planning and Budgeting.

Colorado's unemployment rate was a very low 3.9% in August 1996, below the national average of 5.1%. Job growth increased 2.3% in the year ending August 1995. Meanwhile, per capita personal income grew to $23,449 in 1995.

1995 general fund revenues were $5.96 billion against expenditures of $5.17 billion. There is no outstanding general obligation debt, but outstanding lease obligations are rated A by Moody's and AAA by Standard & Poor's.

Tax Treatment.

The Colorado Fund's regular monthly dividends will not be subject to Colorado personal income taxes to the extent they are paid out of income earned on Colorado municipal bonds or U.S. government securities. You will be subject to Colorado personal income taxes, however, to the extent the Colorado fund distributes any taxable income, or if you sell or exchange Colorado Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the Colorado Fund is similar to that described above.

NEW MEXICO

New Mexico's major industries include energy resources, tourism, services, crafts, agribusiness, manufacturing and mining. Energy resource production, including crude petroleum, natural gas, uranium and coal, was approximately $4.28 billion in 1993. Nonfuel mineral production represented $914 million in 1994. The economy also benefits from the employment and technology base supplied by federal government scientific research facilities at Los Alamos, Albuquerque and White Sands. Tourism generated about $2.3 billion for the state according to a 1991 estimate, a trend that should continue given the large number of state and federal park lands in the State.


-------------------------------------------------------------------------------

Finally, crop and livestock production remains diverse given the State's variety of climactic conditions and will also remain a major part of the econ-omy.

New Mexico's unemployment rate rose from 6.4% in August 1995 to 7.2% in August 1996, surpassing the respective national averages of 5.6% and 5.1%. At the same time, per capita income rose 6.1% in 1995 to reach $18,055, the ninth largest increase in the country.

A state Board consisting of the Governor, Lt.-Governor, Treasurer and four appointees maintains general supervisory authority over the fiscal affairs of the state as the Constitution limits meetings of the Legislature to 90 calendar days every two years. The executive branch's Department of Finance and Administration holds the annual budget hearings. The Governor may exercise a line-item veto over appropriations measures. 1995 unaudited general fund revenues were $2.75 billion against expenditures of $2.78 billion.

1996 projected revenues are $2.824 billion. As of February 9, 1996, Moody's gives the State's general obligation debt an Aa rating while S&P gives it an AA+ rating.

Tax Treatment.

The New Mexico Fund's regular monthly dividends will not be subject to the New Mexico personal income tax to the extent they are paid out of income earned on New Mexico municipal obligations or U.S. government securities. You will be subject to New Mexico personal income tax, however, to the extent the New Mexico Fund distributes any taxable income or realized capital gains, or if you sell or exchange New Mexico Fund shares and realize a capital gain on the transaction.

The treatment of corporate shareholders of the New Mexico Fund is similar to that described above.


-------------------------------------------------------------------------------

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds is designed to help you reach your finan-cial goals. The funds below are grouped by investment objectives.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           TAX-FREE INCOME FUNDS

           National Funds/1/

           State Funds

           Alabama                        Michigan
           Arizona                        Missouri
           California/2/                  New Jersey/3/
           Colorado                       New Mexico
           Connecticut                    New York/2/
           Florida/3/                     North Carolina
           Georgia                        Ohio
           Kansas                         Pennsylvania
           Kentucky/4/                    South Carolina
           Louisiana                      Tennessee
           Maryland                       Virginia
           Massachusetts/2/               Wisconsin

           Notes
           1. Long-term, long-term insured, intermediate-term and limited-term portfolios.
           2. Long-term and long-term insured portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


NUVEEN
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227

                                                                FEBRUARY 1, 1997

NUVEEN FLAGSHIP MULTISTATE TRUST I

NUVEEN FLAGSHIP ARIZONA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP COLORADO MUNICIPAL BOND FUND

NUVEEN FLAGSHIP FLORIDA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP FLORIDA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MARYLAND MUNICIPAL BOND FUND

NUVEEN FLAGSHIP NEW MEXICO MUNICIPAL BOND FUND

NUVEEN OKLAHOMA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP PENNSYLVANIA MUNICIPAL BOND FUND

NUVEEN FLAGSHIP VIRGINIA MUNICIPAL BOND FUND

STATEMENT OF ADDITIONAL INFORMATION

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Nuveen Flagship Multistate Trust I dated February 1, 1997. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with John Nuveen & Co. Incorporated, or from the Funds, by mailing a written request to the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 414-7447.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Investment Portfolio............................... S-2
Management................................................................. S-10
Investment Adviser and Investment Management Agreement..................... S-16
Portfolio Transactions..................................................... S-17
Net Asset Value............................................................ S-18
Tax Matters................................................................ S-18
Performance Information.................................................... S-24
Additional Information on the Purchase and Redemption of Fund Shares....... S-32
Distribution and Service Plans............................................. S-36
Independent Public Accountants and Custodians.............................. S-37
Financial Statements....................................................... S-37
Appendix A--Ratings of Investments.........................................  A-1
Appendix B--Description of Hedging Techniques..............................  B-1

  The audited financial statements for each Fund's most recent fiscal year appear in the Funds' Annual Reports and the unaudited financial statements for the most recent semi-annual period for each Fund appear in the Funds' Semi-Annual Reports; each is included herein by reference. The Semi-Annual Reports accompany this Statement of Additional Information.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

INVESTMENT POLICIES

  The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that Fund:

    (1) Invest in securities other than Municipal Obligations and temporary investments, as those terms are defined in the Prospectus.

    (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the United States Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Arizona Municipal Bond Fund and the Florida Municipal Bond Fund.

    (3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding
  (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely disposition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

    (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

    (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

    (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

    (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

    (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.

    (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations.

    (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

    (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

  In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

  For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

  Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

  The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

  The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

  The Nuveen Flagship Multistate Trust I (the "Trust") is an open-end diversified management series investment company organized as a Massachusetts business trust on July 1, 1996. Each of the Funds is an open-end management investment company organized as a series of the Nuveen Flagship Multistate Trust I. The Trust is an open-end management series company under SEC Rule 18f-
2. Each Fund is a separate series issuing its own shares. The Trust currently has nine series: the Nuveen Flagship Arizona Municipal Bond Fund (formerly the Flagship Arizona Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Colorado Municipal Bond Fund (formerly the Flagship Colorado Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Florida Municipal Bond Fund (formerly the Flagship Florida Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Florida Intermediate Municipal Bond Fund (formerly the Flagship Florida Intermediate Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Maryland Municipal Bond Fund (formerly the Nuveen Maryland Tax-Free Value Fund, a series of the Nuveen Multistate Tax-Free Trust); the Nuveen Flagship Mexico Municipal Bond Fund (formerly the Flagship New Mexico Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Oklahoma Municipal Bond Fund (formerly the Flagship Oklahoma Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Flagship Pennsylvania Municipal Bond Fund (formerly the Flagship Pennsylvania Triple Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Flagship Virginia Municipal Bond Fund (formerly the Flagship Virginia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). The Nuveen Oklahoma Municipal Bond Fund has issued no shares to date. Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such matter.

PORTFOLIO SECURITIES

  As described in the Prospectus, each of the Funds invests primarily in a portfolio of Municipal Obligations free from regular federal and state income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

  The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch Investors Service, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

  Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

PORFOLIO TRADING AND TURNOVER

  The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with its investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each of the Funds is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.

The portfolio turnover rates for the Funds, for the fiscal year-end of the Fund as a series of its predecessor entity (described above), as indicated, were:

                                                                        FISCAL
                                                                         YEAR
                                                                       1995 1996
                                                                       ---- ----
       Arizona Municipal Bond Fund (5/31).............................  27% 38%
       Colorado Municipal Bond Fund (5/31)............................  38% 70%
       Florida Municipal Bond Fund (5/31).............................  53% 94%
       Florida Intermediate Municipal Bond Fund (5/31)................ 105% 66%
       Maryland Municipal Bond Fund (1/31)............................  35% 17%
       New Mexico Municipal Bond Fund (5/31)..........................  38% 57%
       Pennsylvania Municipal Bond Fund (5/31)........................  50% 65%
       Virginia Municipal Bond Fund (5/31)............................  50% 17%

WHEN-ISSUED SECURITIES

  Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Fund reserves the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

  As described in the Prospectus, except for investments in temporary investments, each of the Funds will invest primarily all of its net assets in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary, and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO ARIZONA

  Arizona's economy is primarily based on services, tourism and high-tech manufacturing as well as the military. Agriculture and mining of primary metals still play a role. The state experienced rapid population growth and a construction boom in the 1980's which has slowed somewhat in the first half of this decade. The service and trade sectors account for over half of employment.

  Statewide the unemployment rate was 5.8% at the end of August 1996 while unemployment in the State's two largest metropolitan areas, Phoenix-Mesa and Tucson, were a very low 3.8% and 3.6%. Personal income growth in Arizona ranked 2nd in the nation in 1995, rising to $20,421 per capita from $19,153 in 1994.

  The Arizona Constitution restricts the legislature's power to raise revenues by increasing property taxes. The State has also enacted limits on annual spending. 1995 general fund revenues were $4.23 billion against expenditures of $4.43 billion. Arizona does not issue general obligation bonds but relies on capital outlays, revenue bonds and other methods to finance projects. Each project is individually rated for its independent creditworthiness.

FACTORS PERTAINING TO COLORADO

  Colorado's trade and service sectors represent over half of non-agricultural employment in the State's economy and have expanded in the past years. Manufacturing employment is comparatively small and continues to shrink due to the concentration in defense production. The trade and services sectors, led by a healthy tourist industry, helped pull the State out of a recession in the late 1980's which had been caused by contractions in the energy, high technology and construction industries. The State's economic activity tends to mimic that of the nation as a whole albeit less severely according to Colorado's Office of State Planning and Budgeting.

  Colorado's unemployment rate was a very low 3.9% in August 1996, below the national average of 5.1%. Job growth increased 2.3% in the year ending August 1995. Meanwhile, per capita personal income grew to $23,449 in 1995.

  1995 general fund revenues were $5.96 billion against expenditures of $5.17 billion. There is no outstanding general obligation debt, but outstanding base obligations are rated A by Moody's and AAA by Standard & Poor's.

FACTORS PERTAINING TO FLORIDA

  Florida's trade and service sectors have driven the state's economic growth in recent years and account for half of non-agricultural employment. In general, the state's economy tracked the national economy through the recent recession and subsequent recovery. Florida historically enjoys a strong job growth rate, but it is slowed to a projected 3.3% in 1995-6. The crucial tourism sector did not expand in 1995 in part due to crime concerns, product maturity, higher prices and competition from other resort areas. In the past, the state's economy depended heavily on construction activity and the sector remains important despite decreased dependence on it for overall growth.

  Florida's unemployment rate of 5.4% stood slightly above the national average of 5.1% in August 1996. Per capita income rose 5.8% in 1995 to reach $22,916.

  Florida voters approved a Constitutional amendment in 1995 which limits the rate of growth of state revenues to the growth rate of personal income in the state. 1995 general fund revenues were $13.89 billion against expenditures of $11.87 billion. The state estimates that 1996 revenues will rise by 2.7% and expenditures 3.5% over 1995 levels. As of February 9, 1996, Moody's gives the state's general obligation debt an Aa rating while S&P gives it an AA rating.

FACTORS PERTAINING TO MARYLAND

  Maryland's rate of economic growth has slowed in the 1990's after a period of rapid expansion in the decade before. Indicators such as income growth, unemployment and retail sales levels have trailed the national average. Services, wholesale and retail trade, government and manufacturing account for most of the state's employment. Unlike in most states, government employment surpasses manufacturing employment in Maryland. The manufacturing sector consists chiefly of printing and publishing, food products, industrial machinery, electronics and chemicals.

  The state's unemployment rate fell to 4.7% by August 1996 from 5.0% a year earlier. Both times, it ranked below the national average. Maryland residents' personal income per capita ranks fifth in the nation. Per capita income rose 4.3% in 1995 to reach $25,927.

  The state constitution mandates a balanced budget forcing the Governor to reduce 1993 appropriations to offset a 1992 deficit. State expenditures totaled $11.8 billion and $12.4 billion in 1993 and 1994. The state estimated 1995 expenditures at $13.4 billion leaving a $49.5 million surplus. Reserves totaled some 223.6 million at the end of fiscal 1995. As of February 9, 1996, Moody's gives the state's general obligation debt an Aaa rating while S&P gives it an AAA rating.

FACTORS PERTAINING TO NEW MEXICO

  New Mexico's major industries include energy resources, tourism, services, crafts, agribusiness, manufacturing and mining. Energy resource production, including crude petroleum, natural gas, uranium and coal, was approximately $4.28 million in 1993. Nonfuel mineral production represented $914 million in 1994. The economy also benefits from the employment and technology base supplied by federal government scientific research facilities at Los Alamos, Albuquerque and White Sands. Tourism generated about $2.3 billion for the state according to a 1991 estimate, a trend that should continue given the large number of state and federal park lands in the state. Finally, crop and livestock production remains diverse given the state's variety of climactic conditions and will also remain a major part of the economy.

  New Mexico's unemployment rate rose from 6.4% in August 1995 to 7.2% in August 1996, surpassing the respective national averages of 5.6% and 5.1%. At the same time, per capita income rose 6.1% in 1995 to reach $18,055, the ninth largest increase in the country.

  A state Board consisting of the Governor, Lt.-Governor, Treasurer and four appointees maintains general supervisory authority over the fiscal affairs of the state as the Constitution limits meetings of the Legislature to 90 calendar days every two years. The executive branch's Department of Finance and Administration holds the annual budget hearings. The Governor may exercise a line-item veto over appropriations measures. The 1994 Legislature cut taxes after the state's economic strength produced significant surpluses. 1995 unaudited general fund revenues were $2.75 billion against expenditures of $2.78 billion. 1996 projected revenues are $2.824 billion. As of February 9, 1996, Moody's gives the state's general obligation debt an Aa1 rating while S&P gives it an AA+ rating.

FACTORS PERTAINING TO OKLAHOMA

  Oklahoma's principal industries include trade, manufacturing, mineral and energy exploration and production and agriculture. Oklahoma is vulnerable to cyclical fluctuations in oil and gas prices just like any other energy driven economy. Nonfuel mineral represented $338 million in activity in 1994 while tourists spent some $3 billion in the state during the same year.

  Oklahoma's unemployment rate is low compared to the national average. It stood at 3.9% in August 1996 and 4.2% in August 1995 compared to national averages of 5.1% and 5.6%. Per capita income rose 3.1% in 1995 to reach $18,152.

  As of February 9, 1996, Moody's gives the state's general obligation debt an Aa rating while S&P gives it an AA rating.

FACTORS PERTAINING TO PENNSYLVANIA

  Both Pennsylvania and its largest city, Philadelphia, have experienced difficult budget shortfalls in recent years. The industrial composition of the Commonwealth has diversified from its peak as heavy-industry cluster for coal and steel production, especially with the advent of foreign competition in the last decade. Manufacturing employment has fallen behind that of the service and trade sectors. New growth emanates from the service sectors especially trade, medical and health services, educational and financial institutions. Agriculture remains an important component of the economic structure while food related industries support even more activity.

  Pennsylvania's unemployment rate has approximated the national average in the past year, falling to 5.0% in August 1996 from 5.6% in August 1995. Per capita income rose 4.9% in 1995 to reach $23,279.

  The Governor must submit a balanced operating budget by law and while the General assembly may change items, the Governor retains a line-item veto power. Total appropriations cannot exceed estimated revenues, also taking into account any deficit or surplus remaining from the previous year. The government was forced to enact significant cuts and tax increases to deal with severe shortfalls in 1990-2. The financial situation improved in 1993 and 1994 leading to surpluses. The 1995 budget also projected surplus of some $4 million. As of February 9, 1996, Moody's gives the state's general obligation debt an A1 rating while S&P gives it an AA- rating.

FACTORS PERTAINING TO VIRGINIA

  The Virginia economy is broad-based and includes manufacturing, tourism, agriculture, ports, mining and fisheries. Export diversification is an encouraging sign of growth. Manufacturing, while significant, ranks behind services, trade and government in share of employment. The federal government is a major employer given the proximity of Washington, D.C. and the large numbers of workers employed at Hampton Roads, the nation's largest concentration of military installations. Civilian defense employment has dropped and further cuts are likely in wake of reductions in defense spending. Still, Virginia's economy has recovered gradually from the nationwide recession. Non-agricultural employment also tends to mirror that of the nation.

  Virginia's unemployment rate was low 4.1% in August 1996 having dropped further from the previous year's rate of 4.6%. Per capita income rose 4.9% in 1995 to reach $23,597.

  Virginia's Constitution requires a balanced biennial budget. Beyond that, the Commonwealth historically operates on a fiscally conservative basis and produced undesignated surpluses in 1992, 1993 and 1994. [1995 and 96 budget] As of February 9, 1996, Moody's gives the state's general obligation debt an Aaa rating while S&P gives it an AAA rating.

HEDGING AND OTHER DEFENSIVE ACTIONS

  Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

  These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series, portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets, a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

  No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

  Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for Federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.

TEMPORARY INVESTMENTS

  The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable "temporary investments." Temporary investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable temporary investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

  The Funds may invest in the following federally tax-exempt temporary investments:

    Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

    Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

    Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

    Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

    Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

    Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

  Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

  While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and the Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

  The Funds may also invest in the following taxable temporary investments:

    U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

    --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

    --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

    --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

  U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

  Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Fund will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

  Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

  Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

  Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT

  The management of the Trust, including general supervision of the duties performed for the Funds under the Investment Management Agreement, is the responsibility of its Board of Trustees. The Trust currently has eight trustees, two of whom are "interested persons" (as the term "interested persons" is defined in the Investment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth below, with those trustees who are "interested persons" of the Trust indicated by an asterisk.

                                                   POSITIONS
                                                  AND OFFICES                        PRINCIPAL OCCUPATIONS
NAME AND ADDRESS                        AGE       WITH TRUST                         DURING PAST FIVE YEARS
----------------                        ---       -----------                        ----------------------
Timothy R. Schwertfeger*                47      Chairman and          Chairman since July 1, 1996 of The John Nuveen
 333 West Wacker Drive                           Trustee               Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                                                     Advisory Corp. and Nuveen Institutional Advisory
                                                                       Corp.; prior thereto Executive Vice President and
                                                                       Director of The John Nuveen Company (since March
                                                                       1992), John Nuveen & Co. Incorporated, Nuveen
                                                                       Advisory Corp. (since October 1992) and Nuveen
                                                                       Institutional Advisory Corp. (since October 1992).

Anthony T. Dean*                        51      President and         President since July 1, 1996 of The John Nuveen
 333 West Wacker Drive                           Trustee               Company, John Nuveen & Co. Incorporated, Nuveen
 Chicago, IL 60606                                                     Advisory Corp. and Nuveen Institutional Advisory
                                                                       Corp.; prior thereto, Executive Vice President and
                                                                       Director of The John Nuveen Company (since March
                                                                       1992), John Nuveen & Co. Incorporated, Nuveen
                                                                       Advisory Corp. (since October 1992) and Nuveen
                                                                       Institutional Advisory Corp. (since October 1992).

Lawrence H. Brown                       62       Trustee              Retired (August 1989) as Senior Vice President of
 201 Michigan Avenue                                                   The Northern Trust Company.
 Highwood, IL 60040

Robert P. Bremner                       56       Trustee              Private Investor and Management Consultant.
 3725 Huntington
 Street, N.W.
 Washington, D.C. 20015

Anne E. Impellizzeri                    64       Trustee              President and Chief Executive Officer of Blanton-
 3 West 29th Street                                                    Peale Institute (since December 1990); prior
 New York, NY 10001                                                    thereto, Vice President of New York City
                                                                       Partnership (from 1987 to 1990).

Margaret K. Rosenheim                   70       Trustee              Helen Ross Professor of Social Welfare Policy,
 969 East 60th Street                                                  School of Social Service Administration,
 Chicago, IL 60637                                                     University of Chicago.

Peter R. Sawers                         63       Trustee              Adjunct Professor of Business and Economics,
 22 The Landmark                                                       University of Dubuque, Iowa; Adjunct Professor,
 Northfield, IL 60093                                                  Lake Forest Graduate School of Management, Lake
                                                                       Forest, Illinois (since January 1992); prior
                                                                       thereto, Executive Director, Towers Perrin
                                                                       Australia (management consultant); Chartered
                                                                       Financial Analyst; Certified Management
                                                                       Consultant.

William J. Schneider                    52       Trustee              Senior Partner, Miller-Valentine Partners, Vice
 4000 Miller-Valentine Ct.                                             president, Miller-Valentine Realty, Inc.
 P.O. Box 744
 Dayton, OH 45401

William M. Fitzgerald                   32       Vice President       Vice President of Nuveen Advisory Corp. (since
 333 West Wacker Drive                                                 December 1995); Assistant Vice President of Nuveen
 Chicago, IL 60606                                                     Advisory Corp. (from September 1992 to December
                                                                       1995), prior thereto Assistant Portfolio Manager
                                                                       of Nuveen Advisory Corp. (from June 1988 to
                                                                       September 1992).

Kathleen M. Flanagan                    49       Vice President       Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker Drive
 Chicago, IL 60606

J. Thomas Futrell                       41       Vice President       Vice President of Nuveen Advisory Corp.
 333 West Wacker Drive
 Chicago, IL 60606

                                          POSITIONS
                                         AND OFFICES                        PRINCIPAL OCCUPATIONS
NAME AND ADDRESS               AGE       WITH TRUST                         DURING PAST FIVE YEARS
----------------               ---       -----------                        ----------------------
Steven J. Krupa                39       Vice President       Vice President of Nuveen Advisory Corp.
 333 West Wacker Drive
 Chicago, IL 60606

Anna R. Kucinskis              50       Vice President       Vice President of John Nuveen & Co. Incorporated.
 333 West Wacker Drive
 Chicago, IL 60606

Larry W. Martin                45       Vice President       Vice President (since September 1992), and
 333 West Wacker Drive                                        Assistant Secretary and Assistant General Counsel
 Chicago, IL 60606                                            of John Nuveen & Co. Incorporated; Vice President
                                                              (since May 1993) and Assistant Secretary of Nuveen
                                                              Advisory Corp.; Vice President (since May 1993)
                                                              and Assistant Secretary (since January 1992) of
                                                              Nuveen Institutional Advisory Corp.; Assistant
                                                              Secretary of The John Nuveen Company (since
                                                              February 1993).

Edward F. Neild, IV            31       Vice President       Vice President (since September 1996), previously
 One South Main Street                                        Assistant Vice President (since December 1993) of
 Dayton, OH 45402                                             Nuveen Advisory Corp., portfolio manager prior
                                                              thereto (since January 1992); Vice President
                                                              (since September 1996), previously Assistant Vice
                                                              President (since May 1995) of Nuveen Institutional
                                                              Advisory Corp., portfolio manager prior thereto
                                                              (since January 1992).

O. Walter Renfftlen            57       Vice President       Vice President and Controller of The John Nuveen
 333 West Wacker Drive                                        Company (since March 1992), John Nuveen & Co.
 Chicago, IL 60606                                            Incorporated, Nuveen Advisory Corp. and Nuveen
                                                              Institutional Advisory Corp.

Thomas C. Spalding, Jr.        45       Vice President       Vice President of Nuveen Advisory Corp. and Nuveen
 333 West Wacker Drive                                       Institutional Advisory Corp.; Chartered Financial
 Chicago, IL 60606                                           Analyst.

H. William Stabenow            62       Vice President       Vice President and Treasurer of The John Nuveen
 333 West Wacker Drive                                        Company (since March 1992), John Nuveen & Co.
 Chicago, IL 60606                                            Incorporated, Nuveen Advisory Corp. and Nuveen
                                                              Institutional Advisory Corp. (since January 1992).
Gifford R. Zimmerman           40       Vice President       Vice President (since September 1992), Assistant
 333 West Wacker Drive                  and Assistant         Secretary and Assistant General Counsel of John
 Chicago, IL 60606                      Secretary             Nuveen & Co. Incorporated; Vice President (since
                                                              May 1993) and Assistant Secretary of Nuveen
                                                              Advisory Corp.; Vice President (since May 1993)
                                                              and Assistant Secretary (since January 1992) of
                                                              Nuveen Institutional Advisory Corp.

  Anthony Dean, Margaret Rosenheim and Timothy Schwertfeger serve as members of the Executive Committee of the Board of Trustees. The Executive Committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.

  The trustees of the Trust are also directors or trustees, as the case may be, of 9 other Nuveen open-end funds and 52 Nuveen closed-end funds.

  The following table sets forth estimated compensation paid or accrued by the Trust to each of the trustees of the Trust for the first full fiscal year and the total compensation that all Nuveen Funds paid to each trustee during the calendar year 1996. The Trust has no retirement or pension plans. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust.

                                                                     TOTAL
                                                   AGGREGATE      COMPENSATION
                                                 COMPENSATION    FROM TRUST AND
                                                FROM THE SERIES   FUND COMPLEX
      NAME OF TRUSTEE                            OF THIS TRUST  PAID TO TRUSTEES
      ---------------                           --------------- ----------------
      Robert P. Bremner........................     $3,477(3)       $20,500(3)
      Lawrence H. Brown........................     $3,237          $58,500
      Anne E. Impellizzeri.....................     $3,237          $58,500
      Margaret K. Rosenheim....................     $3,579(2)       $66,315(1)
      Peter R. Sawers..........................     $3,237          $58,500
      William J. Schneider.....................     $3,700(3)       $21,500(3)

--------
(1) Includes $1,565 in interest accrued on deferred compensation from prior years.
(2) Includes $324 in interest accrued on deferred compensation from prior years.

(3) As a trustee of the Flagship Funds, for the 12 months ended May 31, 1996.

  Each trustee who is not affiliated with Nuveen or Nuveen Advisory receives a fee. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen.

  The officers and directors of each Fund, in the aggregate, own less than 1% of the shares of the Fund.

  The following table sets forth the percentage ownership of each person, who, as of January 3, 1997, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                   PERCENTAGE
NAME OF FUND AND CLASS     NAME AND ADDRESS OF OWNER              OF OWNERSHIP
----------------------     -------------------------              ------------
Nuveen Flagship Arizona
 Municipal Bond Fund
 Class A Shares........... Merrill Lynch, Pierce, Fenner & Smith     22.33%
                           for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
Nuveen Flagship Arizona
 Municipal Bond Fund
 Class C Shares........... Merrill Lynch, Pierce, Fenner & Smith     30.11
                           for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
Nuveen Flagship Arizona
 Municipal Bond Fund
 Class R Shares...........

Nuveen Flagship Colorado
 Municipal Bond Fund
 Class A Shares........... Merrill Lynch, Pierce, Fenner & Smith     26.16
                           for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
Nuveen Flagship Florida
 Municipal Bond Fund
 Class A Shares........... Merrill Lynch, Pierce, Fenner & Smith     54.51
                           for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484
Nuveen Flagship Florida
 Municipal Bond Fund
 Class C Shares........... Merrill Lynch, Pierce, Fenner & Smith     73.95
                           for the sole benefit of its customers
                           Attn: Fund Administration
                           4800 Deer Lake Dr. E. Fl 3
                           Jacksonville, FL 32246-6484

                           PaineWebber for the benefit of             5.09
                           Robert L. Brumm TTEE
                           UAD 8-8-80
                           FBO Robert L. Brumm
                           14300 Passage Way
                           Seminole, FL 33776-1003

                           Clark E. McDonald                          5.07
                           Sylvia K. McDonald JT Wros
                           Cypress Village #422A
                           4600 Middleton Park Cir. E.
                           Jacksonville, FL 32224-6623

                                                                     PERCENTAGE
NAME OF FUND AND CLASS        NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------        -------------------------             ------------
Nuveen Flagship Florida
 Municipal Bond Fund
 Class R Shares.............

Nuveen Flagship Florida
 Intermediate Municipal Bond  Merrill Lynch, Pierce, Fenner & Smith    49.28
 Fund                         for the sole benefit of its customers
 Class A Shares.............  Attn: Fund Administration
                              4800 Deer Lake Dr. E Fl 3
                              Jacksonville, FL 32246-6484

                              NFSC FEBO #OCF-075582                    19.16
                              Big Fork Holding Co.
                              A partnership
                              Mac A. Greco
                              600 Madison Street
                              Tampa, FL 33602-4017
Nuveen Flagship Florida
 Intermediate Municipal Bond  Merrill Lynch, Pierce, Fenner & Smith    82.43
 Fund                         for the sole benefit of its customers
 Class C Shares.............  Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Maryland Municipal
 Bond Fund                    NFSC FEBO # A1F-375349                   16.48
 Class A Shares.............  Imelda J. Hall
                              4610 Col. Fenwick Place
                              Upper Marlboro, MD 20772

                              Merrill Lynch, Pierce, Fenner & Smith     7.55
                              for the sole benefit of its customers
                              Attn: Fund Administration #97E83
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

                              Evelyn A. Thomas TR                       5.12
                              UA April 10, 1991
                              Evelyn A. Thomas Trust
                              7215 Delfield St.
                              Chevy Chase, MD 20815-4045
Nuveen Maryland Municipal
 Bond Fund                    NFSC FEBO # OC8-463639                   42.27
 Class C Shares.............  Arnold P. Litman
                              15100 Carrolton Rd.
                              Rockville, MD 20853

                              Donaldson, Lufkin & Jenrette              5.64
                              Securities Corporation, Inc.
                              PO Box 2052
                              Jersey City, NJ 07303-9998

                                                                     PERCENTAGE
NAME OF FUND AND CLASS        NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------        -------------------------             ------------

                              Catherine Small & Robert N. Small         5.45%
                              JT Ten WROS Not TC
                              1039 Bay Front Ave.
                              North Beach, MD 20714-9751

                              Jessie L. & John L. Daniels &             5.12
                              Diane D. Cole & Lynne D. Mella TRS
                              UA Dec 21, 1992
                              Jessie L. Daniels Trust
                              9039 Rouen Ln.
                              Potomac, ND 20854-3135
Nuveen Maryland Municipal
 Bond Fund                    Merrill Lynch, Pierce, Fenner & Smith     6.24
 Class R Shares.............  for the sole benefit of its customers
                              Attn: Fund Admn/#979D5
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Flagship New Mexico
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    38.18
 Class A Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Flagship Pennsylvania
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    48.95
 Class A Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Flagship Pennsylvania
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    61.87
 Class C Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

                              Key Clearing Corp.                        8.44
                              A/C 6028-2544
                              PO Box 93971
                              Cleveland, OH 44101-5971
Nuveen Flagship Pennsylvania
 Municipal Bond Fund
 Class R Shares.............
Nuveen Flagship Virginia
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    30.20
 Class A Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484
Nuveen Flagship Virginia
 Municipal Bond Fund          Merrill Lynch, Pierce, Fenner & Smith    53.79
 Class C Shares.............  for the sole benefit of its customers
                              Attn: Fund Administration
                              4800 Deer Lake Dr. E. Fl 3
                              Jacksonville, FL 32246-6484

                                                                   PERCENTAGE
NAME OF FUND AND CLASS      NAME AND ADDRESS OF OWNER             OF OWNERSHIP
----------------------      -------------------------             ------------

                            Charles Schwab & Co. Inc.                10.97%
                            Attn: Mutual Funds Dept.
                            101 Montgomery St.
                            San Francisco, CA 94104-4122
Nuveen Flagship Virginia
 Municipal Bond Fund        Merrill Lynch, Pierce, Fenner & Smith     6.80
 Class R Shares............ for the sole benefit of its customers
                            Attn: Fund Administration
                            4800 Deer Lake Dr. E. Fl 3
                            Jacksonville, FL 32246-6484

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

  Nuveen Advisory Corp. acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.

  Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:

AVERAGE DAILY NET ASSET VALUE FEE                                 MANAGEMENT FEE
---------------------------------                                 --------------
For the first $125 million.......................................  .5500 of 1%
For the next $125 million........................................  .5375 of 1%
For the next $250 million........................................  .5250 of 1%
For the next $500 million........................................  .5125 of 1%
For the next $1 billion..........................................  .5000 of 1%
For assets over $2 billion.......................................  .4750 of 1%

  For all Funds, except the Maryland Fund, Nuveen Advisory has committed through at least 1998 to waive fees or reimburse expenses to the extent necessary to maintain a dividend level competitive with that of similar funds, and has for all Funds, including the Maryland Fund, voluntarily agreed through July 31, 1997 to waive fees or reimburse expenses so that the total operating expenses (not counting distribution and service fees, interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) for the fund do not exceed 0.75% of average daily net assets.

                         MANAGEMENT FEES NET OF EXPENSE FEE WAIVERS AND EXPENSE
                          REIMBURSEMENT PAID TO NUVEEN      REIMBURSEMENTS
                          ADVISORY FOR THE YEAR ENDED     FOR THE YEAR ENDED
                         ------------------------------------------------------
                          1/31/94    1/31/95   1/31/96  1/31/94 1/31/95 1/31/96
                         ---------- --------------------------- ------- -------
Maryland Municipal Bond
 Fund................... $  172,693   189,022   131,476 42,288  65,460  148,537

  For the last three fiscal years, the Arizona Municipal Bond Fund, the Colorado Municipal Bond Fund, the Florida Municipal Bond Fund, the Florida Intermediate Municipal Bond Fund, the New Mexico Municipal Bond Fund, the Oklahoma Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Virginia Municipal Bond Fund paid net management fees to Flagship Financial, predecessor to Nuveen Advisory, as follows:

                            MANAGEMENT FEES NET OF
                            EXPENSE REIMBURSEMENT
                               PAID TO FLAGSHIP       FEE WAIVERS AND EXPENSE
                            FINANCIAL FOR THE YEAR        REIMBURSEMENTS
                                    ENDED               FOR THE YEAR ENDED
                           ------------------------ ---------------------------
                           5/31/94  5/31/95 5/31/96  5/31/94   5/31/95  5/31/96
                           -------- ------- ------- --------- --------- -------
Arizona Municipal Bond
 Fund..................... $ 43,162 122,032  82,113   377,569   277,079 337,926
Colorado Municipal Bond
 Fund..................... $     --      --     --    162,901   169,048 257,637
Florida Municipal Bond
 Fund..................... $314,749 633,336 980,751 1,676,047 1,093,473 685,218
Florida Intermediate
 Municipal Bond Fund...... $     --      --     --      2,503    19,498  75,798
New Mexico Municipal Bond
 Fund..................... $     --  17,972  32,291   225,840   226,715 226,537
Oklahoma Municipal Bond
 Fund..................... $     --      --     --         --        --     --
Pennsylvania Municipal
 Bond Fund................ $104,513  58,095  65,517   111,454   164,423 167,757
Virginia Municipal Bond
 Fund..................... $133,981 211,367 310,198   404,880   351,513 312,111

  As discussed in the Prospectus, in addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.

  Nuveen Advisory is a wholly owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. Founded in 1898, Nuveen is the oldest and largest investment banking firm specializing in the underwriting and distribution of tax-exempt securities and maintains the largest research department in the investment banking community devoted exclusively to the analysis of municipal securities. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion in tax-exempt insured unit trusts. In addition, Nuveen open-end and closed-end funds held approximately $35 billion in tax-exempt securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's tax-exempt funds and trusts. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, The John Nuveen Company acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.

  Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

  The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

PORTFOLIO TRANSACTIONS

  Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

  The Funds expect that all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

  Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to a Fund from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

  Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE

  As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Fund's shares by The Chase Manhattan Bank, the Funds' custodian, as of the close of trading (normally 4:00 p.m. Eastern Time) on each day on which the New York Stock Exchange (the "Exchange") is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.

  In determining net asset value for the Funds, each Fund's custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. The pricing service values portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

FEDERAL INCOME TAX MATTERS

  The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver & Jacobson, counsel to the Trust.

  Each Fund intends to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

  As a regulated investment company, a Fund will not be subject to federal income tax in any taxable year for which it distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). A Fund may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its short-term capital loss). However, if a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any capital gain, such Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed capital gains included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain.

  Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

  Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes. See "Investment Policies and Investment Portfolio; Portfolio Securities."

  Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale of his or her shares, as discussed below.

  If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

  If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

  Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

  Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution.

  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

  The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss if the shares have been held for more than one year. Present law taxes both long- and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) will be taxed at a maximum marginal rate of 28%, while short-term capital gains and other ordinary income will be taxed at a maximum marginal rate of 39.6%. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate may be higher in certain circumstances.

  All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

  It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

  In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax.

  If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

  Among the requirements that a Fund must meet in order to qualify under Subchapter M in any year is that less than 30% of its gross income must be derived from the sale or other disposition of securities and certain other assets held for less than three months.

  Because the Funds may invest in private activity bonds, the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.

  Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospitals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

  In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

  Tax-exempt income, including exempt-interest dividends paid by a Fund, will be added to the taxable income of individuals receiving social security or railroad retirement benefits in determining whether a portion of that benefit will be subject to federal income tax.

  The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

  The Funds are required in certain circumstances to withhold 31% of taxable dividends and certain other payments paid to non-corporate holders of shares who have not furnished to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding.

  The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

STATE TAX MATTERS

  The discussion of tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include capital gain distributions in their income for state tax purposes. The tax discussion summarizes general state tax laws which are currently in effect and are subject to change by legislative or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax adviser for more detailed information about state taxes to which they may be subject.

MARYLAND

  The following is a general, abbreviated summary of certain provisions of the applicable Maryland tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Maryland Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Maryland Fund transactions.

  The following is based on the assumptions that the Maryland Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Maryland Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Maryland Fund's shareholders.

  The Maryland Fund will be subject to the Maryland corporate income tax only if it has a sufficient nexus with Maryland. If it is subject to the Maryland corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Maryland Fund that are attributable to interest on or gain from the sale or exchange of any obligation of Maryland or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Maryland individual income tax or the Maryland corporate income tax. All remaining distributions to shareholders will be subject to the Maryland individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Maryland Fund will be subject to the Maryland individual and corporate income taxes.

  Shares of the Maryland Fund may be subject to the Maryland estate tax if owned by a Maryland decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Maryland state and local tax matters.

ARIZONA

  The following is a general, abbreviated summary of certain provisions of the applicable Arizona tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Arizona Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.

  The following is based on the assumptions that the Arizona Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will be registered as a diversified management company under (S)5 of the Federal Investment Company Act of 1940, that it will satisfy the conditions which will cause Arizona Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Arizona Fund's shareholders.

  The Arizona Fund is not subject to the Arizona corporate income tax.

  Distributions by the Arizona Funds that are attributable to interest on any obligation of Arizona and its political subdivision or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Arizona individual and corporate income taxes. All remaining distributions, including distributions attributable to capital gains, will be subject to the Arizona individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Arizona fund will be subject to the Arizona individual and corporate income taxes.

  Shares of the Arizona Fund may be subject to the Arizona estate tax if owned by an Arizona decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Arizona state and local tax matters.

COLORADO

  The following is a general, abbreviated summary of certain provisions of the applicable Colorado tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Colorado Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Arizona Fund transactions.

  The following is based on the assumptions that the Colorado Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Colorado Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Colorado Fund's shareholders.

  The Colorado Fund will be subject to the Colorado corporate income tax only if it has a sufficient nexus with Colorado. If it is subject to the Colorado corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Colorado Fund that are attributable to interest earned on any obligation of Colorado and its political subdivisions issued on or after May 1, 1980 and certain such obligations issued before May 1, 1980 or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Colorado corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Colorado individual and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Colorado Fund will be subject to the Colorado individual and corporate income taxes.

  Shares of the Colorado Fund may be subject to the Colorado estate tax if owned by an Colorado decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Colorado state and local tax matters.

FLORIDA

  The following is a general, abbreviated summary of certain provisions of the applicable Florida tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Florida Funds. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to transactions of the Florida Funds.

  The following is based on the assumptions that the Florida Funds will qualify under Subchapter M of the Code as regulated investment companies, that they will satisfy the conditions which will cause distributions of Florida Funds to qualify as exempt-interest dividends to shareholders, and that they will distribute all interest and dividends they receive to the Florida Funds' shareholders.

  The Florida Funds will be subject to the Florida corporate income tax only if they have a sufficient nexus with Florida. If the Florida Funds are subject to the Florida corporate income tax, they do not expect to pay a material amount of such tax. The Florida Funds will not be subject to the Florida intangible personal property tax.

  Shares of the Florida Funds will not be subject to the Florida intangible personal property tax if on January 1 of the taxable year, the Funds hold only tax-exempt obligations of Florida and its political subdivisions or of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law ("Federal Obligations"). If the Florida Funds hold any other types of assets on that date, then the entire value of the Funds' shares (except for the portion of the value of the shares attributable to Federal Obligations) will be subject to the Florida intangible personal property tax.

  All distributions by the Florida Funds to corporate shareholders, regardless of source, will be subject to the Florida corporate income tax. Gain on the sale, exchange, or other dispositions of shares of the Florida Funds will be subject to the Florida corporate income tax.

  Shares of the Florida Funds may be subject to the Florida estate tax if owned by a Florida decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Florida state and local tax matters.

NEW MEXICO

  The following is a general, abbreviated summary of certain provisions of the applicable New Mexico tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the New Mexico Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to New Mexico Fund transactions.

  The following is based on the assumptions that the New Mexico Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause New Mexico Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the New Mexico Fund's shareholders.

  The New Mexico Fund will be subject to the New Mexico corporate franchise tax and the New Mexico corporate income tax only if it has a sufficient nexus with New Mexico. If the New Mexico Fund is subject to such taxes, it does not expect to pay a material amount of either tax.

  Distributions by the New Mexico Fund that are attributable to interest on any obligation of New Mexico and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the New Mexico personal income tax or the New Mexico corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the New Mexico personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the New Mexico Fund will be subject to the New Mexico personal and corporate income taxes.

  Shares of the New Mexico Fund may be subject to the New Mexico estate tax if owned by a New Mexico decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning New Mexico and local tax matters.

PENNSYLVANIA

  The following is a general, abbreviated summary of certain provisions of the applicable Pennsylvania tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Pennsylvania Fund. This summary does not address the taxation of other shareholders not does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Pennsylvania Fund transactions.

  The following is based on the assumptions that the Pennsylvania Fund will qualify under Subchapter M of the Code and under the Investment Company Act of 1940 as a regulated investment company, that it will satisfy the conditions which will cause Pennsylvania Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Pennsylvania Fund's shareholders.

  The Pennsylvania Fund will not be subject to the Pennsylvania corporate net income tax. The Pennsylvania Fund will be subject to the Pennsylvania franchise tax only if it has a sufficient nexus with Pennsylvania. If it is subject to the Pennsylvania franchise tax, it does not expect to pay a material amount of such tax.

  Distributions from the Pennsylvania Fund that are attributable to interest on any obligation of Pennsylvania or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Pennsylvania personal income tax or the Pennsylvania corporate net income tax. Distributions by the Pennsylvania Fund that are attributable to interest on the obligations of states other than Pennsylvania will not be subject to the Pennsylvania corporate net income tax unless they are subject to federal income tax. All other distributions, including those attributable to capital gains, will be subject to the Pennsylvania personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Pennsylvania Fund will be subject to the Pennsylvania personal and corporate income taxes.

  Shares of the Pennsylvania Fund may be subject to the Pennsylvania inheritance tax and the Pennsylvania estate tax if held by a Pennsylvania decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Pennsylvania and local tax matters.

VIRGINIA

  The following is a general, abbreviated summary of certain provisions of the applicable Virginia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Virginia Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Virginia Fund transactions.

  The following is based on the assumptions that the Virginia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Virginia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Virginia Fund's shareholders.

  The Virginia Fund will be subject to the Virginia corporate income tax only if it has a sufficient nexus with Virginia. If it is subject to the Virginia corporate income tax, it does not expect to pay a material amount of such tax.

  Distributions by the Virginia Fund that are attributable to interest on any obligation of Virginia and its political subdivisions and instrumentalities ("Virginia Obligations") or to interest on obligations of the United States and its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Virginia personal income tax or the Virginia corporate income tax. Distributions attributable to gain on the sale or exchange of certain Virginia Obligations will be exempt from the Virginia personal and corporate income taxes if the enabling statute authorizing the particular obligation expressly exempts such gain from taxation. All remaining distributions will be subject to the Virginia personal and corporate income taxes.

  Gain on the sale, exchange, or other disposition of shares of the Virginia Fund will be subject to the Virginia personal and corporate income taxes.

  If a shareholder receives a distribution consisting in part of taxable income, then the entire distribution will be taxed unless the shareholder substantiates the portion which is exempt from taxation.

  Shares of the Virginia Fund may be subject to the Virginia estate tax if owned by a Virginia decedent at the time of death.

  Shareholders are advised to consult with their own tax advisers for more detailed information concerning Virginia state and local tax matters.

PERFORMANCE INFORMATION

  The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.

  In accordance with a standardized method prescribed by rules of the Securities and Exchange Commission ("SEC"), yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:


                            Yield=2[(a-b +1)/6/ -1]
                                      cd

  In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20% (3% for the Florida Intermediate Fund).

  In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

  Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

  The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column. None of the Funds had Class B Shares outstanding as of the date of this Statement of Additional Information.

                                               AS OF JULY 31, 1996
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      Maryland Municipal Bond Fund
        Class A Shares............. 4.35%       42.50%             7.57%
        Class C Shares............. 3.80%       42.50%             6.61%
        Class R Shares............. 4.80%       42.50%             8.35%
                                             AS OF NOVEMBER 30, 1996
                                    ------------------------------------------
                                           COMBINED FEDERAL       TAXABLE
                                    YIELD AND STATE TAX RATE* EQUIVALENT YIELD
                                    ----- ------------------- ----------------
      Arizona Municipal Bond Fund
        Class A Shares............. 4.27%       43.00%             7.49%
        Class C Shares............. 3.92%       43.00%             6.88%
        Class R Shares.............   N/A          N/A               N/A
      Colorado Municipal Bond Fund
        Class A Shares............. 4.94%       42.50%             8.59%
        Class C Shares.............   N/A          N/A               N/A
        Class R Shares.............   N/A          N/A               N/A
      Florida Municipal Bond Fund
        Class A Shares............. 4.71%       39.60%             7.80%
        Class C Shares............. 4.36%       39.60%             7.22%
        Class R Shares.............   N/A          N/A               N/A
      Florida Intermediate
      Municipal Bond Fund
        Class A Shares............. 4.10%       39.60%             6.79%
        Class C Shares............. 3.68%       39.60%             6.09%
        Class R Shares.............   N/A          N/A               N/A
      New Mexico Municipal Bond
      Fund
        Class A Shares............. 4.73%       44.50%             8.52%
        Class C Shares.............   N/A          N/A               N/A
        Class R Shares.............   N/A          N/A               N/A
      Oklahoma Municipal Bond Fund
        Class A Shares.............   N/A          N/A               N/A
        Class C Shares.............   N/A          N/A               N/A
        Class R Shares.............   N/A          N/A               N/A
      Pennsylvania Municipal Bond
       Fund
        Class A Shares............. 4.78%       41.50%             8.17%
        Class C Shares............. 4.44%       41.50%             7.59%
        Class R Shares.............   N/A          N/A               N/A
      Virginia Municipal Bond Fund
        Class A Shares............. 4.76%       43.00%             8.35%
        Class C Shares............. 4.42%       43.00%             7.75%
        Class R Shares.............   N/A          N/A               N/A

--------
   * The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

  For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields tables in the Prospectus.

  The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen UITs, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

  The distribution rates as of the period quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20% (3% for the Florida Intermediate Fund), were as follows:

                                                              JULY 31, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      Maryland Municipal Bond Fund......................  4.58%   4.02%   5.01%
                                                            NOVEMBER 30, 1996
                                                         -----------------------
                                                           DISTRIBUTION RATES
                                                         -----------------------
                                                         CLASS A CLASS C CLASS R
                                                         ------- ------- -------
      Arizona Municipal Bond Fund.......................  4.69%   4.37%     N/A
      Colorado Municipal Bond Fund......................  4.80%     N/A     N/A
      Florida Municipal Bond Fund ......................  4.85%   4.54%     N/A
      Florida Intermediate Municipal Bond Fund..........  4.34%   3.97%     N/A
      New Mexico Municipal Bond Fund....................  4.64%     N/A     N/A
      Oklahoma Municipal Bond Fund......................    N/A     N/A     N/A
      Pennsylvania Municipal Bond Fund..................  5.10%   4.79%     N/A
      Virginia Municipal Bond Fund......................  5.01%   4.69%     N/A

  Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

  Total returns for the oldest class of each fund reflect actual performance for all periods. For other classes existing prior to February 1, 1997, total returns reflect actual performance for periods since class inception, and the oldest class's performance for periods prior to inception, adjusted for the differences in sales charges and fees between the classes. For classes created on February 1, 1997, total returns reflect the oldest class's performance for all periods, adjusted for the differences in sales charges and fees between the classes.

  The inception dates for each class of the Funds' shares are as follows:

                                                               INCEPTION DATES
                                                              ------------------
Maryland Municipal Bond fund
  Class A Shares.............................................  September 6, 1994
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................  September 6, 1994
  Class R Shares.............................................      July 26, 1991
Arizona Municipal Bond fund
  Class A Shares.............................................   October 29, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 7, 1994
  Class R Shares.............................................   February 1, 1997
Colorado Municipal Bond fund
  Class A Shares.............................................        May 4, 1987
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 1, 1997
  Class R Shares.............................................   February 1, 1997
Florida Municipal Bond fund
  Class A Shares.............................................      June 15, 1990
  Class B Shares.............................................   February 1, 1997
  Class C Shares............................................. September 14, 1995
  Class R Shares.............................................   February 1, 1997
Florida Intermediate Municipal Bond fund
  Class A Shares.............................................   February 1, 1994
  Class C Shares.............................................   February 2, 1994
  Class R Shares.............................................   February 1, 1997
New Mexico Municipal Bond fund
  Class A Shares............................................. September 16, 1992
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 1, 1997
  Class R Shares.............................................   February 1, 1997
Pennsylvania Municipal Bond fund
  Class A Shares.............................................   October 29, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................   February 2, 1994
  Class R Shares.............................................   February 1, 1997
Virginia Municipal Bond fund
  Class A Shares.............................................     March 27, 1986
  Class B Shares.............................................   February 1, 1997
  Class C Shares.............................................    October 4, 1993
  Class R Shares.............................................   February 1, 1997

  The annual total return figures for the Maryland Municipal Bond Fund, including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods ended July 31, 1996 and for the period from inception through July 30, 1996, were:

                                          ANNUAL TOTAL RETURN
                               ------------------------------------------
                                 ONE YEAR     FIVE YEARS   FROM INCEPTION
                                   ENDED         ENDED        THROUGH
                               JULY 31, 1996 JULY 31, 1996 JULY 31, 1996
                               ------------- ------------- --------------
      Maryland Municipal Bond
       Fund
        Class A Shares........     1.07%          N/A          5.49%
        Class B Shares........     4.74%          N/A          5.78%
        Class C Shares........     4.71%          N/A          5.78%
        Class R Shares........     5.74%          N/A          6.80%

  The annual total return figures for the Arizona Municipal Bond Fund, Colorado Municipal Bond Fund, Florida Municipal Bond Fund, New Mexico Municipal Bond Fund, Oklahoma Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Virginia Municipal Bond Fund including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods (as applicable) ended August 31, 1996 and for the period from inception through November 30, 1996, were:

                                       ANNUAL TOTAL RETURN
                               -----------------------------------
                                                                     TEN
                                                                    YEARS
                                   ONE YEAR         FIVE YEARS      ENDED    FROM INCEPTION
                                     ENDED             ENDED       NOVEMBER      THROUGH
                               NOVEMBER 30, 1996 NOVEMBER 30, 1996 30, 1996 NOVEMBER 30, 1996
                               ----------------- ----------------- -------- -----------------
      Arizona Municipal Bond
       Fund
        Class A Shares........       0.53%             7.36%         7.29%        7.47%
        Class B Shares........       4.37%             7.70%         7.28%        7.46%
        Class C Shares........       4.38%             7.91%         7.26%        7.44%
        Class R Shares........       4.94%             8.29%         7.75%        7.93%
      Colorado Municipal Bond
       Fund
        Class A Shares........       1.77%             7.13%          N/A         6.88%
        Class B Shares........       5.66%             6.80%          N/A         6.87%
        Class C Shares........       5.87%             7.68%          N/A         6.99%
        Class R Shares........       6.24%             8.06%          N/A         7.36%
      Florida Municipal Bond
       Fund
        Class A Shares........       0.00%             6.56%          N/A         7.30%
        Class B Shares........       3.81%             6.89%          N/A         7.42%
        Class C Shares........       3.92%             6.65%          N/A         7.24%
        Class R Shares........       4.38%             7.48%          N/A         8.02%
      New Mexico Municipal
       Bond Fund
        Class A Shares........       1.33%             N/A            N/A         5.97%
        Class B Shares........       5.19%             N/A            N/A         6.46%
        Class C Shares........       5.40%             N/A            N/A         6.68%
        Class R Shares........       5.77%             N/A            N/A         7.05%
      Pennsylvania Municipal
       Bond Fund
        Class A Shares........       0.88%             6.51%         6.79%        6.88%
        Class B Shares........       4.73%             6.85%         6.78%        6.87%
        Class C Shares........       4.73%             6.89%         6.68%        6.76%
        Class R Shares........       5.30%             7.43%         7.24%        7.33%
      Virginia Municipal Bond
       Fund
        Class A Shares........       0.92%             6.59%         6.96%        7.24%
        Class B Shares........       4.76%             6.92%         6.95%        7.24%
        Class C Shares........       4.86%             6.90%         6.82%        7.07%
        Class R Shares........       5.34%             7.51%         7.42%        7.68%

  The annual total return figures for the Florida Intermediate Bond Fund, including the effect of the maximum sales charge for Class A shares, for the one-year and five-year periods ended November 30, 1996 and for the period from inception through November 30, 1996, were:

                                                ANNUAL TOTAL RETURN
                               -----------------------------------------------------
                                   ONE YEAR         FIVE YEARS      FROM INCEPTION
                                     ENDED             ENDED            THROUGH
                               NOVEMBER 30, 1996 NOVEMBER 30, 1996 NOVEMBER 30, 1996
                               ----------------- ----------------- -----------------
      Florida Intermediate
       Bond Fund
        Class A Shares........       1.68%              N/A              5.32%
        Class B Shares........         N/A              N/A                N/A
        Class C Shares........       4.25%              N/A              5.90%
        Class R Shares........       4.82%              N/A              6.46%

  Calculation of cumulative total return is not subject to a prescribed formula. Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, deducting (in some cases) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period. Cumulative total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

  The cumulative total return figures for the Maryland Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods ended July 31, 1996, and for the period since inception through July 31, 1996, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:

                                        CUMULATIVE TOTAL RETURN
                                     -----------------------------
                                                                        FROM
                                     ONE YEAR                         INCEPTION
                                       ENDED           FIVE YEARS      THROUGH
                                     JULY 31,            ENDED        JULY 31,
                                       1996          JULY 31, 1996      1996
                                     --------        -------------    ---------
      Maryland Municipal Bond Fund
        Class A Shares..............   1.07%               N/A          26.68%
        Class B Shares..............   4.74%               N/A          28.23%
        Class C Shares..............   4.71%               N/A          28.21%
        Class R Shares..............   5.74%               N/A          33.76%

  The cumulative total return figures for the Arizona Municipal Bond Fund, Colorado Municipal Bond Fund, Florida Municipal Bond Fund, New Mexico Municipal Bond Fund, Oklahoma Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Virginia Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year and five-year periods (as applicable) ended August 31, 1996, and for the period since inception through November 30, 1996, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:

                                             CUMULATIVE TOTAL RETURN
                               ---------------------------------------------------
                                 ONE YEAR    FIVE YEARS   TEN YEARS       FROM
                                  ENDED        ENDED        ENDED      INCEPTION
                               NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                   1996         1996         1996         1996
                               ------------ ------------ ------------ ------------
      Arizona Municipal Bond
       Fund
        Class A Shares........    0.53%        42.63%      102.04%      106.89%
        Class B Shares........    4.37%        44.87%      101.86%      106.72%
        Class C Shares........    4.38%        46.29%      101.63%      106.28%
        Class R Shares........    4.94%        48.89%      110.90%      115.96%
      Colorado Municipal Bond
       Fund
        Class A Shares........    1.77%        41.13%        N/A         89.12%
        Class B Shares........    5.66%        38.97%        N/A         88.95%
        Class C Shares........    5.87%        44.78%        N/A         90.93%
        Class R Shares........    6.24%        47.32%        N/A         97.41%
      Florida Municipal Bond
       Fund
        Class A Shares........    0.00%        37.40%        N/A         57.67%
        Class B Shares........    3.81%        39.56%        N/A         58.83%
        Class C Shares........    3.92%        37.99%        N/A         57.05%
        Class R Shares........    4.38%        43.42%        N/A         64.58%
      New Mexico Municipal
       Bond Fund
        Class A Shares........    1.33%         N/A          N/A         27.60%
        Class B Shares........    5.19%         N/A          N/A         30.14%
        Class C Shares........    5.40%         N/A          N/A         31.24%
        Class R Shares........    5.77%         N/A          N/A         33.20%
      Pennsylvania Municipal
       Bond Fund
        Class A Shares .......    0.88%        37.10%       92.80%       95.62%
        Class B Shares........    4.73%        39.25%       92.63%       95.45%
        Class C Shares........    4.73%        39.50%       90.90%       93.51%
        Class R Shares........    5.30%        43.11%      101.26%      104.20%
      Virginia Municipal Bond
       Fund
        Class A Shares .......    0.92%        37.59%       95.93%      111.07%
        Class B Shares........    4.76%        39.75%       95.75%      110.89%
        Class C Shares........    4.86%        39.60%       93.42%      107.52%
        Class R Shares........    5.34%        43.62%      104.52%      120.32%

  The cumulative total return figures for the Florida Intermediate Municipal Bond Fund, including the effect of the maximum sales charge for the Class A Shares, for the one-year period ended November 30, 1996, and for the period since inception, through November 30, 1996, respectively, were as follows:

                                              CUMULATIVE TOTAL RETURN
                                       --------------------------------------
                                                                     FROM
                                         ONE YEAR    FIVE YEARS   INCEPTION
                                          ENDED        ENDED       THROUGH
                                       NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
                                           1996         1996         1996
                                       ------------ ------------ ------------
      Florida Intermediate Municipal
       Bond Fund
        Class A Shares................     1.68%        N/A         15.80%
        Class C Shares................     4.25%        N/A         17.60%
        Class R Shares................     4.82%        N/A         19.38%

  Calculation of taxable equivalent total return is also not subject to a prescribed formula. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

  Using the 42.5% maximum marginal federal tax rate for 1997, the annual taxable equivalent total return for the Maryland Municipal Bond Fund's shares for the one-year period ended July 31, 1996 with respect to the Class R Shares was 9.57%.

  Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

  In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.

  Each Fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. Government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. Government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. Government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.

  There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Fund primarily invests in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

  The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND
REDEMPTION OF FUND SHARES

  As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

  Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

  Shareholders of each class will shares expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

REDUCTION OR ELIMINATION OF UP-FRONT SALES CHARGE ON CLASS A SHARES

  Cumulative Discount. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Municipal Mutual Fund, or units of a Nuveen unit trust, on which an up-front sales charge or ongoing distribution fee is imposed, falls within the amounts stated in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. You or your financial adviser must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

  Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How to Select a Purchase Option" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Municipal Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Municipal Mutual Fund or a Nuveen Unit Trust or otherwise.

  By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

  You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

  Reinvestment of Nuveen Unit Trust Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various unit trusts sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

  Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Municipal Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has been in existence for more than six months, has a purpose other than investment, has five or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

  Under any group purchase program, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $25, and the minimum monthly investment in Class A Shares of any particular Fund or portfolio for all participants in the program combined is $1,000. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

  To establish a group purchase program, both the group itself and each participant must fill out special application materials, which the group administrator may obtain from the group's financial adviser, by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free
(800) 621-7227.

  Reinvestment of Redemption Proceeds from Unaffiliated Funds. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen. You must provide appropriate documentation that the redemption occurred not more than 60 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

  Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and Class R Shares may be purchased, by the following categories of investors:

  . officers, trustees and former trustees of the Nuveen and Flagship Funds;

  . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

  . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

  . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates;

  . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

  . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

  . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

  Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

  Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial adviser must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

  Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

  In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses and their children under 21 years of age); or (3) all purchases made through a group purchase program as described above.

  The reduced sales charge programs may be modified or discontinued by the Funds at any time upon prior written notice to shareholders of the Funds.

  For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 621-7227.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

  Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value on or after July 1, 1996 because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

  In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then in the reverse order in which shares were purchased, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or money market Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC shareholders pay. If Class A or Class C shares subject to a CDSC are exchanged for shares of a Nuveen money market fund, the CDSC would be imposed on the subsequent redemption of those money market shares, and the period during which the shareholder holds the money market fund shares would be counted in determining the remaining duration of the CDSC. The Fund may elect not to so count the period during which the shareholder held the money market fund shares, in which event the amount of any applicable CDSC would be reduced in accordance with applicable SEC rules by the amount of any 12b-1 plan payments to which those money market funds shares may be subject.

  The CDSC may be waived or reduced under the following six special circumstances: 1) redemptions within one year following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; and 6) redemptions made pursuant to a Fund's automatic withdrawal plan, up to specified amounts. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.

GENERAL MATTERS

  The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

  To help advisers and investors better understand and most efficiently use the Fund to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

  Exchanges of shares of a Fund for shares of a Nuveen money market fund may be made on days when both funds calculate a net asset value and make shares available for public purchase. Shares of the Nuveen money market funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business. In addition to the holidays observed by the Fund, the Nuveen money market funds observe and will not make fund shares available for purchase on the following holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day.

  Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

  Shares will be registered in the name of the investor or the investor's financial adviser. A change in registration or transfer of shares held in the name of a financial adviser may only be made by an order in good form from the financial adviser acting on the investor's behalf. Share certificates will only be issued upon written request to Shareholder Services, Inc., the Funds' transfer agent. No share certificates will be issued for fractional shares.

  For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Fund Shares" in the Prospectus.

  Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust I, dated February 1, 1997 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

  The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen (or Flagship Financial, Inc., which Nuveen acquired on January 1, 1997) for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.

                                YEAR ENDED               YEAR ENDED               YEAR ENDED
                             JANUARY 31, 1996         JANUARY 31, 1995         JANUARY 31, 1994
                         ------------------------ ------------------------ ------------------------
                          AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                         UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                         COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN    COMMISSIONS    NUVEEN
FUND                     ------------ ----------- ------------ ----------- ------------ -----------
Maryland Fund...........     160           26         216           38          474          61
                                YEAR ENDED               YEAR ENDED               YEAR ENDED
                               MAY 31, 1996             MAY 31, 1995             MAY 31, 1994
                         ------------------------ ------------------------ ------------------------
                          AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT     AMOUNT OF     AMOUNT
                         UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY UNDERWRITING RETAINED BY
                         COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP   COMMISSIONS   FLAGSHIP
FUND                     ------------ ----------- ------------ ----------- ------------ -----------
Arizona Fund............     194           26         227           31          744          85
Colorado Fund...........      98           13          95           13          327          44
Florida Fund............     609           83         882          112        2,136         297
Florida Intermediate
 Fund...................      23            4          23            3           24           0
New Mexico Fund.........     132           18         191           28          647          86
Oklahoma Fund...........       0            0           0            0            0           0
Pennsylvania Fund.......     107           14         119           15          174          20
Virginia Fund...........     311           26         381           50          678          89

DISTRIBUTION AND SERVICE PLAN

  The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

  The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

  The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

  Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

  For the fiscal year ended January 31, 1996 with respect to the Maryland Municipal Bond Fund and the fiscal year ended May 31, 1996 with respect to the other Funds 100% of service fees and distribution fees were paid out as compensation to Authorized Dealers. For such periods, the service fee for the Maryland Municipal Bond Fund was .25% for both Class A and Class C Shares and the distribution fee was .75% for Class C Shares. For such periods, the service fee for the other Funds was .20% and the distribution fee was .40% for the Class A Shares and .75% for the Class C Shares.

                                                           COMPENSATION PAID TO
                                                          AUTHORIZED DEALERS FOR
                                                            END OF FISCAL 1996
                                                          ----------------------
Arizona Municipal Bond Fund (5/31/96)
  Class A................................................       $  328,091
  Class C................................................       $   16,707
Colorado Municipal Bond Fund (5/31/96)
  Class A................................................       $  138,113
  Class C................................................              N/A
Florida Municipal Bond Fund (5/31/96)
  Class A................................................       $1,328,070
  Class C................................................       $    3,169
Florida Intermediate Municipal Bond Fund (5/31/96)
  Class A................................................       $   20,419
  Class C................................................           23,475
Maryland Municipal Bond Fund (1/31/96)
  Class A................................................       $   10,477
  Class C................................................       $   11,541
New Mexico Municipal Bond Fund (5/31/96)
  Class A................................................       $  206,501
  Class C................................................              N/A
Oklahoma Municipal Bond Fund (5/31/96)
  Class A................................................              N/A
  Class C................................................              N/A
Pennsylvania Municipal Bond Fund (5/31/96)
  Class A................................................       $  170,972
  Class C................................................       $   35,903
Virginia Municipal Bond Fund (5/31/96)
  Class A................................................       $  464,378
  Class C................................................       $   75,853

  Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.

INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

  Arthur Andersen LLP, independent public accountants, 33 West Monroe Street, Chicago Illinois 60603 has been selected as auditors for the Maryland Municipal Bond Fund Deloitte & Touche LLP, independent public accountants, 1700 Courthouse Plaza N.E., Dayton, Ohio 45402 has been selected as auditors for the Arizona Municipal Bond Fund, the Colorado Municipal Bond Fund, the Florida Municipal Bond Fund, the Florida Intermediate Municipal Bond Fund, the New Mexico Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Virginia Municipal Bond Fund. In addition to audit services, the auditors will provide consultation and assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their respective reports with respect thereto, and are included in reliance upon the authority of that firm in giving that report.

  The custodian of the assets of the Funds is The Chase Manhattan Bank, 770 Broadway, New York, New York 10003. The custodian performs custodial, fund accounting, portfolio accounting, shareholder, and transfer agency services.

FINANCIAL STATEMENTS

  The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Reports and the unaudited financial statements for the most recent semi-annual period for each fund appear in the Fund's Semi-Annual Reports, each is included herein by reference. The Annual Reports and the Semi-annual Reports accompany this Statement of Additional Information.

APPENDIX A

RATINGS OF INVESTMENTS

  The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

  The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

  Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

  Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

FUTURES AND INDEX TRANSACTIONS

  Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

  The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

  The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

  Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

  Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

  The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

  Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

INDEX CONTRACTS

  Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

  Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

  Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

REPURCHASE AGREEMENTS

  A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

  The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.

Nuveen Tax-Free
Mutual Funds

Dependable tax-free
income for generations

ARIZONA

FLORIDA

MARYLAND

MICHIGAN

NEW JERSEY

PENNSYLVANIA

VIRGINIA



                        [PHOTO OF COUPLE APPEARS HERE]


SEMIANNUAL REPORT/JULY 31, 1996

     CONTENTS

  3  Dear shareholder
  5  Answering your questions
  8  Fund performance
 12  Portfolio of investments
 41  Statement of net assets
 43  Statement of operations
 45  Statement of changes in net assets
 49  Notes to financial statements
 60  Financial highlights

Dear
shareholder


                      [PHOTO OF TIMOTHY R. SCHWERTFEGER]

"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen mutual funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of value investing and prudent management. We strive to help our shareholders meet their need for tax-free investment income with a full range of investment choices. Our focus will continue to be on building shareholder value, providing research-oriented management, and delivering dependable performance. We believe this focus will contribute to many more years of investment success for our fund shareholders.

  Municipal bonds continue to play an important role in meeting the investment goals of conservative investors. The performance of the mutual funds covered in this report demonstrates the ability of quality investments to provide attractive tax-free income. As of July 31, 1996, the current annual yields on offering prices for R shares for these funds ranged from 4.80% to 5.27%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 7.50% on taxable alternatives. And when state taxes are taken into account, the power of tax-free investing is even more apparent. Without question, taxable yields at this level on investments of comparable quality can be difficult to achieve in today's markets.

  With the strength of the bond market last year, all of these funds saw an increase in net asset value per share, further improving investors' overall experience for the 12-month period ending July 31, 1996, while producing returns that continue to be very attractive. Total returns for R Shares, representing changes in net asset value and reinvestment of all dividends and capital gains, if any, ranged from 5.74% to 7.42%, equivalent to taxable investments with total returns of 9.06% to 10.94%.

  The years ahead present opportunities as well as challenges for all of us. I want to thank you for your continued confidence in Nuveen mutual funds, and I look forward to sharing reports of continued progress with you.

Sincerely,



/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
September 15, 1996

Answering your questions

Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market.

How did the municipal market perform over the last year?

Following the outstanding performance of 1995, the beginning of 1996 saw a slight price decline in the overall bond market. Municipal bonds, however, maintained an edge over Treasuries and finished the first half of this year on a positive note with a rally in bond prices. Over the past 12 months, the municipal market continued to reward investors with solid returns and opportunities to purchase bonds with strong credit quality.

What has been Nuveen's investment approach over the past year?

Nuveen continues to pursue its value investing strategy, a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to other bonds in the market. This approach was rewarded over the past year, as many of our portfolio

[Photo of Tom Spalding]

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.


holdings were upgraded by the national rating agencies, indicating that our Research Department's judgments about credit quality were on target.

  As opportunity allowed, we purchased bonds at discounts from their par value. These bonds, which have coupon rates slightly below market levels, are less likely to be called from our portfolios, assuring more stable yields for our investors.

What is your outlook for the municipal market?

A look at the current economy shows that inflation continues along at the same modest pace that it has demonstrated over the past five years. Generally level producer prices, low wage pressure, and a stable money supply are supportive of a moderately expanding economy. Despite this ideal combination of slow expansion and low inflation, investors continue to maintain a watchful eye for any indication of acceleration or the reappearance of inflation. Some economists believe that the Federal Reserve Open Market Committee will likely increase short-term interest rates, which could cause long-term rates to rise and bond prices to fall.

What are some of the factors affecting dividend stability and changes?

  All Nuveen funds are structured to provide an attractive stream of tax-free income. For many investors, stability of income is another important objective. To help investors satisfy this objective, we set dividends on Nuveen funds conservatively, seeking a level that we expect will be sustainable for at least several months. For many of the funds that have seen dividend reductions over the past year, the changes were relatively small. Still, dividends ultimately depend on the overall earnings of each fund, which can be reduced by bond calls, fluctuations in interest rates, and other portfolio changes.

  When the Federal Reserve Board cut rates between July 1995 and January 1996, long-term municipal bond yields reacted by declining almost 130 basis points from their levels at the beginning of 1995. Current long-term rates are well below those at the start of the decade. As older, higher-yielding bonds are called from some portfolios, they are replaced with the bonds available in the market today, reducing fund earnings. To reduce the effect of bond calls and protect investors' current income, Nuveen has taken advantage of opportunities to invest in non-callable bonds as well as bonds priced at a discount from their par value.

NUVEEN ARIZONA TAX-FREE VALUE FUND

Arizona


Shareholders enjoyed a year of relatively steady monthly dividends, with a slight decrease in December.


12 MONTH DIVIDEND HISTORY-R SHARES


[BAR CHART APPEARS HERE]

 8/95     .0450                2/96      .0435
 9/95     .0450                3/96      .0435
10/95     .0450                4/96      .0435
11/95     .0450                5/96      .0435
12/95     .0435                6/96      .0435
 1/96     .0435                7/96      .0435

--------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
--------------------------------------------------------
 Current SEC yield on R Shares*                    5.00%
 Taxable-equivalent yield on R Shares**            8.26%
 12-mo. total return on R Shares*                  6.20%
 Taxable-equivalent total return on R Shares**     9.63%
 Combined state and federal tax rate               39.5%
--------------------------------------------------------
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.


NUVEEN FLORIDA TAX-FREE VALUE FUND

Florida

Nuveen funds set dividends with stability in mind, seeking a level that can be sustained over time. The Fund adjusted the monthly dividend in January to a level in line with the portfolio's earnings rate.



12 MONTH DIVIDEND HISTORY-R SHARES


[BAR CHART APPEARS HERE]

 8/95     .0440                2/96      .0430
 9/95     .0440                3/96      .0430
10/95     .0440                4/96      .0430
11/95     .0440                5/96      .0430
12/95     .0440                6/96      .0430
 1/96     .0430                7/96      .0430

--------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
--------------------------------------------------------
 Current SEC yield on R Shares*                  4.95%
 Taxable-equivalent yield on R Shares**          7.73%
 12-mo. total return on R Shares*                6.71%
 Taxable-equivalent total return on R Shares**   9.68%
 Federal tax rate                                36.0%
--------------------------------------------------------
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.

NUVEEN MARYLAND TAX-FREE VALUE FUND

Maryland


Nuveen funds set dividends with stability in mind, seeking a level that can be sustained over time. The Fund adjusted the monthly dividend in January to a level in line with the portfolio's earnings rate.



12 MONTH DIVIDEND HISTORY--R SHARES

                           (BAR CHART APPEARS HERE)

8/95     .0430                             2/96     .0425
9/95     .0430                             3/96     .0425
10/95    .0430                             4/96     .0425
11/95    .0430                             5/96     .0425
12/95    .0430                             6/96     .0425
1/96     .0425                             7/96     .0425

-------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                   4.80%
 Taxable-equivalent yield on R Shares**           7.87%
 12-mo. total return on R Shares*                 5.74%
 Taxable-equivalent total return on R Shares**    9.06%
 Combined state and federal tax rate              39.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.


NUVEEN MICHIGAN TAX-FREE VALUE FUND

Michigan

Shareholders enjoyed a year of relatively steady monthly dividends with a slight decrease in January. In addition, shareholders received a capital gains distribution in November.




12 MONTH DIVIDEND HISTORY--R SHARES

                           (BAR CHART APPEARS HERE)

8/95     .0455                             2/96     .0445
9/95     .0455                             3/96     .0445
10/95    .0455           of which          4/96     .0445
11/95    .0776  (.0321 is  Capital Gains)  5/96     .0445
12/95    .0455                             6/96     .0445
1/96     .0455                             7/96     .0445

-------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                   5.08%
 Taxable-equivalent yield on R Shares**           8.47%
 12-mo. total return on R Shares*                 6.78%
 Taxable-equivalent total return on R Shares**   10.35%
 Combined state and federal tax rate              40.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.

NUVEEN NEW JERSEY TAX-FREE VALUE FUND

New Jersey


Nuveen funds set dividends with stability in mind, seeking a level that can be sustained over time. The Fund adjusted its monthly dividend in December and March to a level in line with the portfolio's earnings rate.



12 MONTH DIVIDEND HISTORY-R SHARES

      [BAR CHART APPEARS HERE]

 8/95      .0475       2/96      .0460
 9/95      .0475       3/96      .0440
10/95      .0475       4/96      .0440
11/95      .0475       5/96      .0440
12/95      .0460       6/96      .0440
 1/96      .0460       7/96      .0440

-------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                   5.24%
 Taxable-equivalent yield on R Shares**           8.73%
 12-mo. total return on R Shares*                 6.01%
 Taxable-equivalent total return on R Shares**    9.73%
 Combined state and federal tax rate              40.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.


NUVEEN PENNSYLVANIA TAX-FREE VALUE FUND

Pennsylvania

Shareholders enjoyed a year of relatively steady monthly dividends, with a dividend decrease in January to bring the dividend in line with current earnings.




12 MONTH DIVIDEND HISTORY-R SHARES


     [BAR CHART APPEARS HERE]

 8/95      .0440         2/96    .0430
 9/95      .0440         3/96    .0430
10/95      .0440         4/96    .0430
11/95      .0440         5/96    .0430
12/95      .0440         6/96    .0430
 1/96      .0430         7/96    .0430

-------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                   5.27%
 Taxable-equivalent yield on R Shares**           8.50%
 12-mo. total return on R Shares*                 6.69%
 Taxable-equivalent total return on R Shares**    9.90%
 Combined state and federal tax rate              38.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on page 11.

NUVEEN VIRGINIA TAX-FREE
VALUE FUND

Virginia


Shareholders enjoyed a dividend increase during the past 12 months in addition to a capital gains distribution in November.



12 MONTH DIVIDEND HISTORY--R SHARES

                           [BAR CHART APPEARS HERE]

                            8/95     .0440
                            9/95     .0440
                           10/95     .0440
                           11/95     .0822 (of which .0382 is Capital Gains)
                           12/95     .0440
                            1/96     .0450
                            2/96     .0450
                            3/96     .0450
                            4/96     .0450
                            5/96     .0450
                            6/96     .0450
                            7/96     .0450

Capital Gains

-------------------------------------------------------
 FUND HIGHLIGHTS 7/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                   5.12%
 Taxable-equivalent yield on R Shares**           8.46%
 Total return on R Shares*                        7.42%
 Taxable-equivalent total return on R Shares**   10.94%
 Combined state and federal tax rate              39.5%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

See footnotes on this page.

* All shares issued prior to September 6, 1994, have been designated as Class R Shares, which are currently available only for dividend reinvestment and certain other restricted situations. Please see Financial Highlights beginning on page 60 for additional data on Class A and C Shares.

**An investor subject to the indicated state and federal income tax rate would have to receive this return from a fully taxable investment to equal the stated yield and total return on an after-tax basis.

PORTFOLIO OF INVESTMENTS
(Unaudited)

ARIZONA

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        RAT-            OPT. CALL        MARKET
AMOUNT        DESCRIPTION                                                        INGS**        PROVISIONS*         VALUE
------------------------------------------------------------------------------------------------------------------------
              Arizona Board of Regents, Arizona State University, System
               Revenue Refunding Bonds, Series 1992-A
 $ 500,000     5.750%, 7/01/12                                                       AA        7/02 at 101     $ 503,800
   500,000     5.500%, 7/01/19                                                       AA        7/02 at 101       478,950
   100,000    Arizona Educational Loan Marketing Corporation, Educational
               Loan Revenue Bonds, 6.375%, 9/01/05
               (Alternative Minimum Tax)                                             Aa        9/02 at 101       104,149
   200,000    Arizona Educational Loan Marketing Corporation, 1992
               Educational Loan Revenue Bonds, Series B, 7.000%, 3/01/05
               (Alternative Minimum Tax)                                              A        3/02 at 101       213,486
   300,000    Arizona Health Facilities Authority, Hospital System Revenue
               Refunding Bonds (Phoenix Baptist Hospital and Medical
               Center, Inc. and Medical Environments, Inc.),
               Series 1992, 6.250%, 9/01/11                                         Aaa        9/03 at 100       314,199
   200,000    Arizona Municipal Financing Program, Certificates of
               Participation, Series 20, 7.700%, 8/01/10                            Aaa       No Opt. Call       234,782
   500,000    Arizona State University Research Park, Development Refunding
               Bonds, Series 1995, 5.000%, 7/01/21                                  Aaa        7/06 at 100       455,875
   250,000    State of Arizona Refunding, Certificates of Participation, Series
               1992B, 6.250%, 9/01/10                                               Aaa        9/02 at 102       263,338
   500,000    Student Loan Acquisition Authority of Arizona (A nonprofit corporation organized pursuant to the laws of the State of
               Arizona) Student Loan Revenue Bonds, Series 1994,
               6.600%, 5/01/10  (Alternative Minimum Tax)                            Aa        5/04 at 102       528,460
   175,000    Wastewater Management Authority of Arizona, Wastewater
               Treatment Financial Assistance Revenue Bonds
               Series 1992A, 5.950%, 7/01/12                                        Aaa        7/02 at 102       180,250
   250,000    Wastewater Management Authority of Arizona, Wastewater
               Treatment Financial Assistance Revenue Bonds,
               Series 1995, 5.750%, 7/01/15                                         Aaa        7/05 at 102       250,488
   700,000    Apache County (Arizona) Public Finance Corporation,
               Certificates of Participation, Series 1994,
               Arizona Department of Corrections, 5.500%, 5/01/10                     A        5/00 at 102       708,519
   195,000    Central Arizona Water Conservation District (Central Arizona
               Project), Contract Revenue Bonds, Series B 1991,
               6.500%, 11/01/11 (Pre-refunded to 5/01/01)                           AA-        5/01 at 102       213,642
   300,000    Sierra Vista Unified School District No. 68 of Cochise County,
               Arizona, General Obligation Refunding Bonds,
               Series 1992, 7.500%, 7/01/10                                         Aaa       No Opt. Call       362,055
   250,000    Sedona-Oak Creek Joint Unified School District No. 9 of
               Coconino and Yavapai Counties, Arizona, School Improvement
               Bonds, Project of 1992, Series A (1992), 6.750%, 7/01/07              A-        7/01 at 101       269,733
   550,000    City of Douglas (Arizona), Municipal Property Corporation,
               Municipal Facilities Excise Tax Revenue Bonds,
               Series 1995, 5.750%, 7/01/15                                         Aaa        7/05 at 101       551,001
   280,000    Eloy Municipal Property Corporation, Municipal Facilities
               Revenue Bonds, Series 1992, 7.000%, 7/01/11                          BBB        7/02 at 101       297,665
------------------------------------------------------------------------------------------------------------------------

                                                                                      NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                       JULY 31, 1996

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                            RAT-       OPT. CALL         MARKET
AMOUNT              DESCRIPTION                                                      INGS**    PROVISIONS*         VALUE
----------------------------------------------------------------------------------------------------------------------------

$      500,000      The Industrial Development Authority of The City of Glendale,
                     Arizona, Revenue Bonds, Midwestern University, Series
                     1996A, 6.000%, 5/15/16 (WI)                                      AAA      5/06 at 102    $      503,095
       375,000      Maricopa Rural Road Improvement District of Pinal County,
                     Arizona, Refunding Bonds, Series 1994, 6.900%, 7/01/05           N/R      7/99 at 101           392,404
       300,000      Hospital District No. One, Maricopa County, Arizona, Hospital
                     Facilities Refunding Bonds, Series B (1992), 6.250%, 6/01/10     Aaa      6/04 at 101           315,024
       500,000      The Industrial Development Authority of the County of Maricopa
                     (Arizona), Insured Health Facility Revenue Bonds (Catholic
                     Healthcare  West), 1993 Series A,  5.625%, 7/01/23               Aaa      7/03 at 102           481,215
       500,000      The Industrial Development Authority of the County of
                     Maricopa (Arizona), Samaritan Health Services, Hospital
                     System Revenue Refunding Bonds, Series 1990A, 7.000%, 12/01/16   Aaa     No Opt. Call           582,605
       600,000      The Industrial Development Authority of the County of Maricopa,
                     Arizona, Baptist Hospital System Revenue Refunding Bonds,
                     Series 1995, 5.500%, 9/01/16                                     Aaa      9/05 at 101           579,120
                    Kyrene Elementary School; District No. 28 of Maricopa County,
                     Arizona, School Improvement Bonds, Project of 1990,
                     Series E (1993):
       265,000       6.000%, 7/01/12 (Pre-refunded to 7/01/02)                        Aaa      7/02 at 100           282,532
        50,000       6.000%, 7/01/12                                                  Aaa      7/02 at 100            51,334
       500,000      The Industrial Development Authority of the County of Mohave
                     (Arizona) Industrial Development Revenue Bonds, 1994 Series
                     (Citizens Utilities Company Projects), 6.600%, 5/01/29
                     (Alternative Minimum Tax)                                        AAA     11/03 at 101           515,370
     1,000,000      Navajo County, Arizona, Pollution Control Corporation,
                     Pollution Control Revenue Refunding Bonds (Arizona
                     Public Service Company), 1993 Series A, 5.875%,
                     8/15/28                                                         Baa1      8/03 at 102           968,050
     1,000,000      Navajo County, Arizona, Pollution Control Corporation,
                     Pollution Control Revenue Refunding Bonds (Arizona
                     Public Service Company), 1993 Series A, 5.500%, 8/15/28          Aaa      8/03 at 102           961,450
       425,000      City of Peoria, Arizona Improvement District No. 8801 (North
                     Valley Power Center) Improvement Bonds,  7.300%, 1/01/12         BBB      1/03 at 101           449,166
       250,000      City of Phoenix Civic Improvement Corporation, Airport
                     Terminal Excise Tax Revenue Bonds, Series 1989, 7.800%,
                     7/01/11 (Alternative  Minimum Tax)                               AA+      7/97 at 102           262,148
       295,000      Phoenix Housing Finance Corporation, Mortgage Revenue
                     Refunding Bonds, Series 1992A (FHA Insured Mortgage
                     Loans-Section 8 Assisted Projects), 6.500%, 7/01/24              Aaa      7/02 at 101           301,558
       400,000      City of Phoenix (Arizona), Civic Improvement Corporation,
                     Wastewater System Lease Revenue Bonds, Series 1993,
                     6.125% 7/01/23 (Pre-refunded to 7/01/03)                         AAA      7/03 at 102           437,244
     1,000,000      City of Phoenix Civic Improvement Corporation (Arizona),
                     Wastewater System Lease Revenue Refunding Bonds,
                     Series 1993, 5.000% 7/01/18                                       A1      7/04 at 102           900,840
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

ARIZONA.....CONTINUED


PRINCIPAL                                                                    RAT-       OPT. CALL       MARKET
AMOUNT                           DESCRIPTION                                 INGS**    PROVISIONS*       VALUE
-----------------------------------------------------------------------------------------------------------------

$   530,000  City of Phoenix Civic Improvement Corporation, Junior Lien
               Water System Revenue Bonds, Series 1996, 6.000%, 7/01/19         Aa      7/06 at 100   $   538,077
    200,000  Phoenix Industrial Development Authority (FHA Insured Chris
               Ridge Village Project), 6.750%, 11/01/12                        AAA     11/02 at 101       209,506
    300,000  City of Phoenix, Arizona, Junior Lien Street and Highway User
               Revenue Refunding Bonds, Series 1992, 6.250%, 7/01/11            A+      7/02 at 102       314,955
    500,000  The Industrial Development Authority of the City of Phoenix,
               Arizona, Multi-family Housing Revenue Refunding Bonds,
               Series 1993 (GNMA Collateralized - Meadow Glen Apartments
               Project), 5.800%, 8/20/28                                       Aaa      2/03 at 102       481,010
    485,000  The Industrial Development Authority of the City of Phoenix,
               Arizona, Statewide Single Family Mortgage Revenue Bonds,
               Series 1995, 6.150%, 12/01/08 (Alternative Minimum Tax)         AAA      6/05 at 102       487,808
             The Industrial Development Authority of the City of Phoenix,
               Arizona, Hospital Revenue Bonds (John C. Lincoln Hospital
               and Health Center) Series 1994:
    500,000    6.000% 12/01/10                                                BBB+     12/03 at 102       496,160
    500,000    6.000% 12/01/14                                                BBB+     12/03 at 102       484,830
    240,000    The Industrial Development Authority of the County of Pima
                 (Arizona) Industrial Development Lease Obligation Refunding
                 Revenue Bonds, 1988 Series A (Irvington Project),
                 7.250%, 7/15/10                                               Aaa      1/02 at 103       262,106
    300,000    Tucson Unified School District No. 1 of Pima County, Arizona,
                 School Improvement Bonds, Project of 1989, Series D (1992),
                 6.100%, 7/01/12                                               Aaa      7/02 at 102       312,093
    640,000   The Industrial Development Authority of the County of Pima,
                Arizona, Health Care System Revenue Bonds, Carondelet
                Health Care Corporation of Arizona Issue, Series 1993,
                5.250%, 7/01/13                                                Aaa     No Opt. Call       618,733
    455,000  The Industrial Development Authority of the County of Pima
               (Arizona) Single Family Mortgage Revenue Refunding Bonds,
               Series 1995A, 6.500%, 2/01/17                                     A      8/05 at 102       464,678
             Pinal County, Arizona, Certificates of Participation,
               Series 1994:
    300,000    6.375%, 6/01/06                                                  AA      6/02 at 100       318,960
    200,000    6.500%, 6/01/09                                                  AA      6/02 at 100       212,588
    280,000  Salt River Project Agricultural Improvement and Power District,
               Arizona, Salt River Project Electric System Revenue Bonds,
               1986 Series C, 5.750%, 1/01/20                                   Aa      8/96 at 100       274,168
    300,000  Salt River Project Agricultural Improvement and Power District,
               Arizona, Salt River Project Electric System Revenue Bonds,
               1992 Series D, 5.750%, 1/01/19                                   Aa      1/02 at 100       296,079
    225,000  City of Tempe, General Obligation Bonds Series 1992B,
               6.000%, 7/01/08                                                 AA+      7/02 at 101       235,001
    500,000  The Industrial Development Authority of the City of Tempe,
               Arizona, Multi-Family Mortgage Refunding Bonds, Series
               1993A (FHA Insured Mortgage Loan -- Quadrangles Village
               Apartments), 6.250%, 6/01/26                                    AAA      6/03 at 102       503,655
-----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-       OPT. CALL     MARKET
AMOUNT             DESCRIPTION                                                    INGS**   PROVISIONS*      VALUE
------------------------------------------------------------------------------------------------------------------------
$      600,000     Tempe Union High School District No. 213 of Maricopa County,
                    Arizona, School Improvement and Refunding Bonds,
                    Series 1994, 6.000%, 7/01/12                                    Aaa    7/04 at 101    $    624,288
       500,000     City of Tucson, Arizona, General Obligation Bonds,
                    Series 1984-G (1994), 6.250%, 7/01/18                           Aaa    7/04 at 101         520,340
       575,000     Tucson Airport Authority, Inc. (Arizona), Airport Revenue
                    Bonds, Refunding Series 1993, 5.700%, 6/01/13                   Aaa    6/03 at 102         576,415
       250,000     Business Development Finance Corporation, Tucson (Arizona),
                    Local Development Lease Revenue Refunding Bonds,
                    Series 1992, 6.250%, 7/01/12                                    Aaa    7/02 at 102         262,135
       390,000     City of Tucson, Arizona, Water System Revenue Bonds,
                    Series 1994-A (1996), 6.000%, 7/01/21                           Aaa    7/06 at 101         399,149
       300,000     Arizona Board of Regents, University of Arizona, System
                    Revenue Refunding Bonds, Series 1992, 6.250%, 6/01/11            AA    6/02 at 102         314,427
       335,000     Yavapai County Community College District of Yavapai County
                    Arizona, Revenue Bonds Series 1993, 6.000%, 7/01/12              A-    7/03 at 101         340,175
       675,000     Yuma Union High School District No. 70 of Yuma County,
                    Arizona, School Improvement Bonds, Series 1994,
                    5.700%, 7/01/06                                                 Aaa    7/02 at 101         701,317
------------------------------------------------------------------------------------------------------------------------
$   23,790,000     Total Investments -- (Cost $23,536,931) -- 100.7%                                        24,162,200
================--------------------------------------------------------------------------------------------------------

                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES -- 0.4%
$      100,000     Maricopa County, Arizona Pollution Control Corporation,
================    Pollution Control Revenue Refunding Bonds, (Arizona Public
                    Service Company Palo Verde Project), 1994 Series B, Variable
                    Rate Demand Bonds, 3.600%, 5/01/29+                            A-1+                        100,000
------------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities -- (1.1)%                                                    (267,249)
------------------------------------------------------------------------------------------------------------------------
                   Net Assets -- 100%                                                                     $ 23,994,951
========================================================================================================================

PORTFOLIO OF INVESTMENTS
(Unaudited)

ARIZONA--CONTINUED

----------------------------------------------------------------------------------------------------------
                                                                        NUMBER         MARKET      MARKET
                STANDARD & POOR'S                       MOODY'S      OF ISSUES          VALUE     PERCENT
----------------------------------------------------------------------------------------------------------
SUMMARY OF                    AAA                           Aaa             32     $13,581,090        56%
RATINGS**           AA+, AA, AA--             Aa1, Aa, Aa2, Aa3             13       4,280,449        18
PORTFOLIO OF                   A+                            A1              2       1,215,795         5
INVESTMENTS                A, A--                     A, A2, A3              5       1,996,591         8
(EXCLUDING       BBB+, BBB, BBB--         Baa1, Baa, Baa2, Baa3              5       2,695,871        11
TEMPORARY               Non-rated                     Non-rated              1         392,404         2
INVESTMENTS):
----------------------------------------------------------------------------------------------------------
TOTAL                                                                       58     $24,162,200       100%
----------------------------------------------------------------------------------------------------------

* Optional Call provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

FLORIDA

PRINCIPAL                                                                                     RAT-       OPT. CALL        MARKET
AMOUNT              DESCRIPTION                                                               INGS**   PROVISIONS*         VALUE
$2,500,000          Florida Housing Finance Agency, Housing Revenue Bonds,
                     (Antigua Club Apartments Project), 1995 Series A1, 6.875%,
                     8/01/26 (Alternative Minimum Tax)                                        Aaa      2/05 at 102     $2,642,650
 1,000,000          Florida Housing Finance Agency, Multi-Family Housing
                     Revenue Refunding Bonds, 1991 Series C, 6.200%,
                     8/01/16                                                                  AAA      8/06 at 102      1,008,510
   750,000          Florida Housing Finance Agency, General Mortgage Revenue
                     Refunding Bonds, 1992 Series A, 6.400%, 6/01/24                          AAA      6/02 at 103        762,045
 1,440,000          Florida Housing Finance Agency, Multi-Family Housing
                     Revenue Bond, 1989 Series I, (GNMA Collateralized-
                     Driftwood Terrace Apartments Project), 7.650%, 12/20/31
                     (Alternative Minimum Tax)                                                AAA      6/99 at 103      1,522,627
 1,000,000          Florida Municipal Power Agency, All-Requirements Power
                     Supply Project Revenue Bonds, Series 1992, 6.250%, 10/01/21
                     (Pre-refunded to 10/01/02)                                               Aaa     10/02 at 102      1,101,900
 1,145,000          Florida Municipal Power Agency, Stanton II Project Revenue
                     Bonds, Series 1992, 6.000%, 10/01/27
                     (Pre-refunded to 10/01/02)                                               Aaa     10/02 at 102      1,245,176
 1,650,000          State of Florida Department of Transportation, Turnpike
                     Revenue Bonds, Series 1992A, 6.350%, 7/01/22
                     (Pre-refunded to 7/01/02)                                                Aaa      7/02 at 101      1,809,275
 1,160,000          State of Florida, Faith and Credit, State Board of Education,
                     Public Education Capital Outlay Bonds, Series 1986-C,
                     7.100%, 6/01/07                                                          Aaa     No Opt. Call      1,207,618
   300,000          State of Florida, Full Faith and Credit, Pollution Control Bonds,
                     Series Y, Division of Bond Finance of the Department of
                     General Services, 6.600%, 7/01/17                                         Aa      7/02 at 101        321,849
 2,680,000          State of Florida, Full Faith and Credit State Board of Education,
                     Public Education Capital Outlay Bonds, Series 1989-A
                     (Refunding Bonds), 7.250%, 6/01/23                                        Aa      6/00 at 102      2,946,392
   460,000          State of Florida, Full Faith and Credit, State Board of Education,
                     Public Education Capital Outlay Bonds, Series 1989-A
                     (Refunding Bonds), 7.250%, 6/01/23
                     (Pre-refunded to 6/01/00)                                                Aaa      6/00 at 102        512,408
 2,250,000          State of Florida, Full Faith and Credit, State Board of Education,
                     Public Education Capital Outlay Bonds, 1994 Series B,
                     5.875%, 6/01/20                                                           Aa      6/05 at 101      2,254,793
   300,000          Brevard County Educational Facilities Authority (Florida),
                     Educational Facilities Refunding And Improvement Revenue
                     Bonds, Series 1992, 6.875%, 11/01/22                                     BBB     11/02 at 102        308,694
   600,000          Housing Finance Authority of Broward County, Florida,
                     Multifamily Housing Revenue Refunding Bonds, (Lakeside
                     Apartments Project), Series 1995, 7.000%, 2/01/25                        AAA      2/05 at 102        637,596
   190,000          City of Cape Coral Health Facilities Authority, Hospital
                     Refunding and Improvement Revenue Bonds, Series A, (The
                     Cape Coral Medical Center, Inc. Project), 8.125%, 11/01/08               Aaa     No Opt. Call        208,873
 1,000,000          Charlotte County, Florida, Utility System Refunding
                     Revenue Bonds, Series 1996A, 6.200%, 10/01/23 (WI)                       Aaa     10/97 at 100      1,004,410

PORTFOLIO OF INVESTMENTS
(Unaudited)

FLORIDA--CONTINUED

------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        RAT-            OPT. CALL        MARKET
AMOUNT        DESCRIPTION                                                        INGS**        PROVISIONS*         VALUE
------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Dade County, Florida, Aviation Facilities Revenue Bonds,
                1992 Series B, 6.550%, 10/01/13 (Alternative Minimum Tax)           Aaa       10/02 at 102   $ 1,067,900
    115,000   Housing Finance Authority of Dade County (Florida), Single
                Family Mortgage Revenue Bonds, Series B, 7.250%, 9/01/23
                (Alternative Minimum Tax)                                           Aaa        3/01 at 102       119,614
  2,480,000   Dade County, Florida, Public Facilities Revenue Refunding Bonds
                (Jackson Memorial Hospital), Series 1993A, 4.875%, 6/01/15          Aaa        6/03 at 102     2,191,799
    465,000   Dade County, Florida, Special Housing Revenue Bonds
                (City of Miami Developments--Indenture VIII),
                Series A, 12.000%, 7/01/12                                            A        1/97 at 102       477,197
    255,000   Dade County, Florida, Special Obligation Bonds,
               (Courthouse Center Project), Series 1994, 6.300%, 4/01/14              A        4/04 at 102       268,064
    250,000   Dade County Health Facilities Authority, Hospital Revenue
                Refunding Bonds, Series 1989, (South Miami Hospital Project),
                7.000%, 10/01/18 (Pre-refunded to 10/01/99)                         Aaa       10/99 at 102       274,253
    300,000   Dade County Health Facilities Authority, Hospital Revenue
                Refunding Bonds, Series 1992, (North Shore Medical Center
                Project), 6.500%, 8/15/15                                           Aaa        8/02 at 102       317,973
  1,000,000   Town of Davie, Florida, Water and Sewer Improvement and Refunding,
                Revenue Bonds, Series 1992, 6.250%, 10/01/17                        Aaa       10/02 at 102     1,036,410
    600,000   The City of Daytona Beach, Florida, Water and Sewer Revenue Bonds,
                Series 1992, 6.000%, 11/15/14                                       Aaa       11/02 at 102       613,884
  1,600,000   City of Dunedin (Florida), Hospital Revenue Refunding Bonds,
                Series 1993, (Mease Health Care), 5.375%, 11/15/13                  Aaa       11/03 at 101     1,553,408
    325,000   Escambia County Housing Finance Authority (Florida), Single
                Family Mortgage Revenue Bonds, Series 1992A, (Multi-County
                Program), 6.900%, 4/01/20 (Alternative Minimum Tax)                 Aaa       10/02 at 102       336,476
  2,000,000   Escambia County Housing Finance Authority (Florida), Single Family
                Mortgage Revenue Bonds, (Multi-County Program), Series
                1995, 6.950%, 10/01/27 (Alternative Minimum Tax)                    Aaa        4/05 at 102     2,054,300
    500,000   Certificates of Participation, Series 1992, The School Board of
                Escambia County, Florida, 6.375%, 2/01/12                           Aaa        2/02 at 100       522,810
    500,000   City of Gainesville, Florida, Utilities System Revenue Bonds,
                1992 Series A, 6.500%, 10/01/22                                      Aa       10/02 at 102       556,165
  1,000,000   Hillsborough County Aviation Authority, Florida, Tampa
                International Airport Revenue Bonds, Series 1996B, 5.875%,
                10/01/23                                                            Aaa       10/06 at 102     1,004,220
  1,200,000   Hillsborough County Industrial Development Authority, Pollution
                Control Revenue Refunding Bonds (Tampa Electric Company
                Project) Series 1992, 8.000%, 5/01/22                               Aa2        5/02 at 103     1,388,544
    250,000   Hillsborough County, Florida, Capital Improvement, Non-Ad Valorem
                Revenue Bonds, (Museum of Science and Industry Project),
                Series 1992, 6.400%, 1/01/12 (Pre-refunded to 1/01/00)                A        1/00 at 102       269,625
------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                     RAT-             OPT. CALL                MARKET
AMOUNT         DESCRIPTION                                                    INGS**           PROVISIONS*               VALUE
------------------------------------------------------------------------------------------------------------------------------

$  250,000     City of Hollywood, Florida, Water and Sewer
                 Revenue Bonds, Series 1991, 6.875%, 10/01/21
                 (Pre-refunded to 10/01/01)                                    Aaa             10/01 at 102         $  280,500
   470,000     Jacksonville Electric Authority, (Jacksonville,
                 Florida), Electric System Revenue Bonds, Series
                 Two 1987A-1, 7.500%, 10/01/02                                 Aa1         10/97 at 101 1/2            491,512
   500,000     Jacksonville Electric Authority, (Jacksonville,
                 Florida), St. Johns River Power Park System
                 Refunding Revenue Bonds, Issue Two, Series Seven,
                 5.500%, 10/01/14                                              Aa1             10/02 at 101            487,355
   250,000     City of Jacksonville, Florida, Excise Taxes Revenue
                 Refunding Bonds, Series 1992, 6.500%, 10/01/13                Aaa             10/02 at 102            267,633
   605,000     Jacksonville Health Facilities Authority, Health
                 Facilities Revenue Refunding Bonds, Daughters of
                 Charity National Health System, Inc, St. Vincent's
                 Medical Center Issue, Series 1990, 7.500%, 11/01/15
                 (Pre-refunded to 11/01/00)                                    Aaa             11/00 at 102            684,830
 1,750,000     Jacksonville Health Facilities Authority, Hospital
                 Revenue Bonds, (New Children's Hospital at Baptist
                 Medical Center Project), Series 1991, 7.000%,
                 6/01/21                                                       Aaa              6/01 at 102          1,917,720
   375,000     City of Jacksonville, Florida, Water and Sewer
                 Development Revenue Bonds, Series 1992, (Jacksonville
                 Suburban Utilities Corporation Project), 6.750%,
                 6/01/22 (Alternative Minimum Tax)                               A              6/02 at 102            394,223
   250,000     Town of Jupiter, Florida, Water Revenue Bonds,
                 Series 1992B, 6.250%, 10/01/18                                Aaa             10/01 at 102            258,195
 1,300,000     Kissimmee Utility Authority (Florida), Electric System
                 Improvement and Refunding Revenue Bonds, Series
                 1993, 5.375%, 10/01/12                                        Aaa             10/03 at 102          1,273,103
   845,000     Housing Finance Authority of Manatee County, Florida,
                 Single Family Mortgage Revenue Bonds, Series 1994-Sub
                 Series 3, 7.600%, 11/01/26 (Alternative Minimum Tax)          Aaa             11/05 at 105            924,531
 2,550,000     City of Miami Beach, Florida, Water and Sewer Revenue
                 Bonds, Series 1995, 5.375%, 9/01/15                           Aaa              9/05 at 102          2,467,176
   250,000     North Broward Hospital District (Florida), Hospital
                 Revenue Refunding Bonds, Series 1992A, 6.250%,
                 1/01/12                                                       Aaa              1/02 at 102            261,203
 1,500,000     Orange County, Florida, Sales Tax Revenue Bonds,
                 Series 1993B, 5.375%, 1/01/24                                 Aaa              1/03 at 102          1,419,810
   145,000     Orange County, Florida, Sales Tax Revenue Bonds,
                 Series 1989, 6.125%, 1/01/19                                  Aaa             No Opt. Call            155,324
   500,000     Orange County, Florida, Water Utilities System Revenue
                 Bonds, Series 1992, 6.250%, 10/01/17                          Aaa              4/02 at 102            517,310
 1,000,000     Orange County Housing Finance Authority, Multifamily
                 Housing Revenue Bonds, (Ashley Point Apartments
                 Project), 1994 Series A, 7.100%, 10/01/24 (Alternative
                 Minimum Tax)                                                 BBB+             10/01 at 101          1,024,870
 1,250,000     Orlando (Florida) Utilities Commission, Water and
                 Electric Subordinated Revenue Bonds, Series 1992A,
                 6.000%, 10/01/20                                               Aa             10/02 at 102          1,261,513
------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

FLORIDA--CONTINUED

-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        RAT-               OPT. CALL            MARKET
AMOUNT        DESCRIPTION                                                        INGS**           PROVISIONS*             VALUE
-------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   State of Florida, Orlando-Orange County Expressway Authority,
                Senior Lien Revenue Refunding Bonds, Series of 1993,
                5.500%, 7/01/18                                                     Aaa           7/03 at 102       $   980,610
  1,000,000   State of Florida, Orlando-Orange County Expressway Authority,
                Junior Lien Revenue Refunding Bonds, Series of 1993A,
                5.125%, 7/01/20                                                     Aaa           7/03 at 102           917,450
              Palm Beach County, Florida, Criminal Justice Facilities, Revenue
                Refunding Bonds, Series 1993:
  1,000,000     5.300%, 6/01/05                                                     Aaa          No Opt. Call         1,025,090
  1,000,000     5.375%, 6/01/10                                                     Aaa          No Opt. Call         1,001,860
  2,000,000   City of Pensacola Health Facilities Authority, Health Facilities
                Revenue Bonds, (Daughters of Charity National Health
                System-Sacred Heart Hospital of Pensacola), Series 1993,
                5.250%, 1/01/11                                                      Aa           1/03 at 102         1,913,180
  2,000,000   Pinellas County (Florida), Health Facilities Authority, Hospital
                Revenue Bonds, Series 1993 (Morton Plant Health System
                Project), 5.500%, 11/15/18                                          Aaa          11/03 at 102         1,926,500
    565,000   St. Lucie County, Florida, Solid Waste System Revenue Bonds,
                Series 1990, 6.000%, 9/01/15 (Pre-refunded to 9/01/99)              Aaa           9/99 at 100           593,182
    630,000   City of St. Petersburg Health Facilities Authority (Florida),
                Revenue Bonds, Series 1985A (Allegany Health System Loan
                Program), 7.000%, 12/01/15                                          Aaa          12/01 at 102           694,701
  1,000,000   City of Sarasota, Florida, Water and Sewer System Revenue
                Bonds, Series 1988-A  7.625%, 10/01/08
                (Pre-refunded to 10/01/96)                                          Aaa          10/96 at 102         1,026,160
    165,000   City of Tampa, Florida, Water and Sewer Systems Revenue
                Bonds, Series 1992, 6.000%, 10/01/17                                Aaa          10/02 at 101           167,370
    335,000   City of Tampa, Florida, Water and Sewer Systems Revenue
                Bonds, Series 1992, 6.000%, 10/01/17
                (Pre-refunded to 10/01/02)                                          Aaa          10/02 at 101           361,783
  1,000,000   Turtle Run Community Development District, (Coral Springs,
                Florida), Water Management Benefit Tax Refunding Bonds,
                Series 1993, 6.400%, 5/01/11                                         A1           5/03 at 100         1,045,770
  2,500,000   Commonwealth of Puerto Rico, Public Improvement Bonds of
                1996, (General Obligation Bonds), 5.400%, 7/01/25                     A       7/06 at 101 1/2         2,312,800
-------------------------------------------------------------------------------------------------------------------------------
$60,250,000   Total Investments -- (cost $59,719,592) -- 98.5%                                                       61,600,722
==============-----------------------------------------------------------------------------------------------------------------
              TEMPORARY INVESTMENTS IN SHORT-TERM
              MUNICIPAL SECURITIES -- 1.9%
$ 1,200,000   Jacksonville Health Facilities Authority, Hospital Revenue
==============
                Bonds, (Baptist Medical Center Project), Series 1993, Variable
                Rate Demand Bonds, 3.650%, 6/01/08+                                 A-1                               1,200,000
-------------------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities -- (0.4)%                                                                  (228,063)
-------------------------------------------------------------------------------------------------------------------------------
              Net Assets -- 100%                                                                                    $62,572,659
===============================================================================================================================

                                       20

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF            MARKET           MARKET
                             STANDARD & POOR'S                  MOODY'S          SECURITIES             VALUE          PERCENT
---------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                                 AAA                      Aaa                  46       $43,878,176               71%
RATINGS**                         AA+, AA, AA-        Aa1, Aa, Aa2, Aa3                   9        11,621,303               19
PORTFOLIO OF                                A+                       A1                   1         1,045,770                2
INVESTMENTS                              A, A-                A, A2, A3                   5         3,721,909                6
(EXCLUDING                     BBB+, BBB, BBB-    Baa1, Baa, Baa2, Baa3                   2         1,333,564                2
TEMPORARY
INVESTMENTS):
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                    63       $61,600,722              100%
---------------------------------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

MARYLAND

---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     RAT-       OPT. CALL        MARKET
AMOUNT              DESCRIPTION                                                               INGS**   PROVISIONS*         VALUE
---------------------------------------------------------------------------------------------------------------------------------
$1,500,000          Washington Metropolitan Area Transit Authority (District of
                     Columbia), Gross Revenue Transit Refunding Bonds, Series
                     1993, 5.250%, 7/01/14                                                    Aaa      1/04 at 102    $1,435,305
   500,000          Community Development Administration, Department of
                     Housing and Community Development, State of Maryland,
                     Single Family Program Bonds, 1987 First Series,
                     7.000%, 4/01/14                                                           Aa      4/97 at 103       518,320
 1,440,000          Community Development Administration, Department of
                     Housing and Community Development, State of Maryland,
                     Single Family Program Bonds, 1991 Fourth Series,
                     7.450%, 4/01/32 (Alternative Minimum Tax)                                 Aa      4/01 at 102     1,504,181
                    Community Development Administration, Department of
                     Housing and Community Development, State of Maryland,
                     Multi-Family Housing Revenue Bonds (Insured Mortgage
                     Loans), 1992 Series D:
   700,000           6.700%, 5/15/27                                                           Aa      5/02 at 102       728,287
   500,000           6.750%, 5/15/33                                                           Aa      5/02 at 102       520,165
 1,855,000          Maryland Economic Development Corporation (Health and
                     Mental Hygiene Providers Facilities Acquisition Program)
                     Revenue Bonds, Series 1996A, 7.625%, 4/01/21                             N/R      4/11 at 102     1,747,169
   500,000          Maryland Health and Higher Educational Facilities Authority,
                     Revenue Bonds, Sinai Hospital of Baltimore Issue, Series 1990,
                     7.000%, 7/01/19 (Pre-refunded to 7/01/00)                                Aaa      7/00 at 102       551,380
   500,000          Maryland Health and Higher Educational Facilities Authority,
                     Revenue Bonds, Francis Scott Key Medical Center Issue, Series
                     1990, 6.750%, 7/01/23 (Pre-refunded to 7/01/00)                          Aaa      7/00 at 102       546,945
 1,005,000          Maryland Health and Higher Educational Facilities Authority,
                     Doctors' Community Hospital Issue, Series 1990, 8.750%,
                     7/01/22 (Pre-refunded to 7/01/00)                                        Aaa      7/00 at 102     1,169,890
 1,000,000          Maryland Health and Higher Educational Facilities Authority,
                     Refunding Revenue Bonds, Francis Scott Key Medical Center
                     Issue, Series 1993, 5.000%, 7/01/13                                      Aaa      7/03 at 102       928,190
 1,000,000          Maryland Health and Higher Educational Facilities Authority,
                     Project and Refunding Revenue Bonds, Doctors Community
                     Hospital Issue, Series 1993, 5.750%, 7/01/13                             Baa      7/03 at 102       919,810
 1,760,000          Maryland Stadium Authority, Convention Center Expansion
                     Lease Revenue Bonds, Series 1994, 5.875%, 12/15/12                       Aaa     12/04 at 102     1,797,558
                    Maryland Stadium Authority, Sports Facilities Lease Revenue
                     Bonds, Series 1989D:
   500,000           7.375%, 12/15/04 (Alternative Minimum Tax)                                Aa     12/99 at 102       549,940
   500,000           7.500%, 12/15/10 (Alternative Minimum Tax)                                Aa     12/99 at 102       547,185
 3,010,000          Maryland Transportation Authority, Special Obligation Revenue
                     Bonds, Baltimore/Washington International Airport Projects,
                     Series 1994-A (Qualified Airport Bonds), 6.400%, 7/01/19
                     (Alternative Minimum Tax)                                                 Aa      7/04 at 102     3,092,926
---------------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     RAT-       OPT. CALL        MARKET
AMOUNT              DESCRIPTION                                                               INGS**   PROVISIONS*         VALUE
--------------------------------------------------------------------------------------------------------------------------------
 $1,000,000         Maryland Transportation Authority, Transportation Facilities
                     Projects, Revenue Bonds, Series 1992, 5.750%, 7/01/15                       A1    7/02 at 100    $1,000,690
  2,000,000         State of Maryland, General Obligation Bonds, State and Local
                     Facilities Loan of 1993, Third Series (Capital Improvement
                     and Refunding Bonds), 4.600%, 7/15/06                                      Aaa    7/03 at 101     1,912,860
  2,000,000         Baltimore County, Maryland, General Obligation Bonds,
                     Baltimore County Pension Funding Bonds, 1991 Refunding
                     Series, 6.700%, 7/01/11                                                    Aaa    7/98 at 102     2,114,860
    600,000         City of Baltimore, Maryland (Mayor and City Council of
                     Baltimore), General Obligation Consolidated Public
                     Improvement Refunding Bonds of 1992--Series A,
                     6.500%, 10/15/12 (Pre-refunded to 10/15/02)                                Aaa   10/02 at 100       657,330
  2,295,000         Mayor and City Council of Baltimore (City of Baltimore,
                     Maryland), General Obligation Consolidated Public
                     Improvement Refunding Bonds of 1995--Series A,
                     7.375%, 10/15/03                                                           Aaa   No Opt. Call     2,645,883
  1,000,000         Baltimore City, Maryland, Mortgage Revenue Refunding Bonds,
                     Series 1992 (Gnma Collateralized-Tindeco Wharf Apartments
                     Project), 6.700%, 12/20/28                                                 AAA   12/02 at 102     1,038,180
  1,500,000         Mayor and City Council of Baltimore (Maryland), Port Facilities
                     Revenue Bonds (Consolidation Coal Sales Company Project),
                     1984B, 6.500%, 10/01/11                                                    AA-    4/02 at 103     1,628,160
  1,500,000         City of Baltimore, Maryland (Mayor and City Council of
                     Baltimore), Project and Refunding Revenue Bonds (Water
                     Projects), Series 1996-A, 5.500%, 7/01/26                                  Aaa    7/06 at 101     1,445,625
    625,000         Mayor and City Council of Baltimore (Maryland), Project and
                     Refunding Revenue Bonds (Water Projects), Series 1990-A,
                     6.500%, 7/01/20 (Pre-refunded to 7/01/00)                                  Aaa    7/00 at 100       669,050
  2,165,000         City of Gaithersburg, Maryland, Nursing Home Revenue
                     Refunding Bonds, (Shady Grove Adventist Nursing and
                     Rehabilitation Center Project), Series 1992A, 6.500%, 9/01/12              Aaa   No Opt. Call     2,368,467
  1,000,000         Howard County, Maryland, Mortgage Revenue Refunding
                     Bonds, Series 1992 (Howard Hills Townhouses Project--FHA
                     Insured Mortgage Loan), 6.400%, 7/01/24                                    Aaa    7/02 at 102     1,026,500
  2,000,000         Howard County, Maryland, Multifamily Housing Revenue
                     Refunding Bonds, Series 1994, (Chase Glen Project), 7.000%,
                     7/01/24 (Mandatory put 7/01/04)                                            N/R    7/02 at 104     2,128,320
    700,000         The Maryland National Capital Park and Planning Commission,
                     Maryland, (Prince George's County, Maryland), General
                     Obligation Bonds, Prince George's County Park Acquisition
                     and Development Bonds, Series L-2, 6.125%, 7/01/02
                     (Pre-refunded to 7/01/02)                                                   Aa    7/02 at 102       761,040
  1,000,000         Housing Opportunities Commission of Montgomery County,
                     (Montgomery County, Maryland), Multifamily Housing
                     Revenue Bonds, 1995 Series A, 6.000%, 7/01/20                               Aa    7/05 at 102       996,160
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

MARYLAND--CONTINUED

----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                     RAT-         OPT. CALL            MARKET
AMOUNT       DESCRIPTION                                                      INGS**      PROVISIONS*            VALUE
----------------------------------------------------------------------------------------------------------------------
$   450,000  Housing Opportunities Commission of Montgomery County,
               (Montgomery County, Maryland), Single Family Mortgage
               Revenue Bonds, 1986 Series C, 7.250%, 7/01/13                    Aa          7/99 at 100    $   464,184
  1,615,000  Housing Opportunities Commission of Montgomery County,
               (Montgomery County, Maryland), Single Family Mortgage
               Revenue Bonds, 1994 Series A, 6.600%, 7/01/14                    Aa          7/04 at 102      1,673,108
  1,000,000  Montgomery County, Maryland, Solid Waste System Revenue
               Bonds, (1993 Series A), 5.875%, 6/01/13 (Alternative
               Minimum Tax)                                                    Aaa          6/03 at 102      1,009,160
  1,500,000  Morgan State University, Maryland, Academic Fees and
               Auxiliary Facilities Fees, Revenue Refunding Bonds,
               1993 Series, 6.100%, 7/01/20                                    Aaa         No Opt. Call      1,580,760
  1,000,000  Northeast Maryland Waste Disposal Authority, Resource
               Recovery Revenue Refunding Bonds, (Southwest Resource
               Recovery Facility), Series 1992, 6.900%, 1/01/00                Aaa         No Opt. Call      1,067,990
    600,000  Prince George's County, Maryland, Hospital Revenue Bonds,
                 Dimensions Health Corporation, Series 1992, 6.700%, 7/01/97     A         No Opt. Call        614,580
  1,550,000  Housing Authority of Prince George's County, Maryland,
               Mortgage Revenue Refunding Bonds, Series 1992A (New
               Keystone Apartments Project-FHA Insured Mortgage Loan),
               6.800%, 7/01/25                                                 Aaa          1/02 at 102      1,616,480
  1,500,000  Prince George's County, Maryland, Pollution Control Revenue
               Refunding Bonds (Potomac Electric Project), 1993 Series,
               6.375%, 1/15/23                                                  A+          1/03 at 102      1,564,275
  1,000,000  University of Maryland System, Auxiliary Facility and Tuition
               Revenue Bonds, 1993 Refunding Series C, 5.000%, 10/01/11        AA+         10/03 at 101        955,380
  1,170,000  Washington Suburban Sanitary District, Maryland,
               (Montgomery and Prince George's Counties, Maryland),
               General Construction Bonds of 1991 (Second Series),
               8.000%, 1/01/02                                                 Aa1         No Opt. Call      1,352,380
    500,000  Commonwealth of Puerto Rico, Public Improvement Bonds of
               1992 (General Obligation Bonds), 6.600%, 7/01/13
               (Pre-refunded to 7/01/02)                                       Aaa      7/02 at 101 1/2        556,910
  1,750,000  Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds,
               Series 1988A, 7.875%, 7/01/17 (Pre-refunded to 7/01/98)         AAA          7/98 at 102      1,908,148
  2,000,000  Puerto Rico Highway and Transportation Authority, Highway
               Revenue Bonds, (Series X), 5.250%, 07/01/14                      A-      7/03 at 101 1/2      1,810,780
    185,000  Puerto Rico Electric Power Authority, Power Revenue
               Refunding Bonds, Series 1989-N, 7.125%, 7/01/14                  A-      7/99 at 101 1/2        199,638
    315,000  Puerto Rico Electric Power Authority, Power Revenue
               Refunding Bonds, Series 1989-0, 7.125%, 7/01/14
               (Pre-refunded to 7/01/99)                                       AAA      7/99 at 101 1/2        344,442
----------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                              RAT-           OPT. CALL             MARKET
AMOUNT              DESCRIPTION                                                        INGS**       PROVISIONS*              VALUE
----------------------------------------------------------------------------------------------------------------------------------

$  1,000,000        Puerto Rico Industrial, Tourist, Educational, Medical and
                      Environmental Control Facilities Financing Authority,
                      Hospital Revenue Bonds, 1995 Series A, (Hospital Auxilio
                      Mutuo Obligated Group Project), 6.250%, 7/01/16                  Aaa          1/05 at 102       $  1,043,900
----------------------------------------------------------------------------------------------------------------------------------
$ 52,790,000        Total Investments -- (cost $53,138,209) -- 98.1%                                                    54,712,491
================------------------------------------------------------------------------------------------------------------------
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES -- 1.3%
$    700,000        Maryland Health and Higher Educational Facilities Authority,
================      Kaiser Permanente Revenue Bonds, 1995 Series A, Variable
                      Rate Demand Bonds, 3.500%,  7/01/15+                             VMIG-1                              700,000
----------------------------------------------------------------------------------------------------------------------------------
                    Other Assets Less Liabilities -- 0.6%                                                                  364,906
----------------------------------------------------------------------------------------------------------------------------------
                    Net Assets -- 100%                                                                                $ 55,777,397
==================================================================================================================================


--------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF              MARKET          MARKET
                         STANDARD & POOR'S                      MOODY'S     SECURITIES               VALUE         PERCENT
--------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                            AAA                           Aaa             24         $32,528,739             59%
RATINGS**                    AA+, AA, AA-             Aa1, Aa, Aa2, Aa3             13          12,198,490             22
PORTFOLIO OF                           A+                            A1              2           2,564,965              5
INVESTMENTS                         A, A-                     A, A2, A3              3           2,624,998              5
(EXCLUDING                BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3              1             919,810              2
TEMPORARY                       Non-rated                     Non-rated              2           3,875,489              7
INVESTMENTS):
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                               45         $54,712,491            100%
--------------------------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

MICHIGAN

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                            RAT-         OPT. CALL          MARKET
AMOUNT          DESCRIPTION                                                          INGS**     PROVISIONS*           VALUE
---------------------------------------------------------------------------------------------------------------------------
$ 1,145,000     Board of Trustees of Michigan State University, General Revenue
                 Bonds, Series 1992 A,  6.250%, 8/15/15                              AA-        8/02 at 101     $ 1,171,427
                Michigan Municipal Bond Authority, State Revolving Fund
                 Reserve Bond, Series 1992A:
  1,000,000      4.750%, 12/01/09                                                    Aaa       12/01 at 100         923,030
    555,000      6.600%, 10/01/18                                                     Aa       10/02 at 102         585,902
    950,000     Michigan Municipal Bond Authority, State Revolving Fund
                 Revenue Bonds, Series 1994, 7.000%, 10/01/04                         Aa       No Opt. Call       1,073,652
  1,000,000     Michigan Public Power Agency, Belle River Project Refunding
                 Revenue Bonds, 1993 Series A, 5.250%, 1/01/18                        AA-       1/03 at 102         918,650
                Michigan State Hospital Finance Authority, Hospital Revenue
                 and Refunding Bonds, (The Detroit Medical Center Obligated
                 Group), Series 1988B:
    460,000     8.125%, 8/15/08 (Pre-refunded to 8/15/98)                             Aaa       8/98 at 102         502,798
     40,000     8.125%, 8/15/08                                                         A       8/98 at 102          43,056
  1,000,000     Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds, (Daughters of Charity National Health System-
                Providence Hospital), Series 1991, 7.000%, 11/01/21                    Aa      11/01 at 102       1,076,110
    500,000     Michigan State Hospital Finance Authority, Hospital Revenue
                 Bonds, (Mid-Michigan Obligated Group), Series  1992,
                 6.900%, 12/01/24                                                       A      12/02 at 102         523,615
    860,000     Michigan State Hospital Finance Authority, Hospital Revenue
                 and Refunding Bonds (The Detroit Medical Center Obligated
                 Group) Series 1993B, 5.000%, 8/15/02                                   A      No Opt. Call         857,325
  1,000,000     Michigan State Hospital Finance Authority, Hospital Revenue
                 and Refunding Bonds, (Otsego Memorial Hospital Gaylord,
                 Michigan), Series 1995, 6.125%, 1/01/15                               AA       1/05 at 102       1,017,650
  1,190,000     Michigan State Housing Development Authority, Limited
                 Obligation Multi-Family Revenue Refunding Bonds, Series
                 1995A, (GNMA Collateralized Program-Parc Pointe
                 Apartments), 6.500%, 10/01/15                                        Aaa      10/05 at 102       1,237,207
  1,000,000     Michigan State Housing Development Authority, Single Family
                 Mortgage Revenue Bonds, 1995 Series A, 6.800%, 12/01/16              AA+       6/05 at 102       1,039,510
  1,740,000     Michigan State Housing Finance Authority, Hospital Revenue
                 and Refunding Bonds, (Daughters of Charity National Health
                 System-St. Mary's Medical Center of Saginaw, Inc.) Series
                 1995, 5.500%, 11/01/05                                                Aa      No Opt. Call       1,777,793
                Michigan State Housing Development Authority, Rental
                 Housing Revenue Bonds, 1992 Series A:
    500,000      6.400%, 4/01/05                                                       A+      10/02 at 102         524,215
    500,000      6.650%, 4/01/23                                                       A+      10/02 at 102         514,840
  1,000,000     Michigan State Housing Development Authority, Rental
                 Housing Revenue Bonds, 1994 Series B, 5.700%, 4/01/12                 A+       4/04 at 102         972,670
  1,055,000     Michigan Strategic Fund, Limited Obligation Revenue Bonds,
                 (WMX Technologies, Inc. Project), Series 1993, 6.000%,
                 12/01/13 (Alternative Minimum Tax)                                    A1      12/03 at 102       1,060,834
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                    RAT-                   OPT. CALL                 MARKET
AMOUNT             DESCRIPTION                                               INGS**               PROVISIONS*                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000         State Building Authority, State of Michigan,
                    1991 Revenue Bonds, Series II, 6.250%,
                    10/01/20                                                  AA-               10/01 at 102              $1,011,680
   400,000         County of Bay, Michigan, Bay County West
                    Side Regional Sewage Disposal System
                    Bonds, 6.400%, 5/01/02                                      A               11/96 at 102                 408,000
   250,000         Capital Region Airport Authority, (Lansing,
                    Michigan), Airport Revenue Bonds, Series
                    1992, 6.700%, 7/01/21 (Alternative Minimum
                    Tax)                                                      Aaa                7/02 at 102                 265,653
 1,000,000         School District of the City of Dearborn,
                    County of Wayne, State of Michigan, 1992
                    School Building and Site Bonds, (General
                    Obligation Unlimited Tax), 6.000%, 5/01/14                 AA                5/01 at 102               1,014,420
 1,500,000         City of Detroit, Michigan, Convention Facility
                    Limited Tax Revenue Refunding Bonds, (Cobo
                    Hall Expansion Project), Series 1993, 5.250%,
                    9/30/12                                                   Aaa                9/03 at 102               1,424,640
 1,000,000         City of Detroit, Michigan, Water Supply System
                    Revenue and Revenue Refunding Bonds, Series
                    1993, 4.750%, 7/01/19                                     Aaa                7/04 at 102                 855,900
 1,000,000         Dexter Community Schools, Counties of Washtenaw
                    and Livingston, State of Michigan, 1993 School
                    Building and Site and Refunding Bonds, (General
                    Obligation Unlimited Tax), 5.000%, 5/01/17                 AA                5/03 at 102                 895,760
   445,000         Grand Rapids Housing Corporation, Multi-Family
                    Revenue Refunding Bonds, Series 1992 (FHA
                    Insured Mortgage Loan-Section 8 Assisted
                    Elderly Project), 7.375%, 7/15/41                         AAA                1/04 at 104                 483,337
   500,000         County of Grand Traverse (Michigan), Hospital
                    Finance Authority, Hospital Revenue Refunding
                    Bonds (Munson Healthcare Obligated Group),
                    Series 1992A, 6.250%, 7/01/22                             Aaa                7/02 at 102                 510,435
   950,000         Huron Valley School District, Counties of
                    Oakland and Livingston, State of Michigan,
                    1996 Refunding Bonds (General Obligation
                    -Unlimited Tax), 5.750%, 5/01/22 (WI)                     Aaa                5/07 at 100                 946,742
 1,000,000         Lake Orion Community School District,County
                    of Oakland, State of Michigan, 1995
                    Refunding Bonds, (General Obligation
                    -Unlimited Tax), 5.500%, 5/01/20                          Aaa                5/05 at 101                 964,600
 1,250,000         City of Lansing, Sewage Disposal System
                    Revenue and Revenue Refunding Bonds, 1994
                    Series, 5.850%, 5/01/14                                   Aaa                5/04 at 102               1,255,125
 1,000,000         County of Monroe, Michigan, Pollution Control
                    Revenue Bonds, (The Detroit Edison Company
                    Project), Series A-1994, 6.350%, 12/01/04
                    (Alternative Minimum Tax)                                 Aaa               No Opt. Call               1,088,870
                   City of Muskegon, County of Muskegon, State of
                    Michigan, Water Supply System Revenue Bonds,
                    Series 1993:
   450,000          4.500%, 5/01/12                                          Baa1                5/01 at 101                 375,534
   450,000          4.500%, 5/01/13                                          Baa1                5/01 at 101                 372,794
   180,000         Saginaw-Midland Municipal Water Supply
                    Corporation, State of Michigan, Water Supply
                    Revenue Bonds (Limited Tax General Obligation),
                    Series 1992, 6.875%, 9/01/16                                A                9/04 at 102                 196,864
   200,000         Hospital Finance Authority of the City of
                    St. Joseph, Michigan, Hospital Revenue
                    Refunding and Improvement Bonds, (Mercy
                    Memorial Medical Center, Inc.), Series 1986A,
                    7.300%, 10/01/00 (Pre-refunded to 10/01/96)               AAA               10/96 at 102                 205,174
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

MICHIGAN--CONTINUED

---------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                              RAT-            OPT. CALL         MARKET
AMOUNT           DESCRIPTION                                           INGS**         PROVISIONS*        VALUE
---------------------------------------------------------------------------------------------------------------------
$1,000,000       Regents of the University of Michigan, Hospital
                  Revenue Bonds, Series 1990, 6.375%, 12/01/24             Aa         12/00 at 100       $ 1,017,260
   250,000       The Economic Development Corporation of the City
                  of Warren, Nursing Home Revenue Refunding Bonds,
                  (GNMA Mortgage-Backed Security-Autumn Woods
                  Project), Series 1992, 6.900%, 12/20/22                 Aaa          3/02 at 101           261,175
 1,000,000       Charter County of Wayne, Michigan, Airport Revenue
                  Refunding Bonds (Detroit Metropolitan Wayne County
                  Airport), Subordinate Lien, Series 1993C, 5.250%,
                  12/01/13                                                Aaa         12/03 at 102           946,560
 1,000,000       Western Townships Utilities Authority, Sewage
                  Disposal System Refunding Bonds, Series
                  1991, 6.500%, 1/01/10                                   AAA          1/02 at 100         1,059,420
   500,000       Puerto Rico Aqueduct and Sewer Authority,
                  Revenue Bonds, Series 1988A, 7.875%,
                  7/01/17 (Pre-refunded to 7/01/98)                       AAA          7/98 at 102           545,185
   250,000       Puerto Rico Public Buildings Authority, Public
                  Education and Health Facilities Bonds,
                  Series L, 6.875%, 7/01/21 (Pre-refunded to
                  7/01/02)                                                Aaa      7/02 at 101 1/2           281,812
---------------------------------------------------------------------------------------------------------------------
$32,070,000      Total Investments -- (cost $31,212,932) -- 98.3%                                         32,207,224
================-----------------------------------------------------------------------------------------------------
                 TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL SECURITIES -- 2.1%
$   700,000       Regents of the University of Michigan, Hospital
================  Revenue Bonds, Series 1995A, (Adjustable Rate
                  Demand), Variable Rate Demand Bonds, 3.750%,
                  12/01/27+                                            VMIG-1                                700,000
---------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities -- (0.4%)                                                    (154,672)
---------------------------------------------------------------------------------------------------------------------
                 Net Assets -- 100%                                                                      $32,752,552
=====================================================================================================================

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

-----------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF           MARKET          MARKET
                 STANDARD & POOR'S                  MOODY'S      SECURITIES           VALUE         PERCENT
-----------------------------------------------------------------------------------------------------------
SUMMARY OF                    AAA                      Aaa             18         $13,757,663           43%
RATINGS**           AA+, AA, AA--        Aa1, Aa, Aa2, Aa3             12          12,599,814           39
PORTFOLIO OF                   A+                       A1              4           3,072,559           10
INVESTMENTS                A, A--                A, A2, A3              5           2,028,860            6
(EXCLUDING       BBB+, BBB, BBB--    Baa1, Baa, Baa2, Baa3              2             748,328            2
TEMPORARY
INVESTMENTS):
-----------------------------------------------------------------------------------------------------------
TOTAL                                                                  41         $32,207,224          100%
-----------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NEW JERSEY

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                  RAT-          OPT. CALL           MARKET
AMOUNT                       DESCRIPTION                                                   INGS**      PROVISIONS*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  $1,415,000                 The Delaware River and Bay Authority, Revenue Bonds, Series
                              1993, 5.000%, 1/01/17                                          Aaa       1/04 at 102       $1,292,334
   1,000,000                 New Jersey Economic Development Authority, Gas Facilities
                              Revenue Bonds, 1991 Series A, (Elizabethtown Gas Company
                              Project), 6.750%, 10/01/21 (Alternative Minimum Tax)            A3      10/96 at 102        1,022,300
     200,000                 New Jersey Economic Development Authority, Lease Rental
                              Bonds, 1992 Series, (Liberty State Park Project), 6.800%,
                              3/15/22 (Pre-refunded to 3/15/02)                               A1       3/02 at 102          222,922
   1,000,000                 New Jersey Economic Development Authority, Economic
                              Development Bonds, (Yeshiva K'Tana of Passaic-1992 Project),
                              8.000%, 9/15/18                                                N/R      No Opt. Call        1,148,500
   2,965,000                 New Jersey Economic Development Authority, Economic
                              Development Bonds, (Bridgewater Resources Inc. Project),
                              1994 Series A, 8.375%, 11/01/04 (Alternative Minimum Tax)      N/R      No Opt. Call        3,082,770
     250,000                 New Jersey Economic Development Authority, Solid Waste
                              Disposal Facility Revenue Bonds, (Garden State Paper
                              Company, Inc. Project), Series 1992, 7.125%, 4/01/22
                              (Alternative Minimum Tax)                                      Aa1       4/02 at 102          267,253
   1,285,000                 New Jersey Economic Development Authority, Economic
                              Growth Bond, Composite Issue-1992 Second Series H,
                              5.300%, 12/01/07 (Alternative Minimum Tax)                     Aa3      12/03 at 102        1,266,727
     650,000                 New Jersey Economic Development Authority, Market
                              Transition Facility Senior Lien Revenue Bonds, Series 1994A,
                              5.875%, 7/01/11                                                Aaa       7/04 at 102          663,923
     975,000                 New Jersey Educational Facilities Authority, Trenton State
                              College Issue, Revenue Bonds, Series 1976 D,
                              6.750%, 7/01/08                                                 A+       1/97 at 100          977,077
     835,000                 New Jersey Educational Facilities Authority, Princeton
                              University Revenue Bonds, 1994 Series A, 5.875%, 7/01/11       Aaa       7/04 at 100          859,148
   1,930,000                 New Jersey Health Care Facilities Financing Authority, Revenue
                              Bonds, Hackensack Hospital Issue, Series A, 8.750%, 7/01/09    Aaa      No Opt. Call        2,235,056
   2,065,000                 New Jersey Health Care Facilities Financing Authority, Revenue
                              Bonds, Series 1990-E, (Kennedy Memorial Hospital),
                              8.375%, 7/01/10                                                 A1       7/01 at 102        2,381,585
     700,000                 New Jersey Health Care Facilities Financing Authority, Revenue
                              Bonds, Community Medical Center/Kensington Manor Care
                              Center Issue, Series E, 7.000%, 7/01/20                        Aaa       7/00 at 102         757,484
     480,000                 New Jersey Health Care Facilities Financing Authority Revenue
                              Bonds, Community Memorial Hospital Association Issue,
                              Series C, 8.000%, 7/01/14                                        A       7/98 at 102         513,571
   3,000,000                 New Jersey Health Care Facilities Financing Authority, Revenue
                              Bonds, Newton Memorial Hospital Issue,
                              Series A, 7.500%, 7/01/19                                       A-       7/99 at 102       3,201,870
     400,000                 New Jersey Health Care Facilities Financing Authority,
                              Refunding Revenue Bonds, Atlantic City Medical Center
                              Issue, Series C, 6.800%, 7/01/05                                 A       7/02 at 102         432,268
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                      NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                       JULY 31, 1996

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                            RAT-       OPT. CALL         MARKET
AMOUNT             DESCRIPTION                                                       INGS**    PROVISIONS*         VALUE
----------------------------------------------------------------------------------------------------------------------------
$      800,000     New Jersey Health Care Facilities Financing Authority, Revenue
                    Bonds, Palisades Medical Center, Obligated Group Issue,
                    Series 1992, 7.500%, 7/01/06                                       Ba1     7/02 at 102    $      809,608
     1,750,000     New Jersey Housing Finance Agency, Special Pledge Revenue
                    Obligations, 1975 Series One, 9.000%, 11/01/18                      A1    11/96 at 104         1,827,123
     2,000,000     New Jersey Housing and Mortgage Finance Agency, Multi-Family
                    Housing Revenue Bonds, 1995 Series A, 6.000%, 11/01/14             Aaa     5/05 at 102         2,018,700
       700,000     New Jersey Housing and Mortgage Finance Agency, Housing
                    Revenue Bonds, 1992 Series A, 6.950%, 11/01/13                      A+     5/02 at 102           741,090
       375,000     New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                    1984 Series, 10.375%, 1/01/03                                      AAA    No Opt. Call           449,434
     1,750,000     New Jersey Turnpike Authority, Turnpike Revenue Refunding
                    Bonds, Series 1991-C, 6.500%, 1/01/08                                A    No Opt. Call         1,899,905
     1,000,000     State of New Jersey, General Obligation Bonds, Series D,
                    5.800%, 2/15/07                                                    Aa1    No Opt. Call         1,052,420
     1,000,000     Pollution Control Financing Authority of Camden County,
                    (Camden County, New Jersey), Solid Waste Disposal and
                    Resource Recovery System Revenue Bonds, Series 1991 C,
                    7.125%, 12/01/01 (Alternative Minimum Tax)                        BBB+    No Opt. Call         1,017,330
     2,645,000     Pollution Control Financing Authority of Camden County,
                    (Camden County, New Jersey), Solid Waste Disposal and
                    Resource Recovery System Revenue Bonds, Series 1991 D,
                    7.250%, 12/01/10                                                  BBB+    12/01 at 102         2,721,864
       500,000     The Essex County Improvement Authority, (Essex County,
                    New Jersey), County Guaranteed Pooled Revenue Bonds,
                    Series 1992A, 6.500%, 12/01/12                                    Baa1    12/02 at 102           518,640
       500,000     The Board of Education of The Township of Hillsborough, in
                    the County of Somerset, State of New Jersey, General
                    Obligation School Purpose Bonds, Series 1992, 5.875%,
                    8/01/11                                                             AA    No Opt. Call           519,245
       400,000     The Hudson County Improvement Authority, Multi-Family
                    Housing Revenue Bonds, Series 1992 A, (Conduit Financing-
                    Observer Park Project), 6.900%, 6/01/22 (Alternative
                    Minimum Tax)                                                       AAA     6/04 at 100           416,116
     1,605,000     The Board of Education of the Borough of Little Ferry,
                    Bergen County, New Jersey, Certificates of Participation,
                    6.300%, 1/15/08                                                    N/R    No Opt. Call         1,622,559
                   The Board of Education of the Township of Monroe, In the
                    county of Gloucester, New Jersey, School Bonds, Series 1993:
       725,000      5.200%, 8/01/11                                                    Aaa    No Opt. Call           707,680
       825,000      5.200%, 8/01/14                                                    Aaa    No Opt. Call           792,124
       500,000     North Bergen Housing Development Corporation (North Bergen,
                    New Jersey), Mortgage Revenue Bonds, Series 1978, (FHA-Insured
                    Mortgage Loan-Section 8 Assisted Project), 7.400%, 9/01/20         N/R 8/96 at 102 1/2           510,265
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NEW JERSEY--CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                               RAT-            OPT. CALL            MARKET
AMOUNT          DESCRIPTION                                                             INGS**        PROVISIONS*             VALUE
------------------------------------------------------------------------------------------------------------------------------------
$    300,000    The Township of North Bergen, (Hudson County, New Jersey), Fiscal
                  Year Adjustment General Obligation Bonds, Series 1992,
                  6.500%, 8/15/12                                                        Aaa          8/02 at 102    $      320,754
   2,350,000    The Ocean County Utilities Authority (New Jersey), Wastewater
                  Revenue Bonds, Refunding Series 1987, 5.000%, 1/01/14                  Aaa          1/97 at 100         2,153,940
   2,215,000    County of Passaic, State of New Jersey, General Obligation Refunding
                  Bonds, Series 1993, 5.125%, 9/01/12                                    Aaa         No Opt. Call         2,135,216
     270,000    The Union County Utilities Authority, (New Jersey), Solid Waste
                  System Revenue Bonds, Series D, 6.850%, 6/15/14
                  (Alternative Minimum Tax)                                              Aaa          6/02 at 102           284,726
                The Union County Utilities Authority, (New Jersey), Solid Waste
                  System Revenue Bonds, 1991 Series A:
     195,000      7.100%, 6/15/06 (Alternative Minimum Tax)                               A-          6/02 at 102           200,349
   1,100,000      7.200%, 6/15/14 (Alternative Minimum Tax)                               A-          6/02 at 102         1,110,043
     100,000    University of Medicine and Dentistry of New Jersey Bonds, Series E,
                  6.500%, 12/01/18 (Pre-refunded to 12/01/01)                             AA         12/01 at 102           110,382
     300,000    The Wanaque Borough Sewage Authority, (Passaic County, New Jersey),
                  Sewer Revenue Bonds, (Series 1992), (Bank Qualified),
                  7.000%, 12/01/21                                                      Baa1         12/02 at 102           317,703
                Delaware River Port Authority, Revenue Bonds, Series of 1995:
     550,000      5.400%, 1/01/15                                                        Aaa          1/06 at 102           532,829
   1,000,000      5.500%, 1/01/26                                                        Aaa          1/06 at 102           961,250
   1,175,000    Virgin Islands Housing Finance Authority, Single Family Mortgage
                  Revenue Refunding Bonds, (GNMA Mortgage-Backed Securities
                  Program), 1995 Series A, 6.450%, 3/01/16
                  (Alternative Minimum Tax)                                              AAA          3/05 at 102         1,192,002
   2,000,000    Commonwealth of Puerto Rico, Public Improvement Bonds of 1995
                  (General Obligation Bonds), 5.750%, 7/01/24                            Aaa      7/05 at 101 1/2         2,002,300
   1,000,000    Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds, Series
                  1988A, 7.875%, 7/01/17 (Pre-refunded to 7/01/98)                       AAA          7/98 at 102         1,090,369
      60,000    Puerto Rico Highway and Transportation Authority, Highway Revenue
                  Bonds, (Series T), 6.625%, 7/01/18 (Pre-refunded to 7/01/02)             A      7/02 at 101 1/2            66,899
                Puerto Rico Electric Power Authority, Power Revenue Bonds, Series P:
     790,000      7.000%, 7/01/07                                                         A-         No Opt. Call           896,333
   1,875,000      7.000%, 7/01/21 (Pre-refunded to 7/01/01)                              Aaa          7/01 at 102         2,107,518
   1,500,000    Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
                  Series Z, 5.250%, 7/01/21                                               A-          7/05 at 100         1,361,685
   1,000,000    Puerto Rico Industrial, Tourist, Educational, Medical and
                  Environmental Control Facilities Financing Authority, Hospital
                  Revenue Bonds, 1995 Series A, (Hospital Auxilio Mutuo Obligated
                  Group Project), 6.250%, 7/01/16                                        Aaa          1/05 at 102         1,043,900
------------------------------------------------------------------------------------------------------------------------------------
$ 54,005,000    Total Investments -- (Cost $54,837,515) -- 95.8%                                                         55,837,089
==============----------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        RAT-           OPT. CALL        MARKET
AMOUNT        DESCRIPTION                                                        INGS**       PROVISIONS*         VALUE
-----------------------------------------------------------------------------------------------------------------------
              TEMPORARY INVESTMENT IN SHORT-TERM
              MUNICIPAL SECURITIES -- 3.1%
$   500,000   New Jersey Economic Development Authority, Dock Facility
               Revenue Refunding Bonds, (Bayonne/IMTT-Bayonne Project),
               Series 1993A, Variable Rate Demand Bonds,
               3.400%, 12/01/27+                                                 VMIG-1                     $   500,000

  1,300,000   The Port Authority of New York and New Jersey, Versatile
               Structure Obligations, Series 2, Variable Rate Demand Bonds,
               3.600%, 5/01/19+                                                    A-1+                       1,300,000
-----------------------------------------------------------------------------------------------------------------------
$ 1,800,000   Total Temporary Investments -- 3.1%                                                             1,800,000
-----------------------------------------------------------------------------------------------------------------------
              Other Assets Less Liabilities -- 1.1%                                                             636,205
-----------------------------------------------------------------------------------------------------------------------
              Net Assets -- 100%                                                                            $58,273,294
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF               MARKET           MARKET
                        STANDARD & POOR'S                     MOODY'S        SECURITIES                VALUE          PERCENT
-----------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                           AAA                          Aaa                21          $24,016,803              43%
RATINGS**                   AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                 5            3,216,027               6
PORTFOLIO OF                          A+                           A1                 5            6,149,797              11
INVESTMENTS:                       A, A-                    A, A2, A3                10           10,705,223              19
(EXCLUDING               BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                 4            4,575,537               8
TEMPORARY                   BB+, BB, BB-            Ba1, Ba, Ba2, Ba3                 1              809,608               2
INVESTMENTS):                  Non-rated                    Non-rated                 4            6,364,094              11
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                50          $55,837,089             100%
-----------------------------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard &Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

PENNSYLVANIA

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL           MARKET
AMOUNT          DESCRIPTION                                                        INGS**     PROVISIONS*            VALUE
--------------------------------------------------------------------------------------------------------------------------
$ 2,500,000     Pennsylvania Economic Development Financing Authority
                 (Sun Company, Inc. (R&M) Project) Series 1994A,
                 7.600%, 12/01/24 (Alternative Minimum Tax)                        Baa1      12/04 at 102      $ 2,754,875
    750,000     Pennsylvania Higher Educational Facilities Authority, Revenue
                 Bonds (Thomas Jefferson University--Life Sciences Building
                 Project), 1989 Series A, 6.000%, 7/01/19                            Aa       7/99 at 102          755,183
    600,000     Pennsylvania Housing Finance Agency, Single Family Mortgage
                 Revenue Bonds, Series 1991-32, 7.150%, 4/01/15                     AA+      10/01 at 102          637,938
  1,250,000     Pennsylvania Housing Finance Agency, Single Family Mortgage
                 Revenue Bonds, Series 1996-50A, 6.000%, 10/01/13                   AA+       4/06 at 102        1,254,038
  2,000,000     Pennsylvania Housing Finance Agency, Single Family Mortgage
                 Revenue Bonds, Series 1996-51, 6.375%, 4/01/28
                 (Alternative Minimum Tax)                                          AA+       4/06 at 102        2,020,280
  1,390,000     Pennsylvania Intergovernmental Cooperative Authority
                 (City of Philadelphia Funding Program) Series of 1994,
                 7.000%, 6/15/05                                                    Aaa      No Opt. Call        1,594,122
  1,500,000     Pennsylvania Intergovernmental Cooperative Authority Special
                 Tax Revenue Refunding Bonds (City of Philadelphia Funding
                 Program) Series of 1996, 5.500%, 6/15/20                           Aaa       6/06 at 100        1,446,810
  2,300,000     Pennsylvania Turnpike Commission, Pennsylvania Turnpike
                 Revenue Bonds, Series O of 1992, 5.500%, 12/01/17                  Aaa      12/02 at 102        2,201,054
  1,475,000     Allegheny County Hospital Development Authority (Allegheny
                 County, Pennsylvania), Hospital Revenue Bonds, Series Q
                 (Allegheny Valley Hospital, Sublessee), 7.000%, 8/01/15              A      No Opt. Call        1,638,209
  1,500,000     Allegheny County Hospital Development Authority, (Allegheny
                 County, Pennsylvania) Health and Education Revenue Bonds,
                 Series 1992 (The Rehabilitation Institute of Pittsburgh
                 Project), 7.000%, 6/01/22                                          BBB       6/02 at 102        1,521,420
  3,000,000     Allegheny County Residential Finance Authority Mortgage
                 Revenue Bonds (FHA Insured Mortgage, Ladies Grand Army
                 of the Republic Health Facility Project) 1995 Series G,
                 6.350%, 10/01/36                                                   AAA      10/05 at 100        3,015,180
  2,000,000     Allegheny County Residential Finance Authority, Single Family
                 Mortgage Revenue Bonds, 1994 Series Y, 0.000%, 5/01/27
                 (Alternative Minimum Tax)                                          Aaa      No Opt. Call          231,280
  2,000,000     Armstrong County Hospital Authority (Armstrong County,
                 Pennsylvania), Health Center Revenue Refunding Bonds,
                 Series 1991 (Canterbury Place Project), 6.500%, 12/01/21           Aaa      12/01 at 100        2,111,480
  1,000,000     Bucks County Community College Authority, Bucks County,
                 Pennsylvania, College Building Revenue and Refunding
                 Bonds, Series of 1992, 6.250%, 6/15/14                              Aa       6/02 at 100        1,020,300
  2,850,000     Deer Lakes School District (Allegheny County, Pennsylvania),
                 General Obligation Bonds, Series of 1995, 6.350%, 1/15/14          Aaa       1/04 at 100        2,970,812
    800,000     Greater Lebanon Refuse Authority, Lebanon County,
                 Pennsylvania Solid Waste Revenue Bonds, Series of 1992,
                 7.000%, 11/15/04                                                    A-      11/02 at 100          846,440
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                            RAT-         OPT. CALL           MARKET
AMOUNT            DESCRIPTION                                                        INGS**     PROVISIONS*            VALUE
----------------------------------------------------------------------------------------------------------------------------
$  3,500,000      Indiana County Industrial Development Authority Pollution
                   Control Refunding Revenue Bonds (New York State Electric
                   and Gas Corporation Project), 1994 Series A,
                   6.000%, 6/01/06                                                    Aaa      No Opt. Call      $ 3,728,375
   3,000,000      Indiana County Industrial Development Authority Pollution
                   Control Refunding Revenue Bonds, Series 1995 (Pennsylvania
                   Electric Company Project), 5.350%, 11/01/10                        Aaa      No Opt. Call        2,972,310
     950,000      Luzerne County Industrial Development Authority Exempt
                   Facilities Revenue Bonds, 1992 Series B (Pennsylvania Gas and
                   Water Company Project), 7.125%, 12/01/22 (Alternative
                   Minimum Tax)                                                      Baa1      12/02 at 102          995,087
   1,500,000      Luzerne County Industrial Development Authority Exempt
                   Facilities Revenue Refunding Bonds, 1994 Series A
                   (Pennsylvania Gas and Water Company Project), 7.000%,
                   12/01/17 (Alternative Minimum Tax)                                 Aaa      12/04 at 102        1,655,520
    2,000,000     McKeesport Area School District (Allegheny County,
                   Pennsylvania) General Obligation Bonds, Series of 1996A,
                   6.000%, 10/01/25 (WI)                                              Aaa      10/06 at 100        2,005,080
    3,000,000     County of Montgomery, Pennsylvania, General Obligation
                   Bonds, Series A of 1995, 6.100%, 10/15/25                          Aaa      10/00 at 100        3,060,270
    3,000,000     Montgomery County Higher Education and Health Authority
                   Mortgage Revenue Bonds, Series of 1996 (Waverly Heights
                   Project), 6.375%, 1/01/26                                          BBB       1/06 at 101        2,935,500
    1,800,000     Northampton County Higher Education Authority, University
                   Revenue Bonds, Series of 1991 (Lehigh University),
                   6.900%, 10/15/06                                                   Aaa      10/01 at 102        1,982,268
    1,000,000     Northumberland County Industrial Development Authority
                   Exempt Facilities Revenue Bonds, 1993 Series (Roaring Creek
                   Water Company Project), 6.375%, 10/15/23 (Alternative
                   Minimum Tax)                                                       N/R      10/03 at 102          929,230
    2,000,000     Philadelphia Authority for Industrial Development Project
                   Revenue Refunding Bonds (PGH Development Corporation),
                   Series of 1993, 5.250%, 7/01/17                                     AA       7/03 at 102        1,833,620
    2,000,000     City of Philadelphia, Pennsylvania Gas Works Revenue Bonds,
                   Fourteenth Series, 6.375%, 7/01/14                                 Aaa       7/03 at 102        2,091,100
    2,750,000     The Hospitals and Higher Education Facilities Authority of
                   Philadelphia Hospital Revenue Bonds, Series A of 1993
                   (Temple University Hospital), 6.625%, 11/15/23                      A-      11/03 at 102        2,789,600
    1,275,000     The Hospitals and Higher Education Facilities Authority of
                   Philadelphia Hospital Revenue Refunding Bonds, Series A of
                   1996 (St. Agnes Medical Center/Franciscan Health System
                   Project), 5.250%, 7/01/10                                          Aaa       7/98 at 100        1,225,058
    3,000,000     Urban Redevelopment Authority of Pittsburgh Home
                   Improvement Loan Bonds, 1995 Series A, 6.375%, 8/01/18
                   (Alternative Minimum Tax)                                            A       8/05 at 102        3,005,880
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

PENNSYLVANIA--CONTINUED


--------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                   RAT-      OPT. CALL       MARKET
 AMOUNT     DESCRIPTION                                                    INGS**    PROVISIONS*       VALUE
--------------------------------------------------------------------------------------------------------------
$1,100,000  Urban Redevelopment Authority of Pittsburgh Mortgage
              Revenue Bonds, 1994 Series A, 6.625%, 4/01/22 (Alternative
              Minimum Tax)                                                    A1     4/04 at 102    $1,115,136
   500,000  Saint Mary Hospital Authority Hospital Revenue Bonds, Series
              1992A, (Franciscan Health System/Saint Mary Hospital of
              Langhorne, Inc.), 6.500%, 7/01/12                              Aaa     7/02 at 102       533,200
   230,000  Health Care Facilities Authority of Sayre (Pennsylvania),
              Series 1991A Revenue Bonds, Guthrie Healthcare System,
              7.100%, 3/01/17                                                Aaa     3/01 at 102       251,586
   350,000  Washington County Hospital Authority, Hospital Revenue
              Bonds, Series 1992 (Monongahela Valley Hospital, Inc.
              Project), 6.750%, 12/01/08                                       A     4/02 at 102       366,162
   935,000  The Municipal Authority of the Borough of West View
              (Allegheny County, Pennsylvania), Special Obligation Bonds,
              Series of 1985A, 9.500%, 11/15/14                              Aaa    No Opt. Call     1,293,824
   600,000  The General Municipal Authority of the City of Wilkes-Barre,
              College Misericordia Revenue Bonds, Refunding Series A of
              1992, 7.750%, 12/01/12                                         N/R    12/00 at 100       642,317
--------------------------------------------------------------------------------------------------------------
$61,405,000 Total Investments -- (cost $59,398,291) -- 95.5%                                        61,430,544
===========---------------------------------------------------------------------------------------------------
            Other Assets Less Liabilities -- 4.5%                                                    2,868,345
--------------------------------------------------------------------------------------------------------------
            Net Assets -- 100%                                                                     $64,298,889
==============================================================================================================



--------------------------------------------------------------------------------------------------------------
                                                                     NUMBER OF            MARKET       MARKET
                 STANDARD & POOR'S                    MOODY'S       SECURITIES             VALUE       PERCENT
--------------------------------------------------------------------------------------------------------------
SUMMARY OF                     AAA                        Aaa               18       $34,369,329           56%
RATINGS**             AA-, AA, AA-          Aa1, Aa, Aa2, Aa3                6         7,521,359           12
PORTFOLIO OF                    A+                         A1                1         1,115,136            2
INVESTMENTS:                 A, A-                  A, A2, A3                5         8,646,291           14
                   BBB+, BBB, BBB-      Baa1, Baa, Baa2, Baa3                4         8,206,882           13
                         Non-rated                  Non-rated                2         1,571,547            3
--------------------------------------------------------------------------------------------------------------
TOTAL                                                                       36       $61,430,544          100%
--------------------------------------------------------------------------------------------------------------

 * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R -- Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

VIRGINIA

--------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     RAT-      OPT. CALL       MARKET
AMOUNT                        DESCRIPTION                                                     INGS**   PROVISIONS*       VALUE
--------------------------------------------------------------------------------------------------------------------------------
                              Metropolitan Washington Airports Authority, Airport System
                                Revenue Bonds, Series 1992A:
 $1,500,000                     6.625%, 10/01/19 (Alternative Minimum Tax)                    Aaa     10/02 at 102    $1,579,935
  1,500,000                     6.250%, 10/01/21 (Alternative Minimum Tax)                    Aaa     10/02 at 102     1,526,205
  1,000,000                   Metropolitan Washington Airports Authority, Airport System
                                Revenue Bonds, Series 1994A, 5.750%, 10/01/20
                                (Alternative Minimum Tax)                                     Aaa     10/04 at 102       985,150
  2,260,000                   City of Virginia Beach Development Authority (Virginia),
                                Hospital Revenue Bonds (Sentara Bayside Hospital),
                                Series 1991, 6.300%, 11/01/21                                  Aa     11/01 at 102     2,283,933
    800,000                   Virginia College Building Authority, Educational Facilities
                                Revenue Bonds (Randolph-Macon College Project), Series of
                                1992, 6.625%, 5/01/13                                          A-      5/02 at 102       838,352
                              Virginia College Building Authority, Educational Facilities
                                Revenue Bonds (The Washington and Lee University Project),
                                Series of 1994:
  1,250,000                     5.750%, 1/01/14                                                Aa      1/04 at 102     1,247,888
  1,000,000                     5.800%, 1/01/24                                                Aa      1/04 at 102       991,130
    650,000                   Virginia Housing Development Authority, Commonwealth
                                Mortgage Bonds, 1990 Series B, Subseries B-4,
                                6.850%, 7/01/17                                               Aa1      1/00 at 102       672,458
  4,000,000                   Virginia Housing Development Authority, Commonwealth
                                Mortgage Bonds, 1992 Series A, 7.150%, 1/01/33                Aa1      1/02 at 102     4,249,760
    800,000                   Virginia Housing Development Authority, Multi-Family
                                Housing Bonds, 1992 Series D, 6.800%, 11/01/09                AA+      5/02 at 102       845,696
  1,090,000                   Virginia Public Building Authority, State Building Revenue
                                Bonds, Series 1991A, 6.500%, 8/01/11                           Aa      8/01 at 102     1,196,624
  1,000,000                   Virginia Resources Authority, Sewer System Revenue Bonds,
                                1995 Series A, (Hopewell Regional Wastewater Treatment
                                Facility Project), 6.000%, 10/01/25
                                (Alternative Minimum Tax)                                      AA     10/05 at 102       980,340
  1,960,000                   Virginia Resources Authority, Solid Waste Disposal System
                                Revenue Bonds, (County of Prince William, Virginia-
                                Refunding), 1995 Series A, 5.500%, 4/01/15                     AA      4/05 at 102     1,883,599
  1,500,000                   Virginia Resources Authority, Water and Sewer System Revenue
                                Bonds, 1995 Series A (Sussex County Project),
                                5.600%, 10/01/25                                               AA     10/05 at 102     1,426,590
    800,000                   Virginia Resources Authority, Water System Refunding Revenue
                                Bonds, 1992 Series A, 6.450%, 4/01/13                          AA      4/02 at 102       842,096
  1,000,000                   Town of Abingdon, Virginia, General Obligation Capital
                                Improvement Bonds, Series 1992, 6.250%, 8/01/12                 A      8/02 at 102     1,036,570
  2,060,000                   Industrial Development Authority of Albemarle County,
                                Virginia, Hospital Refunding Revenue Bonds (Martha Jefferson
                                Hospital), Series 1993, 5.875%, 10/01/13                        A     10/03 at 102     2,018,409
  2,250,000                   Capital Region Airport Commission, Richmond (Virginia),
                                International Airport Projects, Airport Revenue Bonds,
                                Series 1995A, 5.625%, 7/01/25                                A aa      7/05 at 102     2,202,705
--------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

VIRGINIA--CONTINUED

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                     RAT-      OPT. CALL           MARKET
AMOUNT                       DESCRIPTION                                                      INGS**   PROVISIONS*           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 $  750,000            Charlottesville-Albemarle Airport Authority, (Virginia), Airport
                        Revenue Refunding Bonds, Series 1995, 6.125%, 12/01/13
                        (Alternative Minimum Tax)                                            BBB      12/05 at 102         731,955
  2,500,000            Chesapeake Bay Bridge and Tunnel District, General Resolution
                        Revenue Bonds, Refunding Series 1991, 6.375%, 7/01/22
                        (Pre-refunded to 7/01/01)                                            Aaa       7/01 at 102       2,732,575
  1,000,000            Industrial Development Authority of Covington-Alleghany
                        County, Virginia, Hospital Facility Revenue Bonds,
                        (Alleghany Regional Hospital) Series 1992, 6.625%, 4/01/12
                        (Pre-refunded to 4/01/02)                                             A-       4/02 at 102       1,105,070
  1,700,000            County of Cumberland, Virginia, Certificates of Participation,
                        Series 1994, 5.480%, 7/15/97                                         N/R      No Opt. Call       1,702,023
  1,460,000            Industrial Development Authority of Fairfax County, Virginia,
                        Hospital Revenue Refunding Bonds, (Inova Health System
                        Hospitals Project) Series 1993A, 5.000%, 8/15/13                     Aaa      No Opt. Call       1,372,969
  3,250,000            Fairfax County (Virginia) Water Authority, Water Refunding
                        Revenue Bonds, Series 1992, 5.750%, 4/01/29                           Aa       4/02 at 100       3,127,183
  3,000,000            Hampton Roads Regional Jail Authority, Regional Jail Facility
                        Revenue Bonds, Series 1996A, 5.500%, 7/01/24                         Aaa       7/06 at 102       2,890,140
    500,000            Industrial Development Authority of the City of Hampton,
                        Virginia, Hospital Revenue and Refunding Bonds (Sentara
                        Hampton General Hospital), Series 1994A, 6.500%, 11/01/12              A      11/04 at 102         514,055
  2,500,000            Henrico County, Virginia, Water and Sewer System Refunding
                        Revenue Bonds, Series 1992, 6.250%, 5/01/13                          AA-       5/02 at 100       2,554,675
  1,000,000            Loudoun County Sanitation Authority (Virginia), Water and
                        Sewer System Revenue Bonds, Refunding Series 1992,
                        6.250%, 1/01/16                                                      Aaa       1/03 at 102       1,035,970
  1,000,000            Industrial Development Authority of Loudoun County, Virginia,
                        University Facilities Revenue Refunding Bonds (The George
                        Washington University), Series of 1992, 6.250%, 5/15/22               A1       5/02 at 102       1,021,810
  1,500,000            Industrial Development Authority of the City of Lynchburg,
                        Virginia, Educational Facilities Revenue Bonds, (Randolph-
                        Macon Women's College), Series 1993, 5.875%, 9/01/13                   A       9/03 at 102       1,490,325
  2,080,000            Peninsula Ports Authority of Virginia, Health System Revenue
                        and Refunding Bonds (Riverside Health System Project),
                        Series 1992A, 6.625%, 7/01/18                                         Aa       7/02 at 102       2,173,496
  2,500,000            Prince William County Park Authority, (Virginia), Revenue
                        Bonds, Series 1994, 6.875%, 10/15/16                                  A-      10/04 at 102       2,669,775
  1,000,000            Prince William County Service Authority (Virginia), Water and
                        Sewer System Revenue Bonds, Series 1991, 6.000%, 7/01/29             Aaa       7/01 at 100       1,003,940
  3,005,000            City of Richmond, Virginia, General Obligation Public
                        Improvement Bonds, Series 1993B, 5.500%, 7/15/23                      AA       7/03 at 102       2,877,226
  1,000,000            Industrial Development Authority of the City of Roanoke,
                        Virginia, Hospital Revenue Bonds (Roanoke Memorial Hospitals,
                        Community Hospital of Roanoke Valley and Franklin Memorial Hospital
                        Project), Series 1990, 6.500%, 7/01/25 (Pre-refunded to 7/01/00)     Aaa       7/00 at 100       1,069,740
----------------------------------------------------------------------------------------------------------------------------------

                                                                                      NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                       JULY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                            RAT-           OPT. CALL         MARKET
AMOUNT              DESCRIPTION                                                      INGS**        PROVISIONS*         VALUE
------------------------------------------------------------------------------------------------------------------------------------
                  Industrial Development Authority of Rockingham County,
                   Virginia, Educational Facilities Revenue Bonds, (Bridgewater
                   College), Series 1993:
$      400,000     5.600%, 10/01/06                                                  Baa1         10/03 at 102    $      399,320
       400,000     5.700%, 10/01/07                                                  Baa1         10/03 at 102           399,472
     2,750,000    Southeastern Public Service Authority of Virginia, Senior
                   Revenue Bonds, Series 1993, (Regional Solid Waste System),
                   6.000%, 7/01/13 (Alternative Minimum Tax)                           A-          7/03 at 102         2,702,590
       480,000    Suffolk Redevelopment Authority Multifamily Housing (Chase
                   Heritage Project), 7.000%, 7/01/24 (Mandatory Put 7/01/04)        Baa3          7/02 at 104           503,093
     4,000,000    Upper Occoquan Sewerage Authority (Virginia), Regional
                   Sewerage System Revenue Refunding Bonds, Series of 1993,
                   5.000%, 7/01/21                                                    Aaa          1/04 at 102         3,597,800
       800,000    Puerto Rico Highway and Transportation Authority,
                   Highway Revenue Bonds, (Series T), 6.625%, 7/01/18
                   (Pre-refunded to 7/01/02)                                            A      7/02 at 101 1/2           891,992
------------------------------------------------------------------------------------------------------------------------------------
$   64,995,000    Total Investments -- (Cost $62,627,296) -- 98.7%                                                65,374,634
================--------------------------------------------------------------------------------------------------------------------
                  TEMPORARY INVESTMENTS IN SHORT-TERM MUNICIPAL SECURITIES -- 0.3%
$      200,000    Peninsula Ports Authority of Virginia Refunding Bonds
================   (Dominion Terminal Associates Project -- Series 1987C),
                   Variable Rate Demand Bonds, 3.550%, 7/01/16+                       P-1                            200,000
------------------------------------------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities -- 1.0%                                                             645,636
------------------------------------------------------------------------------------------------------------------------------------
                   Net Assets -- 100%                                                                         $   66,220,270
====================================================================================================================================

PORTFOLIO OF INVESTMENTS
(Unaudited)

VIRGINIA--CONTINUED

-------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF         MARKET     MARKET
                   STANDARD & POOR'S                  MOODY'S    SECURITIES          VALUE    PERCENT
-------------------------------------------------------------------------------------------------------
  SUMMARY OF                     AAA                      Aaa            11    $19,997,129        31%
  RATINGS**             AA+, AA, AA-        Aa1, Aa, Aa2, Aa3            15     27,352,694        42
  PORTFOLIO OF                    A+                       A1             1      1,021,810         2
  INVESTMENTS                  A, A-                A, A2, A3             9     13,267,138        20
  (EXCLUDING         BBB+, BBB, BBB-    Baa1, Baa, Baa2, Baa3             4      2,033,840         3
  TEMPORARY                Non-rated                Non-rated             1      1,702,023         2
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------
  TOTAL                                                                  41    $65,374,634       100%
-------------------------------------------------------------------------------------------------------

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                        JULY 31, 1996

-----------------------------------------------------------------------------------------------------------------------
                                                                       AZ          FL           MD            MI
-----------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments in municipal securities, at market value (note 1)    $24,162,200  $61,600,722  $54,712,491   $32,207,224
 Temporary investments in short-term municipal securities,
  at amortized cost (note 1)                                          100,000    1,200,000      700,000       700,000
 Cash                                                                  47,075      120,935            -       236,738
 Receivables:
  Interest                                                            271,118      891,455      521,768       448,885
  Shares sold                                                               -            -       35,401       226,206
  Investments sold                                                     10,000            -       61,664             -
 Deferred organization costs (note 1)                                   3,554        3,414        4,027         4,506
 Other assets                                                           4,939        4,090        6,368         5,662
                                                                  -----------  -----------  -----------   -----------
   Total assets                                                    24,598,886   63,820,616   56,041,719    33,829,221
                                                                  -----------  -----------  -----------   -----------
 LIABILITIES
 Payables:
  Investments purchased                                               503,583    1,006,372            -       921,086
  Shares reacquired                                                         -       14,486          293             -
 Accrued expenses:
  Management fees (note 6)                                             11,083       28,771       25,890        15,061
  Other                                                                33,839       60,844       92,806        50,584
 Dividends payable                                                     55,430      137,484      145,333        89,938
                                                                  -----------  -----------  -----------   -----------
   Total liabilities                                                  603,935    1,247,957      264,322     1,076,669
                                                                  -----------  -----------  -----------   -----------
 Net assets (note 7)                                              $23,994,951  $62,572,659  $55,777,397   $32,752,552
                                                                  ===========  ===========  ===========   ===========
 Class A Shares (note 1)
 Net assets                                                       $ 4,683,638  $ 8,927,494  $ 9,335,001   $ 4,923,363
                                                                  ===========  ===========  ===========   ===========
 Shares outstanding                                                   448,735      870,440      919,190       471,362
                                                                  ===========  ===========  ===========   ===========
 Net asset value and redemption price per share                   $     10.44  $     10.26  $     10.16   $     10.44
                                                                  ===========  ===========  ===========   ===========
 Offering price per share (net asset value per share plus
  maximum sales charge of 4.50% of offering price)                $     10.93  $     10.74  $     10.64   $     10.93
                                                                  ===========  ===========  ===========   ===========
 Class C Shares (note 1)
 Net assets                                                       $   482,826  $   245,949  $ 1,712,343   $   265,308
                                                                  ===========  ===========  ===========   ===========
 Shares outstanding                                                    46,633       24,076      168,755        25,435
                                                                  ===========  ===========  ===========   ===========
 Net asset value, offering and redemption price per share         $     10.35  $     10.22  $     10.15   $     10.43
                                                                  ===========  ===========  ===========   ===========
 Class R Shares (note 1)
 Net assets                                                       $18,828,487  $53,399,216  $44,730,053   $27,563,881
                                                                  ===========  ===========  ===========   ===========
 Shares outstanding                                                 1,815,543    5,201,347    4,400,123     2,637,250
                                                                  ===========  ===========  ===========   ===========
 Net asset value and redemption price per share                   $     10.37  $     10.27  $     10.17   $     10.45
                                                                  ===========  ===========  ===========   ===========
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)

------------------------------------------------------------------------------------------------------------------------
                                                                                NJ               PA              VA
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value (note 1)............. $55,837,089      $61,430,544      $65,374,634
Temporary investments in short-term municipal securities,
  at amortized cost (note 1)..............................................   1,800,000                -          200,000
Cash......................................................................     233,336        4,204,181          105,065
Receivables:
  Interest................................................................     638,899          854,021          816,351
  Shares sold.............................................................      18,136           48,228           42,060
  Investments sold........................................................           -                -                -
Deferred organization costs (note 1)......................................       3,794            4,108            2,825
Other assets..............................................................       8,023            8,961            8,221
                                                                           -----------      -----------      -----------
     Total assets.........................................................  58,539,277       66,550,043       66,549,156
                                                                           -----------      -----------      -----------

LIABILITIES
Payables:
  Investments purchased...................................................           -        1,971,027                -
  Shares reacquired.......................................................          38            3,608           39,907
Accrued expenses:
  Management fees (note 6)................................................      26,961           29,682           30,575
  Other...................................................................      72,264           77,731           88,182
Dividends payable.........................................................     166,720          169,106          170,222
                                                                           -----------      -----------      -----------
     Total liabilities....................................................     265,983        2,251,154          328,886
                                                                           -----------      -----------      -----------
Net assets (note 7)....................................................... $58,273,294      $64,298,889      $66,220,270
                                                                           ===========      ===========      ===========
Class A Shares (note 1)
Net assets................................................................ $13,889,997      $ 7,907,452      $ 7,893,642
                                                                           ===========      ===========      ===========
Shares outstanding........................................................   1,372,220          762,543          762,402
                                                                           ===========      ===========      ===========
Net asset value and redemption price per share............................ $     10.12      $     10.37      $     10.35
                                                                           ===========      ===========      ===========
Offering price per share (net asset value per share plus
  maximum sales charge of 4.50% of offering price)........................ $     10.60      $     10.86      $     10.84
                                                                           ===========      ===========      ===========
Class C Shares (note 1)
Net assets................................................................ $ 1,938,675      $ 1,104,338      $   975,023
                                                                           ===========      ===========      ===========
Shares outstanding........................................................     191,871          107,704           94,435
                                                                           ===========      ===========      ===========
Net asset value, offering and redemption price per share.................. $     10.10      $     10.25      $     10.32
                                                                           ===========      ===========      ===========
Class R Shares (note 1)
Net assets................................................................ $42,444,622      $55,287,099      $57,351,605
                                                                           ===========      ===========      ===========
Shares outstanding........................................................   4,188,504        5,345,160        5,540,577
                                                                           ===========      ===========      ===========
Net asset value and redemption price per share............................ $     10.13      $     10.34      $     10.35
                                                                           ===========      ===========      ===========
------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
Six months ended July 31, 1996                                     JULY 31, 1996
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                   AZ           FL           MD            MI
-----------------------------------------------------------------------------------------------------------------------
 INVESTMENT  INCOME
 Tax-exempt interest income (note 1)                          $  690,043   $ 1,746,592   $ 1,615,835   $ 978,358

 Expenses:
  Management fees (note 6)                                        64,478       166,678       151,547      90,983
  12b-1 service fees--Class A (note 1)                             5,208         8,957        10,223       5,395
  12b-1 distribution and service fees--Class C (note 1)            1,880           919         8,069       1,284
  Shareholders' servicing agent fees and expenses                 11,541        29,177        32,487      17,117
  Custodian's fees and expenses                                   18,523        21,281        28,495      17,569
  Trustees' fees and expenses (note 6)                               462         1,115           269         698
  Professional fees                                                6,859         6,362         5,973       5,989
  Shareholders' reports--printing and mailing expenses             4,730        11,625        11,006      10,697
  Federal and state registration fees                              3,267         2,332         3,601       5,184
  Amortization of deferred organization costs (note 1)             3,444         3,584         3,801       3,918
  Other expenses                                                   1,492         2,912         2,719       2,150
                                                              ----------   -----------   -----------   ---------
   Total expenses before expense reimbursement                   121,884       254,942       258,190     160,984
  Expense reimbursement from investment adviser (note 6)         (26,872)      (17,779)      (33,243)    (30,237)
                                                              ----------   -----------   -----------   ---------
   Net expenses                                                   95,012       237,163       224,947     130,747
                                                              ----------   -----------   -----------   ---------
     Net investment income                                       595,031     1,509,429     1,390,888     847,611
                                                              ----------   -----------   -----------   ---------
 REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                     80,171      (191,644)       69,944    (132,211)
 Net change in unrealized appreciation or depreciation
  of investments                                                (755,735)   (1,542,928)   (1,551,912)   (850,846)
                                                              ----------   -----------   -----------   ---------
     Net gain (loss) from investments                           (675,564)   (1,734,572)   (1,481,968)   (983,057)
                                                              ----------   -----------   -----------   ---------
 Net increase (decrease) in net assets from operations        $  (80,533)  $  (225,143)  $   (91,080)  $(135,446)
                                                              ==========   ===========   ===========   =========
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended July 31, 1996
(Unaudited

---------------------------------------------------------------------------------------------------------------
                                                                          NJ            PA            VA
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                   $ 1,705,372   $ 1,885,494   $ 1,945,718
                                                                      -----------   -----------   -----------
Expenses:
  Management fees (note 6)                                                155,884       173,278       178,477
  12b-1 service fees--Class A (note 1)                                     15,688         8,413         8,521
  12b-1 distribution and service fees--Class C (note 1)                     8,295         5,358         4,312
  Shareholders' servicing agent fees and expenses                          43,468        46,174        38,918
  Custodian's fees and expenses                                            24,121        24,759        21,265
  Trustees' fees and expenses (note 6)                                        372         1,130           509
  Professional fees                                                         7,398         7,350         9,960
  Shareholders' reports--printing and mailing expenses                     16,013        16,930        27,466
  Federal and state registration fees                                       3,878         1,827         4,719
  Amortization of deferred organization costs (note 1)                      3,596         3,876         2,998
  Other expenses                                                            2,630         3,503         4,436
                                                                      -----------   -----------   -----------
     Total expenses before expense reimbursement                          281,343       292,598       301,581
  Expense reimbursement from investment adviser (note 6)                  (44,790)      (42,539)      (45,370)
                                                                      -----------   -----------   -----------
     Net expenses                                                         236,553       250,059       256,211
                                                                      -----------   -----------   -----------
       Net investment income                                            1,468,819     1,635,435     1,689,507
                                                                      -----------   -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS
Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                             (87,605)      336,310      (152,534)
Net change in unrealized appreciation or depreciation of
  investments                                                          (1,453,280)   (1,793,427)   (1,407,357)
                                                                      -----------   -----------   -----------
     Net gain (loss) from investments                                  (1,540,885)   (1,457,117)   (1,559,891)
                                                                      -----------   -----------   -----------
Net increase (decrease) in net assets from operations                 $   (72,066)  $   178,318   $   129,616
                                                                      ===========   ===========   ===========
---------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)                                                                           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                       JULY 31, 1996


---------------------------------------------------------------------------------------------------------------------------------
                                                                        AZ                                FL
----------------------------------------------------------------------------------------------------------------------------------
                                                            6 months ended      Year ended    6 months ended     Year ended
                                                               7/31/96             1/31/96        7/31/96         1/31/96
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                        $     595,031     $ 1,030,283       $ 1,509,429   $  2,868,644
Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                       80,171         (27,336)         (191,644)      (140,189)
Net change in unrealized appreciation or depreciation
  of investments                                                  (755,735)      1,629,699        (1,542,928)     4,780,693
                                                             -------------     -----------       -----------   ------------
  Net increase (decrease) in net assets from operations            (80,533)      2,632,646          (225,143)     7,509,148
                                                             -------------     -----------       -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
  Class A                                                         (100,351)       (101,157)         (169,243)      (148,024)
  Class C                                                           (7,445)         (6,237)           (3,692)        (5,956)
  Clas  R                                                         (478,991)       (937,616)       (1,347,434)    (2,730,462)
From accumulated net realized gains from investment
  transactions:
  Class A                                                                -               -                 -              -
  Class C                                                                -               -                 -              -
  Class R                                                                -               -                 -              -
                                                             -------------     -----------       -----------   ------------
     Decrease in net assets from distributions to
       shareholders                                               (586,787)     (1,045,010)       (1,520,369)    (2,884,442)
                                                             -------------     -----------       -----------   ------------
FUND SHARE TRANSACTIONS (note 2)
Net proceeds from sale of shares:
  Class A                                                          995,578       2,882,755         3,769,515      4,315,210
  Class C                                                          175,003         273,019            98,276         77,334
  Class R                                                          821,396       2,473,853         2,896,310      8,465,473
Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                           48,032          38,250            76,281         52,678
  Class C                                                            6,801           5,264             1,890          3,575
  Class R                                                          284,351         529,462           735,720      1,500,287
                                                             -------------     -----------       -----------   ------------
                                                                 2,331,161       6,202,603         7,577,992     14,414,557
                                                             -------------     -----------       -----------   ------------

Cost of shares redeemed:
  Class A                                                         (147,063)       (303,388)         (577,968)      (173,983)
  Class C                                                          (20,312)         (3,168)          (17,677)             -
  Class R                                                       (1,257,396)     (1,449,215)       (3,972,806)   (11,564,633)
                                                             -------------     -----------       -----------   ------------
                                                                (1,424,771)     (1,755,771)       (4,568,451)   (11,738,616)
                                                             -------------     -----------       -----------   ------------
  Net increase (decrease) in net assets derived from
    Fund share transactions                                        906,390       4,446,832         3,009,541      2,675,941
                                                             -------------     -----------       -----------   ------------
    Net increase (decrease) in net assets                          239,070       6,034,468         1,264,029      7,300,647
Net assets at the beginning of period                           23,755,881      17,721,413        61,308,630     54,007,983
                                                             -------------     -----------       -----------   ------------
Net assets at the end of period                              $  23,994,951     $23,755,881       $62,572,659   $ 61,308,630
                                                             =============     ===========       ===========   ============
Balance of undistributed net investment income at
  end of period                                              $      10,053     $     1,809       $     9,856   $     20,796
                                                             =============     ===========       ===========   ============
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                         MD                              MI
-----------------------------------------------------------------------------------------------------------------------
                                                          6 months ended   Year ended    6 months ended     Year ended
                                                                7/31/96       1/31/96         7/31/96         1/31/96
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 1,390,888      $ 2,553,861   $   847,611        $ 1,588,746
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable (notes 1 and 4)                   69,944          138,640      (132,211)           414,083
Net change in unrealized appreciation or depreciation
 of investments                                            (1,551,912)       3,998,568      (850,846)         2,255,770
                                                          ------------     -----------   ------------       -----------
 Net increase (decrease) in net assets from operations        (91,080)       6,691,069      (135,446)         4,258,599
                                                          ------------     -----------   ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
 Class A                                                     (195,799)        (198,145)     (104,973)          (110,174)
 Class C                                                      (32,415)         (47,180)       (5,262)            (5,812)
 Class R                                                   (1,142,660)      (2,335,847)     (734,750)        (1,479,047)
From accumulated net realized gains from investment
transactions:
 Class A                                                            -                -             -             (9,042)
 Class C                                                            -                -             -               (536)
 Class R                                                            -                -             -            (88,511)
                                                          ------------     -----------   ------------       -----------
Decrease in net assets from distributions to
 shareholders                                              (1,370,874)      (2,581,172)     (844,985)        (1,693,122)
                                                          ------------     -----------   ------------       -----------
FUND SHARE TRANSACTIONS (note 2)
Net proceeds from sale of shares:
 Class A                                                    3,456,516        5,206,011     1,159,300          3,071,799
 Class C                                                      409,217          645,990       105,803            146,180
 Class R                                                    1,005,910        4,099,669       839,280          3,061,856
Net proceeds from shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                                      128,488          112,734        57,826             58,075
 Class C                                                       24,087           39,318         4,221              5,428
 Class R                                                      719,216        1,461,612       491,142          1,044,771
                                                          ------------     -----------   ------------       -----------
                                                            5,743,434       11,565,334     2,657,572          7,388,109
                                                          ------------     -----------   ------------       -----------
Cost of shares redeemed:
 Class A                                                     (929,050)        (350,679)     (206,614)          (171,433)
 Class C                                                     (119,567)        (195,323)      (68,959)            (4,206)
 Class R                                                   (3,142,740)      (4,647,731)   (3,033,446)        (3,009,162)
                                                          ------------     -----------   ------------       -----------
                                                           (4,191,357)      (5,193,733)   (3,309,019)        (3,184,801)
                                                          ------------     -----------   ------------       -----------
Net increase (decrease) in net assets derived from
 Fund share transactions                                    1,552,077        6,371,601      (651,447)         4,203,308
                                                          ------------     -----------   ------------       -----------
 Net increase (decrease) in net assets                         90,123       10,481,498    (1,631,878)         6,768,785
Net assets at the beginning of period                      55,687,274       45,205,776    34,384,430         27,615,645
                                                          ------------     -----------   ------------       -----------
Net assets at the end of period                           $55,777,397      $55,687,274   $32,752,552       $ 34,384,430
                                                          ============     ===========   ============      ============
Balance of undistributed net investment income at
 end of period                                            $    20,950      $       936   $    13,519       $     10,893
                                                          ============     ===========   ============      ============
-----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

----------------------------------------------------------------------------------------------------------------------
                                                                        NJ                             PA
----------------------------------------------------------------------------------------------------------------------
                                                         6 months ended     Year ended  6 months ended    Year ended
                                                             7/31/96          1/31/96       7/31/96         1/31/96
----------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                     $ 1,468,819      $ 2,617,653   $ 1,635,435    $ 3,007,154
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                  (87,605)         (30,019)      336,310        (36,684)
 Net change in unrealized appreciation or depreciation
  of investments                                            (1,453,280)       3,249,789    (1,793,427)     4,855,692
                                                           -----------      -----------   -----------    -----------
  Net increase (decrease) in net assets from operations        (72,066)       5,837,423       178,318      7,826,162
                                                           -----------      -----------   -----------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                     (313,893)        (329,633)     (160,008)      (173,805)
  Class C                                                      (35,567)         (32,025)      (21,440)       (28,974)
  Class R                                                   (1,121,588)      (2,282,656)   (1,392,116)    (2,830,558)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                            -                -             -              -
  Class C                                                            -                -             -              -
  Class R                                                            -                -             -              -
                                                           -----------      -----------   -----------    -----------
   Decrease in net assets from distributions to
    shareholders                                            (1,471,048)      (2,644,314)   (1,573,564)    (3,033,337)
                                                           -----------      -----------   -----------    -----------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                    3,959,032        7,757,684     2,521,674      4,222,635
  Class C                                                    1,069,271          573,759       171,876        633,225
  Class R                                                    2,408,112        4,461,592     1,558,285      6,005,478
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                      193,747          181,529       119,325        126,885
  Class C                                                       16,206           16,615        16,723         24,758
  Class R                                                      788,782        1,567,807       870,401      1,786,453
                                                           -----------      -----------   -----------    -----------
                                                             8,435,150       14,558,986     5,258,284     12,799,434
                                                           -----------      -----------   -----------    -----------
 Cost of shares redeemed:
  Class A                                                     (610,784)        (406,168)     (435,904)      (281,318)
  Class C                                                     (170,835)         (32,865)     (162,915)      (105,804)
  Class R                                                   (2,867,023)      (5,070,204)   (3,228,000)    (6,418,284)
                                                           -----------      -----------   -----------    -----------
                                                            (3,648,642)      (5,509,237)   (3,826,819)    (6,805,406)
                                                           -----------      -----------   -----------    -----------
  Net increase (decrease) in net assets derived from
   Fund share transactions                                   4,786,508        9,049,749     1,431,465      5,994,028
                                                           -----------      -----------   -----------    -----------
   Net increase (decrease) in net assets                     3,243,394       12,242,858        36,219     10,786,853
 Net assets at the beginning of period                      55,029,900       42,787,042    64,262,670     53,475,817
                                                           -----------      -----------   -----------    -----------
 Net assets at the end of period                           $58,273,294      $55,029,900   $64,298,889    $64,262,670
                                                           ===========      ===========   ===========    ===========
 Balance of undistributed net investment income at
  end of period                                            $     5,899      $     8,128   $    67,522    $     5,651
                                                           ===========      ===========   ===========    ===========
----------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

-----------------------------------------------------------------------------------------
                                                                        VA
-----------------------------------------------------------------------------------------
                                                           6 months ended     Year ended
                                                              7/31/96           1/31/96
-----------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                     $ 1,689,507        $ 3,221,308
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                 (152,534)           334,528
 Net change in unrealized appreciation or depreciation
  of investments                                            (1,407,357)         4,882,314
                                                           -----------        -----------
  Net increase (decrease) in net assets from operations        129,616          8,438,150
                                                           -----------        -----------
 DISTRIBUTIONS TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                     (170,312)          (191,806)
  Class C                                                      (18,258)           (23,926)
  Class R                                                   (1,506,322)        (2,997,681)
 From accumulated net realized gains from investment
  transactions:
  Class A                                                            -            (15,706)
  Class C                                                            -             (2,511)
  Class R                                                            -           (193,671)
                                                           ------------       -----------
   Decrease in net assets from distributions to
    shareholders                                            (1,694,892)        (3,425,301)
                                                           ------------       -----------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                    2,309,281          3,799,529
  Class C                                                      190,331            402,084
  Class R                                                    1,695,463          3,456,619
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                       94,767            109,800
  Class C                                                       13,477             21,313
  Class R                                                      916,279          1,928,344
                                                           ------------       -----------
                                                             5,219,598          9,717,689
                                                           ------------       -----------
 Cost of shares redeemed:
  Class A                                                     (249,945)          (543,599)
  Class C                                                         (505)           (54,845)
  Class R                                                   (3,251,629)        (5,446,943)
                                                           -----------        -----------
                                                            (3,502,079)        (6,045,387)
                                                           -----------        -----------
  Net increase (decrease) in net assets derived from
   Fund share transactions                                   1,717,519          3,672,302
                                                           -------------      -----------
   Net increase (decrease) in net assets                       152,243          8,685,151
 Net assets at the beginning of period                      66,068,027         57,382,876
                                                           ------------       -----------
 Net assets at the end of period                           $66,220,270        $66,068,027
                                                           ===========        ===========
 Balance of undistributed net investment income at
  end of period                                            $    24,321        $    29,706
                                                           ===========        ===========
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS     NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                        JULY 31, 1996


1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Nuveen Multistate Tax-Free Trust (the "Trust") is an open-end diversified management series investment company registered under the Investment Company Act of 1940. The Trust comprises seven single-state tax-free mutual funds (the Nuveen Tax-Free Value Funds--the "Funds"). Each Fund constitutes a separate series of the Trust and is itself an open-end diversified management investment company, commonly referred to as a mutual fund. The Trust was organized as a Massachusetts Business Trust on July 26, 1991.

The Trust currently has seven authorized state tax-free Funds: the Nuveen Arizona Tax-Free Value Fund, the Nuveen Florida Tax-Free Value Fund, the Nuveen Maryland Tax-Free Value Fund, the Nuveen Michigan Tax-Free Value Fund, the Nuveen New Jersey Tax-Free Value Fund, the Nuveen Pennsylvania Tax-Free Value Fund and the Nuveen Virginia Tax-Free Value Fund. Additional state Funds may be established in the future. Sale of Fund shares first commenced on February 28, 1992. Each Fund invests primarily in municipal obligations issued within its respective state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Trust has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its purchase commitments. At July 31, 1996, the Nuveen Arizona Tax-Free Value Fund, the Nuveen Florida Tax-Free Value Fund, the Nuveen Michigan Tax-Free Value Fund and the Nuveen Pennsylvania Tax-Free Value Fund had purchase commitments of $503,583, $1,006,372, $921,086 and $1,971,027, respectively. There were no such purchase commitments in any of the other Funds.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the respective Funds.

Deferred Organization Costs

Costs incurred by the Trust in connection with its organization and initial registration of shares were deferred and are being amortized over a 60-month period beginning February 28, 1992. If any of the initial shares of each Fund are redeemed during this period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs as of the date of redemption.

Flexible Sales Charge Program

Effective September 6, 1994, each Fund commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class "C" Shares are redeemed within 12 months of purchase.

Prior to the offering of Class "A" and Class "C" shares, the shares outstanding were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.

Derivative Financial Instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended July 31, 1996.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


2. FUND SHARES
Transactions in Fund shares were as follows:

                                                                  AZ                             FL
                                                   -------------------------------------------------------------
                                                   6 months ended     Year ended    6 months ended    Year ended
                                                      7/31/96           1/31/96        7/31/96          1/31/96
                                                   -------------------------------------------------------------
 Shares sold:
  Class A........................................       95,720          274,843         368,010         420,409
  Class C........................................       17,173           26,227           9,680           7,638
  Class R........................................       79,301          239,176         281,558         824,725
 Shares issued to shareholders due to
  reinvestment of distributions:
  Class A........................................        4,594            3,655           7,421           5,125
  Class C........................................          656              505             184             350
  Class R........................................       27,344           51,292          71,339         147,052
                                                      --------         --------        --------      ----------
                                                       224,788          595,698         738,192       1,405,299
                                                      --------         --------        --------      ----------
 Shares redeemed:
  Class A........................................      (14,203)         (29,122)        (56,672)        (16,925)
  Class C........................................       (1,971)            (313)         (1,759)              -
  Class R........................................     (121,856)        (139,521)       (387,156)     (1,126,197)
                                                      --------         --------        --------      ----------
                                                      (138,030)        (168,956)       (445,587)     (1,143,122)
                                                      --------         --------        --------      ----------
 Net increase (decrease).........................       86,758          426,742         292,605         262,177
                                                      ========         ========        ========      ==========

                                                                  MD                             MI
                                                   -------------------------------------------------------------
                                                   6 months ended     Year ended    6 months ended    Year ended
                                                      7/31/96           1/31/96        7/31/96          1/31/96
                                                   -------------------------------------------------------------
 Shares sold:
  Class A........................................      340,366          514,083         110,746         294,831
  Class C........................................       40,084           63,846          10,100          13,867
  Class R........................................       98,219          406,673          79,818         293,923
 Shares issued to shareholders due to
  reinvestment of distributions:
  Class A........................................       12,609           11,066           5,514           5,538
  Class C........................................        2,365            3,894             403             521
  Class R........................................       70,366          144,632          46,749          99,905
                                                      --------         --------        --------      ----------
                                                       564,009        1,144,194         253,330         708,585
                                                      --------         --------        --------      ----------

 Shares redeemed:
  Class A........................................      (91,734)         (34,362)        (19,757)        (16,428)
  Class C........................................      (11,726)         (19,328)         (6,631)           (401)
  Class R........................................     (308,765)        (459,618)       (292,035)       (288,460)
                                                      --------         --------        --------      ----------
                                                      (412,225)        (513,308)       (318,423)       (305,289)
                                                      --------         --------        --------      ----------
 Net increase (decrease).........................      151,784          630,886         (65,093)        403,296
                                                      ========         ========        ========      ==========

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

                                                               NJ                             PA
-------------------------------------------------------------------------------------------------------------
                                                   6 months ended   Year ended    6 months ended   Year ended
                                                       7/31/96       1/31/96         7/31/96        1/31/96
-------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                             389,135        765,342         244,231        411,858
  Class C                                             104,875         56,488          17,037         62,079
  Class R                                             236,000        440,121         151,468        585,804
 Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                              19,066         17,820          11,521         12,297
  Class C                                               1,597          1,638           1,632          2,439
  Class R                                              77,435        154,754          84,205        174,784
                                                     --------      ---------         -------      ---------
                                                      828,108      1,436,163         510,094      1,249,261
                                                     --------      ---------         -------      ---------

 Shares redeemed:
  Class A                                             (60,708)       (40,094)        (41,975)       (27,436)
  Class C                                             (17,170)        (3,290)        (16,079)       (10,542)
  Class R                                            (283,077)      (500,152)       (314,520)      (628,872)
                                                     --------      ---------         -------      ---------
                                                     (360,955)      (543,536)       (372,574)      (666,850)
                                                     --------      ---------         -------      ---------
 Net increase (decrease)                              467,153        892,627         137,520        582,411
                                                     ========      =========         =======      =========
-------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                VA
------------------------------------------------------------------------------
                                                   6 months ended   Year ended
                                                      7/31/96       1/31/96
------------------------------------------------------------------------------
 Shares sold:
  Class A                                             223,468        369,049
  Class C                                              18,561         39,142
  Class R                                             165,250        336,826
 Shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                               9,169         10,624
  Class C                                               1,307          2,074
  Class R                                              88,523        186,098
                                                     --------      ---------
                                                      506,278        943,813
                                                     --------      ---------
 Shares redeemed:
  Class A                                             (24,243)       (52,547)
  Class C                                                 (50)        (5,359)
  Class R                                            (317,156)      (529,723)
                                                     --------      ---------
                                                     (341,449)      (587,629)
                                                     --------      ---------
 Net increase (decrease)                              164,829        356,184
                                                     ========      =========
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


                       3. DISTRIBUTIONS TO SHAREHOLDERS

                       On August 9, 1996, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on September 3, 1996, to shareholders of record on August 9, 1996, as follows:

----------------------------------------------------------------------------
                                   AZ           FL           MD          MI
----------------------------------------------------------------------------
 Dividend per share:
  Class A                  $     .0420  $     .0410  $     .0405  $    .0425
  Class C                        .0350        .0345        .0340       .0355
  Class R                        .0435        .0430        .0425       .0445
                           ===========  ===========  ===========  ==========
----------------------------------------------------------------------------


----------------------------------------------------------------
                                   NJ           PA           VA
----------------------------------------------------------------
 Dividend per share:
  Class A                  $     .0420  $     .0435  $     .0430
  Class C                        .0355        .0365        .0365
  Class R                        .0440        .0455        .0450
                           ===========  ===========  ===========
----------------------------------------------------------------

                       4. SECURITIES TRANSACTIONS

                       Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the six months ended July 31, 1996, were as follows:

-----------------------------------------------------------------------------------------------------
                                                      AZ            FL           MD           MI
-----------------------------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities              $ 3,291,056  $ 10,262,905  $ 3,186,028  $ 5,199,868
 Temporary municipal investments                    4,700,000     7,300,000    4,600,000    2,000,000

 SALES
 Investments in municipal securities                1,716,359     7,083,827    1,920,358    5,262,625
 Temporary municipal investments                    4,600,000     6,100,000    3,900,000    1,900,000
                                                  ===========  ============  ===========  ===========
-----------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

--------------------------------------------------------------------------------
                                                NJ          PA           VA
--------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities        $8,436,379  $19,485,655  $15,963,730
 Temporary municipal investments             9,700,000    8,200,000    5,805,000

 SALES
 Investments in municipal securities         4,218,392   21,327,024   14,212,239
 Temporary municipal investments             7,900,000   10,200,000    5,605,000
                                            ==========  ===========  ===========
--------------------------------------------------------------------------------

          At July 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

          At January 31, 1996, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

------------------------------------------------------------------------------
                                                     AZ        FL        MD
------------------------------------------------------------------------------
 Expiration year:
  2003                                            $127,444  $ 87,166  $203,995
  2004                                              17,690   141,494   377,963
                                                  --------  --------  --------
   Total                                          $145,134  $228,660  $581,958
                                                  ========  ========  ========
------------------------------------------------------------------------------

--------------------------------------------------------------------
                                                     NJ        PA
--------------------------------------------------------------------
 Expiration year:
  2003                                            $ 35,921  $377,256
  2004                                             419,632   468,676
                                                  --------  --------
   Total                                          $455,553  $845,932
                                                  ========  ========
--------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


          5. UNREALIZED APPRECIATION (DEPRECIATION)

          Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 1996, were as follows:

----------------------------------------------------------------------------------
                                    AZ           FL           MD           MI
----------------------------------------------------------------------------------
 Gross unrealized:
  Appreciation                  $  795,624   $2,136,894   $1,851,506   $1,071,352
  Depreciation                    (170,355)    (255,764)    (277,224)     (77,060)
                                ----------   ----------   ----------   ----------
 Net unrealized appreciation    $  625,269   $1,881,130   $1,574,282   $  994,292
                                ==========   ==========   ==========   ==========
----------------------------------------------------------------------------------

---------------------------------------------------------------------
                                    NJ           PA           VA
---------------------------------------------------------------------
 Gross unrealized:
  Appreciation                  $1,492,929   $2,208,247   $2,964,213
  Depreciation                    (493,355)    (175,994)    (216,875)
                                ----------   ----------   ----------
 Net unrealized appreciation    $  999,574   $2,032,253   $2,747,338
                                ==========   ==========   ==========
---------------------------------------------------------------------

          6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

          Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

------------------------------------------------------
 Average daily net asset value        Management fee
------------------------------------------------------
 For the first $125,000,000              .55 of 1%
 For the next $125,000,000             .5375 of 1
 For the next $250,000,000              .525 of 1
 For the next $500,000,000             .5125 of 1
 For the next $1,000,000,000              .5 of 1
 For net assets over $2,000,000,000     .475 of 1
------------------------------------------------------

          From inception of the Trusts on December 13, 1991 through July 31, 1996, the Adviser waived part of its management fees or reimbursed certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net asset value of each Fund, excluding any 12b-1 fees applicable to Class A and Class C. The Adviser has currently agreed to continue its fee waivers and expense reimbursements through July 31, 1997.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996


          The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

          7. COMPOSITION OF NET ASSETS

          At July 31, 1996, there were an unlimited number of $.01 par value shares authorized. Net assets consisted of:

----------------------------------------------------------------------------------------------------------------
                                                              AZ            FL           MD              MI
----------------------------------------------------------------------------------------------------------------
 Capital paid-in                                         $23,434,238   $61,101,976   $54,694,178    $31,699,688
 Balance of undistributed net investment income               10,053         9,856        20,950         13,519
 Accumulated net realized gain (loss) from investment
  transactions                                               (74,609)     (420,303)     (512,013)        45,053
 Net unrealized appreciation of investments                  625,269     1,881,130     1,574,282        994,292
                                                         -----------   -----------   -----------    -----------
  Net assets                                             $23,994,951   $62,572,659   $55,777,397    $32,752,552
                                                         ===========   ===========   ===========    ===========
----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                              NJ           PA            VA
-------------------------------------------------------------------------------------------------
 Capital paid-in                                         $57,838,337   $62,734,553   $63,590,890
 Balance of undistributed net investment income                5,899        67,522        24,321
 Accumulated net realized gain (loss) from investment
  transactions                                              (570,516)     (535,439)     (142,279)
 Net unrealized appreciation of investments                  999,574     2,032,253     2,747,338
                                                         -----------   -----------   -----------
  Net assets                                             $58,273,294   $64,298,889   $66,220,270
                                                         ===========   ===========   ===========
-------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


          8. INVESTMENT COMPOSITION

          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At July 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

---------------------------------------------------------------------------
                                    AZ         FL          MD          MI
---------------------------------------------------------------------------
 Revenue Bonds:
  Health Care Facilities            15%        17%         14%         21%
  Housing Facilities                10         19          22          16
  Water/Sewer Facilities            10         10           3          14
  Pollution Control                 11          2           6           7
  Educational Facilities            14          1           4           4
  Transportation                     2          6          10           4
  Lease Rental Facilities            7          1           5           3
  Electric Utilities                 2          7           1           3
  Other                              8          8           7           7
 General Obligation Bonds           16         13          15          16
 Escrowed Bonds                      5         16          13           5
                                   ---        ---         ---         ---
                                   100%       100%        100%        100%
                                   ===        ===         ===         ===
---------------------------------------------------------------------------

---------------------------------------------------------------
                                    NJ         PA          VA
---------------------------------------------------------------
 Revenue Bonds:
  Health Care Facilities            16%        27%         13%
  Housing Facilities                12         14          10
  Water/Sewer Facilities             5          -          22
  Pollution Control                 10         21           -
  Educational Facilities             5          5          10
  Transportation                     8          4          11
  Lease Rental Facilities            3          -           4
  Electric Utilities                 4          3           -
  Other                             11          9          11
 General Obligation Bonds           15         15          10
 Escrowed Bonds                     11          2           9
                                   ---        ---         ---
                                   100%       100%        100%
                                   ===        ===         ===
---------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996


          Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (50% for Arizona, 60% for Florida, 52% for Maryland, 37% for Michigan, 40% for New Jersey, 46% for Pennsylvania and 32% for Virginia). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

          Certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (100% for Arizona, 100% for Florida, 0% for Maryland, 0% for Michigan, 100% for New Jersey, N/A for Pennsylvania and 100% for Virginia).

          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                           Operating performance                 Less distributions
                                       ------------------------------       ----------------------------
                                                                 Net         Dividends
                                                        realized and         from tax-
                          Net asset            Net   unrealized gain        exempt net     Distributions         Net asset
                    value beginning     investment       (loss) from        investment              from      value end of
                          of period       income++     investments**            income     capital gains            period
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96                  $10.740          $.258           $ (.306)           $(.252)          $   ---           $10.440
Year ended 1/31,
  1996                       9.930           .503              .829             (.522)              ---            10.740
9/6/94 to
  1/31/95                   10.030           .203             (.086)            (.217)              ---             9.930
CLASS C
Six months ended
  7/31/96                   10.650           .217             (.307)            (.210)              ---            10.350
Year ended 1/31,
  1996                       9.840           .419              .830             (.439)              ---            10.650
9/9/94 to
  1/31/95                    9.940           .169             (.052)            (.217)              ---             9.840
CLASS R
Six months ended
  7/31/96                   10.670           .265             (.304)            (.261)              ---            10.370
Year ended 1/31,
  1996                       9.850           .529              .831             (.540)              ---            10.670
  1995                      10.880           .536            (1.026)            (.540)              ---             9.850
  1994                      10.050           .531              .853             (.522)            (.032)           10.880
  1993                       9.525           .438              .563             (.435)            (.041)           10.050
12/13/91 to
  1/31/92                    9.525            ---               ---               ---               ---             9.525
------------------------------------------------------------------------------------------------------------------------------------

See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996



------------------------------------------------------------------------------------------------------------------------------------
                                                                    Ratios/Supplemental data
------------------------------------------------------------------------------------------------------------------------------------

                                         Ratio of                Ratio of              Ratio of              Ratio of
                                      expenses to          net investment              expenses        net investment
Total return       Net assets             average       income to average        to average net     income to average    Portfolio
on net asset    end of period   net assets before       net assets before          assets after      net assets after     turnover
      value+   (in thousands)       reimbursement           reimbursement       reimbursement++       reimbursement++         rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      (.42)%          $ 4,684                 1.23%*               4.65%*                1.00%*                4.88%*           7%


     13.68              3,895                 1.31                 4.49                  1.00                  4.80             5


      1.24              1,124                 1.60*                4.68*                 1.00*                 5.28*           29



      (.82)               483                 1.98*                3.90*                 1.75*                 4.13*            7


     12.90                328                 2.11                 3.66                  1.75                  4.02             5


      1.25                 43                 3.51*                2.79*                 1.75*                 4.55*           29



      (.34)            18,828                  .98*                4.91*                  .75*                 5.14*            7


     14.09             19,533                 1.15                 4.72                   .75                  5.12             5

     (4.39)            16,554                 1.06                 5.12                   .75                  5.43            29

     14.07             16,140                 1.25                 4.48                   .75                  4.98            11

     10.71              8,026                 1.75*                3.94*                  .75*                 4.94*           43


         -                 15                    -                    -                     -                     -             -
------------------------------------------------------------------------------------------------------------------------------------

                                      61

FINANCIAL HIGHLIGHTS
(Unaudited)


SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------------------------------------------------
                                             Operating performance                 Less distributions
                                        --------------------------------------------------------------------
                                                           Net realized     Dividends from
                          Net asset            Net       and unrealized     tax-exempt net     Distributions     Net asset
                    value beginning     investment     gain (loss) from         investment      from capital     value end
                          of period       income++        investments**             income             gains     of period
--------------------------------------------------------------------------------------------------------------------------
FLORIDA
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96                   $10.560          $.252              $(.306)            $(.246)           $    -        $10.260
Year ended 1/31,
  1996                        9.730           .488                .840              (.498)                -         10.560
9/6/94 to
  1/31/95                     9.890           .193               (.148)             (.202)            (.003)         9.730
CLASS C
Six months ended
  7/31/96                    10.510           .207               (.290)             (.207)                -         10.220
Year ended 1/31,
  1996                        9.730           .413                .789              (.422)                -         10.510
9/16/94 to
  1/31/95                     9.720           .152                .021              (.163)                -          9.730
CLASS R
Six months ended
  7/31/96                    10.570           .256               (.298)             (.258)                -         10.270
Year ended 1/31,
  1996                        9.750           .518                .824              (.522)                -         10.570
  1995                       10.740           .508               (.985)             (.510)            (.003)         9.750
  1994                        9.960           .511                .779              (.510)                -         10.740
  1993                        9.525           .440                .431              (.436)                -          9.960
12/13/91 to
  1/31/92                     9.525              -                   -                  -                 -          9.525
--------------------------------------------------------------------------------------------------------------------------

See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
                                                                     Ratios/Supplemental data
                                 ------------------------------------------------------------------------------------------------
                                                                      Ratio of                              Ratio of
                                                    Ratio of    net investment           Ratio of     net investment
                        Total    Net assets      expenses to         income to           expenses          income to
                    return on        end of      average net       average net     to average net        average net    Portfolio
                    net asset    period (in    assets before     assets before       assets after       assets after     turnover
                       value+    thousands)    reimbursement     reimbursement    reimbursement++    reimbursement++         rate
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96              (.49)%       $ 8,927           1.06%*            4.70%*             1.00%*             4.76%*          12%
Year ended 1/31,
  1996                13.92           5,823           1.21              4.53               1.00               4.74            21
9/6/94 to
  1/31/95               .52           1,392           1.56*             4.52*              1.00*              5.08*            4
CLASS C
Six months ended
  7/31/96              (.77)            246           1.81*             3.95*              1.75*              4.01*           12
Year ended 1/31,
  1996                12.54             168           2.16              3.62               1.75               4.03            21
9/16/94 to
  1/31/95              1.84              78           2.84*             3.26*              1.75*              4.35*            4
CLASS R
Six months ended
  7/31/96              (.37)         53,399            .81*             4.95*               .75*              5.01*           12
Year ended 1/31,
  1996                14.05          55,318            .88              4.93                .75               5.06            21
  1995                (4.33)         52,538            .84              5.12                .75               5.21             4
  1994                13.22          48,254            .89              4.69                .75               4.83             3
  1993                 9.33          23,727           1.24*             4.35*               .75*              4.84*            1
12/13/91 to
  1/31/92                 -              15              -                 -                  -                  -             -
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)


SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:
--------------------------------------------------------------------------------------------------------------------------
                                             Operating performance                 Less distributions
                                        --------------------------------------------------------------------
                                                           Net realized     Dividends from
                          Net asset            Net       and unrealized     tax-exempt net     Distributions     Net asset
                    value beginning     investment     gain (loss) from         investment      from capital     value end
                          of period       income++        investments**             income             gains     of period
--------------------------------------------------------------------------------------------------------------------------
MARYLAND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96                   $10.430          $.254             $ (.281)            $(.243)           $    -        $10.160
Year ended 1/31,
  1996                        9.600           .483                .844              (.497)                -         10.430
9/6/94 to
  1/31/95                     9.840           .198               (.229)             (.207)            (.002)         9.600
CLASS C
Six months ended
  7/31/96                    10.420           .211               (.277)             (.204)                -         10.150
Year ended 1/31,
  1996                        9.590           .409                .842              (.421)                -         10.420
9/15/94 to
  1/31/95                     9.750           .160               (.153)             (.167)                -          9.590
CLASS R
Six months ended
  7/31/96                    10.440           .258               (.273)             (.255)                -         10.170
Year ended 1/31,
  1996                        9.610           .513                .838              (.521)                -         10.440
  1995                       10.620           .513              (1.008)             (.513)            (.002)         9.610
  1994                        9.910           .509                .727              (.503)            (.023)        10.620
  1993                        9.525           .442                .395              (.442)            (.010)         9.910
12/13/91 to
  1/31/92                     9.525              -                   -                  -                 -          9.525
--------------------------------------------------------------------------------------------------------------------------

See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996

---------------------------------------------------------------------------------------------------------------------------------
                                                                     Ratios/Supplemental data
                                 ------------------------------------------------------------------------------------------------
                                                                      Ratio of                              Ratio of
                                                    Ratio of    net investment           Ratio of     net investment
                        Total    Net assets      expenses to         income to           expenses          income to
                    return on        end of      average net       average net     to average net        average net    Portfolio
                    net asset    period (in    assets before     assets before       assets after       assets after     turnover
                       value+    thousands)    reimbursement     reimbursement    reimbursement++    reimbursement++         rate
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND
---------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96              (.24)%       $ 9,335           1.12%*            4.74%*             1.00%*             4.86%*           4%
Year ended 1/31,
  1996                14.07           6,860           1.33              4.41               1.00               4.74            17
9/6/94 to
  1/31/95              (.26)          1,605           1.59*             4.67*              1.00*              5.26*           35
CLASS C
Six months ended
  7/31/96              (.62)          1,712           1.87*             3.99*              1.75*              4.11*            4
Year ended 1/31,
  1996                13.24           1,438           2.06              3.73               1.75               4.04            17
9/15/94 to
  1/31/95               .12             860           1.86*             4.44*              1.75*              4.55*           35
CLASS R
Six months ended
  7/31/96              (.12)         44,730            .87*             5.00*               .75*              5.12*            4
Year ended 1/31,
  1996                14.33          47,389           1.04              4.78                .75               5.07            17
  1995                (4.58)         42,741            .89              5.14                .75               5.28            35
  1994                12.71          47,822            .86              4.74                .75               4.85             4
  1993                 8.96          28,283           1.02*             4.69*               .75*              4.96*           20
12/13/91 to
  1/31/92                 -              15              -                 -                  -                  -             -
---------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:


----------------------------------------------------------------------------------------------------------------------------
                                                Operating performance               Less distributions
                                            ------------------------------     ----------------------------
                                                                       Net      Dividends
                                                              realized and      from tax-
                              Net asset            Net     unrealized gain     exempt net     Distributions        Net asset
                        value beginning     investment         (loss) from     investment              from     value end of
                              of period       income++       investments**         income     capital gains           period
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN
----------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
   7/31/96                      $10.740          $.262             $(.307)        $(.255)            $   -           $10.440
Year ended 1/31,
   1996                           9.870           .510               .911          (.519)            (.032)           10.740
9/6/94 to
   1/31/95                       10.090           .204              (.209)         (.212)            (.003)            9.870
CLASS C
Six months ended
   7/31/96                       10.730           .216              (.303)         (.213)                -            10.430
Year ended 1/31,
   1996                           9.850           .430               .922          (.440)            (.032)           10.730
9/16/94 to
   1/31/95                        9.910           .161              (.050)         (.171)                -             9.850
CLASS R
Six months ended
   7/31/96                       10.750           .267              (.300)         (.267)                -            10.450
Year ended 1/31,
   1996                           9.880           .539               .906          (.543)            (.032)           10.750
   1995                          10.860           .529              (.972)         (.534)            (.003)            9.880
   1994                          10.060           .531               .808          (.528)            (.011)           10.860
   1993                           9.525           .456               .554          (.449)            (.026)           10.060
12/13/91 to
   1/31/92                        9.525              -                  -              -                 -             9.525
----------------------------------------------------------------------------------------------------------------------------

See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996



------------------------------------------------------------------------------------------------------------------------------------
                                                                    Ratios/Supplemental data
------------------------------------------------------------------------------------------------------------------------------------

                                         Ratio of                Ratio of              Ratio of              Ratio of
                                      expenses to          net investment              expenses        net investment
Total return       Net assets             average       income to average        to average net     income to average    Portfolio
on net asset    end of period   net assets before       net assets before          assets after      net assets after     turnover
      value+   (in thousands)       reimbursement           reimbursement       reimbursement++       reimbursement++         rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      (.40)%          $ 4,923              1.18%*                  4.73%*                1.00%*                4.91%*          16%

     14.68              4,027              1.35                    4.52                  1.00                  4.87            33

       .02                897              2.62*                   3.68*                 1.00*                 5.30*           35



      (.79)               265              1.93*                   3.98*                 1.75*                 4.16*           16

     13.96                231              2.08                    3.79                  1.75                  4.12            33

      1.18                 75              3.52*                   2.76*                 1.75*                 4.53*           35



      (.28)            27,564               .93*                   4.98*                  .75*                 5.16*           16


     14.93             30,126              1.05                    4.87                   .75                  5.17            33
     (3.98)            26,644               .96                    5.12                   .75                  5.33            35
     13.58             25,085              1.07                    4.67                   .75                  4.99             3
     10.80             14,684              1.62*                   4.19*                  .75*                 5.06*           32

         -                 15                 -                       -                     -                     -             -
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

----------------------------------------------------------------------------------------------------------------------------
                                    Operating performance              Less distributions
                              ----------------------------------------------------------------------
                                                             Net      Dividends
                                                    realized and      from tax-
                  Net asset               Net    unrealized gain      exempt net      Distributions            Net asset
                 value beginning   investment        (loss) from      investment               from         value end of
                       of period       income++    investments**          income      capital gains               period
----------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY
----------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Six months ended
    7/31/96          $10.400         $.261           $(.287)           $(.254)           $   --                 $10.120
 Year ended 1/31,
   1996                9.730          .519             .685             (.534)               --                  10.400
 9/6/94 to
  1/31/95             10.030          .205            (.209)            (.210)            (.086)                  9.730
 CLASS C
 Six months ended
    7/31/96           10.380          .227            (.292)            (.215)               --                  10.100
 Year ended 1/31,
   1996                9.710          .443             .683             (.456)               --                  10.380
 9/21/94 to
  1/31/95              9.770          .159            (.050)            (.169)               --                   9.710
 CLASS R
 Six months ended
    7/31/96           10.410          .266            (.280)            (.266)               --                  10.130
 Year ended 1/31,
   1996                9.740          .551             .677             (.558)               --                  10.410
   1995               10.710          .524            (.886)            (.522)            (.086)                  9.740
   1994                9.960          .513             .810             (.513)            (.060)                 10.710
   1993                9.525          .445             .431             (.441)               --                   9.960
 12/13/91 to
  1/31/92              9.525            --               --                --                --                   9.525

----------------------------------------------------------------------------------------------------------------------------
See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996


----------------------------------------------------------------------------------------------------------------------------
                                                      Ratios/Supplemental data
                   ---------------------------------------------------------------------------------------------------------
                                              Ratio of            Ratio of         Ratio of           Ratio of
                                           expenses to      net investment         expenses     net investment
    Total return       Net assets              average   income to average   to average net  income to average    Portfolio
    on net asset    end of period    net assets before   net assets before     assets after   net assets after     turnover
          value+   (in thousands)        reimbursement       reimbursement  reimbursement++    reimbursement++         rate
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------


        (.23)%          $13,890                1.16%*             4.86%*           1.00%*             5.02%*           8%

       12.63             10,661                1.25               4.85             1.00               5.10            39

         .02              2,741                1.31*              5.03*            1.00*              5.34*           32


        (.61)             1,939                1.91*              4.11*            1.75*              4.27*            8

       11.80              1,065                1.96               4.16             1.75               4.37            39

        1.16                464                2.00*              4.37*            1.75*              4.62*           32


        (.11)            42,445                 .91*              5.11*             .75*              5.27*            8

       12.88             43,304                 .98               5.20              .75               5.43            39
       (3.27)            39,582                 .89               5.18              .75               5.32            32
       13.60             36,462                 .98               4.61              .75               4.84            52
        9.36             16,208                1.43*              4.28*             .75*              4.96*            9

         --                  15                  --                 --               --                --            --

----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:


----------------------------------------------------------------------------------------------------------------------------------
                                                 Operating performance                   Less distributions
                                               ------------------------------------------------------------------
                                                                          Net       Dividends
                                                                 realized and       from tax-
                                 Net asset            Net     unrealized gain      exempt net       Distributions        Net asset
                           value beginning     investment         (loss) from      investment                from     value end of
                                 of period       income++       investments**          income       capital gains           period
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
  7/31/96                          $10.600          $.263              $(.247)         $(.246)              $ ----          $10.370
Year ended 1/31,
  1996                               9.750           .498                .862           (.510)                ----          10.600
9/6/94 to
  1/31/95                            9.920           .206               (.164)          (.212)                ----           9.750
CLASS C
Six months ended
  7/31/96                           10.480           .216               (.242)          (.204)                ----          10.250
Year ended 1/31,
  1996                               9.650           .417                .843           (.430)                ----          10.480
9/6/94 to
  1/31/95                            9.920           .176               (.235)          (.211)                ----           9.650
CLASS R
Six months ended
  7/31/96                           10.570           .267               (.239)          (.258)                ----          10.340
Year ended 1/31,
  1996                               9.730           .527                .846           (.533)                ----          10.570
  1995                              10.810           .531              (1.077)          (.534)                ----           9.730
  1994                              10.010           .533                .807           (.534)               (.006)         10.810
  1993                               9.525           .451                .481           (.443)               (.004)         10.010
12/13/91 to
  1/31/92                            9.525            ---                 ---             ---                  ---           9.525
----------------------------------------------------------------------------------------------------------------------------------

See notes on page 72.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                   JULY 31, 1996


-----------------------------------------------------------------------------------------------------------------------------------
                                                     Ratios/Supplemental data
                   ----------------------------------------------------------------------------------------------------------------
                                             Ratio of            Ratio of              Ratio of              Ratio of
                                          expenses to      net investment              expenses        net investment
Total return           Net assets             average   income to average        to average net     income to average    Portfolio
on net asset        end of period   net assets before   net assets before          assets after      net assets after     turnover
      value+       (in thousands)       reimbursement       reimbursement       reimbursement++       reimbursement++         rate
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
         .18%             $ 7,907                1.14%*              4.85%*                1.00%*                4.99%*         31%

       14.22                5,817                1.30                4.52                  1.00                  4.82           52

         .49                1,483                1.87*               4.56*                 1.00*                 5.43*          74

        (.22)               1,104                1.89*               4.09*                 1.75*                 4.23*          31

       13.27                1,101                2.14                3.70                  1.75                  4.09           52

        (.53)                 494                2.52*               3.90*                 1.75*                 4.67*          74

          30               55,287                 .88*               5.10*                  .75*                 5.23*          31

       14.40               57,345                 .96                4.93                   .75                  5.14           52
       (4.94)              51,499                 .91                5.27                   .75                  5.43           74
       13.67               48,720                 .94                4.82                   .75                  5.01            5
        9.97               23,680                1.25*               4.53*                  .75*                 5.03*          15

         ---                   15                 ---                 ---                   ---                   ---          ---
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:


----------------------------------------------------------------------------------------------------------------------------
                                                Operating performance               Less distributions
                                            ------------------------------     ----------------------------
                                                                       Net      Dividends
                                                              realized and      from tax-
                              Net asset            Net     unrealized gain     exempt net     Distributions        Net asset
                        value beginning     investment         (loss) from     investment              from     value end of
                              of period       income++       investments**         income     capital gains           period
----------------------------------------------------------------------------------------------------------------------------
VIRGINIA
----------------------------------------------------------------------------------------------------------------------------
CLASS A
Six months ended
   7/31/96                      $10.600          $.263             $(.255)        $(.258)           $    -           $10.350
Year ended 1/31,
   1996                           9.760           .509               .878          (.509)            (.038)           10.600
9/6/94 to
   1/31/95                        9.980           .201              (.207)         (.214)                -             9.760
CLASS C
Six months ended
   7/31/96                       10.570           .221              (.252)         (.219)                -            10.320
Year ended 1/31,
   1996                           9.740           .432               .868          (.432)            (.038)           10.570
9/8/94 to
   1/31/95                        9.950           .171              (.167)         (.214)                -             9.740
CLASS R
Six months ended
   7/31/96                       10.600           .268              (.248)         (.270)                -            10.350
Year ended 1/31,
   1996                           9.770           .537               .864          (.533)            (.038)           10.600
   1995                          10.740           .531              (.964)         (.537)                -             9.770
   1994                          10.030           .529               .726          (.527)            (.018)           10.740
   1993                           9.525           .439               .499          (.433)                -            10.030
12/13/91 to
   1/31/92                        9.525              -                  -              -                 -             9.525
----------------------------------------------------------------------------------------------------------------------------

*  Annualized.
** Net of taxes, if applicable (note 1).
+ Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. The total returns shown for Class A Shares do not include the effect of applicable front-end sales charges. The total returns shown for Class C Shares do not include the effect of applicable contingent deferred sales charges. Class R Shares are not subject to any front-end or contingent deferred sales charges.
++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser (note 6).

                                                                               NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                                                                JULY 31, 1996
-----------------------------------------------------------------------------------------------------------------------------
                                                             Ratios/Supplemental data
-----------------------------------------------------------------------------------------------------------------------------
                                           Ratio of             Ratio of           Ratio of             Ratio of
                                        expenses to       net investment           expenses       net investment
 Total return       Net assets              average    income to average     to average net    income to average    Portfolio
 on net asset    end of period    net assets before    net assets before       assets after     net assets after     turnover
       value+   (in thousands)        reimbursement        reimbursement    reimbursement++      reimbursement++         rate
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

         .11%          $ 7,894                 1.14%*               4.86%*             1.00%*               5.00%*        22%

       14.50             5,874                 1.20                 4.73               1.00                 4.93          42

         .01             2,215                 1.57*                4.70*              1.00*                5.27*         40


        (.27)              975                 1.89*                4.11*              1.75*                4.25*         22

       13.58               789                 1.92                 4.04               1.75                 4.21          42

         .10               378                 2.20*                4.12*              1.75*                4.57*         40


         .23            57,352                  .89*                5.11*               .75*                5.25*         22

       14.65            59,405                  .94                 5.04                .75                 5.23          42
       (3.92)           54,791                  .82                 5.33                .75                 5.40          40
       12.78            55,773                  .84                 4.94                .75                 5.03           7
       10.04            37,196                  .96*                4.71*               .75*                4.92*         12

           -                15                    -                    -                  -                    -           -
-----------------------------------------------------------------------------------------------------------------------------

Your
investment
partners

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers-Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.


[JOHN NUVEEN PHOTO APPEARS HERE]


For nearly 100 years,
Nuveen has earned its
reputation as a tax-free income
specialist by focusing on
municipal bonds


                                                [RECYCLED LOGO APPEARS HERE]


[LOGO OF NUVEEN]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
                                  OEFI-SEP96

Nuveen Tax-Free
Mutual Funds

Dependable tax-free
income for generations

ARIZONA

FLORIDA

MARYLAND

MICHIGAN

NEW JERSEY

PENNSYLVANIA

VIRGINIA


[PHOTO OF COUPLE APPEARS HERE]



ANNUAL REPORT/JANUARY 31, 1996

                                      CONTENTS
                                   3  Dear shareholder
                                   5  Answering your questions
                                   9  Fund performance
                                  16  Portfolio of investments
                                  39  Statement of net assets
                                  41  Statement of operations
                                  43  Statement of changes in net assets
                                  47  Notes to financial statements
                                  62  Financial highlights

Dear
shareholder

[PHOTO OF RICHARD J. FRANKE APPEARS HERE]

"Over time,
municipal bonds
have proven to
be a valuable
and dependable
component of
successful invest-
ment programs."

During 1995, we enjoyed a welcome rebound in the bond markets--a sharp contrast to 1994, which was one of the most volatile periods in bond market history. In fact, 1995 unfolded as one of the best years for bonds in a decade, as the bond market responded to a climate of slowing economic growth and diminished inflationary pressure.

  The changing profile of the bond market over the past two years serves to remind us that weathering the ups and downs of the markets is a normal part of the investment process. By maintaining a long-term perspective on your investments, you can minimize the impact of short-term fluctuations and keep the focus on achieving your goals. Municipal bond funds continue to play an integral role in helping investors reach those goals, offering the attractive tax-free income and solid total returns that they seek.

  Throughout the past year, we have kept our sights focused on successfully meeting your fund's objectives. As of January 31, 1996, the current annual SEC yield on offering price for R Shares for the mutual funds covered in this report ranged from 4.44% to 4.96%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 6.94% on taxable alternatives. The effect of state taxes further enhances the after-tax yield advantage provided by municipal bonds.

  Reflecting the rebound in the bond market, each of these funds reported gains in portfolio value since January 31, 1995. The 12-month total returns on net asset value, reflecting portfolio gains plus reinvested dividend income, ranged from 12.88% to 14.93%, which translate to 16.80% to 18.68% on a taxable-equivalent basis. This strong performance rewarded investors who had weathered the volatility of 1994, and reminds us again of the importance of municipal bonds to a well-rounded, long-term investment plan.

  As some of you may know, on June 30, 1996, I will be retiring as the chairman and chief executive officer of John Nuveen & Co. Incorporated, and as chairman of the board of the Nuveen Funds. As I look back over the 41 years I have spent at Nuveen, I'm proud to have been associated with a firm that holds integrity, honesty, and value as the cornerstones of its business. I'm confident that these traditions will continue to be the hallmarks of Nuveen.

  Over the past few years, I have been working closely with other Nuveen managers to ensure that the company and the funds continue to be guided by strong and talented management following my retirement. Timothy Schwertfeger has been named as my successor as Chief Executive Officer and Chairman of Nuveen, and Chairman of the Funds. He is currently Executive Vice President of Nuveen and President of the Nuveen Funds. I am very confident in his abilities and the abilities of the entire Nuveen management team.

  The transition in management has been well planned and it will have no effect on portfolio management, or the way dividends are set. Our management team is committed to continuing Nuveen's successful tradition of value investing and prudent management, helping our shareholders meet their needs for tax-free investment income with a full range of investment choices.

  Our focus will continue to be on building shareholder value, providing research-oriented management, and maintaining our leadership role in the municipal bond market. With this focus, we anticipate many more years of progress and accomplishment for our shareholders and our firm.

  I'd like to take this occasion to thank you for selecting Nuveen mutual fund investments.


Sincerely,


/s/ Richard J. Franke
Richard J. Franke
Chairman of the Board
March 15, 1996

Answering your questions

  Tom Spalding, head of Nuveen's portfolio management team, discusses factors affecting the municipal market and efforts made to provide value for shareholders.

 How did the investment climate over the past year affect municipal bonds?

In 1995, the combination of slow economic growth and low inflation created the ideal environment for bond markets, which responded with a sustained rally. Citing the lack of significant inflation, the Federal Reserve Board moved to cut interest rates in July and December 1995 and again at the end of January 1996. This succession of rate cuts helped to bring down long-term municipal bond yields by almost 150 basis points over the year and increase net asset values. The municipal bond rebound was somewhat less than that of taxable bonds due to the high-profile discussion of major tax reform legislation--and concern about the potential impact of this legislation on tax-free investments. Yet in 1995, most Nuveen mutual funds enjoyed taxable-equivalent total returns of 17% or better.

[PHOTO OF TOM SPALDING APPEARS HERE]

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.


 What was Nuveen's approach to investing during this period?

During 1995, we continued to pursue our philosophy of value investing, a disciplined approach designed to deliver above-market performance by emphasizing securities that offer good intrinsic value but that are underpriced or undervalued by the market. This approach was rewarded over the past year, as we saw many of our portfolio holdings upgraded by the rating agencies, confirming that our Research Department's judgments about credit quality were on target. We also moved to protect current income by investing more of our portfolio in non-callable bonds when possible. These bonds are cannot be redeemed before maturity so that their yield is assured for the long term in the event of falling interest rates. As is our policy, we continue to invest only in investment-grade quality securities.

 Has Nuveen made any major investment changes over the past year?

No. In the search for income and total return, our value investing approach continues to concentrate on individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to other bonds in the market. Because attractive issues may appear any time over the course of the year, we are constantly vigilant for new opportunities, with the goal of ensuring that the funds are always positioned to meet their objectives: as high a level of current tax-free income as is consistent with preservation of capital. This means that our analysts continuously assess investment possibilities across the entire spectrum of geographical and sector opportunities nationwide. Currently, we favor revenue bonds for essential services (such as those issued by water and sewer facilities and utilities, especially public power authorities providing electricity at competitive rates). We have reduced our positions in general obligation bonds issued by counties and cities, which have suffered strained financial backing as the result of spending cuts at the state and federal levels.

 What does Nuveen see as the impact of the flat tax proposals on the municipal market?

Because of the implications for tax-free investments such as municipal bonds and bond funds, we have been closely monitoring the various flat tax proposals currently being debated in Congress. While election-year politics have focused a spotlight on the debate, it is important to note that none of the proposals currently under discussion has gained a strong consensus. In addition, implementation of any measure that manages to pass both houses is almost certainly two years--or more--away.

  Given the uncertainty surrounding this issue, Nuveen has taken the position that it is inadvisable to manage our funds toward one specific outcome. Instead, we continue to believe that pursuing our value investing philosophy is the optimal way to meet our investors' objectives. We believe that this approach offers investors greater price stability during volatile markets. Once the tax issue is resolved, we're confident that municipal bonds--because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. We will continue to monitor developments in the tax debate as well as changes in other economic and political conditions while keeping our focus on achieving the objectives of your fund.


What is Nuveen's market outlook for 1996?

Although inflation currently remains low and economic growth is moderating, we continue to watch these factors for potential changes and impact on the bond market. During this election year, we're also closely monitoring any changes in economic and tax policy that may impact the municipal market. The fundamentals in the long term are sound with the supply of municipal bonds down from past years, and a growing number of individual investors seeking to diversify their portfolios, and to increase their tax-free income.

NUVEEN ARIZONA TAX-FREE
VALUE FUND

Arizona

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Arizona Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]


                                      Tax-Adjusted
            Lehman Brothers         Lehman Brothers       Nuveen AZ Tax-Free
          Municipal Bond Index    Municipal Bond Index        Value Fund
  1.92           10,000                  10,000                  9,525
  7.92           10,698                  10,698                 10,321
  1.93           10,983                  10,959                 10,545
  7.93           11,643                  11,618                 11,222
  1.94           12,328                  12,277                 12,029
  7.94           11,861                  11,811                 11,400
  1.95           11,890                  11,815                 11,502
  7.95           12,796                  12,716                 12,316
  1.96           13,681                  13,574                 13,123

___ Lehman Brothers Municipal Bond Index - Total $13,681
- - Tax-Adjusted Lehman Brothers Municipal Bond Index
    (reduced by state tax effects) - Total $13,574
___ Nuveen AZ Tax-Free Value Fund - Total $13,123
    ($13,777 if purchased at NAV)
Past performance is not predictive of future performance

-------------------------------------------------------------------
                                     ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------
                                 1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares on NAV                  14.09%     7.57%         8.51%
A Shares on NAV                  13.68%       N/A        10.55%+
A Shares on offering price**      8.56%       N/A         6.97%+
C Shares on NAV                  12.90%       N/A        10.07%+


The fund's current dividend of 4.35 cents per share for Class R Shares translated into a distribution yield of 4.89% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 39.5% combined state and federal income tax bracket would have to earn 8.08% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.32% from a year ago. The average annual total return on NAV for this class was 14.09%, which translates into a taxable-equivalent total return of 17.76%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN FLORIDA TAX-FREE
VALUE FUND

Florida

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Florida Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]


          Lehman Brothers
          Municipal Bond     Nuveen FL Tax-Free
              Index              Value Fund
  1.92        10,000                9,525
  7.92        10,698               10,167
  1.93        10,983               10,414
  7.93        11,643               11,064
  1.94        12,328               11,791
  7.94        11,861               11,162
  1.95        11,890               11,281
  7.95        12,796               12,012
  1.96        13,681               12,867


___ Lehman Brothers Municipal Bond Index - Total $13,681
___ Nuveen FL Tax-Free Value Fund - Total $12,867
    ($13,509 if purchased at NAV)
Past performance is not predictive of future performance


-------------------------------------------------------------------
                                      ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------
                                1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares on NAV                 14.05%    7.31%          7.97%
A Shares on NAV                 13.92%      N/A         10.15%+
A Shares on offering price**     8.79%      N/A          6.59%+
C Shares on NAV                 12.54%      N/A         10.43%+
-------------------------------------------------------------------


The fund's current dividend of 4.30 cents per share for Class R Shares translated into a distribution yield of 4.88% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 36% federal income tax bracket would have to earn 7.63% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.41% from a year ago. The average annual total return on NAV for this class was 14.05%, which translates into a taxable-equivalent total return of 17.13%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN MARYLAND TAX-FREE
VALUE FUND

Maryland

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Maryland Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

          Lehman Brothers       Tax-Adjusted
          Municipal Bond      Lehman Brothers      Nuveen MD Tax-Free
              Index         Municipal Bond Index       Value Fund
  1.92        10,000               10,000                 9,525
  7.92        10,698               10,698                10,173
  1.93        10,983               10,960                10,379
  7.93        11,643               11,619                11,101
  1.94        12,328               12,279                11,698
  7.94        11,861               11,814                11,142
  1.95        11,890               11,818                11,163
  7.95        12,796               12,718                12,055
  1.96        13,681               13,573                12,762


___ Lehman Brothers Municipal Bond Index - Total $13,681
- - Tax-Adjusted Lehman Brothers Municipal Bond Index
    (reduced by state tax effects) - Total $13,573
___ Nuveen MD Tax-Free Value Fund - Total $12,762
    ($13,398 if purchased at NAV)
Past performance is not predictive of future performance


-------------------------------------------------------------------
                                      ANNUALIZED TOTAL RETURN
                                 1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares on NAV                  14.33%    7.14%         7.74%
A Shares on NAV                  14.07%      N/A         9.64%+
A Shares on offering price**      8.94%      N/A         6.10%+
C Shares on NAV                  13.24%      N/A         9.55%+
-------------------------------------------------------------------


The fund's current dividend of 4.25 cents per share for Class R Shares translated into a distribution yield of 4.89% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 39% combined state and federal income tax bracket would have to earn 8.02% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.64% from a year ago. The average annual total return on NAV for this class was 14.33%, which translates into a taxable-equivalent total return of 17.87%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN MICHIGAN TAX-FREE
VALUE FUND

Michigan

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Michigan Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]
                            Tax-Adjusted
          Lehman Brothers  Lehman Brothers   Nuveen MI
             Municipal        Municipal       Tax-Free
            Bond Index       Bond Index      Value Fund
  1.92        10,000           10,000           9,525
  7.92        10,698           10,698          10,346
  1.93        10,983           10,946          10,554
  7.93        11,643           11,604          11,297
  1.94        12,328           12,249          11,987
  7.94        11,861           11,785          11,479
  1.95        11,890           11,778          11,511
  7.95        12,796           12,676          12,355
  1.96        13,681           13,517          13,230


___ Lehman Brothers Municipal Bond Index - Total $13,681
- - Tax-Adjusted Lehman Brothers Municipal Bond Index
    (reduced by state tax effects) - Total $13,517
___ Nuveen MI Tax-Free Value Fund - Total $13,230
    ($13,890 if purchased at NAV)
Past performance is not predictive of future performance


-------------------------------------------------------------------
                                      ANNUALIZED TOTAL RETURN
                                 1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares on NAV                  14.93%    7.83%          8.74%
A Shares on NAV                  14.68%      N/A         10.28%+
A Shares on offering price**      9.52%      N/A          6.72%+
C Shares on NAV                  13.96%      N/A         10.92%+
-------------------------------------------------------------------


The fund's current dividend of 4.45 cents per share for Class R Shares translated into a distribution yield of 4.97% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 40% combined state and federal income tax bracket would have to earn 8.28% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.81% from a year ago. The average annual total return on NAV for this class was 14.93%, which translates into a taxable-equivalent total return of 18.68%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN NEW JERSEY TAX-FREE
VALUE FUND

New Jersey

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen New Jersey Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]

          Lehman Brothers       Tax-Adjusted
          Municipal Bond      Lehman Brothers      Nuveen NJ Tax-Free
              Index         Municipal Bond Index       Value Fund
  1.92        10,000               10,000                 9,525
  7.92        10,698               10,698                10,234
  1.93        10,983               10,953                10,416
  7.93        11,643               11,612                11,064
  1.94        12,328               12,265                11,833
  7.94        11,861               11,800                11,370
  1.95        11,890               11,798                11,447
  7.95        12,796               12,697                12,175
  1.96        13,681               13,545                12,922


___ Lehman Brothers Municipal Bond Index - Total $13,681
- - Tax-Adjusted Lehman Brothers Municipal Bond Index
    (reduced by state tax effects) - Total $13,545
___ Nuveen NJ Tax-Free Value Fund - Total $12,922
    ($13,566 if purchased at NAV)
Past performance is not predictive of future performance


-------------------------------------------------------------------
                                      ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------
                                 1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares on NAV                  12.88%     7.45%        8.08%
A Shares on NAV                  12.63%       N/A        8.87%+
A Shares on offering price**      7.56%       N/A        5.35%+
C Shares on NAV                  11.80%       N/A        9.46%+
-------------------------------------------------------------------


The fund's current dividend of 4.60 cents per share for Class R Shares translated into a distribution yield of 5.30% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 40% combined state and federal income tax bracket would have to earn 8.83% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 6.88% from a year ago. The average annual total return on NAV for this class was 12.88%, which translates into a taxable-equivalent total return of 16.80%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN PENNSYLVANIA TAX-FREE
VALUE FUND

Pennsylvania

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Pennsylvania Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]


          Lehman Brothers       Tax-Adjusted
          Municipal Bond      Lehman Brothers      Nuveen PA Tax-Free
              Index         Municipal Bond Index       Value Fund
  1.92        10,000               10,000                 9,525
  7.92        10,698               10,698                10,255
  1.93        10,983               10,969                10,475
  7.93        11,643               11,629                11,199
  1.94        12,328               12,300                11,906
  7.94        11,861               11,834                11,246
  1.95        11,890               11,849                11,319
  7.95        12,796               12,752                12,173
  1.96        13,681               13,620                12,949


___ Lehman Brothers Municipal Bond Index - Total $13,681
- - Tax-Adjusted Lehman Brothers Municipal Bond Index
    (reduced by state tax effects) - Total $13,620
___ Nuveen PA Tax-Free Value Fund - Total $12,949
    ($13,595 if purchased at NAV)
Past performance is not predictive of future performance


-------------------------------------------------------------------
                                      ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------
                                 1 year   3 years   Since inception
-------------------------------------------------------------------
R Shares                         14.40%     7.33%         8.14%
A Shares                         14.22%       N/A        10.33%+
A Shares on offering price**      9.08%       N/A         6.76%+
C Shares                         13.27%       N/A         8.88%+
-------------------------------------------------------------------


The fund's current dividend of 4.30 cents per share for Class R Shares translated into a distribution yield of 4.88% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 38% combined state and federal income tax bracket would have to earn 7.87% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.63% from a year ago. The average annual total return on NAV for this class was 14.40%, which translates into a taxable-equivalent total return of 17.84%.



* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.
** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.
+ Life of class; Class A Shares and Class C Shares were first issued on or after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

NUVEEN VIRGINIA TAX-FREE VALUE FUND

Virginia

INDEX COMPARISON
Comparison of Change in Value of a $10,000 Investment in Nuveen Virginia Tax-Free Value Fund R Shares* and Lehman Brothers Municipal Bond Index

[GRAPH APPEARS HERE]



                        Lehman Brothers        Tax-Adjusted             Nuveen VA
                        Municipal Bond        Lehman Brothers           Tax-Free
                             Index          Municipal Bond Index       Value Fund
                        ---------------     --------------------       ----------
       1/92                 10,000                  10,000                 9,525
       7/92                 10,698                  10,698                10,264
       1/93                 10,983                  10,957                10,481
       7/93                 11,643                  11,615                11,157
       1/94                 12,328                  12,272                11,820
       7/94                 11,861                  11,807                11,281
       1/95                 11,890                  11,807                11,357
       7/95                 12,796                  12,707                12,149
       1/96                 13,681                  13,557                13,021

       Lehman Brothers Municipal Bond Index -- Total $13,681

       Tax-Adjusted Lehman Brothers Municipal Bond Index (reduced by state tax effects)-- Total $13,557

       Nuveen VA Tax-Free Value Fund -- Total $13,021 ($13,670 if purchased at
       NAV)

Past performance is not predictive of future performance


                                      ANNUALIZED TOTAL RETURN
                                1 year   3 years   Since inception
R Shares on NAV                  14.65%     7.51%       8.29%
A Shares on NAV                  14.50%       N/A      10.14%+
A Shares on offering price**      9.35%       N/A       6.58%+
C Shares on NAV                  13.58%       N/A       9.63%+

The fund's current dividend of 4.50 cents per share for Class R Shares translated into a distribution yield of 5.09% as of January 31, 1996. The annual distribution yield is calculated by multiplying the dividend by 12, and dividing this number by the current offering price. Investors in the 39.5% combined state and federal income tax bracket would have to earn 8.41% on a taxable investment to match this tax-free yield.

  During the fiscal year, your fund's net asset value (for Class R Shares) increased by 8.50% from a year ago. The average annual total return on NAV for this class was 14.65%, which translates into a taxable-equivalent total return of 18.30%.

* One-year, 3-year and life of fund total return figures for Class R Shares are not representative for Class A Shares or Class C Shares because they do not take into account (1) the difference between the maximum front-end sales charge applicable to Class R Shares (none), Class A Shares (4.50%) and Class C Shares
(none); (2) the .25% annual 12b-1 service fee applicable to Class A and Class C Shares; (3) the .75% annual 12b-1 distribution fee to be deducted from income with respect to Class C Shares; and (4) other class-level expenses applicable to Class A Shares and Class C Shares.

** Maximum public offering price, which includes sales charges, which are reduced for purchases over $50,000 and waived for reinvestment of dividends.

+ Life of class; Class A Shares and Class C Shares were first issued at different times after September 6, 1994.

The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to R Shares at the time (4.75%) and all ongoing fund expenses.

PORTFOLIO OF INVESTMENTS

ARIZONA

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   250,000     Arizona Certificates of Participation,
                 6.250%, 9/01/10                                               9/02 at 102             Aaa               $  272,493
                Arizona Educational Loan Marketing Corporation,
                 Alternative Minimum Tax:
    200,000      7.000%, 3/01/05                                               3/02 at 101               A                  210,860
    100,000      6.375%, 9/01/05                                               9/02 at 101              Aa                  105,202
    300,000     Arizona Health Facilities Authority (Phoenix Baptist
                 Hospital and Medical Center), 6.250%, 9/01/11                 9/03 at 100             Aaa                  324,888
    200,000     Arizona Municipal Financing Program, Certificates
                 of Participation, 7.700%, 8/01/10                            No Opt. Call             Aaa                  248,448
    200,000     Arizona State Transportation Board,
                 6.500%, 7/01/11 (Pre-refunded to 7/01/02)                 7/02 at 101 1/2             Aaa                  228,050
    700,000     Arizona State University Research Park,
                 5.000%, 7/01/21                                               7/06 at 100             Aaa                  673,190
                Arizona State University:
    500,000      5.750%, 7/01/12                                               7/02 at 101              AA                  514,705
    500,000      5.500%, 7/01/19                                               7/02 at 101              AA                  500,730
    500,000     Arizona Student Loan Acquisition Authority,
                 Alternative Minimum Tax, 6.600%, 5/01/10                      5/04 at 102              Aa                  518,205
                Arizona Wastewater Management Authority:
    175,000      5.950%, 7/01/12                                               7/02 at 102             Aaa                  185,719
    250,000      5.750%, 7/01/15                                               7/05 at 102             Aaa                  261,385
    700,000     Apache County Public Finance Corporation,
                 Certificates of Participation, 5.500%, 5/01/10                5/00 at 102               A                  714,119
    195,000     Central Arizona Water Conservation District,
                 6.500%, 11/01/11 (Pre-refunded to 5/01/01)                    5/01 at 102             AA-                  219,646
    300,000     Cochise County Unified School District No. 68,
                 General Obligation, 7.500%, 7/01/10                          No Opt. Call             Aaa                  382,296
    250,000     Coconino and Yavapai Counties, Joint Unified School
                 District No. 9, 6.750%, 7/01/07                               7/01 at 101              A-                  273,245
    550,000     Douglas Municipal Property Corporation,
                 5.750%, 7/01/15                                               7/05 at 101             Aaa                  574,294
    280,000     Eloy Municipal Property Corporation,
                 7.000%, 7/01/11                                               7/02 at 101             BBB                  301,034
    375,000     Maricopa Rural Road Improvement District,
                 6.900%, 7/01/05                                               7/99 at 101             N/R                  396,461
    300,000     Maricopa County Hospital District No. 1,
                 6.250%, 6/01/10                                               6/04 at 101             Aaa                  328,662
    500,000     Maricopa County Industrial Development Authority
                 (Samaritan Health Services), 7.000%, 12/01/16                No Opt. Call             Aaa                  622,100
    600,000     Maricopa County Industrial Development Authority
                 (Baptist Hospital), 5.500%, 9/01/16                           9/05 at 101             Aaa                  603,804
                Maricopa County School District No. 28,
                 General Obligation:
    265,000      6.000%, 7/01/12 (Pre-refunded to 7/01/02)                     7/02 at 100             Aaa                  291,733
     50,000      6.000%, 7/01/12                                               7/02 at 100             Aaa                   52,784
-----------------------------------------------------------------------------------------------------------------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996


-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                     PROVISIONS*      RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   200,000     Maricopa County Unified School District No. 41,
                 6.500%, 7/01/08 (Pre-refunded to 7/01/02)                     7/02 at 100             Aaa               $  225,750
    250,000     Maricopa County Unified School District No. 69
                 (Paradise Valley), 6.500%, 7/01/09
                 (Pre-refunded to 7/01/01)                                     7/01 at 100             Aaa                  278,998
    500,000     Mohave County Industrial Development Authority
                 (Citizens Utilities Company), Alternative
                 Minimum Tax, 6.600%, 5/01/29                                 11/03 at 101             AAA                  528,845
                Navajo County Pollution Control Corporation
                 (Arizona Public Service Company):
  1,000,000      5.875%, 8/15/28                                               8/03 at 102            Baa1                  993,510
    750,000      5.500%, 8/15/28                                               8/03 at 102             Aaa                  747,165
    425,000     Peoria Improvement District (North Valley Power
                 Center), 7.300%, 1/01/12                                      1/03 at 101             BBB                  461,835
    200,000     Phoenix General Obligation, 6.500%, 7/01/11
                 (Pre-refunded to 7/01/99)                                     7/99 at 102             AA+                  220,116
    250,000     Phoenix Civic Improvement Corporation, Airport
                 Terminal Excise Tax, Alternative Minimum Tax,
                 7.800%, 7/01/11                                               7/97 at 102             AA+                  266,505
    295,000     Phoenix Housing Finance Corporation FHA-Insured,
                 6.500%, 7/01/24                                               7/02 at 101             Aaa                  305,310
                Phoenix Civic Improvement Corporation, Wastewater
                 System:
  1,000,000      5.000%, 7/01/18                                               7/04 at 102              A1                  950,180
    400,000      6.125%, 7/01/23 (Pre-refunded to 7/01/03)                     7/03 at 102             AAA                  452,028
    200,000     Phoenix Industrial Development Authority,
                 FHA-Insured (Chris Ridge Village Project),
                 6.750%, 11/01/12                                             11/02 at 101             AAA                  212,054
    300,000     Phoenix Junior Lien Street and Highway,
                 6.250%, 7/01/11                                               7/02 at 102              A+                  320,919
    500,000     Phoenix Industrial Development Authority, GNMA
                 (Meadow Glen Apartments), 5.800%, 8/20/28                     2/03 at 102             Aaa                  498,530
    485,000     Phoenix Industrial Development Authority, Single
                 Family Mortgage, Alternative Minimum Tax,
                 6.150%, 12/01/08                                              6/05 at 102             AAA                  489,641
                Phoenix Industrial Development Authority
                 (John C. Lincoln Hospital and Health Center):
    500,000      6.000%, 12/01/10                                             12/03 at 102            BBB+                  517,530
    500,000      6.000%, 12/01/14                                             12/03 at 102            BBB+                  497,495
    290,000     Pima County Industrial Development Authority
                 (Tucson Electric), 7.250%, 7/15/10                            1/02 at 103             Aaa                  328,999
    300,000     Pima County Unified School District No. 1,
                 General Obligation, 6.100%, 7/01/12                           7/02 at 102             Aaa                  321,852
-----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   500,000     Pima County, Single Family Mortgage,
                 6.500%, 2/01/17                                               8/05 at 102               A              $   515,525
                Pinal County, Certificates of Participation:
    300,000      6.375%, 6/01/06                                               6/02 at 100              AA                  329,895
    200,000      6.500%, 6/01/09                                               6/02 at 100              AA                  215,810
                Salt River Project Agricultural Improvement and
                 Power District:
    300,000      5.750%, 1/01/19                                               1/02 at 100              Aa                  302,748
    280,000      5.750%, 1/01/20                                               3/96 at 100              Aa                  279,997
    225,000     Tempe General Obligation, 6.000%, 7/01/08                      7/02 at 101             AA+                  242,118
    500,000     Tempe Industrial Development Authority,
                 Multi-Family Housing, FHA-Insured
                 (Quadrangles Village Apartments),
                 6.250%, 6/01/26                                               6/03 at 102             AAA                  513,815
    600,000     Tempe Union High School District No. 213,
                 General Obligation, 6.000%, 7/01/12                           7/04 at 101             Aaa                  643,674
    500,000     Tucson General Obligation, 6.250%, 7/01/18                     7/04 at 101             Aaa                  544,885
    575,000     Tucson Airport Authority, 5.700%, 6/01/13                      6/03 at 102             Aaa                  591,376
    250,000     Tucson Local Business Development Finance
                 Corporation, 6.250%, 7/01/12                                  7/02 at 102             Aaa                  272,115
    300,000     University of Arizona, 6.250%, 6/01/11                         6/02 at 102              AA                  323,064
    335,000     Yavapai County Community College,
                 6.000%, 7/01/12                                               7/03 at 101              A-                  349,076
    675,000     Yuma County Union High School District No. 70,
                 General Obligation, 5.700%, 7/01/06                           7/02 at 101             Aaa                  720,285
-----------------------------------------------------------------------------------------------------------------------------------
$22,125,000     Total Investments--(Cost $21,884,694)--97.9%                                                             23,265,698
===========------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities--2.1%                                                                         490,183
-----------------------------------------------------------------------------------------------------------------------------------
                Net Assets--100%                                                                                        $23,755,881
===================================================================================================================================

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET               MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  31            $12,725,168                   55%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                  13              4,038,741                   17
PORTFOLIO OF                        A+                           A1                   2              1,271,099                    5
INVESTMENTS:                     A, A-                    A, A2, A3                   5              2,062,825                    9
                       BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                   5              2,771,404                   12
                             Non-rated                    Non-rated                   1                396,461                    2
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                57            $23,265,698                  100%
===================================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

FLORIDA

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   300,000     Florida Department of General Services, General
                 Obligation, 6.600%, 7/01/17                                   7/02 at 101              Aa              $   332,154
  2,500,000     Florida Housing Finance Agency, Alternative
                 Minimum Tax, 6.875%, 8/01/26                                  2/05 at 102             Aaa                2,672,225
    750,000     Florida Housing Finance Agency, 6.400%, 6/01/24                6/02 at 103             AAA                  776,003
     30,000     Florida Housing Finance Agency, Home Ownership
                 (GNMA), Alternative Minimum Tax,
                 8.595%, 11/01/18                                             No Opt. Call             AAA                   31,802
                Florida Municipal Power Agency:
  1,000,000      6.250%, 10/01/21 (Pre-refunded to 10/01/02)                  10/02 at 102             Aaa                1,135,100
  1,145,000      6.000%, 10/01/27 (Pre-refunded to 10/01/02)                  10/02 at 102             Aaa                1,283,179
  1,000,000     Florida Municipal Power Agency, St. Lucie Project,
                 5.500%, 10/01/12                                             10/02 at 102             Aaa                1,022,390
                Florida State Board of Education:
  1,160,000      7.100%, 6/01/07                                              No Opt. Call             Aaa                1,276,766
  2,250,000      5.875%, 6/01/20                                               6/05 at 101              Aa                2,338,110
    460,000      7.250%, 6/01/23 (Pre-refunded to 6/01/00)                     6/00 at 102             Aaa                  527,450
  2,680,000      7.250%, 6/01/23                                               6/00 at 102              Aa                3,007,255
  1,650,000     Florida Turnpike Authority,
                 6.350%, 7/01/22 (Pre-refunded to 7/01/02)                     7/02 at 101             Aaa                1,863,279
    300,000     Brevard County Educational Facilities Authority
                 (Florida Institute of Technology),
                 6.875%, 11/01/22                                             11/02 at 102             BBB                  308,484
    600,000     Broward County Housing Finance Authority
                 (Lakeside Apartments), 7.000%, 2/01/25                        2/05 at 102             AAA                  647,310
    190,000     Cape Coral Health Facilities Authority
                 (Cape Coral Medical Center), 8.125%, 11/01/08                No Opt. Call             Aaa                  212,589
  1,000,000     Dade County (Miami International Airport),
                 Alternative Minimum Tax, 6.550%, 10/01/13                    10/02 at 102             Aaa                1,096,780
    115,000     Dade County Housing Finance Authority, Single
                 Family Mortgage,
                 Alternative Minimum Tax, 7.250%, 9/01/23                      3/01 at 102             Aaa                  121,089
  2,480,000     Dade County (Jackson Memorial Hospital),
                 4.875%, 6/01/15                                               6/03 at 102             Aaa                2,348,982
    470,000     Dade County Special Housing (City of Miami
                 Developments), 12.000%, 7/01/12                               3/96 at 102               A                  482,220
    255,000     Dade County (Courthouse Center), 6.300%, 4/01/14               4/04 at 102               A                  274,717
    250,000     Dade County Health Facilities Authority
                 (South Miami Hospital),
                 7.000%, 10/01/18 (Pre-refunded to 10/01/99)                  10/99 at 102             Aaa                  281,388
    300,000     Dade County Health Facilities Authority (North
                 Shore Medical Center), 6.500%, 8/15/15                        8/02 at 102             Aaa                  326,976
  1,000,000     Davie Water and Sewer System, 6.250%, 10/01/17                10/02 at 102             Aaa                1,073,510
-----------------------------------------------------------------------------------------------------------------------------------

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$   600,000     Daytona Beach Water and Sewer System,
                 6.000%, 11/15/14                                             11/02 at 102             Aaa              $    636,288
  1,600,000     Dunedin (Mease Health Care), 5.375%, 11/15/13                 11/03 at 101             Aaa                 1,615,632
                Escambia County Housing Finance Authority,
                 Single Family Mortgage,
                 Alternative Minimum Tax:
    325,000      6.900%, 4/01/20                                              10/02 at 102             Aaa                  340,727
  2,000,000      6.950%, 10/01/27                                              4/05 at 102             Aaa                2,098,140
    500,000     Escambia County School Board, Certificates of
                 Participation, 6.375%,  2/01/12                               2/02 at 100             Aaa                  536,735
    500,000     Gainesville Utility System, 6.500%, 10/01/22                  10/02 at 102              Aa                  549,080
  1,200,000     Hillsborough County Industrial Development
                 Authority, Pollution
                 Control (Tampa Electric), 8.000%, 5/01/22                     5/02 at 103             Aa2                1,439,112
    250,000     Hillsborough County, Capital Improvement (Museum
                 of Science and Industry),
                 6.400%, 1/01/12 (Pre-refunded to 1/01/00)                     1/00 at 102               A                  275,633
    250,000     Hollywood Water and Sewer System,
                 6.875%, 10/01/21 (Pre-refunded to 10/01/01)                  10/01 at 102             Aaa                  288,305
                Jacksonville Electric Authority:
    470,000      7.500%, 10/01/02                                         10/97 at 101-1/2             Aa1                  503,224
    500,000      5.500%, 10/01/14                                             10/02 at 101             Aa1                  501,975
    790,000      5.250%, 10/01/21                                             10/02 at 101             Aa1                  766,648
  1,000,000      5.250%, 10/01/28                                             10/02 at 101             Aa1                  967,340
    250,000     Jacksonville Excise Taxes, 6.500%, 10/01/13                   10/02 at 102             Aaa                  276,795
    605,000     Jacksonville Health Facilities Authority
                 (Daughters of Charity Health System--St. Vincent),
                 7.500%, 11/01/15 (Pre-refunded to 11/01/00)                  11/00 at 102             Aaa                  706,900
    375,000     Jacksonville Water and Sewer (Jacksonville Suburban
                 Utilities Corporation), Alternative Minimum Tax,
                 6.750%, 6/01/22                                               6/02 at 102              A2                  409,174
    250,000     Jupiter Water System, 6.250%, 10/01/18                        10/01 at 102             Aaa                  266,320
  1,300,000     Kissimmee Utility Authority, Electric System,
                 5.375%, 10/01/12                                             10/03 at 102             Aaa                1,322,451
  1,000,000     Manatee County Housing Finance Authority,
                 Single Family Mortgage, Alternative Minimum Tax,
                 7.600%, 11/01/26                                             11/05 at 105             Aaa                1,104,650
  2,550,000     Miami Beach Water and Sewer System,
                 5.375%, 9/01/15                                               9/05 at 102             Aaa                2,549,873
    250,000     North Broward Hospital District, 6.250%, 1/01/12               1/02 at 102             Aaa                  268,555
                Orange County Sales Tax:
    145,000      6.125%, 1/01/19                                              No Opt. Call             Aaa                  158,768
  1,500,000      5.375%, 1/01/24                                               1/03 at 102             Aaa                1,489,200
-----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   500,000     Orange County Water Utilities System,
                 6.250%, 10/01/17                                              4/02 at 102             Aaa              $   535,045
  1,000,000     Orange County Housing Finance Authority
                 (Ashley Point Apartments), Alternative Minimum
                 Tax, 7.100%, 10/01/24                                        10/01 at 101            BBB+                1,037,930
                Orlando Utilities Commission:
  1,250,000      6.000%, 10/01/20                                             10/02 at 102              Aa                1,291,213
  1,000,000      5.500%, 10/01/20                                             10/99 at 100              Aa                  999,250
                Orlando and Orange County Expressway Authority:
  1,000,000      5.500%, 7/01/18                                               7/03 at 102             Aaa                1,007,620
  1,000,000      5.125%, 7/01/20                                               7/03 at 102             Aaa                  968,820
                Palm Beach County Criminal Justice Facilities:
  1,000,000      5.300%, 6/01/05                                              No Opt. Call             Aaa                1,063,100
  1,000,000      5.375%, 6/01/10                                              No Opt. Call             Aaa                1,045,810
  2,000,000     Pensacola Health Facilities Authority (Daughters of
                 Charity-Sacred Heart), 5.250%, 1/01/11                        1/03 at 102              Aa                1,966,420
  2,000,000     Pinellas County Health Facilities Authority
                 (Morton Plant Health System), 5.500%, 11/15/18               11/03 at 102             Aaa                2,005,080
    565,000     St. Lucie County Solid Waste System,
                 6.000%, 9/01/15 (Pre-refunded to 9/01/99)                     9/99 at 100             Aaa                  606,059
    500,000     St. Petersburg Health Facilities Authority
                 (St. Joseph's Hospital Inc.), 7.000%, 12/01/15               12/01 at 102             Aaa                  567,450
  1,000,000     Sarasota Water and Sewer System,
                 7.625%, 10/01/08 (Pre-refunded to 10/01/96)                  10/96 at 102             Aaa                1,045,910
    500,000     Tampa Water and Sewer System,
                 6.000%, 10/01/17 (Pre-refunded to 10/01/02)                  10/02 at 101             Aaa                  554,690
  1,000,000     Turtle Run Community Development District,
                 6.400%, 5/01/11                                               5/03 at 100              A1                1,061,390
  2,000,000     West Palm Beach Utility System, 5.400%, 10/01/23              10/02 at 101             Aaa                1,978,580
-----------------------------------------------------------------------------------------------------------------------------------
$57,410,000     Total Investments--(Cost $56,821,593)--98.3%                                                             60,245,650
===========------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities--1.7%                                                                       1,062,980
-----------------------------------------------------------------------------------------------------------------------------------
                Net Assets--100%                                                                                        $61,308,630
===================================================================================================================================

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET               MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  43            $41,734,321                   69%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                  12             14,661,781                   24
PORTFOLIO OF                         A+                          A1                   1              1,061,390                    2
INVESTMENTS:                      A, A-                   A, A2, A3                   4              1,441,744                    3
                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                   2              1,346,414                    2
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                62            $60,245,650                  100%
===================================================================================================================================

* Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

MARYLAND

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   500,000     Maryland Community Development Administration,
                 Single Family Mortgage, 7.000%, 4/01/14                       4/97 at 103              Aa              $   521,810
  1,500,000     Maryland Community Development Administration,
                 Department of Housing and Community
                 Development, Alternative Minimum Tax,
                 7.450%, 4/01/32                                               4/01 at 102              Aa                1,577,790
                Maryland Community Development Administration,
                 Multi-Family Housing:
    700,000      6.700%, 5/15/27                                               5/02 at 102              Aa                  732,018
    500,000      6.750%, 5/15/33                                               5/02 at 102              Aa                  524,485
  2,000,000     Maryland General Obligation, 4.600%, 7/15/06                   7/03 at 101             Aaa                2,011,080
    500,000     Maryland Health and Higher Educational Facilities
                 Authority (Sinai Hospital of Baltimore),
                 7.000%, 7/01/19 (Pre-refunded to 7/01/00)                     7/00 at 102             Aaa                  568,115
                Maryland Health and Higher Educational Facilities
                 Authority (Doctor's Community Hospital):
  1,000,000      5.750%, 7/01/13                                               7/03 at 102             Baa                  942,270
  1,005,000      8.750%, 7/01/22 (Pre-refunded to 7/01/00)                     7/00 at 102             Aaa                1,212,422
                Maryland Health and Higher Educational Facilities
                 Authority (Francis Scott Key Medical Center):
  1,800,000      5.000%, 7/01/13                                               7/03 at 102             Aaa                1,741,986
    500,000      6.750%, 7/01/23 (Pre-refunded to 7/01/00)                     7/00 at 102             Aaa                  563,100
    700,000     Maryland National Capital Park and Planning
                 Commission, 6.125%, 7/01/10
                 (Pre-refunded to 7/01/02)                                     7/02 at 102              Aa                  784,539
  1,760,000     Maryland Stadium Authority, 5.875%, 12/15/12                  12/04 at 102             Aaa                1,859,845
                Maryland Stadium Authority, Sports Facility,
                 Alternative Minimum Tax:
    500,000      7.375%, 12/15/04                                             12/99 at 102              Aa                  561,605
    500,000      7.500%, 12/15/10                                             12/99 at 102              Aa                  556,130
  3,415,000     Maryland Transportation Authority (Baltimore/
                 Washington International Airport),
                 Alternative Minimum Tax, 6.400%, 7/01/19                      7/04 at 102             Aaa                3,600,639
  1,000,000     Maryland Transportation Authority, 5.750%, 7/01/15             7/02 at 100              A1                1,014,660
  2,000,000     Baltimore County General Obligation,
                 6.700%, 7/01/11                                               7/98 at 102             Aaa                2,143,380
                Baltimore General Obligation:
  2,295,000      7.375%, 10/15/03                                             No Opt. Call             Aaa                2,751,177
    600,000      6.500%, 10/15/12 (Pre-refunded to 10/15/02)                  10/02 at 100             Aaa                  678,750
  1,000,000     Baltimore, GMNA (Tindeco Wharf Apartments
                 Project), 6.700%, 12/20/28                                   12/02 at 102             AAA                1,048,290
  1,500,000     Baltimore Port Facilities (Consolidated Coal Sales
                 Company), 6.500%, 10/01/11                                    4/02 at 103             Aa3                1,654,575
    625,000     Baltimore Water System, 6.500%, 7/01/20
                 (Pre-refunded to 7/01/00)                                     7/00 at 100             Aaa                  687,131
-----------------------------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 2,165,000     Gaithersburg (Shady Grove Adventist Nursing and
                 Rehabilitation Center), 6.500%, 9/01/12                      No Opt. Call             Aaa              $  2,489,490
  1,000,000     Howard County (Howard Hills Townhouse Project-
                 FHA Insured) 6.400%, 7/01/24                                  7/02 at 102             Aaa                 1,045,020
  2,000,000     Howard County Multi-Family Mortgage (Chase
                 Glen Project), 7.000%, 7/01/24 (Mandatory
                 put 7/01/04)                                                  7/02 at 104             N/R                 2,206,920
  1,000,000     Montgomery County Housing Opportunities
                 Commission, Multi-Family Housing,
                 6.000%, 7/01/20                                               7/05 at 102              Aa                 1,016,470
                Montgomery County Housing Opportunities
                 Commission, Single Family Housing:
    450,000      7.250%, 7/01/13                                               7/96 at 103              Aa                   467,474
  1,615,000      6.600%, 7/01/14                                               7/04 at 102              Aa                 1,695,524
  1,000,000     Montgomery County Solid Waste Resource
                 Recovery Project, 5.875%, 6/01/13                             6/03 at 102             Aaa                 1,045,190
  1,500,000     Morgan State University, 6.100%, 7/01/20                      No Opt. Call             Aaa                 1,688,775
  1,000,000     Northeast Maryland Waste Disposal Authority,
                 Resource Recovery, 6.900%, 1/01/00                           No Opt. Call             Aaa                 1,098,040
    600,000     Prince George's County (Dimensions Health
                 Corporation), 6.700%, 7/01/97                                No Opt. Call               A                   622,992
  1,550,000     Prince George's County Housing Authority,
                 (New Keystone Apartments-FHA Insured),
                 6.800%, 7/01/25                                               1/02 at 102             Aaa                 1,638,118
  1,500,000     Prince George's County Pollution Control
                 (Potomac Electric Project), 6.375%, 1/15/23                   1/03 at 102              A+                 1,601,625
  1,000,000     University of Maryland, 5.000%, 10/01/11                      10/03 at 101             AA+                   995,100
  1,500,000     Washington D.C. Metro Area Transit Authority,
                 Transit Refunding Bonds, 5.250%, 7/01/14                      1/04 at 102             Aaa                 1,485,090
  1,170,000     Washington Suburban Sanitary District,
                 8.000%, 1/01/02                                              No Opt. Call             Aa1                 1,399,706
    500,000     Commonwealth of Puerto Rico, General Obligation,
                 6.600%, 7/01/13 (Pre-refunded to 7/01/02)                 7/02 at 101-1/2             Aaa                   574,435
  1,750,000     Puerto Rico Aqueduct and Sewer Authority,
                 7.875%, 7/01/17 (Pre-refunded to 7/01/98)                     7/98 at 102               A                 1,952,405
  2,000,000     Puerto Rico Highway and Transportation Authority,
                 5.250%, 7/01/21                                           7/03 at 101-1/2               A                 1,906,900
                Puerto Rico Electric Power Authority:
    630,000      7.000%, 7/01/07 (Pre-refunded to 7/01/99)                 7/99 at 101-1/2              A-                   701,448
    315,000      7.125%, 7/01/14 (Pre-refunded to 7/01/99)                 7/99 at 101-1/2             AAA                   352,620
    185,000      7.125%, 7/01/14                                           7/99 at 101-1/2              A-                   201,704
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     Puerto Rico Industrial Medical and
                 Environmental Authority, 6.250%, 7/01/16                      1/05 at 102             Aaa              $  1,089,390
------------------------------------------------------------------------------------------------------------------------------------
$51,330,000     Total Investments--(cost $51,884,039)-98.8%                                                               55,010,233
===========-------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities--1.2%                                                                          677,041
------------------------------------------------------------------------------------------------------------------------------------
                Net Assets--100%                                                                                        $ 55,687,274
====================================================================================================================================


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET               MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  22            $31,372,083                   57%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                  13             12,487,226                   22
PORTFOLIO OF                        A+                           A1                   2              2,616,285                    5
INVESTMENTS:                     A, A-                    A, A2, A3                   5              5,385,449                   10
                       BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                   1                942,270                    2
                             Non-rated                    Non-rated                   1              2,206,920                    4
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                44            $55,010,233                  100%
===================================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
N/R-Investment is not rated.

See accompanying notes to financial statements.

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

MICHIGAN

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     Michigan Building Authority, 6.250%, 10/01/20                 10/01 at 102             AA-              $  1,060,740
  1,740,000     Michigan Hospital Finance Authority (Daughters of
                 Charity), 5.500%,11/01/05                                    No Opt. Call              Aa                 1,839,371
  1,000,000     Michigan Hospital Finance Authority (Otsego
                 Memorial Hospital Gaylord), 6.125%, 1/01/15                   1/05 at 102              AA                 1,041,980
  1,190,000     Michigan Housing Development Authority
                 (Parc Pointe Apartments), 6.500%, 10/01/15                   10/05 at 102             Aaa                 1,248,667
  1,000,000     Michigan Housing Development Authority, Single
                 Family Mortgage, 6.800%, 12/01/16                             6/05 at 102             AA+                 1,048,130
                Michigan Housing Development Authority,
                 Rental Housing:
    500,000      6.400%, 4/01/05                                              10/02 at 102              A+                   531,000
    500,000      6.650%, 4/01/23                                              10/02 at 102              A+                   517,225
                Michigan Municipal Bond Authority:
    250,000      4.750%, 12/01/09                                             12/01 at 100             Aaa                   244,650
    555,000      6.600%, 10/01/18                                             10/02 at 102              Aa                   600,738
    950,000     Michigan Municipal Bond Authority, State
                 Revolving Fund, 7.000%,10/01/04                              No Opt. Call              Aa                 1,116,944
  1,000,000     Michigan Public Power Agency (Belle River Project),
                 5.250% 1/01/18                                                1/03 at 102             AA-                   968,950
                Michigan State Hospital Finance Authority
                 (Detroit Medical Center):
    860,000      5.000%, 8/15/02                                              No Opt. Call               A                   851,959
    460,000      8.125%, 8/15/08 (Pre-refunded to 8/15/98)                     8/98 at 102             Aaa                   515,232
     40,000      8.125%, 8/15/08                                               8/98 at 102               A                    43,786
  1,000,000     Michigan State Hospital Finance Authority
                 (Daughters of Charity Health System),
                 7.000%, 11/01/21                                             11/01 at 102              Aa                 1,091,500
    500,000     Michigan State Hospital Finance Authority
                 (Mid-Michigan Obligated
                 Group), 6.900%, 12/01/24                                     12/02 at 102               A                   532,390
  1,145,000     Michigan State University, 6.250%, 8/15/15                     8/02 at 101             AA-                 1,206,394
  1,055,000     Michigan Strategic Fund (WMX Technologies),
                 Alternative Minimum Tax, 6.000%, 12/01/13                    12/03 at 102              A1                 1,080,689
    400,000     Bay County General Obligation, West Side Regional
                 Sewage Disposal System, 6.400%, 5/01/02                       5/96 at 102               A                   408,000
    250,000     Capital Region Airport Authority, Alternative
                 Minimum Tax, 6.700%, 7/01/21                                  7/02 at 102             Aaa                   273,175
  1,000,000     Dearborn School District, General Obligation,
                 6.000%, 5/01/14                                               5/01 at 102              AA                 1,043,140
  1,500,000     Detroit Convention Facility (Cobo Hall),
                 5.250%, 9/30/12                                               9/03 at 102               A                 1,452,945
  1,000,000     Detroit Water Supply System, 4.750%, 7/01/19                   7/04 at 102             Aaa                   926,040
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     Dexter Community Schools, General Obligation,
                 5.000%, 5/01/17                                               5/03 at 102              AA              $    945,490
    445,000     Grand Rapids Housing Corporation, Multi-Family
                 Mortgage, 7.375%, 7/15/41                                     1/04 at 104             AAA                   492,050
    500,000     Grand Traverse County Hospital Finance Authority
                 (Munson Healthcare), 6.250%, 7/01/22                          7/02 at 102             Aaa                   531,715
  1,150,000     Greenville Public Schools, General Obligation,
                 5.750%, 5/01/19 (DD)                                          5/04 at 101             Aaa                 1,178,980
  1,250,000     Lansing Sewage Disposal System, 5.850%, 5/01/14                5/04 at 102             Aaa                 1,309,263
  1,000,000     Monroe County Pollution Control (Detroit Edison
                 Company), Alternative Minimum Tax,
                 6.350%, 12/01/04                                             No Opt. Call             Aaa                 1,127,330
                Muskegon Water Supply System:
    450,000      4.500%, 5/01/12                                               5/01 at 101            Baa1                   399,587
    450,000      4.500%, 5/01/13                                               5/01 at 101            Baa1                   394,533
  1,000,000     Reeths-Puffer Schools, General Obligation,
                 5.750%, 5/01/15                                               5/05 at 101             Aaa                 1,029,550
    180,000     Saginaw-Midland Municipal Water Supply
                 Corporation, 6.875%, 9/01/06                                  9/04 at 102               A                   199,723
    200,000     St. Joseph Hospital Finance Authority (Mercy
                 Memorial Medical Center), 7.300%, 10/01/00
                 (Pre-refunded to 10/01/96)                                   10/96 at 102             AAA                   209,174
  1,000,000     University of Michigan Hospital, 6.375%, 12/01/24             12/00 at 100              Aa                 1,031,690
  1,000,000     University of Michigan Student Fee, 5.500%, 4/01/12            4/03 at 102             AA+                 1,023,410
    250,000     Warren Economic Development Corporation, GNMA
                 (Autumn Woods Project), 6.900%, 12/20/22                      3/02 at 101             Aaa                   264,705
  1,000,000     Wayne County (Detroit Metropolitan Wayne County
                 Airport), 5.250%, 12/01/13                                   12/03 at 102             Aaa                   984,010
  1,000,000     Western Township Utilities Authority, Sewage
                 Disposal System, 6.500%, 1/01/10                              1/02 at 100             AAA                 1,083,670
  1,000,000     Puerto Rico Aqueduct and Sewer Authority,
                 7.875%, 7/01/17 (Pre-refunded to 7/01/98)                     7/98 at 102               A                 1,115,660
    250,000     Puerto Rico Public Buildings Authority,
                 6.875%, 7/01/21 (Pre-refunded to 7/01/02)                 7/02 at 101-1/2             Aaa                   291,057
------------------------------------------------------------------------------------------------------------------------------------
$32,020,000     Total Investments-(cost $31,410,104)--96.7%                                                               33,255,242
===========-------------------------------------------------------------------------------------------------------------------------
                TEMPORARY INVESTMENTS IN SHORT-TERM
                 MUNICIPAL  SECURITIES--1.8%
$   600,000     University of Michigan Hospital, Adjustable Rate
===========      Demand Bonds, 3.500%, 12/01/27+                                                    VMIG-1                   600,000
------------------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities--1.5%                                                                          529,188
------------------------------------------------------------------------------------------------------------------------------------
                Net Assets--100%                                                                                        $ 34,384,430
====================================================================================================================================

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET               MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  16            $11,709,268                   35%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                  13             14,018,477                   42
PORTFOLIO OF                        A+                           A1                   3              2,128,914                    7
INVESTMENTS                      A, A-                    A, A2, A3                   7              4,604,463                   14
(EXCLUDING             BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                   2                794,120                    2
TEMPORARY
INVESTMENTS):
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                41            $33,255,242                  100%
===================================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
(DD) Security purchased on a delayed delivery basis (note 1).

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

NEW JERSEY

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     New Jersey Economic Development Authority
                 (Elizabethtown Gas Company), Alternative
                 Minimum Tax, 6.750%, 10/01/21                                10/96 at 102              A3              $  1,031,330
    200,000     New Jersey Economic Development Authority
                 (Liberty State Park Project), 6.800%, 3/15/22                 3/02 at 102              A1                   218,124
  1,000,000     New Jersey Economic Development Authority
                 (Yeshiva K'tana of Passaic), 8.000%, 9/15/18                 No Opt. Call             N/R                 1,191,120
  2,965,000     New Jersey Economic Development Authority
                 (Bridgewater Resources, Inc.), Alternative
                 Minimum Tax, 8.375%, 11/01/04                                No Opt. Call             N/R                 3,148,237
    250,000     New Jersey Economic Development Authority, Solid
                 Waste Disposal Facility (Garden State Paper
                 Company), 7.125%, 4/01/22                                     4/02 at 102             Aa1                  274,143
  1,285,000     New Jersey Economic Development Authority,
                 Alternative Minimum Tax, 5.300%, 12/01/07                    12/03 at 102             Aa1                1,291,849
  1,025,000     New Jersey Economic Development Authority
                 (Educational Testing Service), 6.500%, 5/15/05               No Opt. Call             Aaa                1,138,601
    650,000     New Jersey Economic Development Authority,
                 5.875%, 7/01/11                                               7/04 at 102             Aaa                  690,554
    975,000     New Jersey Educational Facilities Authority
                 (Trenton State College), 6.750%, 7/01/08                      7/96 at 100              A+                  981,962
    835,000     New Jersey Educational Facilities Authority
                 (Princeton University), 5.875%, 7/01/11                       7/04 at 100             Aaa                  889,375
  1,500,000     New Jersey Educational Facilities Authority
                 (Higher Education Facilities Trust Fund),
                 5.125%, 9/01/02                                              No Opt. Call             Aaa                1,576,830
  1,000,000     New Jersey General Obligation, 5.800%, 2/15/07                No Opt. Call             Aa1                1,108,150
  1,215,000     New Jersey Health Care Facilities Financing
                 Authority (Hackensack Hospital),
                 8.750%, 7/01/09                                              No Opt. Call             Aaa                1,479,323
    700,000     New Jersey Health Care Facilities Financing
                 Authority (Community Medical Center/Kensington
                 Manor Care Center), 7.000%, 7/01/20                           7/00 at 102             Aaa                  777,427
    480,000     New Jersey Health Care Facilities Authority
                 (Community Memorial Hospital), 8.000%, 7/01/14                7/98 at 102               A                  523,474
    400,000     New Jersey Health Care Facilities Financing
                 Authority (Atlantic City Medical Center),
                 6.800%, 7/01/05                                               7/02 at 102               A                  436,828
    850,000     New Jersey Health Care Facilities Financing
                 Authority (Palisades Medical Center),
                 7.500%, 7/01/06                                               7/02 at 102              Ba                  879,011
  1,750,000     New Jersey Housing Finance Agency,
                 9.000%, 11/01/18                                             11/99 at 100              A1                1,827,245
-----------------------------------------------------------------------------------------------------------------------------------

NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000     New Jersey Housing and Mortgage Finance Agency,
                 Multi-Family Housing, 6.000%, 11/01/14                        5/05 at 102             Aaa              $ 2,059,160
    700,000     New Jersey Housing and Mortgage Finance Agency,
                 6.950%, 11/01/13                                              5/02 at 102              A+                  745,500
                New Jersey Turnpike Authority:
    375,000      10.375%, 1/01/03                                             No Opt. Call             AAA                  466,973
  1,750,000      6.500%, 1/01/08                                              No Opt. Call               A                2,025,293
  1,415,000     Delaware River and Bay Authority, 5.000%, 1/01/17              1/04 at 102             Aaa                1,372,975
  1,000,000     Delaware River Port Authority, 5.500%, 1/01/26                 1/06 at 102             Aaa                1,004,720
  1,000,000     Camden County Pollution Control Finance Authority,
                 Solid Waste Disposal and Resource
                 Recovery, Alternative Minimum Tax,
                 7.125%, 12/01/01                                             No Opt. Call            BBB+                1,034,220
  2,645,000     Camden County Pollution Control Finance Authority,
                 Solid Waste Disposal and Resource Recovery
                 System, 7.250%, 12/01/10                                     12/01 at 102            BBB+                2,803,197
    500,000     Essex County Improvement Authority,
                 6.500%, 12/01/12                                             12/02 at 102            Baa1                  536,010
    500,000     Hillsborough Township School District,
                 5.875%, 8/01/11                                              No Opt. Call              AA                  545,105
    400,000     Hudson County Improvement Authority
                 Multi-Family Housing (Observer Park Project),
                 Alternative Minimum Tax, 6.900%, 6/01/22                      6/04 at 100             AAA                  421,688
  1,605,000     Little Ferry Board of Education, Certificates of
                 Participation, 6.300%, 1/15/08                               No Opt. Call             N/R                1,664,337
                Monroe Township Board of Education, General
                 Obligation:
    725,000      5.200%, 8/01/11                                              No Opt. Call             Aaa                  738,550
    825,000      5.200%, 8/01/14                                              No Opt. Call             Aaa                  840,263
    600,000     Morris County General Obligation, 5.000%, 7/15/09              7/05 at 100             Aaa                  606,972
    500,000     North Bergen Housing Development Corporation,
                 FHA-Insured, 7.400%, 9/01/20                          8/96 at 102/1/\\2\\             N/R                  512,850
    300,000     North Bergen Township General Obligation,
                 6.500%, 8/15/12                                               8/02 at 102             Aaa                  332,100
  2,350,000     Ocean County Utilities Authority, 5.000%, 1/01/14              1/97 at 100             Aaa                2,210,692
  2,215,000     Passaic County General Obligation, 5.125%, 9/01/12            No Opt. Call             Aaa                2,234,647
    775,000     Rutgers State University, 8.000%, 5/01/18
                 (Pre-refunded to 5/01/98)                                     5/98 at 102             Aaa                  860,514
                Union County Utilities Authority, Solid Waste
                 System, Alternative Minimum Tax:
    195,000      7.100%, 6/15/06                                               6/02 at 102              A-                  209,307
  1,100,000      7.200%, 6/15/14                                               6/02 at 102              A-                1,176,076
    270,000      6.850%, 6/15/14                                               6/02 at 102             Aaa                  289,697
-----------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                   MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$   100,000     University of Medicine and Dentistry of New Jersey,
                 6.500%, 12/01/18 (Pre-refunded to 12/01/01)                  12/01 at 102              AA               $  113,743
    300,000     Wanaque Borough Sewerage Authority,
                 7.000%, 12/01/21                                             12/02 at 102            Baa1                  323,658
  1,175,000     Virgin Islands Housing Finance Authority,
                 Alternative Minimum Tax, 6.450%, 3/01/16                      3/05 at 102             AAA                1,211,519
  2,000,000     Puerto Rico Commonwealth General Obligation,
                 5.750%, 7/01/24                                           7/05 at 101 1/2             Aaa                2,075,380
  1,000,000     Puerto Rico Aqueduct and Sewer Authority,
                 7.875%, 7/01/17 (Pre-refunded to 7/01/98)                     7/98 at 102               A                1,115,660
     60,000     Puerto Rico Highway Transportation Authority,
                 6.625%, 7/01/18 (Pre-refunded to 7/01/02)                 7/02 at 101 1/2               A                   69,015
                Puerto Rico Electric Power Authority:
    790,000      7.000%, 7/01/07                                              No Opt. Call              A-                  928,778
  1,875,000      7.000%, 7/01/21 (Pre-refunded to 7/01/01)                     7/01 at 102              A-                2,172,693
  1,000,000     Puerto Rico Industrial Medical and Environmental
                 Authority, 6.250%, 7/01/16                                    1/05 at 102             Aaa                1,089,389
-----------------------------------------------------------------------------------------------------------------------------------
$50,125,000     Total Investments--(Cost $50,801,410)--96.8%                                                             53,254,264
===========------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities--3.2%                                                                       1,775,636
-----------------------------------------------------------------------------------------------------------------------------------
                Net Assets--100%                                                                                        $55,029,900
===================================================================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER                  MARKET               MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  22            $24,367,349                   46%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                   5              3,332,990                    6
PORTFOLIO OF                        A+                           A1                   4              3,772,831                    7
INVESTMENTS:                     A, A-                    A, A2, A3                  10              9,688,454                   18
                       BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                   4              4,697,085                    9
                          BB+, BB, BB-            Ba1, Ba, Ba2, Ba3                   1                879,011                    2
                             Non-rated                    Non-rated                   4              6,516,544                   12
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                50            $53,254,264                  100%
===================================================================================================================================

* Optional Call Provisions (not covered by report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent accountants): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.


See accompanying notes to financial statements.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

PENNSYLVANIA

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000     Pennsylvania Economic Development Financing
                 Authority (Sun Co--R&M Project), Alternative
                 Minimum Tax, 7.600%, 12/01/24                                12/04 at 102            Baa1              $ 2,822,650
                Pennsylvania General Obligation:
  2,000,000      6.400%, 1/01/99                                              No Opt. Call             AA-                2,136,220
  1,290,000      5.000%, 5/01/03                                              No Opt. Call             AA-                1,338,736
  2,000,000      5.300%, 5/01/05                                              No Opt. Call              AA                2,106,680
  2,500,000     Pennsylvania Higher Education Assistance Agency,
                 Student Loan, 4.625%, 12/01/00                               No Opt. Call             AAA                2,508,975
    750,000     Pennsylvania Higher Educational Facilities Authority
                 (Thomas Jefferson University), 6.000%, 7/01/19                7/99 at 102              Aa                  768,555
    600,000     Pennsylvania Housing Finance Agency, Single
                 Family Mortgage, 7.150%, 4/01/15                             10/01 at 102              Aa                  646,956
  1,795,000     Pennsylvania Industrial Development Authority,
                 7.000%, 1/01/06                                              No Opt. Call             Aaa                2,127,775
  1,390,000     Pennsylvania Intergovernmental Cooperative
                 Authority (City of Philadelphia Funding
                 Program), 7.000%, 6/15/05                                    No Opt. Call             Aaa                1,640,992
  2,300,000     Pennsylvania Turnpike Commission,
                 5.500%, 12/01/17                                             12/02 at 102             Aaa                2,305,382
  1,000,000     Allegheny County (Greater Pittsburgh International
                 Airport), Alternative Minimum Tax,
                 7.000%, 1/01/18                                               1/00 at 102             Aaa                1,061,710
  1,375,000     Allegheny County Hospital Development Authority
                 (Allegheny Valley Hospital), 7.000%, 8/01/15                 No Opt. Call               A                1,597,709
  1,500,000     Allegheny County Hospital Development Authority
                 (Rehabilitation Institute of Pittsburgh),
                 7.000%, 6/01/22                                               6/02 at 102             BBB                1,548,465
  3,000,000     Allegheny County Residential Financing Authority
                 (Ladies Grand Army of the Republic Health),
                 6.350%, 10/01/36                                             10/05 at 100             AAA                3,052,770
  2,000,000     Allegheny County Residential Finance Authority,
                 Single Family Mortgage, (GNMA), Alternative
                 Minimum Tax, 0.000%, 5/01/27                                 No Opt. Call             Aaa                  232,940
  2,000,000     Armstrong County Hospital Authority (Canterbury
                 Place Project), 6.500%, 12/01/21                             12/01 at 100             Aaa                2,140,100
  1,000,000     Bucks County Community College Authority,
                 6.250%, 6/15/14                                               6/02 at 100              Aa                1,045,510
  2,850,000     Deer Lakes School District, General Obligation,
                 6.350%, 1/15/14                                               1/04 at 100             Aaa                3,067,968
    800,000     Greater Lebanon Refuse Authority, Solid Waste,
                 7.000%, 11/15/04                                             11/02 at 100              A-                  860,104
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000     Indiana County Industrial Development Authority,
                 Pollution Control (New York State Electric and
                 Gas Corporation), 6.000%, 6/01/06                            No Opt. Call             Aaa              $  3,873,345
  3,000,000     Indiana County Industrial Development Authority,
                 Pollution Control (Pennsylvania Electric
                 Company), 5.350%, 11/01/10                                   No Opt. Call             Aaa                 3,121,440
                Luzerne County Industrial Development Authority
                 (Pennsylvania Gas and Water Company),
                 Alternative Minimum Tax:
  1,500,000      7.000%, 12/01/17                                             12/04 at 102             Aaa                 1,706,490
    950,000      7.125%, 12/01/22                                             12/02 at 102            Baa1                 1,018,315
  3,000,000     Montgomery County Higher Educational and Health
                 Authority (Waverly Heights), 6.375%,
                 1/01/26 (DD)                                                  1/06 at 101             BBB                 2,999,790
  1,800,000     Northampton County Higher Education Authority
                 (Lehigh University), 6.900%, 10/15/06                        10/01 at 102             Aaa                 2,041,560
  1,000,000     Northumberland County Industrial Development
                 Authority (Roaring Creek Water Company),
                 Alternative Minimum Tax, 6.375%, 10/15/23                    10/03 at 102             N/R                   965,270
  2,000,000     Philadelphia Gas Works, 6.375%, 7/01/14                        7/03 at 102             Aaa                 2,177,420
  1,000,000     Philadelphia Municipal Authority, 5.625%, 11/15/14            11/03 at 102             Aaa                 1,005,890
                Pittsburgh Urban Redevelopment Authority,
                 Alternative Minimum Tax:
  3,280,000      6.375%, 8/01/18                                               8/05 at 102               A                 3,318,638
  1,100,000      6.625%, 4/01/22                                               4/04 at 102              A1                 1,132,241
    500,000     St. Mary's Hospital Authority (Franciscan Health
                 System/St. Mary of Langhorne), 6.500%, 7/01/12                7/02 at 102             Aaa                   543,820
    230,000     Sayre Health Care Facilities Authority (Guthrie
                 Healthcare System), 7.100%, 3/01/17                           3/01 at 102             Aaa                   258,713
                Southeastern Pennsylvania Transportation
                 Authority:
  1,500,000      6.500%, 3/01/04                                              No Opt. Call             Aaa                 1,702,980
  1,000,000      6.500%, 3/01/05                                              No Opt. Call             Aaa                 1,140,920
  2,250,000     University of Pittsburgh,  6.125%, 6/01/21                     6/02 at 102             Aaa                 2,375,865
    350,000     Washington County Hospital Authority
                 (Monongahela Valley  Hospital), 6.750%, 12/01/08              4/02 at 102               A                   370,832
    935,000     West View Municipal Authority, 9.500%, 11/15/14               No Opt. Call             Aaa                 1,324,718
    600,000     Wilkes-Barre General Municipal Authority
                 (College Misericordia), Alternative Minimum
                 Tax, 7.750%, 12/01/12                                        12/00 at 100             N/R                   661,650
------------------------------------------------------------------------------------------------------------------------------------
$62,145,000     Total Investments-(cost $60,924,413)-100.8%                                                               64,750,094
===========-------------------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEMPORARY INVESTMENTS IN SHORT-TERM
                MUNICIPAL SECURITIES-3.1%
$ 2,000,000     Geisinger Authority (Montaur Co.), Variable Rate
                 Demand Bonds, 3.600%, 7/01/22+                                                       A-1+              $ 2,000,000
===========-------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities-(3.9)%                                                                     (2,487,424)
------------------------------------------------------------------------------------------------------------------------------------
                  Net Assets-100%                                                                                        64,262,670
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER                 MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE              PERCENT
------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  21            $39,411,773                   61%
RATINGS**                   AA+,AA,AA-               Aa1,Aa,Aa2,Aa3                   6              8,042,657                   12
PORTFOLIO OF                        A+                           A1                   1              1,132,241                    2
INVESTMENTS                       A,A-                      A,A2,A3                   4              6,147,283                    9
(EXCLUDING               BBB+,BBB,BBB-           Baa1,Baa,Baa2,Baa3                   4              8,389,220                   13
TEMPORARY                    Non-rated                    Non-rated                   2              1,626,920                    3
INVESTMENTS):
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                38            $64,750,094                  100%
====================================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
(DD) Security purchased on a delayed delivery basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

VIRGINIA

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$   800,000     Virginia College Building Authority
                 (Randolph-Macon College), 6.625%, 5/01/13                     5/02 at 102              A-              $    856,392
                Virginia College Building Authority
                 (The Washington and Lee University):
  1,250,000      5.750% 1/01/14                                                1/04 at 102              Aa                 1,287,538
  1,000,000      5.800%, 1/01/24                                               1/04 at 102              Aa                 1,027,640
                Virginia Housing Development Authority:
    800,000      6.800%, 11/01/09                                              5/02 at 102             AA+                   854,472
    650,000      6.850%, 7/01/17                                               1/00 at 102             AA+                   675,168
  4,000,000      7.150%, 1/01/33                                               1/02 at 102             AA+                 4,242,320
                Virginia Public Building Authority:
  1,090,000      6.500%, 8/01/11                                               8/01 at 102              Aa                 1,229,040
    750,000      6.250%, 8/01/14                                               8/04 at 101              Aa                   814,050
    800,000     Virginia Resource Authority, Water System,
                 6.450%, 4/01/13                                               4/02 at 102              AA                   853,448
  1,000,000     Virginia Resource Authority, Sewer System,
                 Alternative Minimum Tax, 6.000%, 10/01/25                    10/05 at 102              AA                 1,033,400
  4,425,000     Virginia Transportation Board, 6.000%, 5/15/19                 5/98 at 102              Aa                 4,542,041
  1,000,000     Abingdon General Obligation, 6.250%, 8/01/12                   8/02 at 102               A                 1,071,050
  1,410,000     Albemarle County Industrial Development Authority
                 (Martha Jefferson Hospital), 5.800%, 10/01/09                10/03 at 102               A                 1,449,790
  1,500,000     Capital Region Airport Commission (Richmond
                 International Airport), 5.625%, 7/01/20                       7/05 at 102             Aaa                 1,518,840
    750,000     Charlottesville-Albemarle Airport Authority,
                 Alternative Minimum Tax, 6.125%, 12/01/13                    12/05 at 102             BBB                   765,285
  2,500,000     Chesapeake Bay Bridge and Tunnel Commission,
                 6.375%, 7/01/22                                               7/01 at 102             Aaa                 2,671,800
  1,000,000     Covington-Alleghany County Industrial Development
                 Authority (Alleghany Regional Hospital),
                 6.625%, 4/01/12 (Pre-refunded to 4/01/02)                     4/02 at 102              A-                 1,138,330
  1,700,000     Cumberland County Certificate of Participation,
                 5.480%, 7/15/97                                              No Opt. Call             N/R                 1,700,000
  2,500,000     Fairfax County Economic Development Authority
                 (Ogden Martin Systems Project), Alternative
                 Minimum Tax, 7.750%, 2/01/11                                  2/99 at 103              A1                 2,747,375
  1,460,000     Fairfax County Industrial Development Authority
                 (Inova Health System) 5.000%, 8/15/13                        No Opt. Call             Aaa                 1,439,020
  1,500,000     Giles County Industrial Development Authority
                 (Hoechst Celanese Corporation), Alternative
                  Minimum Tax, 6.625%, 12/01/22                               12/02 at 102             AA-                 1,571,775
    500,000     Hampton Industrial Development Authority
                 (Sentara Hampton General Hospital),
                 6.500%, 11/01/12                                             11/04 at 102               A                   533,215
------------------------------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                        OPT. CALL                                    MARKET
AMOUNT          DESCRIPTION                                                    PROVISIONS*       RATINGS**                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000     Henrico County Water and Sewer System,
                 6.250%, 5/01/13                                               5/02 at 100              A1               $ 2,615,925
  1,000,000     Loudoun County Sanitation Authority, Water and
                 Sewer System, 6.250%, 1/01/16                                 1/03 at 102             Aaa                 1,073,740
  2,000,000     Loudoun County Industrial Development Authority
                 (The George Washington University),
                 6.250%, 5/15/22                                               5/02 at 102              A1                 2,104,700
  1,500,000     Lynchburg Industrial Development Authority
                 (Randolph-Macon Women's College),
                 5.875%, 9/01/13                                               9/03 at 102               A                 1,531,860
    750,000     Nelson County Service Authority, Water and Sewer
                 System, 5.500%, 7/01/18                                       7/03 at 102             Aaa                   748,523
  1,580,000     Peninsula Ports Authority of Virginia (Riverside
                 Health System), 6.625%, 7/01/18                               7/02 at 102              Aa                 1,697,678
  2,500,000     Prince William County Park Authority,
                 6.875%, 10/15/16                                             10/04 at 102              A-                 2,767,100
  1,000,000     Prince William County Service Authority, Water and
                 Sewer System, 6.000%, 7/01/29                                 7/01 at 100             Aaa                 1,033,250
  3,005,000     Richmond General Obligation, 5.500%, 7/15/23                   7/03 at 102              AA                 3,012,603
  1,155,000     Roanoke Industrial Development Authority
                 (Roanoke Memorial Hospitals), 6.500%, 7/01/25
                 (Pre-refunded to 7/01/00)                                     7/00 at 100             Aaa                 1,269,818
                Rockingham County Industrial Development
                 Authority (Bridgewater College):
    400,000      5.600%, 10/01/06                                             10/03 at 102            Baa1                   433,244
    400,000      5.700%, 10/01/07                                             10/03 at 102            Baa1                   425,168
  2,750,000     Southeastern Public Service Authority (Regional Solid
                 Waste System), Alternative Minimum Tax,
                 6.000%, 7/01/13                                               7/03 at 102              A-                 2,782,368
  4,000,000     Upper Occoquan Sewer Authority, 5.000%, 7/01/21                1/04 at 102             Aaa                 3,836,000
  2,260,000     Virginia Beach Development Authority (Sentara
                 Bayside Hospital), 6.300%, 11/01/21                          11/01 at 102              Aa                 2,368,977
                Metropolitan Washington D. C. Airports Authority,
                 Alternative Minimum Tax:
  1,000,000      5.750%, 10/1/20                                              10/04 at 102             AAA                 1,017,060
  1,500,000      6.250%, 10/1/21                                              10/02 at 102             AAA                 1,587,720
    800,000     Puerto Rico Highway Transportation Authority,
                 6.625%, 7/01/18                                               7/02 at 101 1/2           A                   863,064
------------------------------------------------------------------------------------------------------------------------------------
$62,485,000     Total Investments-(cost $61,036,092)--98.7%                                                               65,190,787
===========-------------------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities--1.3%                                                                         877,240
------------------------------------------------------------------------------------------------------------------------------------
                 Net Assets--100%                                                                                        $66,068,027
====================================================================================================================================

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER                  MARKET           MARKET
                     STANDARD & POOR'S                      MOODY'S           OF ISSUES                  VALUE           PERCENT
-----------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                          Aaa                  10            $16,195,771                   25%
RATINGS**                 AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                  14             25,210,150                   39
PORTFOLIO                           A+                           A1                   3              7,468,000                   11
INVESTMENTS:                     A, A-                    A, A2, A3                   9             12,993,169                   20
                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                   3              1,623,697                    2
                              Non-rated                   Non-rated                   1              1,700,000                    3
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                40            $65,190,787                  100%
===================================================================================================================================

* Optional call provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS                                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                                                       JANUARY 31, 1996


                                                                      AZ          FL           MD            MI
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value (note 1)    $23,265,698  $60,245,650  $55,010,233   $33,255,242
Temporary investments in short-term municipal securities,
 at amortized cost (note 1)                                                -            -            -       600,000
Cash                                                                 242,662      280,875      293,584        76,087
Receivables:
 Interest                                                            262,440      935,255      472,689       475,195
 Shares sold                                                          86,335       51,425      132,184       350,928
 Investments sold                                                          -        5,000            -       938,132
Deferred organization costs (note 1)                                   6,998        6,998        7,828         8,424
Other assets                                                             501        4,519        1,029        15,413
                                                                 -----------  -----------  -----------   -----------
  Total assets                                                    23,864,634   61,529,722   55,917,547    35,719,421
                                                                 -----------  -----------  -----------   -----------
LIABILITIES
Payables:
 Investments purchased                                                     -            -            -     1,184,207
 Shares reacquired                                                         -       13,223            -             -
Cash overdraft                                                             -            -            -             -
Accrued expenses:
 Management fees (note 7)                                             10,895       28,402       25,779        15,849
 Other                                                                46,078       47,287       67,118        44,646
Dividends payable                                                     51,780      132,180      137,376        90,289
                                                                 -----------  -----------  -----------   -----------
  Total liabilities                                                  108,753      221,092      230,273     1,334,991
                                                                 -----------  -----------  -----------   -----------
Net assets (note 8)                                              $23,755,881  $61,308,630  $55,687,274   $34,384,430
                                                                 ===========  ===========  ===========   ===========
Class A Shares (note 1)
Net assets                                                       $ 3,894,689  $ 5,823,021  $ 6,860,436   $ 4,027,268
                                                                 ===========  ===========  ===========   ===========
Shares outstanding                                                   362,624      551,681      657,949       374,859
                                                                 ===========  ===========  ===========   ===========
Net asset value and redemption price per share                   $     10.74  $     10.56  $     10.43   $     10.74
                                                                 ===========  ===========  ===========   ===========
Offering price per share (net asset value per share plus
 maximum sales charge of 4.50% of offering price)                $     11.25  $     11.06  $     10.92   $     11.25
                                                                 ===========  ===========  ===========   ===========
Class C Shares (note 1)
Net assets                                                       $   327,826  $   167,925  $ 1,437,861   $   231,328
                                                                 ===========  ===========  ===========   ===========
Shares outstanding                                                    30,775       15,971      138,032        21,564
                                                                 ===========  ===========  ===========   ===========
Net asset value, offering and redemption price per share         $     10.65  $     10.51  $     10.42   $     10.73
                                                                 ===========  ===========  ===========   ===========
Class R Shares (note 1)
Net assets                                                       $19,533,366  $55,317,684  $47,388,977   $30,125,834
                                                                 ===========  ===========  ===========   ===========
Shares outstanding                                                 1,830,754    5,235,606    4,540,303     2,802,718
                                                                 ===========  ===========  ===========   ===========
Net asset value and redemption price per share                   $     10.67  $     10.57  $     10.44   $     10.75
                                                                 ===========  ===========  ===========   ===========

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS


                                                                     NJ           PA           VA
-------------------------------------------------------------------------------------------------------

ASSETS
Investments in municipal securities, at market value (note 1)    $53,254,264  $64,750,094  $65,190,787
Temporary investments in short-term municipal securities,
 at amortized cost (note 1)                                                -    2,000,000            -
Cash                                                               1,227,903            -      270,963
Receivables:
 Interest                                                            664,668      761,603      837,425
 Shares sold                                                         103,874       28,669            -
 Investments sold                                                          -            -            -
Deferred organization costs (note 1)                                   7,390        7,984        5,824
Other assets                                                          14,133       35,893       13,090
                                                                 -----------  -----------  -----------
  Total assets                                                    55,272,232   67,584,243   66,318,089
                                                                 -----------  -----------  -----------
LIABILITIES
Payables:
 Investments purchased                                                     -    3,015,938            -
 Shares reacquired                                                    12,384       55,248            -
Cash overdraft                                                             -        1,615            -
Accrued expenses:
 Management fees (note 7)                                             25,346       29,831       30,744
 Other                                                                43,227       54,749       54,585
Dividends payable                                                    161,375      164,192      164,733
                                                                  -----------  -----------  -----------
  Total liabilities                                                  242,332    3,321,573      250,062
                                                                 -----------  -----------  -----------
Net assets (note 8)                                              $55,029,900  $64,262,670  $66,068,027
                                                                 ===========  ===========  ===========
Class A Shares (note 1)
Net assets                                                       $10,660,701  $ 5,816,905  $ 5,874,288
                                                                 ===========  ===========  ===========
Shares outstanding                                                 1,024,727      548,766      554,008
                                                                 ===========  ===========  ===========
Net asset value and redemption price per share                   $     10.40  $     10.60  $     10.60
                                                                 ===========  ===========  ===========
Offering price per share (net asset value per share plus
 maximum sales charge of 4.50% of offering price)                $     10.89  $     11.10  $     11.10
                                                                 ===========  ===========  ===========
Class C Shares (note 1)
Net assets                                                       $ 1,065,019  $ 1,101,179  $   788,903
                                                                 ===========  ===========  ===========
Shares outstanding                                                   102,569      105,115       74,618
                                                                 ===========  ===========  ===========
Net asset value, offering and redemption price per share         $     10.38  $     10.48  $     10.57
                                                                 ===========  ===========  ===========
Class R Shares (note 1)
Net assets                                                       $43,304,180  $57,344,586  $59,404,836
                                                                 ===========  ===========  ===========
Shares outstanding                                                 4,158,146    5,424,007    5,603,960
                                                                 ===========  ===========  ===========
Net asset value and redemption price per share                   $     10.41  $     10.57  $     10.60
                                                                 ===========  ===========  ===========

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS              NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
Year Ended January 31, 1996                                    JANUARY 31, 1996

-------------------------------------------------------------------------------------------------------------------
                                                               AZ             FL             MD             MI
-------------------------------------------------------------------------------------------------------------------
INVESTMENT  INCOME
Tax-exempt interest income (note 1)                       $  1,189,234   $  3,304,797   $  2,957,714   $  1,827,408
                                                          ------------   ------------   ------------   ------------

Expenses (note 2):
  Management fees (note 7)                                     111,599        313,075        280,013        169,780
  12b-1 distribution and service fees (note 1)                   6,771          9,232         22,018          7,144
  Shareholders' servicing agent fees and expenses               22,979         47,824         69,638         43,765
  Custodian's fees and expenses                                 40,994         50,179         72,294         47,593
  Trustees' fees and expenses (note 7)                             506            617          1,976          1,006
  Professional fees                                             20,251         23,172         32,726         16,969
  Shareholders' reports--printing and mailing expenses          21,551         51,528         54,329         29,592
  Federal and state registration fees                            3,910          5,074          7,109          6,098
  Amortization of deferred organization costs (note 1)           6,785          7,610          6,077          5,585
  Other expenses                                                 2,534          6,349          6,210          4,266
                                                          ------------   ------------   ------------   ------------
    Total expenses before expense reimbursement                237,880        514,660        552,390        331,798
  Expense reimbursement from investment adviser (note 7)       (78,929)       (78,507)      (148,537)       (93,136)
                                                          ------------   ------------   ------------   ------------
    Net expenses                                               158,951        436,153        403,853        238,662
                                                          ------------   ------------   ------------   ------------
      Net investment income                                  1,030,283      2,868,644      2,553,861      1,588,746
                                                          ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 5)                 (27,336)      (140,189)       138,640        414,083
Net change in unrealized appreciation or depreciation
   of investments                                            1,629,699      4,780,693      3,998,568      2,255,770
                                                          ------------   ------------   ------------   ------------
      Net gain from investments                              1,602,363      4,640,504      4,137,208      2,669,853
                                                          ------------   ------------   ------------   ------------
Net increase in net assets from operations                $  2,632,646   $  7,509,148   $  6,691,069   $  4,258,599
                                                          ============   ============   ============   ============
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended January 31, 1996

----------------------------------------------------------------------------------------------------
                                                               NJ             PA             VA
----------------------------------------------------------------------------------------------------
INVESTMENT  INCOME
Tax-exempt interest income (note 1)                       $  3,006,443   $  3,464,924   $  3,701,411
                                                          ------------   ------------   ------------

Expenses (note 2):
  Management fees (note 7)                                     268,050        323,825        340,698
  12b-1 distribution and service fees (note 1)                  23,280         16,190         15,510
  Shareholders' servicing agent fees and expenses               61,463         82,103         78,664
  Custodian's fees and expenses                                 43,166         45,385         51,430
  Trustees' fees and expenses (note 7)                           1,276          1,268          1,628
  Professional fees                                             23,290         21,640         19,516
  Shareholders' reports--printing and mailing expenses          66,799         73,091         72,151
  Federal and state registration fees                            2,991          7,801          3,614
  Amortization of deferred organization costs (note 1)           6,895          7,391          7,375
  Other expenses                                                 6,701          7,087          7,190
                                                          ------------   ------------   ------------
    Total expenses before expense reimbursement                503,911        585,781        597,776
  Expense reimbursement from investment adviser (note 7)      (115,121)      (128,011)      (117,673)
                                                          ------------   ------------   ------------
    Net expenses                                               388,790        457,770        480,103
                                                          ------------   ------------   ------------
      Net investment income                                  2,617,653      3,007,154      3,221,308
                                                          ------------   ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 5)                 (30,019)       (36,684)       334,528
Net change in unrealized appreciation or depreciation
   of investments                                            3,249,789      4,855,692      4,882,314
                                                          ------------   ------------   ------------
      Net gain from investments                              3,219,770      4,819,008      5,216,842
                                                          ------------   ------------   ------------
Net increase in net assets from operations                $  5,837,423   $  7,826,162   $  8,438,150
                                                          ============   ============   ============
----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS    NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------
                                                                       AZ                         FL
------------------------------------------------------------------------------------------------------------------
                                                            Year ended    Year ended    Year ended     Year ended
                                                              1/31/96       1/31/95       1/31/96        1/31/95
------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 1,030,283   $   874,402   $  2,868,644    $ 2,567,258
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                   (27,336)     (127,639)      (140,189)       (88,470)
Net change in unrealized appreciation or depreciation
 of investments                                              1,629,699    (1,415,009)     4,780,693     (4,454,622)
                                                           -----------   -----------   ------------    -----------
 Net increase (decrease) in net assets from operations       2,632,646      (668,246)     7,509,148     (1,975,834)
                                                           -----------   -----------   ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
 Class A                                                      (101,157)      (11,579)      (148,024)       (12,861)
 Class C                                                        (6,237)         (786)        (5,956)          (807)
 Class R                                                      (937,616)     (863,461)    (2,730,462)    (2,538,376)
From accumulated net realized gains from investment
 transactions:
 Class A                                                             -             -              -            (11)
 Class C                                                             -             -              -              -
 Class R                                                             -             -              -        (13,228)
                                                           -----------   -----------   ------------    -----------
  Decrease in net assets from distributions to
   shareholders                                             (1,045,010)     (875,826)    (2,884,442)    (2,565,283)
                                                           -----------   -----------   ------------    -----------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                     2,882,755     1,124,442      4,315,210      1,665,651
 Class C                                                       273,019        51,694         77,334         73,100
 Class R                                                     2,473,853     4,004,198      8,465,473     13,751,923
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
 Class A                                                        38,250         2,269         52,678          4,072
 Class C                                                         5,264           509          3,575            230
 Class R                                                       529,462       464,469      1,500,287      1,376,114
                                                           -----------   -----------   ------------    -----------
                                                             6,202,603     5,647,581     14,414,557     16,871,090
                                                           -----------   -----------   ------------    -----------
Cost of shares redeemed:
 Class A                                                      (303,388)      (30,002)      (173,983)      (314,814)
 Class C                                                        (3,168)       (9,346)             -              -
 Class R                                                    (1,449,215)   (2,482,522)   (11,564,633)    (6,261,459)
                                                           -----------   -----------   ------------    -----------
                                                            (1,755,771)   (2,521,870)   (11,738,616)    (6,576,273)
                                                           -----------   -----------   ------------    -----------
 Net increase in net assets derived from Fund shares
  transactions                                               4,446,832     3,125,711      2,675,941     10,294,817
                                                           -----------   -----------   ------------    -----------
  Net increase (decrease) in net assets                      6,034,468     1,581,639      7,300,647      5,753,700
Net assets at the beginning of year                         17,721,413    16,139,774     54,007,983     48,254,283
                                                           -----------   -----------   ------------    -----------
Net assets at the end of year                              $23,755,881   $17,721,413   $ 61,308,630    $54,007,983
                                                           ===========   ===========   ============    ===========
Balance of undistributed net investment income at
 end of year                                               $     1,809   $    16,536   $     20,796    $    36,594
                                                           ===========   ===========   ============    ===========
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                                       MD                         MI
------------------------------------------------------------------------------------------------------------------
                                                            Year ended    Year ended    Year ended     Year ended
                                                              1/31/96       1/31/95       1/31/96        1/31/95
------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 2,553,861    $ 2,439,904   $ 1,588,746    $ 1,402,059
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                   138,640       (720,598)      414,083       (138,495)
Net change in unrealized appreciation or depreciation
 of investments                                              3,998,568     (4,017,204)    2,255,770     (2,255,350)
                                                           -----------    -----------   -----------    -----------
 Net increase (decrease) in net assets from operations       6,691,069     (2,297,898)    4,258,599       (991,786)
                                                           -----------    -----------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
 Class A                                                      (198,145)       (14,257)     (110,174)        (7,070)
 Class C                                                       (47,180)        (9,717)       (5,812)          (582)
 Class R                                                    (2,335,847)    (2,417,246)   (1,479,047)    (1,399,025)
From accumulated net realized gains from investment
 transactions:
 Class A                                                             -             (5)       (9,042)            (1)
 Class C                                                             -              -          (536)             -
 Class R                                                             -        (10,234)      (88,511)        (7,967)
                                                           -----------    -----------   -----------    -----------
  Decrease in net assets from distributions to
   shareholders                                             (2,581,172)    (2,451,459)   (1,693,122)    (1,414,645)
                                                           -----------    -----------   -----------    -----------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                     5,206,011      1,562,186     3,071,799        881,646
 Class C                                                       645,990        818,595       146,180         73,345
 Class R                                                     4,099,669      9,116,010     3,061,856      6,369,706
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
 Class A                                                       112,734          5,306        58,075          2,560
 Class C                                                        39,318          5,892         5,428            338
 Class R                                                     1,461,612      1,385,256     1,044,771        872,246
                                                           -----------    -----------   -----------    -----------
                                                            11,565,334     12,893,245     7,388,109      8,199,841
                                                           -----------    -----------   -----------    -----------
Cost of shares redeemed:
 Class A                                                      (350,679)        (2,267)     (171,433)        (9,411)
 Class C                                                      (195,323)          (226)       (4,206)             -
 Class R                                                    (4,647,731)   (10,757,200)   (3,009,162)    (3,253,109)
                                                           -----------    -----------   -----------    -----------
                                                            (5,193,733)   (10,759,693)   (3,184,801)    (3,262,520)
                                                           -----------    -----------   -----------    -----------
 Net increase in net assets derived from Fund share
  transactions                                               6,371,601      2,133,552     4,203,308      4,937,321
                                                           -----------    -----------   -----------    -----------
  Net increase (decrease) in net assets                     10,481,498     (2,615,805)    6,768,785      2,530,890
Net assets at the beginning of year                         45,205,776     47,821,581    27,615,645     25,084,755
                                                           -----------    -----------   -----------    -----------
Net assets at the end of year                              $55,687,274    $45,205,776   $34,384,430    $27,615,645
                                                           ===========    ===========   ===========    ===========
Balance of undistributed net investment income at
 end of year                                               $       936    $    28,247   $    10,893    $    17,180
                                                           ===========    ===========   ===========    ===========
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------
                                                                       NJ                         PA
------------------------------------------------------------------------------------------------------------------
                                                            Year ended    Year ended    Year ended     Year ended
                                                              1/31/96       1/31/95       1/31/96        1/31/95
------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                      $ 2,617,653   $ 2,037,788   $ 3,007,154    $ 2,714,124
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                   (30,019)     (452,878)      (36,684)      (835,288)
Net change in unrealized appreciation or depreciation
 of investments                                              3,249,789    (2,665,300)    4,855,692     (4,232,526)
                                                           -----------   -----------   -----------    -----------
 Net increase (decrease) in net assets from operations       5,837,423    (1,080,390)    7,826,162     (2,353,690)
                                                           -----------   -----------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
 Class A                                                      (329,633)      (35,663)     (173,805)       (17,517)
 Class C                                                       (32,025)       (5,043)      (28,974)        (5,177)
 Class R                                                    (2,282,656)   (1,973,703)   (2,830,558)    (2,690,297)
From accumulated net realized gains from investment
 transactions:
 Class A                                                             -          (773)            -              -
 Class C                                                             -             -             -              -
 Class R                                                             -      (341,737)            -              -
                                                           -----------   -----------   -----------    -----------
  Decrease in net assets from distributions to
   shareholders                                             (2,644,314)   (2,356,919)   (3,033,337)    (2,712,991)
                                                           -----------   -----------   -----------    -----------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
 Class A                                                     7,757,684     2,826,031     4,222,635      1,465,445
 Class C                                                       573,759       458,588       633,225        480,657
 Class R                                                     4,461,592    10,783,764     6,005,478     12,882,787
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
 Class A                                                       181,529        18,788       126,885          9,834
 Class C                                                        16,615         2,567        24,758          3,155
 Class R                                                     1,567,807     1,592,197     1,786,453      1,624,542
                                                           -----------   -----------   -----------    -----------
                                                            14,558,986    15,681,935    12,799,434     16,466,420
                                                           -----------   -----------   -----------    -----------
Cost of shares redeemed:
 Class A                                                      (406,168)     (122,722)     (281,318)       (27,047)
 Class C                                                       (32,865)       (1,205)     (105,804)             -
 Class R                                                    (5,070,204)   (5,795,917)   (6,418,284)    (6,616,545)
                                                           -----------   -----------   -----------    -----------
                                                            (5,509,237)   (5,919,844)   (6,805,406)    (6,643,592)
                                                           -----------   -----------   -----------    -----------
 Net increase in net assets derived from Fund share
  transactions                                               9,049,749     9,762,091     5,994,028      9,822,828
                                                           -----------   -----------   -----------    -----------
  Net increase (decrease) in net assets                     12,242,858     6,324,782    10,786,853      4,756,147
Net assets at the beginning of year                         42,787,042    36,462,260    53,475,817     48,719,670
                                                           -----------   -----------   -----------    -----------
Net assets at the end of year                              $55,029,900   $42,787,042   $64,262,670    $53,475,817
                                                           ===========   ===========   ===========    ===========
Balance of undistributed net investment income at
 end of year                                               $     8,128   $    34,789   $     5,651    $    31,834
                                                           ===========   ===========   ===========    ===========

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------
                                                                     VA
----------------------------------------------------------------------------------
                                                          Year ended    Year ended
                                                            1/31/96       1/31/95
----------------------------------------------------------------------------------
OPERATIONS
Net investment income                                     $ 3,221,308  $ 2,965,312
Net realized gain (loss) from investment transactions,
 net of taxes, if applicable                                  334,528     (110,113)
Net change in unrealized appreciation or depreciation
 of investments                                             4,882,314   (5,022,831)
                                                          -----------  -----------
  Net increase (decrease) in net assets from operations     8,438,150   (2,167,632)
                                                          -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
  Class A                                                    (191,806)     (20,902)
  Class C                                                     (23,926)      (4,516)
  Class R                                                  (2,997,681)  (2,960,225)
From accumulated net realized gains from investment
 transactions:
  Class A                                                     (15,706)           -
  Class C                                                      (2,511)           -
  Class R                                                    (193,671)           -
                                                          -----------  -----------
    Decrease in net assets from distributions to
     shareholders                                          (3,425,301)  (2,985,643)
                                                          -----------  -----------
FUND SHARE TRANSACTIONS (note 3)
Net proceeds from sale of shares:
  Class A                                                   3,799,529    2,169,078
  Class C                                                     402,084      359,962
  Class R                                                   3,456,619    9,464,055
Net asset value of shares issued to shareholders due to
 reinvestment of distributions from net investment
 income and from net realized gains from investment
 transactions:
  Class A                                                     109,800        6,496
  Class C                                                      21,313        2,776
  Class R                                                   1,928,344    1,626,894
                                                          -----------  -----------
                                                            9,717,689   13,629,261
                                                          -----------  -----------
Cost of shares redeemed:
  Class A                                                    (543,599)     (10,247)
  Class C                                                     (54,845)           -
  Class R                                                  (5,446,943)  (6,855,537)
                                                          -----------  -----------
                                                           (6,045,387)  (6,865,784)
                                                          -----------  -----------
Net increase in net assets derived from Fund share
 transactions                                               3,672,302    6,763,477
                                                          -----------  -----------
  Net increase (decrease) in net assets                     8,685,151    1,610,202
Net assets at the beginning of year                        57,382,876   55,772,674
                                                          -----------  -----------
Net assets at the end of year                             $66,068,027  $57,382,876
                                                          ===========  ===========
Balance of undistributed net investment income at
 end of year                                              $    29,706  $    21,811
                                                          ===========  ===========

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS         NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

1. GENERAL INFORMATION AND SIGNIFICANT
ACCOUNTING POLICIES
The Nuveen Multistate Tax-Free Trust (the "Trust") is an open-end diversified management series investment company registered under the Investment Company Act of 1940. The Trust comprises seven single-state tax-free mutual funds (the Nuveen Tax-Free Value Funds--the "Funds"). Each Fund constitutes a separate series of the Trust and is itself an open-end diversified management investment company, commonly referred to as a mutual fund. The Trust was organized as a Massachusetts Business Trust on July 26, 1991.

The Trust currently has seven authorized state tax-free Funds: the Nuveen Arizona Tax-Free Value Fund, the Nuveen Florida Tax-Free Value Fund, the Nuveen Maryland Tax-Free Value Fund, the Nuveen Michigan Tax-Free Value Fund, the Nuveen New Jersey Tax-Free Value Fund, the Nuveen Pennsylvania Tax-Free Value Fund and the Nuveen Virginia Tax-Free Value Fund. Additional state Funds may be established in the future. Sale of Fund shares first commenced on February 28, 1992. Each Fund invests primarily in municipal obligations issued within its respective state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation

Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

NOTES TO FINANCIAL STATEMENTS


Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Trust has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its purchase commitments. At January 31, 1996, the Nuveen Michigan Tax-Free Value Fund and the Nuveen Pennsylvania Tax-Free Value Fund had purchase commitments of $1,184,207 and $3,015,938, respectively. There were no such purchase commitments in any of the other Funds.

Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Dividends and
Distributions to
Shareholders

Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from securities transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized gains from investment transactions are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized gains from investment transactions, if applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the respective Funds. All income dividends paid during the year ended January 31, 1996, have been designated Exempt Interest Dividends.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

Deferred
Organization Costs

Costs incurred by the Trust in connection with its organization and initial registration of shares were deferred and are being amortized over a 60-month period beginning February 28, 1992. If any of the initial shares of each Fund are redeemed during this period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs as of the date of redemption.

Flexible Sales Charge
Program

Effective September 6, 1994, each Fund commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. Effective June 13, 1995, an investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class "C" Shares are redeemed within 12 months of purchase.

Prior to the offering of Class "A" and Class "C" shares, the shares outstanding were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

Derivative Financial
Instruments

In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including future, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the year ended January 31, 1996.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

NOTES TO FINANCIAL STATEMENTS

2. EXPENSE ALLOCATION
Expenses of the Funds that are not directly attributable to any class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Effective August 1, 1995, the Funds adopted a multiple class plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 and now designate class specific expenses to include Rule 12b-1 distribution and service fees, and other expenses incurred for services received by a class that differ in either amount or kind. A breakdown of the class specific expenses is as follows:


                                                               AZ       FL       MD       MI

 12b-1 distribution and service fees (for the year ended
  January 31, 1996):
  Class A                                                    $ 5,232  $ 7,876  $10,477  $ 5,692
  Class C                                                      1,539    1,356   11,541    1,452
 Shareholders' servicing agent fees and expenses (for the
  six month period ended July 31, 1995):
  Class A                                                      1,219    2,388    2,357    1,704
  Class C                                                        103       57      401       90
  Class R                                                      9,209   17,836   29,394   18,320
 Shareholders' reports-printing and mailing expenses
  (for the six month period ended July 31, 1995):
  Class A                                                        574    1,437    1,691      757
  Class C                                                         88       57      324       51
  Class R                                                     17,565   32,346   26,895   11,718
 Federal and state registration fees (for the six month
  period ended July 31, 1995):
  Class A                                                        237      786    1,101      199
  Class C                                                          9      379      734       13
  Class R                                                      1,870      715      756    2,324

NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
JANUARY 31, 1996

                                                               NJ        PA       VA
 12b-1 distribution and service fees (for the year ended
  January 31, 1996):
  Class A                                                    $16,159  $ 9,108  $ 9,870
  Class C                                                      7,121    7,082    5,640
 Shareholders' servicing agent fees and expenses (for the
  six month period ended July 31, 1995):
  Class A                                                      3,208    2,563    2,427
  Class C                                                        185      360      265
  Class R                                                     15,598   32,785   36,716
 Shareholders' reports-printing and mailing expenses
  (for the six month period ended July 31, 1995):
  Class A                                                      1,760    1,336    1,588
  Class C                                                        205       76      220
  Class R                                                     36,338   31,233   40,281
 Federal and state registration fees (for the six month
  period ended July 31, 1995):
  Class A                                                        886    1,858      744
  Class C                                                         69    1,378       40
  Class R                                                        749    1,519    1,185

NOTES TO FINANCIAL STATEMENTS



3. FUND SHARES
Transactions in shares were as follows:


---------------------------------------------------------------------------------------------------------------
                                                                         AZ                       FL
---------------------------------------------------------------------------------------------------------------
                                                               Year ended   Year ended  Year ended   Year ended
                                                                 1/31/96      1/31/95     1/31/96     1/31/95
---------------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                       274,843      116,098       420,409      175,913
  Class C                                                        26,227        5,260         7,638        7,959
  Class R                                                       239,176      401,984       824,725    1,397,272
 Shares issued to shareholders due to reinvestment of
  distributions from net investment income and from
  net realized gains from investment transactions:
  Class A                                                         3,655          237         5,125          435
  Class C                                                           505           54           350           24
  Class R                                                        51,292       48,864       147,052      139,011
                                                               --------    ---------    ----------   ----------
                                                                595,698      572,497     1,405,299    1,720,614
                                                               --------    ---------    ----------   ----------
 Shares redeemed:
  Class A                                                       (29,122)      (3,087)      (16,925)     (33,276)
  Class C                                                          (313)        (958)            -            -
  Class R                                                      (139,521)    (254,213)   (1,126,197)    (639,360)
                                                               --------    ---------    ----------   ----------
                                                               (168,956)    (258,258)   (1,143,122)    (672,636)
                                                               --------    ---------    ----------   ----------
 Net increase                                                   426,742      314,239       262,177    1,047,978
                                                               ========    =========    ==========   ==========
---------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------
                                                                     MD                        MI
-----------------------------------------------------------------------------------------------------------
                                                         Year ended   Year ended   Year ended   Year ended
                                                           1/31/96      1/31/95      1/31/96      1/31/95
-----------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                  514,083       166,832      294,831       91,636
  Class C                                                   63,846        89,009       13,867        7,542
  Class R                                                  406,673       921,445      293,923      631,960
 Shares issued to shareholders due to reinvestment of
  distributions from net investment income and from
  net realized gains from investment transactions:
  Class A                                                   11,066           570        5,538          269
  Class C                                                    3,894           635          521           35
  Class R                                                  144,632       142,445       99,905       87,694
                                                         ---------    ----------     --------     --------
                                                         1,144,194     1,320,936      708,585      819,136
                                                         ---------    ----------     --------     --------
 Shares redeemed:
  Class A                                                  (34,362)         (240)     (16,428)        (987)
  Class C                                                  (19,328)          (24)        (401)           -
  Class R                                                 (459,618)   (1,119,703)    (288,460)    (332,766)
                                                         ---------    ----------     --------     --------
                                                          (513,308)   (1,119,967)    (305,289)    (333,753)
                                                         ---------    ----------     --------     --------
 Net increase                                              630,886       200,969      403,296      485,383
                                                         =========    ==========     ========     ========
-----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS


-----------------------------------------------------------------------------------------------------------------------
                                                                                  NJ                     PA
-----------------------------------------------------------------------------------------------------------------------
                                                                       Year ended   Year ended  Year ended  Year ended
                                                                         1/31/96     1/31/95     1/31/96     1/31/95
-----------------------------------------------------------------------------------------------------------------------

 Shares sold:
   Class A                                                                765,342       292,386     411,858     153,866
   Class C                                                                 56,488        47,588      62,079      50,810
   Class R                                                                440,121     1,077,289     585,804   1,297,150
 Shares issued to shareholders due to reinvestment of
  distributions from net investment income and
   from net realized gains from investment transactions:
   Class A                                                                 17,820         1,978      12,297       1,047
   Class C                                                                  1,638           270       2,439         329
   Class R                                                                154,754       161,549     174,784     165,879
                                                                       ----------     ---------   ---------   ---------
                                                                        1,436,163     1,581,060   1,249,261   1,669,081
                                                                       ----------     ---------   ---------   ---------
 Shares redeemed:
   Class A                                                                (40,094)      (12,705)    (27,436)     (2,866)
   Class C                                                                 (3,290)         (125)    (10,542)        --
   Class R                                                               (500,152)     (581,386)   (628,872)   (676,175)
                                                                       ----------     ---------   ---------   ---------
                                                                         (543,536)     (594,216)   (666,850)   (679,041)
                                                                       ----------     ---------   ---------   ---------
 Net increase                                                             892,627       986,844     582,411     990,040
                                                                       ==========     =========   =========    ========
-----------------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996


------------------------------------------------------------------------------------
                                                                    VA
------------------------------------------------------------------------------------
                                                          Year ended      Year ended
                                                            1/31/96         1/31/95
------------------------------------------------------------------------------------
 Shares sold:
  Class A                                                    369,049         227,287
  Class C                                                     39,142          38,465
  Class R                                                    336,826         931,986
 Shares issued to shareholders due to reinvestment of
  distributions from net investment income and from
  net realized gains from investment transactions:
  Class A                                                     10,624             690
  Class C                                                      2,074             296
  Class R                                                    186,098         165,173
                                                            --------       ---------
                                                             943,813       1,363,897
                                                            --------       ---------
 Shares redeemed:
  Class A                                                    (52,547)         (1,095)
  Class C                                                     (5,359)             --
  Class R                                                   (529,723)       (680,380)
                                                            --------       ---------
                                                            (587,629)       (681,475)
                                                            --------       ---------
 Net increase                                                356,184         682,422
                                                            ========       =========
------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

4. DISTRIBUTIONS TO SHAREHOLDERS

On February 9, 1996, the Funds declared dividend distributions from their ordinary income which were paid on March 1, 1996, to shareholders of record on February 9, 1996, as follows:

------------------------------------------------------------------------------------------------------
                                                    AZ           FL           MD            MI
------------------------------------------------------------------------------------------------------

 Dividend per share:
  Class A                                       $     .0420  $     .0410  $     .0405   $     .0425
  Class C                                             .0350        .0345        .0340         .0355
  Class R                                             .0435        .0430        .0425         .0445
                                                ===========  ===========  ===========   ===========
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------
                                                    NJ           PA           VA
--------------------------------------------------------------------------------------
 Dividend per share:
  Class A                                       $     .0440  $     .0410  $     .0430
  Class C                                             .0375        .0340        .0365
  Class R                                             .0460        .0430        .0450
                                                ===========  ===========  ===========
--------------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the year ended January 31, 1996, were as follows:


-------------------------------------------------------------------------------------------------------------------------
                                                                AZ             FL              MD              MI
-------------------------------------------------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities                       $ 5,373,232     $14,977,473     $15,605,953     $13,336,382
 Temporary municipal investments                             7,000,000      11,900,000       9,500,000       7,900,000

 SALES
 Investments in municipal securities                           938,787      11,397,779       8,399,990       9,860,816
 Temporary municipal investments                             7,200,000      11,900,000      10,500,000       7,900,000
                                                           ===========     ===========     ===========     ===========
--------------------------------------------------------------------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

 ----------------------------------------------------------------------------------------------------
                                                               NJ           PA           VA
 ----------------------------------------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities                       $27,941,714  $41,972,985  $29,255,837
 Temporary municipal investments                            19,400,000   20,880,000   13,000,000
 SALES
 Investments in municipal securities                        17,713,121   29,645,304   25,325,007
 Temporary municipal investments                            21,000,000   19,880,000   14,300,000
                                                           ===========  ===========  ===========
-----------------------------------------------------------------------------------------------------

At January 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At January 31, 1996, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

 ----------------------------------------------------------------------------------------------------
                                                               AZ           FL           MD
 ----------------------------------------------------------------------------------------------------
 Expiration year:
  2003                                                      $127,444     $ 87,166     $ 65,355
  2004                                                        17,690      141,494      516,603
                                                            --------     --------     --------
   Total                                                    $145,134     $228,660     $581,958
                                                            ========     ========     ========
-----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                               NJ           PA
------------------------------------------------------------------------------------
 Expiration year:
  2003                                                      $ 35,921     $377,256
  2004                                                       419,632      468,676
                                                            --------     --------
   Total                                                    $455,553     $845,932
                                                            ========     ========
------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS



6. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 1996, were as follows:


-------------------------------------------------------------------------------------
                                    AZ           FL           MD           MI
-------------------------------------------------------------------------------------
 Gross unrealized:
  Appreciation                   $1,382,474   $3,438,260   $3,207,733   $1,847,996
  Depreciation                       (1,470)     (14,203)     (81,539)      (2,858)
                                 ----------   ----------   ----------   ----------
 Net unrealized appreciation     $1,381,004   $3,424,057   $3,126,194   $1,845,138
                                 ==========   ==========   ==========   ==========
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                    NJ           PA           VA
-------------------------------------------------------------------------------------
 Gross unrealized:
  Appreciation                  $2,520,888   $3,860,621   $4,243,525
  Depreciation                     (68,034)     (34,940)     (88,830)
                                ----------   ----------   ----------
 Net unrealized appreciation    $2,452,854   $3,825,681   $4,154,695
                                ==========   ==========   ==========

7. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

-------------------------------------------------------
 Average daily net asset value        Management fee
-------------------------------------------------------
 For the first $125,000,000             .55 of 1%
 For the next $125,000,000            .5375 of 1
 For the next $250,000,000             .525 of 1
 For the next $500,000,000            .5125 of 1
 For the next $1,000,000,000             .5 of 1
 For net assets over $2,000,000,000    .475 of 1
-------------------------------------------------------

From inception of the Trusts on December 13, 1991 through January 31, 1996, the Adviser waived part of its management fees or reimbursed certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net asset value of each Fund, excluding any 12b-1 fees applicable to Class A and Class C. The Adviser has currently agreed to continue its fee waivers and expense reimbursements through July 31, 1996.

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

8. COMPOSITION OF NET ASSETS
At January 31, 1996, there were an unlimited number of $.01 par value shares authorized. Net assets consisted of:

------------------------------------------------------------------------------------------------------------------------------
                                                                           AZ            FL            MD            MI
------------------------------------------------------------------------------------------------------------------------------
 Capital paid-in                                                      $22,527,848   $58,092,437   $53,142,102    $32,351,135
 Balance of undistributed net investment income                             1,809        20,796           936         10,893
 Accumulated net realized gain (loss) from investment
  transactions                                                           (154,780)     (228,660)     (581,958)       177,264
 Net unrealized appreciation of investments                             1,381,004     3,424,057     3,126,194      1,845,138
                                                                      -----------   -----------   -----------    -----------
  Net assets                                                          $23,755,881   $61,308,630   $55,687,274    $34,384,430
                                                                      ===========   ===========   ===========    ===========
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                           NJ            PA            VA
------------------------------------------------------------------------------------------------------------------------------
 Capital paid-in                                                      $53,051,830   $61,303,237   $61,873,371
 Balance of undistributed net investment income                             8,128         5,651        29,706
 Accumulated net realized gain (loss) from investment
  transactions                                                           (482,912)     (871,899)       10,255
 Net unrealized appreciation of investments                             2,452,854     3,825,681     4,154,695
                                                                      -----------   -----------   -----------
  Net assets                                                          $55,029,900   $64,262,670   $66,068,027
                                                                      ===========   ===========   ===========
------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

9. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At January 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

--------------------------------------------------------------------
                                        AZ      FL      MD      MI
--------------------------------------------------------------------

Revenue Bonds:
 Pollution Control                      11%      2%      6%      7%
 Housing Facilities                     11      16      23      12
 Health Care Facilities                 11      15      12      21
 Water/Sewer Facilities                  6       9      --      15
 Electric Utilities                      2      16       1       3
 Educational Facilities                 14       1       5       7
 Transportation                          3       5      11       4
 Lease Rental Facilities                 8       1       5       3
 Other                                   8       9       7       5
General Obligation Bonds                17       9      15      17
Escrowed Bonds                           9      17      15       6
                                        --      --      --      --
                                       100%    100%    100%    100%
                                       ===     ===     ===     ===
 -------------------------------------------------------------------



-------------------------------------------------------------
                                        NJ      PA      VA
-------------------------------------------------------------
Revenue Bonds:
 Pollution Control                      13%     24%     --%
 Housing Facilities                     10       8       9
 Health Care Facilities                  7      17      11
 Water/Sewer Facilities                  5      --      17
 Electric Utilities                      2       3      --
 Educational Facilities                  9      13      12
 Transportation                          8       5      12
 Lease Rental Facilities                 3       2       6
 Other                                  12      11      23
General Obligation Bonds                19      15       6
Escrowed Bonds                          12       2       4
                                        --      --      --
                                       100%    100%    100%
                                       ===     ===     ===
-------------------------------------------------------------

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (51% for Arizona, 61% for Florida, 54% for Maryland, 30% for Michigan, 47% for New Jersey, 47% for Pennsylvania, and 24% for Virginia). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

------------------------------------------------------------------------------------------------------------------
                                                Income from investment
                                                     operations                Less distributions
                                              ------------------------------------------------------
                                                                      Net
                                                             realized and   Dividends
                                   Net asset         Net  unrealized gain    from net  Distributions     Net asset
                             value beginning  investment      (loss) from  investment           from  value end of
                                   of period    income++    investments**      income  capital gains        period
------------------------------------------------------------------------------------------------------------------
ARIZONA
------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 1/31,
  1996                               $ 9.930       $.503          $  .829      $(.522)        $    -       $10.740
9/6/94 to
  1/31/95                             10.030        .203            (.086)      (.217)             -         9.930
CLASS C
Year ended 1/31,
  1996                                 9.840        .419             .830       (.439)             -        10.650
9/9/94 to
  1/31/95                              9.940        .169            (.052)      (.217)             -         9.840
CLASS R
Year ended 1/31,
  1996                                 9.850        .529             .831       (.540)             -        10.670
  1995                                10.880        .536           (1.026)      (.540)             -         9.850
  1994                                10.050        .531             .853       (.522)         (.032)       10.880
  1993                                 9.525        .438             .563       (.435)         (.041)       10.050
12/13/91 to
  1/31/92                              9.525           -                -           -              -         9.525
------------------------------------------------------------------------------------------------------------------
FLORIDA
------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 1/31,
  1996                                 9.730        .488             .840       (.498)             -        10.560
9/6/94 to
  1/31/95                              9.890        .193            (.148)      (.202)         (.003)        9.730
CLASS C
Year ended 1/31,
  1996                                 9.730        .413             .789       (.422)             -        10.510
9/16/94 to
  1/31/95                              9.720        .152             .021       (.163)             -         9.730
CLASS R
Year ended 1/31,
  1996                                 9.750        .518             .824       (.522)             -        10.570
  1995                                10.740        .508            (.985)      (.510)         (.003)        9.750
  1994                                 9.960        .511             .779       (.510)             -        10.740
  1993                                 9.525        .440             .431       (.436)             -         9.960
12/13/91 to
  1/31/92                              9.525           -                -           -              -         9.525
------------------------------------------------------------------------------------------------------------------

See notes on page 68.

                                     NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                               JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------
                                                   Ratios/Supplemental data
              ---------------------------------------------------------------------------------------------------
                                       Ratio of           Ratio of         Ratio of           Ratio of
                                    expenses to     net investment         expenses     net investment
Total return      Net assets            average  income to average   to average net  income to average  Portfolio
on net asset   end of period  net assets before  net assets before     assets after   net assets after   turnover
      value+  (in thousands)      reimbursement      reimbursement  reimbursement++    reimbursement++       rate
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------


       13.68%        $ 3,895               1.31%              4.49%            1.00%              4.80%         5%

        1.24           1,124               1.60*              4.68*            1.00*              5.28*        29


       12.90             328               2.11               3.66             1.75               4.02          5

        1.25              43               3.51*              2.79*            1.75*              4.55*        29


       14.09          19,533               1.15               4.72              .75               5.12          5
       (4.39)         16,554               1.06               5.12              .75               5.43         29
       14.07          16,140               1.25               4.48              .75               4.98         11
       10.71           8,026               1.75*              3.94*             .75*              4.94*        43

           -              15                  -                  -                -                  -          -
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------


       13.92           5,823               1.21               4.53             1.00               4.74         21

         .52           1,392               1.56*              4.52*            1.00*              5.08*         4


       12.54             168               2.16               3.62             1.75               4.03         21

        1.84              78               2.84*              3.26*            1.75*              4.35*         4


       14.05          55,318                .88               4.93              .75               5.06         21
       (4.33)         52,538                .84               5.12              .75               5.21          4
       13.22          48,254                .89               4.69              .75               4.83          3
        9.33          23,727               1.24*              4.35*             .75*              4.84*         1

           -              15                  -                  -                -                  -          -
-----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-----------------------------------------------------------------------------------------------------------------------------------
                                         Income from investment operations              Less distributions
                                         ---------------------------------        ------------------------------
                                                                      Net
                                                             realized and          Dividends
                             Net asset            Net     unrealized gain           from net     Distributions        Net asset
                       value beginning     investment         (loss) from         investment              from     value end of
                             of period       income++       investments**             income     capital gains           period
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 1/31,
  1996                         $ 9.600          $.483             $  .844             $(.497)           $    -          $10.430
 9/6/94 to
  1/31/95                        9.840           .198               (.229)             (.207)            (.002)           9.600
 CLASS C
 Year ended 1/31,
  1996                           9.590           .409                .842              (.421)                -           10.420
 9/15/94 to
  1/31/95                        9.750           .160               (.153)             (.167)                -            9.590
 CLASS R
 Year ended 1/31,
  1996                           9.610           .513                .838              (.521)                -           10.440
  1995                          10.620           .513              (1.008)             (.513)            (.002)           9.610
  1994                           9.910           .509                .727              (.503)            (.023)          10.620
  1993                           9.525           .442                .395              (.442)            (.010)           9.910
 12/13/91 to
  1/31/92                        9.525              -                   -                  -                 -            9.525
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Year ended 1/31,
  1996                           9.870           .510                .911              (.519)            (.032)          10.740
 9/6/94 to
  1/31/95                       10.090           .204               (.209)             (.212)            (.003)           9.870
 CLASS C
 Year ended 1/31,
  1996                           9.850           .430                .922              (.440)            (.032)          10.730
 9/16/94 to
  1/31/95                        9.910           .161               (.050)             (.171)                -            9.850
 CLASS R
 Year ended 1/31,
  1996                           9.880           .539                .906              (.543)            (.032)          10.750
  1995                          10.860           .529               (.972)             (.534)            (.003)           9.880
  1994                          10.060           .531                .808              (.528)            (.011)          10.860
  1993                           9.525           .456                .554              (.449)            (.026)          10.060
 12/13/91 to
  1/31/92                        9.525              -                   -                  -                 -            9.525
 ----------------------------------------------------------------------------------------------------------------------------------

See notes on page 68.

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

-----------------------------------------------------------------------------------------------------------------------------------
                                                              Ratios/Supplemental data
                 ------------------------------------------------------------------------------------------------------------------
                                            Ratio of              Ratio of            Ratio of              Ratio of
                                         expenses to        net investment            expenses        net investment
Total return        Net assets               average     income to average      to average net     income to average     Portfolio
on net asset     end of period     net assets before     net assets before        assets after      net assets after      turnover
      value+    (in thousands)         reimbursement         reimbursement     reimbursement++       reimbursement++          rate
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


       14.07%           $ 6,860                 1.33%                 4.41%               1.00%                 4.74%           17%

        (.26)             1,605                 1.59*                 4.67*               1.00*                 5.26*           35


       13.24              1,438                 2.06                  3.73                1.75                  4.04            17

         .12                860                 1.86*                 4.44*               1.75*                 4.55*           35


       14.33             47,389                 1.04                  4.78                 .75                  5.07            17
       (4.58)            42,741                  .89                  5.14                 .75                  5.28            35
       12.71             47,822                  .86                  4.74                 .75                  4.85             4
        8.96             28,283                 1.02*                 4.69*                .75*                 4.96*           20

           -                 15                    -                     -                   -                     -             -
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


       14.68              4,027                 1.35                  4.52                1.00                  4.87            33

         .02                897                 2.62*                 3.68*               1.00*                 5.30*           35


      13.96                 231                 2.08                  3.79                1.75                  4.12            33

       1.18                  75                 3.52*                 2.76*               1.75*                 4.53*           35


      14.93              30,126                 1.05                  4.87                 .75                  5.17            33
      (3.98)             26,644                  .96                  5.12                 .75                  5.33            35
      13.58              25,085                 1.07                  4.67                 .75                  4.99             3
      10.80              14,684                 1.62*                 4.19*                .75*                 5.06*           32

          -                  15                    -                     -                   -                     -             -
 ----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-----------------------------------------------------------------------------------------------------------------------------------
                                         Income from investment operations              Less distributions
                                         ---------------------------------        ------------------------------
                                                                      Net
                                                             realized and         Dividends
                             Net asset            Net     unrealized gain          from net      Distributions        Net asset
                       value beginning     investment         (loss) from        investment               from     value end of
                             of period       income++       investments**            income      capital gains           period
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Year ended 1/31,
 1996                          $ 9.730          $.519             $  .685             $(.534)           $    -          $10.400
9/6/94 to
 1/31/95                        10.030           .205               (.209)             (.210)            (.086)           9.730
CLASS C
Year ended 1/31,
 1996                            9.710           .443                .683              (.456)                -           10.380
9/21/94 to
 1/31/95                         9.770           .159               (.050)             (.169)                -            9.710
CLASS R
Year ended 1/31,
 1996                            9.740           .551                .677              (.558)                -           10.410
 1995                           10.710           .524               (.886)             (.522)            (.086)           9.740
 1994                            9.960           .513                .810              (.513)            (.060)          10.710
 1993                            9.525           .445                .431              (.441)                -            9.960
12/13/91 to
 1/31/92                         9.525              -                   -                  -                 -            9.525

PENNSYLVANIA
CLASS A
Year ended 1/31,
 1996                            9.750           .498                .862              (.510)               -            10.600
9/6/94 to
 1/31/95                         9.920           .206               (.164)             (.212)               -             9.750
CLASS C
Year ended 1/31,
 1996                            9.650           .417                .843              (.430)               -            10.480
9/6/94 to
 1/31/95                         9.920           .176               (.235)             (.211)               -             9.650
CLASS R
Year ended 1/31,
 1996                            9.730           .527                .846              (.533)               -            10.570
 1995                           10.810           .531              (1.077)             (.534)               -             9.730
 1994                           10.010           .533                .807              (.534)           (.006)           10.810
 1993                            9.525           .451                .481              (.443)           (.004)           10.010
12/13/91 to
 1/31/92                         9.525              -                   -                  -                -             9.525
-----------------------------------------------------------------------------------------------------------------------------------

See notes on page 68.

                                            NUVEEN TAX-FREE MUTUAL ANNUAL REPORT
                                                                JANUARY 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                              Ratios/Supplemental data
                 -------------------------------------------------------------------------------------------------------------------
                                            Ratio of              Ratio of            Ratio of              Ratio of
                                         expenses to        net investment            expenses        net investment
Total return        Net assets               average     income to average      to average net     income to average     Portfolio
on net asset     end of period     net assets before     net assets before        assets after      net assets after      turnover
       value    (in thousands)         reimbursement         reimbursement     reimbursement++       reimbursement++          rate
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------


       12.63%           $10,661                 1.25%                 4.85%               1.00%                5.10%            39%

         .02              2,741                 1.31*                 5.03*               1.00*                5.34*            32


       11.80              1,065                 1.96                  4.16                1.75                 4.37             39

        1.16                464                 2.00*                 4.37*               1.75*                4.62*            32


       12.88             43,304                  .98                  5.20                 .75                 5.43             39
       (3.27)            39,582                  .89                  5.18                 .75                 5.32             32
       13.60             36,462                  .98                  4.61                 .75                 4.84             52
        9.36             16,208                 1.43*                 4.28*                .75*                4.96*             9

           -                 15                    -                     -                   -                    -              -
-----------------------------------------------------------------------------------------------------------------------------------



       14.22              5,817                 1.30                  4.52                1.00                 4.82             52

         .49              1,483                 1.87*                 4.56*               1.00*                5.43*            74


       13.27              1,101                 2.14                  3.70                1.75                 4.09             52

        (.53)               494                 2.52*                 3.90*               1.75*                4.67*            74


       14.40             57,345                  .96                  4.93                 .75                 5.14             52
       (4.94)            51,499                  .91                  5.27                 .75                 5.43             74
       13.67             48,720                  .94                  4.82                 .75                 5.01              5
        9.97             23,680                 1.25*                 4.53*                .75*                5.03*            15

          -                  15                    -                     -                   -                    -              -
 ----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

-------------------------------------------------------------------------------------------------------
                                      Income from investment
                                            operations             Less distributions
                                   ---------------------------  -------------------------
                                                           Net
                                                  realized and   Dividends
                        Net asset         Net  unrealized gain    from net  Distributions     Net asset
                  value beginning  investment      (loss) from  investment           from  value end of
                       of period     income++    investments**      income  capital gains        period
-------------------------------------------------------------------------------------------------------
VIRGINIA
-------------------------------------------------------------------------------------------------------
CLASS A
Year ended 1/31,
  1996                   $ 9.760        $.509           $ .878      $(.509)        $(.038)      $10.600
9/6/94 to
  1/31/95                  9.980         .201            (.207)      (.214)             -         9.760
CLASS C
Year ended 1/31,
  1996                     9.740         .432             .868       (.432)         (.038)       10.570
9/8/94 to
  1/31/95                  9.950         .171            (.167)      (.214)             -         9.740
CLASS R
Year ended 1/31,
  1996                     9.770         .537             .864       (.533)         (.038)       10.600
  1995                    10.740         .531            (.964)      (.537)             -         9.770
  1994                    10.030         .529             .726       (.527)         (.018)       10.740
  1993                     9.525         .439             .499       (.433)             -        10.030
12/13/91 to
  1/31/92                  9.525            -                -           -              -         9.525
-------------------------------------------------------------------------------------------------------

* Annualized. For the year ended 1/31/93, the information is based on the period beginning 2/28/92, commencement of operations.
** Net of taxes, if applicable (note 1).
+ Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.
++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser (note 7).

                                      NUVEEN TAX-FREE MUTUAL FUNDS ANNUAL REPORT
                                                                JANUARY 31, 1996

--------------------------------------------------------------------------------------------------------------------
                                                   Ratios/Supplemental data
              ------------------------------------------------------------------------------------------------------
                                       Ratio of           Ratio of            Ratio of           Ratio of
                                    expenses to     net investment         expenses to     net investment
Total return      Net assets            average  income to average  average net assets  income to average  Portfolio
on net asset   end of period  net assets before  net assets before    after reimburse-   net assets after   turnover
      value+  (in thousands)      reimbursement      reimbursement              ment++    reimbursement++       rate
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


       14.50%        $ 5,874               1.20%              4.73%               1.00%              4.93%        42%

         .01           2,215               1.57*              4.70*               1.00*              5.27*        40


       13.58             789               1.92               4.04                1.75               4.21         42

         .10             378               2.20*              4.12*               1.75*              4.57*        40


       14.65          59,405                .94               5.04                 .75               5.23         42
       (3.92)         54,791                .82               5.33                 .75               5.40         40
       12.78          55,773                .84               4.94                 .75               5.03          7
       10.04          37,196                .96*              4.71*                .75*              4.92*        12

           -              15                  -                  -                   -                  -          -
--------------------------------------------------------------------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Trustees and Shareholders of Nuveen Multistate Tax-Free Trust:

We have audited the accompanying statements of net assets of Nuveen Multistate Tax-Free Trust (a Massachusetts business trust comprising the Arizona, Florida, Maryland, Michigan, New Jersey, Pennsylvania and Virginia Nuveen Tax-Free Value Funds), including the portfolios of investments, as of January 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Multistate Tax-Free Trust as of January 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in conformity with generally accepted accounting principles.


                                          ARTHUR ANDERSEN LLP

Chicago, Illinois
March 1, 1996

[PHOTO APPEARS HERE]



                    For nearly 100 years,
                    Nuveen has earned its
          reputation as a tax-free income
                specialist by focusing on
                          municipal bonds


Your
investment
partners

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.


[LOGO]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286


OEFI-MAR96                               [RECYCLE LOGO]

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
Municipal Bonds

Face                                                                                             Face                      Market
Amount                                                                                           Rate       Maturity       Value
(000)     Description

          Education
          --------------------------------------------------------------------------------------------------------------------------
$3,000    Allegheny County, PA Higher Education Building Authority Revenue -
          Robert Morris College - Series 1996 A                                                 6.250%      02/15/26   $2,793,870
   750    Northeastern Pennsylvania Hospital and Education Authority Revenue -
          Luzerne County Community College - Series 1994                                        6.625       08/15/15      790,170
   865    Union County, PA Higher Educational Facilities Financing Authority Revenue -
          Bucknell University - Series 1996                                                     5.500       04/01/16      818,991

          Health Care
          --------------------------------------------------------------------------------------------------------------------------
 1,000    Butler County, PA Industrial Development Authority - Health Center Revenue -
          Sherwood Oaks Project - Series 1993                                                   5.750       06/01/16      922,280
   400    Columbia County, PA Industrial Development Authority - Orangeville Nursing Center     9.000       12/01/12      398,980

          Hospitals
          --------------------------------------------------------------------------------------------------------------------------
   200    Allegheny County, PA Hospital Development Authority - St. Margaret Memorial
          Hospital - Series 1991A                                                               7.125       10/01/21      205,624
   200    Butler County, PA Hospital Authority Revenue - North Hills Passavant Hospital         7.000       06/01/22      216,466
   500    Clarion County, PA Hospital Authority Revenue - Clarion Hospital                      8.100       07/01/12      516,260
   500    Dauphin County, PA Hospital Authority Revenue - Harrisburg Hospital                   8.250       07/01/14      529,000
 2,300    Doylestown, PA Hospital Authority Revenue - Series 1993 A                             5.000       07/01/23    1,980,162
 1,000    Lancaster County, PA Hospital Authority Revenue - Health Care Center
          Masonic Homes - Series 1994                                                           5.000       11/15/20      864,530
 1,200    Lehigh County, PA General Purpose Authority Hospital Revenue -
          Lehigh Valley Hospital - Series 1995 B                                                5.625       07/01/25    1,128,972
 1,000    Monroeville, PA Hospital Authority Revenue - Forbes Health System -
          Series 1995                                                                           6.250       10/01/15      959,860
   500    Montgomery County, PA Higher Education and Health Authority Revenue -
          Holy Redeemer Hospital                                                                7.625       02/01/20      539,260
 2,000    Philadelphia, PA Hospitals and Higher Education Facilities Revenue -
          Temple University Hospital - Series 1993 A                                            6.625       11/15/23    1,996,140
 1,750    Westmoreland County, PA Industrial Development Authority Revenue -
          Citizens General Hospital - Series 1987 A                                             8.250       07/01/13    1,814,592

          Housing/Multifamily
          --------------------------------------------------------------------------------------------------------------------------
   500    Bucks County, PA Redevelopment Authority Mortgage Revenue -
          Westminster Heights - Series 1992 A                                                   6.875       08/01/23      513,705

          Housing/Single Family
          --------------------------------------------------------------------------------------------------------------------------
   300    Pennsylvania Housing Finance Agency - Single Family - Series 1989 S                   7.600       04/01/16      322,584
   250    Pennsylvania Housing Finance Agency - Single Family - Series 1991-30                  7.300       10/01/17      268,870
 1,000    Pittsburgh, PA Urban Redevelopment Authority - Mortgage Revenue -
          Series 1996 A                                                                         6.000       04/01/19      960,330

4                                    F-264                          Pennsylvania

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
         Municipal Bonds (continued)

 Face                                                                                            Face                      Market
Amount                                                                                           Rate       Maturity       Value
(000)     Description

          Industrial Development and Pollution Control
          --------------------------------------------------------------------------------------------------------------------------
$  296    Allegheny County, PA Industrial Development Authority - Solid Waste Disposal -
          Conversion Systems, Inc. - Series 1991                                                8.000%      03/01/98   $  313,523
 1,000    Bradford County, PA Industrial Development Authority - Solid Waste Disposal
          Revenue - International Paper Company - Series 1995 B                                 5.900       12/01/19      952,230
 2,000    Cambria County, PA Industrial Development Authority Pollution Control Revenue -
          Pennsylvania Electric Company - Series 1995 A and B                                   5.800       11/01/20    1,936,520
 1,500    Lawrence County, PA Industrial Development Authority Pollution Control Revenue -
          Pennsylvania Power Company                                                            7.150       03/01/17    1,559,130
   550    Lehigh County, PA Industrial Development Authority Pollution Control Revenue -
          Pennsylvania Power and Light Company - Series 1995 A                                  6.150       08/01/29      554,362
 1,000    Northampton County, PA Industrial Development Authority Pollution Control
          Revenue - Metropolitan Edison - Series 1995 A                                         6.100       07/15/21    1,001,520
 2,000    Pennsylvania Economic Development Financing Authority Revenue -
          MacMillan Bloedel Clarion - Series 1995                                               7.600       12/01/20    2,181,880
 1,000    Pennsylvania Economic Development Finance Authority Revenue -
          Wastewater Treatment - Sun Company, Incorporated R & M - Series 1994 A                7.600       12/01/24    1,093,450
   250    Philadelphia, PA Industrial Development Authority - National Board of Medical
          Examiners - Series 1992                                                               6.750       05/01/12      267,222

          Municipal Revenue/Other
          --------------------------------------------------------------------------------------------------------------------------
 2,545    Reading, PA General Obligation - Parking Authority - Series 1993                      0.000       11/15/15      808,750

          Municipal Revenue/Utility
          --------------------------------------------------------------------------------------------------------------------------
 1,400    Philadelphia, PA Gas Works Revenue - Fourteenth Series - Series 1993                  6.375       07/01/26    1,382,374
   750    Philadelphia, PA Gas Works Revenue - Fourteenth Series - Series 1993                  6.375       07/01/26      772,605
   750    Commonwealth of Puerto Rico Electric Power Authority - Series 1994 T                  6.375       07/01/24      768,150
   650    Philadelphia, PA Gas Works Revenue - Twelfth Series                                   7.000       05/15/20      751,108

          Municipal Revenue/Water & Sewer
          --------------------------------------------------------------------------------------------------------------------------
 1,000    Philadelphia, PA Water and Wastewater Revenue - Series 1993                           5.250       06/15/23      897,790
 1,185    Pittsburgh, PA Water and Sewer Authority - Water and Sewer System Revenue -
          Series 1995 B                                                                         5.750       09/01/25    1,142,684
   920    South Wayne County, PA Water and Sewer Authority Revenue                              8.200       04/15/13      969,579

          Non-State General Obligations
          --------------------------------------------------------------------------------------------------------------------------
   750    Central Greene County, PA School District - General Obligation - Series 1996          5.250       02/15/24      673,478
 2,195    Montour, Pa School District - General Obligation - Allegheny County -
          Series 1993 B                                                                         0.000       01/01/14      780,213

          Pre-refunded or Escrowed
          --------------------------------------------------------------------------------------------------------------------------
 1,000    Montgomery County, PA Industrial Development Authority Pollution Control
          Revenue - Philadelphia Electric - Series A                                            8.875       06/01/16    1,020,000
   500    Pennsylvania State Higher Educational Facilities Authority Revenue -
          Lycoming College                                                                      8.375       10/01/18      553,890
   700    Pennsylvania State Higher Educational Facilities Authority Revenue -
          Thomas Jefferson University                                                           8.000       01/01/18      756,259

Pennsylvania                         F-265                                     5

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................

         Municipal Bonds (continued)
 Face
Amount                                                                                          Face                       Market
(000)     Description                                                                           Rate        Maturity        Value
$  150    Philadelphia, PA Municipal Authority Revenue                                          7.800%      04/01/18   $   160,382
 1,450    Philadelphia, PA Municipal Authority Revenue                                          7.800       04/01/18     1,595,667

          Resource Recovery
          -------------------------------------------------------------------------------------------------------------------------
 1,650    Cambria County, PA Industrial Development Authority Resource
          Recovery Revenue - Cambria CoGen Project                                              7.750       09/01/19     1,729,414
   400    York County, PA Solid Waste and Refuse Authority Industrial Development
          Revenue - Resource Recovery - Series C                                                8.200       12/01/14       426,039

          Special Tax Revenue
          -------------------------------------------------------------------------------------------------------------------------
 1,500    Pennsylvania Intergovernmental Cooperation Authority - Special Tax Revenue -
          Series 1994                                                                           7.000       06/15/14     1,704,300

          State/Territorial General Obligations
          -------------------------------------------------------------------------------------------------------------------------
 1,000  * Pennsylvania State General Obligation - Series 1996                                   5.375       05/15/16       944,470
 2,100    Commonwealth of Puerto Rico Public Improvement - General Obligation -
          Series 1996 A                                                                         5.400       07/01/25     1,893,003

          Total Investments in Securities - Municipal Bonds (cost $47,130,386) - 98.6%                                  48,130,638

          Excess of Other Assets over Liabilities - 1.4%                                                                   702,992

          Total Net Assets - 100.0%                                                                                    $48,833,630

*Securities purchased on a "when-issued" basis.
See notes to financial statements.

6                                    F-266                          Pennsylvania

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                 May 31, 1996
 ................................................................................

ASSETS:
  Investments, at market value (cost $47,130,386)                                 $48,130,638
  Receivable for investments sold                                                   2,292,793
  Receivable for Fund shares sold                                                     128,413
  Interest receivable                                                                 976,009
  Other                                                                                 3,314
    Total assets                                                                   51,531,167
LIABILITIES:
  Bank borrowings (Note G)                                                            526,230
  Payable for investments purchased                                                 1,886,776
  Payable for Fund shares reacquired                                                      476
  Distributions payable                                                               236,454
  Accrued expenses                                                                     47,601
    Total liabilities                                                               2,697,537
NET ASSETS:                                                                        48,833,630
  Class A:
  Applicable to 4,441,276 shares of beneficial interest issued and outstanding    $44,392,043
  Net asset value per share                                                       $     10.00
  Class C:
  Applicable to 444,517 shares of beneficial interest issued and outstanding      $ 4,441,587
  Net asset value per share                                                       $      9.99

[LOGO]
Statement of Operations                          For the year ended May 31, 1996
 ................................................................................

INVESTMENT INCOME - INTEREST                                                      $ 3,049,939
EXPENSES:
  Distribution fees - Class A (Note E)                                                170,972
  Distribution fees - Class C (Note E)                                                 35,903
  Investment advisory fees (Note E)                                                   233,274
  Custody and accounting fees                                                          50,937
  Transfer agents fees                                                                 40,720
  Registration fees                                                                     1,098
  Legal fees                                                                               61
  Audit fees                                                                           14,640
  Reimbursement of organizational expenses (Note F)                                     5,244
  Trustees' fees                                                                        1,316
  Shareholder services fees (Note E)                                                    3,566
  Other                                                                                 1,685
  Advisory fees waived (Note E)                                                      (156,472)
  Expense subsidy (Note E)                                                            (11,285)
    Total expenses before credits                                                     391,659
  Custodian fee credit (Note B)                                                       (11,012)
Net expenses                                                                          380,647
Net investment income                                                               2,669,292
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                   714,271
  Change in unrealized appreciation (depreciation) of investments                  (1,775,459)
Net loss on investments                                                            (1,061,188)
Net increase in net assets resulting from operations                              $ 1,608,104

See notes to financial statements.

PENNSYLVANIA                         F-267                                     7

[LOGO OF SHIP ART]
Statement of Changes in Net Assets
 ................................................................................

INCREASE (DECREASE) IN NET ASSETS                                                  Year Ended          Year Ended
Operations:                                                                       May 31, 1996        May 31, 1995
  Net investment income                                                           $ 2,669,292         $  2,691,538
  Net realized gain (loss) on security transactions                                   714,271              (78,262)
  Change in unrealized appreciation (depreciation) of investments                  (1,775,459)             623,383
Net increase in net assets resulting from operations                                1,608,104            3,236,659
Distributions to Class A shareholders:
  From net investment income                                                       (2,497,316)          (2,597,708)
Distributions to Class C shareholders:
  From net investment income                                                         (199,438)            (121,479)
Net decrease in net assets from distributions to shareholders                      (2,696,754)          (2,719,187)
Fund share transactions (Note C):
  Proceeds from shares sold                                                         8,804,404           10,848,092
  Net asset value of shares issued in reinvestment of distributions                 1,323,945            1,278,709
  Cost of shares reacquired                                                        (5,923,636)         (10,849,240)
Net increase in net assets from Fund share transactions                             4,204,713            1,277,561
Total increase in net assets                                                        3,116,063            1,795,033
NET ASSETS:
  Beginning of year                                                                45,717,567           43,922,534
  End of year                                                                     $48,833,630          $45,717,567
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                 $47,936,238          $43,754,125
  Undistributed net investment income                                                                        4,862
  Accumulated net realized gain (loss) on security transactions                      (102,860)            (817,131)
  Unrealized appreciation (depreciation) of investments                             1,000,252            2,775,711
                                                                                  $48,833,630          $45,717,567

See notes to financial statements.

8                                    F-268                          Pennsylvania

[LOGO OF SHIP ART]
Notes to Financial Statements
 ................................................................................

A. Description of Business

   The Flagship Pennsylvania Triple Tax Exempt Fund (Fund), is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund commenced investment operations on October 29, 1986. On February 2, 1994, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. Significant Accounting Policies
   The following is a summary of significant accounting policies consistently followed by the Fund.
   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
   The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
   Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

Pennsylvania                         F-269                                     9

Notes to Financial Statements
 ................................................................................

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.
      The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.
   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were $950,110 "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. Fund Shares
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                 Year Ended                     Year Ended
                                                May 31, 1996                   May 31, 1995
                                          -------------------------      -------------------------
                                           Shares      Amount             Shares       Amount

   Class A:
   Shares sold                             715,960    $ 7,326,760         948,108   $  9,405,651
   Shares issued on reinvestment           117,434      1,199,201         120,686      1,191,490
   Shares reacquired                      (562,674)    (5,744,061)     (1,093,815)   (10,689,804)
   Net increase (decrease)                 270,720    $ 2,781,900         (25,021)  $    (92,663)

   Class C:
   Shares sold                             144,791    $ 1,477,644         144,307   $  1,442,441
   Shares issued on reinvestment            12,212        124,744           8,840         87,219
   Shares reacquired                       (17,822)      (179,575)        (16,468)      (159,436)
   Net increase                            139,181    $ 1,422,813         136,679   $  1,370,224

D. Purchases and Sales of Municipal Bonds
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $33,868,512 and $29,642,173, respectively. At May 31, 1996, cost for federal income tax purposes is $47,081,602 and net unrealized appreciation aggregated $1,049,036, of which $1,645,841 related to appreciated securities and $596,805 related to depreciated securities.
   At May 31, 1996, the Fund has available capital loss carryforwards of approximately $102,100 to offset future net capital gains in the amounts of $12,400 through May 31, 1999, $60,900 through May 31, 2002, and $28,800 through May 31, 2003.

10                                   F-270                          Pennsylvania

Notes to Financial Statements
 ................................................................................

E. Transactions with Investment Advisor and Distributor
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived $156,472 of its advisory fees. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.

     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $15,105 and $3,492 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.

     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $107,100 for the year ended May 31, 1996, of which approximately $92,900 was paid to other dealers. For the year ended May 31, 1996, the Distributor received approximately $900 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. Organizational Expenses
   The organizational expenses incurred on behalf of the reorganization (approximately $63,000) are being reimbursed to the Advisor on a straight-line basis over a period of five years. As of May 31, 1996, $5,244 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

G. Line of Credit
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $2 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $61,700, at a weighted average annualized interest rate of 6.75%. At May 31, 1996, the Fund had $526,230 outstanding under the line of credit.

Pennsylvania                         F-271                                    11

[LOGO OF SHIP ART]                    Selected data for each share of beneficial
Financial Highlights                  interest outstanding throughout the year.
 ................................................................................

                                                     Year Ended     Year Ended    Year Ended    Year Ended     Year Ended
Class A                                              May 31, 1996   May 31, 1995  May 31, 1994  May 31, 1993   May 31, 1992
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                     $ 10.21       $ 10.06       $ 10.38        $  9.90        $  9.60
Income from investment operations:
  Net investment income                                   0.59          0.60          0.61           0.62           0.63
  Net realized and unrealized gain (loss) on
    securities                                           (0.20)         0.16         (0.32)          0.47           0.30
Total from investment operations                          0.39          0.76          0.29           1.09           0.93
Less distributions:
  From net investment income                             (0.60)        (0.61)        (0.61)         (0.61)         (0.63)
Total distributions                                      (0.60)        (0.61)        (0.61)         (0.61)         (0.63)
Net asset value, end of year                           $ 10.00       $ 10.21       $ 10.06        $ 10.38        $  9.90
Total return(a)                                           3.83%         7.90%         2.70%         11.34%          9.98%
Ratios to average net assets:
  Actual net of waivers and reimbursements:
    Expenses(b)                                           0.79%         0.89%         0.91%          0.92%          0.83%
    Net investment income                                 5.76%         6.08%         5.80%          6.07%          6.47%
  Assuming credits and no waivers or
   reimbursements:
    Expenses                                              1.13%         1.29%         1.17%          1.32%          1.31%
    Net investment income                                 5.42%         5.68%         5.55%          5.67%          5.99%
  Net assets at end of year (000's)                    $44,392       $42,600       $42,226        $40,705        $36,917
  Portfolio turnover rate                                64.54%        49.86%        20.70%         22.69%         41.33%

(a) The total returns shown do not include the effect of applicable front-end sales charge.

(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.77%; prior year numbers have not been restated to reflect these credits.


12                                  F-272                           Pennsylvania

[LOGO OF SHIP ART]                    Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
 ................................................................................

                                                                                   Period From
                                            Year Ended          Year Ended      February 2, 1994 to
Class C                                    May 31, 1996        May 31, 1995        May 31, 1994
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.21              $10.06              $ 10.71
Income from investment operations:
  Net investment income                         0.53                0.54                 0.16
  Net realized and unrealized gain
   (loss) on securities                        (0.21)               0.16                (0.64)
Total from investment operations                0.32                0.70                (0.48)
Less distributions:
  From net investment income                   (0.54)              (0.55)               (0.17)
Total distributions                            (0.54)              (0.55)               (0.17)
Net asset value, end of period                $ 9.99              $10.21              $ 10.06
Total return/(a)/                               3.16%               7.31%              (13.46%)
Ratios to average net assets
 (annualized where appropriate):
  Actual net of waivers and reimbursements:
     Expenses/(b)/                              1.34%               1.39%                1.41%
     Net investment income                      5.19%               5.50%                4.91%
  Assuming credits and no
   waivers or reimbursements:
     Expenses                                   1.68%               1.84%                1.68%
     Net investment income                      4.85%               5.05%                4.64%
Net assets at end of period (000's)           $4,442              $3,118              $ 1,697
Portfolio turnover rate                        64.54%              49.86%               20.70%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.32%; prior period numbers have not been restated to reflect these credits.

Pennsylvania                             F-273                                13

[LOGO OF SHIP ART]
Independent Auditors' Report
 ...............................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP PENNSYLVANIA
TRIPLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship Pennsylvania Triple Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship Pennsylvania Triple Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996

14                                  F-274                           Pennsylvania

LOGO OF SHIP ART
Statement of Investments in Securities and Net Assets               May 31, 1996
--------------------------------------------------------------------------------
Municipal Bonds

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value
          --------------------------------------------------------------------------------------------------------------------------
          Education
          --------------------------------------------------------------------------------------------------------------------------
$  500    Hampton Roads, VA Medical College Revenue - Series 1991A                              6.875%      11/15/16   $  531,830
   500    Loudoun County, VA Industrial Development Authority -
          George Washington University                                                          6.250       05/15/12      506,535
 1,225    Loudoun County, VA Industrial Development Authority -
          George Washington University                                                          6.250       05/15/22    1,234,102
 1,250    Rockingham County, VA Industrial Development Authority Revenue -
          Bridgewater College - Series 1993                                                     6.000       10/01/23    1,143,738
 2,000    University of Virginia - Rector and Visitors General Pledge - Series 1993B            5.375       06/01/20    1,866,120
   750    Virginia College Building Authority Educational Facilities Revenue -
          Washington and Lee University - Series 1992                                           6.400       01/01/12      779,108
 2,000    Virginia College Building Authority Educational Facilities Revenue -
          Roanoke College - Series 1992                                                         6.625       10/15/12    2,026,040
 3,250    Virginia College Building Authority Educational Facilities Revenue -
          Hampton University - Series 1993                                                      5.750       04/01/14    3,089,840
   775    Winchester, VA Industrial Development Authority Educational Facilities
          Revenue - Shenandoah University - Series 1994                                         6.750       10/01/19      819,198
 1,800    Winchester, VA Industrial Development Authority Educational Facilities
          Revenue - Shenandoah University - Series 1994                                         6.700       10/01/14    1,894,373

          Health Care
          --------------------------------------------------------------------------------------------------------------------------
   715    Albemarle County, VA Industrial Development Authority - First Mortgage
          Revenue                                                                               8.900       07/15/26      792,370
   500    Front Royal & Warren County, VA Industrial Development Authority Revenue -
          Heritage Hall                                                                         9.450       07/15/24      555,500
 1,195    Henrico County, VA Industrial Development Authority - Nursing Facility -
          Cambridge Manor Nursing Home - Series 1993                                            5.875       07/01/19    1,125,272
 3,500    Norfolk, VA Industrial Development Authority Revenue - James Barry-
          Robinson Institute Project                                                            7.700       10/01/06    3,623,375
   400    Richmond, VA Industrial Development Authority Revenue -
          Richmond Metropolitan Blood Service                                                   7.125       02/01/11      418,004

          Hospitals
          --------------------------------------------------------------------------------------------------------------------------
 1,125    Albemarle County, VA Industrial Development Authority Revenue -
          University of Virginia Health Services Foundation - Series 1992                       6.500       10/01/22    1,143,664
 1,000    Alexandria, VA Industrial Development Authority - Alexandria Community
          Healthcare - Series 1993B                                                             5.500       07/01/14      948,390
 1,185    Buena Vista, VA Industrial Development Authority - Stonewall Jackson Hospital         8.375       11/01/14    1,241,738
 2,000    Fairfax County, VA Industrial Development Authority - Health Care Revenue -
          Inova Health System Project - Series 1996                                             6.000       08/15/26    1,951,320
 2,000    Hanover County, VA Industrial Development Authority Hospital Revenue -
          Memorial Regional Medical Center - Series 1995                                        6.375       08/15/18    2,150,180
 2,000    Hanover County, VA Industrial Development Authority Hospital Revenue -
          Bon Secours Health System - Series 1995                                               5.500       08/15/25    1,862,780
 1,000    Harrisonburg, VA Industrial Development Authority Hospital Revenue -
          Rockingham Memorial Hospital - Series 1993                                            5.250       12/01/22      885,430
 2,000    Loudoun County, VA Industrial Development Authority Revenue -
          Loudoun Hospital Center - Series 1995                                                 5.800       06/01/20    1,946,980

4                                F-297                                  Virginia

      Statement of Investments in Securities and Net Assets         May 31, 1996
 ................................................................................
      Municipal Bonds (continued)

Face
Amount                                                                                              Face                Market
(000)      Description                                                                              Rate     Maturity   Value
           -------------------------------------------------------------------------------------------------------------------------
$   250   Martinsville, VA Industrial Development Authority Hospital Facility Revenue -
          Memorial Hospital Martinsville and Henry                                                  7.000%   01/01/11   $  261,090
  1,150   Norfolk, VA Industrial Development Authority Revenue - Children's Hospital
          of The King's Daughters - Series 1991                                                     6.500    06/01/21    1,187,110
  2,000   Peninsula Ports Authority Revenue-Virginia Hospital Facility -
          Mary Immaculate Hospital - Series 1994                                                    7.000    08/01/17    2,050,880
  2,000   Prince William County, VA Industrial Development Authority Revenue -
          Hospital Facility - Potomac Hospital - Series 1995                                        6.850    10/01/25    2,096,180
  2,000   Roanoke, VA Industrial Development Authority Hospital Revenue -
          Roanoke Memorial Hospital - Community Hospital of Roanoke Valley Franklin
          Memorial Hospital - Saint Albans Psychiatric Hospital - Series                            5.000    07/01/24    1,725,100

          Housing/Multifamily
          --------------------------------------------------------------------------------------------------------------------------
  1,750   Alexandria, VA Redevelopment and Housing Authority - Arha Apartments                      8.600    07/20/29    1,824,235
  2,475   Harrisonburg, VA Redevelopment and Housing Authority - Multifamily
          Housing Revenue - United Dominion - Series 1992                                           7.100    12/01/15    2,562,664
  1,750   Harrisonburg, VA Redevelopment and Housing Authority - Multifamily
          Housing Revenue - United Dominion - Series 1992                                           7.000    12/01/08    1,828,505
  2,000   Newport News, VA Redevelopment and Housing Authority - Mortgage Revenue -
          Berkley West Apartments - Series 1992A                                                    6.550    07/01/24    2,035,080
  1,500   Richmond, VA Redevelopment and Housing Authority Revenue - Old Manchester -
          Series 1994                                                                               6.800    03/01/15    1,567,275
    700   Virginia State Housing Development Authority Revenue - Multifamily -
          Series 1991 F                                                                             7.000    05/01/04      745,703

          Housing/Single Family
          --------------------------------------------------------------------------------------------------------------------------
    490   Commonwealth of Puerto Rico Housing Authority - Single Family - Series B                  7.650    10/15/22      512,476
    200   Virginia State Housing Development Authority - Commonwealth Mortgage -
          Series 1989 D                                                                             7.500    07/01/17      208,230
  1,000   Virginia State Housing Development Authority - Commonwealth Mortgage -
          Series 1992 A                                                                             7.100    01/01/22    1,051,870
  3,000   Virginia State Housing Development Authority - Commonwealth Mortgage -
          Series 1992 A                                                                             7.100    01/01/17    3,161,160

          Industrial Development and Pollution Control
          --------------------------------------------------------------------------------------------------------------------------
  2,000   Covington-Alleghany County, VA Industrial Development Authority Revenue -
          Pollution Control Facilities - Westvaco Corporation - Series 1994                         6.650    09/01/18    2,095,100
  2,000   Henrico County, VA Industrial Development Authority - Solid Waste Disposal
          Revenue - Browning-Ferris Industries of South Atlantic, Incorporated -
          Series 1996 A                                                                             5.450    01/01/14    1,893,440
  3,545   Isle of Wight County, VA Industrial Development Authority - Solid Waste
          Disposal Facilities - Union Camp - Series 1994                                            6.550    04/01/24    3,650,180
    300   Loudoun County, VA Industrial Development Authority - Air Cargo Facility
          Revenue - Washington Dulles - Series 1992                                                 6.625    01/01/00      305,655
  3,000   Loudoun County, VA Industrial Development Authority - Air Cargo Facility
          Revenue - Washington Dulles - Series 1992                                                 7.000    01/01/09    3,038,310
  2,500   Mecklenburg County, VA Industrial Development Authority Revenue -
          Mecklenburg Cogeneration                                                                  7.350    05/01/08    2,645,600

Virginia                             F-298                                     5

      Statement of Investments in Securities and Net Assets         May 31, 1996
 ................................................................................
      Municipal Bonds (continued)

Face
Amount                                                                                              Face                Market
(000)   Description                                                                                 Rate     Maturity   Value
        ----------------------------------------------------------------------------------------------------------------------------
$2,000  Puerto Rico Ports Authority - Special Facilities Revenue -
        American Airlines, Incorporated Project - Series 1996 A                                     6.250%   06/01/26   $1,957,600
 1,000  Russell County, VA Industrial Development Authority Pollution Control Revenue -
        Appalachian Power Company                                                                   7.700    11/01/07    1,087,260

        Municipal Appropriation Obligations
        ----------------------------------------------------------------------------------------------------------------------------
 2,300  Big Stone Gap, VA Redevelopment and Housing Authority -
        Correctional Facility Lease Revenue - Wallens Ridge Development - Series 1995               5.500    09/01/15    2,172,028
 1,435  Fairfax County, VA Redevelopment and Housing Authority Revenue -
        Office Building - Series 1992 A                                                             7.500    06/15/18    1,483,101
 2,000  Henrico County, VA Industrial Development Authority Revenue -
        Henrico County Regional Jail - Series 1994                                                  7.000    08/01/13    2,228,640
   750  Loudoun County, VA Certificates of Participation                                            7.200    10/01/10      869,535
 2,000  Virginia State Transportation Board - U.S. Route 58 Corridor Development
        Program - Series 1993B                                                                      5.500    05/15/18    1,892,760

        Municipal Revenue/Transportation
        ----------------------------------------------------------------------------------------------------------------------------
 1,500  Peninsula Airport Commission - Virginia Airport Improvement Revenue -
        Series 1991                                                                                 7.300    07/15/21    1,627,680

        Municipal Revenue/Utility
        ----------------------------------------------------------------------------------------------------------------------------
 2,110  Halifax County, VA Industrial Development
        Revenue - Old Dominion Electric Cooperative - Series 1992                                   6.500    12/01/12    2,170,684
 1,865  Commonwealth of Puerto Rico Electric Power Authority - Series O                             0.000    07/01/17      525,072
 1,000  Commonwealth of Puerto Rico Electric Power Authority - Series 1992 R                        6.250    07/01/17    1,007,490
 2,000  Commonwealth of Puerto Rico Electric Power Authority Revenue - Series 1995 Z                5.500    07/01/16    1,864,200

        Municipal Revenue/Water & Sewer
        ----------------------------------------------------------------------------------------------------------------------------
 1,000  Blacksburg, VA Polytechnic Institute Sanitation Authority - Sewer System
        Revenue - Series 1992                                                                       6.250    11/01/12    1,007,730
 1,000  Fairfax County, VA Water Authority Revenue - Series 1992                                    6.000    04/01/22      990,830
 1,000  Frederick-Winchester Service Authority, VA Regional Sewer System Revenue -
        Series 1993                                                                                 5.750    10/01/15      972,640
   750  Henry County, VA Public Service Authority Water and Sewer Revenue                           6.250    11/15/19      763,095
 2,215  Upper Occoquan, VA Sewage Authority Revenue - Regional Sewerage System -
        Series 1995 A and B                                                                         5.150    07/01/20    2,005,350
 1,000  Virginia State Resource Authority - Sewer System Revenue - Harrisonburg-
        Rockingham - Series 1992 A                                                                  6.000    05/01/22      965,570
 1,000  Virginia Resources Authority - Water and Sewer System Revenue -
        Sussex County Project - Series 1995 A                                                       5.600    10/01/25      926,880
   500  Virginia Resources Authority - Water and Sewer System Revenue - Lot 7                       7.125    10/01/16      534,955
 1,500  Virginia State Resource Authority - Water and Sewer System Revenue - Lot 9 -
        Frederick County Sanitation                                                                 6.000    10/01/12    1,473,840
 1,500  Virginia Resources Authority - Water and Sewer System Revenue - Series 1992A                6.125    04/01/19    1,482,585

6                                    F-299                              Virginia

       Statement of Investments in Securities and Net Assets        May 31, 1996
 ................................................................................
       Municipal Bonds (continued)

Face
Amount                                                                                            Face                   Market
(000)     Description                                                                             Rate        Maturity    Value
          Non-State General Obligations
          --------------------------------------------------------------------------------------------------------------------------
$  730    Danville, VA General Improvement Revenue                                                6.500%      05/01/12   $  764,901
 1,500    Portsmouth, VA Public Utility General Obligation - Series 1993                          5.500       08/01/19    1,419,180
 1,000    Richmond, VA General Obligation - Public Improvement Revenue - Series 1995 B            5.000       01/15/21      874,460
 1,000    Virginia Public School Authority - School Financing - Series 1994 A                     6.200       08/01/13    1,034,180
 1,000    Virginia Public School Authority - School Financing - Series 1995 B                     5.750       08/01/15      986,210
 1,210    Virginia Public School Authority - School Financing - Series 1995 B                     5.625       08/01/16    1,175,116

          Pre-refunded or Escrowed
          --------------------------------------------------------------------------------------------------------------------------
   500    Fairfax County, VA Redevelopment and Housing Authority Revenue -
          Vinson Pravalion - Series A                                                             7.500       11/01/19      555,070
   100    Commonwealth of Puerto Rico Public Building Authority Guaranteed Public
          Education and Health Facilities - Series G                                              7.875       07/01/16      106,367
   200    Commonwealth of Puerto Rico Electric Power Authority - Series K                         9.375       07/01/17      215,806
   500    Strasburg, VA General Obligation                                                        7.875       03/01/19      519,650
 1,000    Virginia College Building Authority Educational Facilities Revenue -
          Hampton University - Series A                                                           7.750       04/01/14    1,100,840
 3,000    Virginia State Public Building Authority Revenue - Series 1994 A                        6.250       08/01/15    3,251,910
   105    Virginia Resources Authority - Water and Sewer System Revenue -
          Pooled Loan Program - Series A                                                          8.125       11/01/16      112,955
   110    Virginia Resources Authority - Water and Sewer System Revenue -
          Pooled Loan Program - Series A                                                          8.125       11/01/16      120,534
   120    Virginia Resources Authority - Water and Sewer System Revenue -
          Pooled Loan Program - Series A                                                          8.125       11/01/16      133,307
   130    Virginia Resources Authority - Water and Sewer System Revenue -
          Pooled Loan Program - Series A                                                          8.125       11/01/16      147,399
   140    Virginia Resources Authority - Water and Sewer System Revenue -
          Pooled Loan Program - Series A                                                          8.125       11/01/16      161,748
   275    Virginia Resources Authority - Water and Sewer System Revenue -
          Pooled Loan Program - Series 1986 A                                                     7.600       11/01/16      296,994
   305    Virginia Resources Authority - Water and Sewer System Revenue -
          Pooled Loan Program - Series 1986 A                                                     7.600       11/01/16      329,394
   410    Virginia Resources Authority - Water and Sewer System Revenue -
          Pooled Loan Program - Series 1986 A                                                     7.650       11/01/16      454,665

          Resource Recovery
          --------------------------------------------------------------------------------------------------------------------------
 2,000    Roanoke, VA Valley Resource Authority - Solid Waste System Revenue -
          Series 1992                                                                             5.750       09/01/12    1,932,240
 1,000    Virginia State Resource Authority Solid Waste Disposal System Revenue -
          Series 1992 B                                                                           6.750       11/01/12    1,055,210

Virginia                             F-300                                     7

       Statement of Investments in Securities and Net Assets        May 31, 1996
 ................................................................................
       Municipal Bonds (continued)

Face
Amount                                                                                             Face                   Market
(000)    Description                                                                               Rate        Maturity    Value
         State/Territorial General Obligations
         ---------------------------------------------------------------------------------------------------------------------------
$ 4,250  Commonwealth of Puerto Rico Public Improvement - General Obligation -
         Series 1996 A                                                                            5.400%      07/01/25 $  3,831,078
  2,575  Commonwealth of Puerto Rico - General Obligation - Series 1994                           6.450       07/01/17    2,651,735
  2,500  Commonwealth of Puerto Rico - General Obligation - Series 1994                           6.500       07/01/23    2,583,825
  2,000  Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue -
         Series 1995                                                                              5.000       07/01/15    1,757,920

         Total Investments in Securities - Municipal Bonds (cost $123,450,281) - 98.4%                                  126,563,949

         Excess of Other Assets over Liabilities - 1.6%                                                                   2,091,384

         Total Net Assets - 100.0%                                                                                     $128,655,333

 See notes to financial statements.

8                                    F-301                             Virginia

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                May 31, 1996
 ...............................................................................

ASSETS:
  Investments, at market value (cost $123,450,281)                               $126,563,949
  Cash                                                                                484,558
  Receivable for Fund shares sold                                                     329,136
  Interest receivable                                                               2,338,380
  Other                                                                                 7,259
     Total assets                                                                 129,723,282
LIABILITIES:
  Payable for Fund shares reacquired                                                  354,710
  Distributions payable                                                               590,897
  Accrued expenses                                                                    122,342
     Total liabilities                                                              1,067,949
NET ASSETS                                                                        128,655,333
  Class A:
  Applicable to 11,320,384 shares of beneficial interest
   issued and outstanding                                                        $117,677,212
  Net asset value per share                                                      $      10.40
  Class C:
  Applicable to 1,056,634 shares of beneficial interest issued and
   outstanding                                                                   $ 10,978,121
  Net asset value per share                                                      $      10.39

[LOGO OF SHIP ART]
Statement of Operations                          For the year ended May 31, 1996
 ................................................................................

INVESTMENT INCOME - INTEREST                                                      $ 7,751,940
EXPENSES:
  Distribution fees - Class A (Note E)                                                464,378
  Distribution fees - Class C (Note E)                                                 75,853
  Investment advisory fees (Note E)                                                   622,309
  Custody and accounting fees                                                          99,226
  Transfer agent's fees                                                                83,650
  Registration fees                                                                     4,628
  Legal fees                                                                            3,313
  Audit fees                                                                           15,738
  Trustees' fees                                                                        3,415
  Shareholder services fees (Note E)                                                   12,078
  Other                                                                                 3,910
  Advisory fees waived (Note E)                                                      (312,111)
    Total expenses before credits                                                   1,076,387
  Custodian fee credit (Note B)                                                       (34,171)
Net expenses                                                                        1,042,216
Net investment income                                                               6,709,724
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                 1,352,908
  Change in unrealized appreciation (depreciation) of
   investments                                                                     (3,368,259)
Net loss on investments                                                            (2,015,351)
Net increase in net assets resulting from operations                             $  4,694,373

See notes to financial statements.

Virginia                             F-302                                     9

[LOGO OF SHIP ART]
Statements of Changes in Net Assets
 ................................................................................

                                                                                  Year Ended           Year Ended
                                                                                 May 31, 1996         May 31, 1995
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                          $  6,709,724         $  6,511,077
  Net realized gain (loss) on security transactions                                 1,352,908           (2,300,229)
  Change in unrealized appreciation (depreciation) of investments                  (3,368,259)           4,479,267
Net increase in net assets resulting from operations                                4,694,373            8,690,115
Distributions to Class A shareholders:
   From net investment income                                                      (6,371,930)          (6,193,219)
Distributions to Class C shareholders:
   From net investment income                                                        (393,250)            (290,174)
Net decrease in net assets from distributions to shareholders                      (6,765,180)          (6,483,393)
Fund share transactions (Note C):
  Proceeds from shares sold                                                        19,415,807           15,736,060
  Net asset value of shares issued in reinvestment of distributions                 3,681,025            3,679,719
  Cost of shares reacquired                                                       (11,550,452)         (14,703,916)
Net increase in net assets from Fund share transactions                            11,546,380            4,711,863
Total increase in net assets                                                        9,475,573            6,918,585
NET ASSETS:
  Beginning of year                                                               119,179,760          112,261,175
  End of year                                                                    $128,655,333         $119,179,760
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                $126,593,242         $115,074,634
  Undistributed net investment income                                                                       27,684
  Accumulated net realized gain (loss) on security transactions                    (1,051,577)          (2,404,485)
  Unrealized appreciation (depreciation) of investments                             3,113,668            6,481,927
                                                                                 $128,655,333         $119,179,760

  See notes to financial statements.

10                                   F-303                              Virginia

[LOGO OF SHIP ART]
Notes to Financial Statements
 ................................................................................

A. Description of Business

   The Flagship Virginia Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on March 27, 1986. On October 4, 1993, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Fund.

   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
   The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
   Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

   Virginia                          F-304                                    11

Notes to Financial Statements
 ................................................................................

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.
     The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.
   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. Fund Shares
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                  Year Ended                   Year Ended
                                                 May 31, 1996                 May 31, 1995
                                            ----------------------        ----------------------
                                            Shares          Amount        Shares          Amount
   Class A:
   Shares sold                           1,315,390    $ 13,890,308     1,189,750    $ 12,128,107
   Shares issued on reinvestment           328,665       3,474,566       344,907       3,497,701
   Shares reacquired                      (989,759)    (10,468,801)   (1,243,117)    (12,549,022)
   Net increase                            654,296    $  6,896,073       291,540    $  3,076,786

   Class C:
   Shares sold                             521,385    $  5,525,499       355,128    $  3,607,953
   Shares issued on reinvestment            19,541         206,459        17,948         182,018
   Shares reacquired                      (103,572)     (1,081,651)     (213,209)     (2,154,894)
   Net increase                            437,354    $  4,650,307       159,867    $  1,635,077

D. Purchases and Sales of Municipal Bonds
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $33,221,244 and $21,355,355, respectively. At May 31, 1996, cost for federal income tax purposes is $123,506,356 and net unrealized appreciation aggregated $3,057,593, of which $4,252,146 related to appreciated securities and $1,194,553 related to depreciated securities.
   At May 31, 1996, the Fund has available a capital loss carryforward of approximately $995,600 to offset future net capital gains expiring on May 31, 2003.

12                                   F-305                              Virginia

Notes to Financial Statements
 ................................................................................
E. Transactions with Investment Advisor and Distributor

   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived $312,111 of its advisory fees. Included in accrued expenses at May 31, 1996 are accrued advisory fees of $27,204. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $39,897 and $8,620 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.
     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $311,100 for the year ended May 31, 1996, of which approximately $285,200 was paid to other dealers. For the year ended May 31, 1996, the Distributor received approximately $1,700 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. Line of Credit
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $6 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $98,900, at a weighted average annualized interest rate of 6.65%. At May 31, 1996, the Fund had no borrowings outstanding under the line of credit.

Virginia                             F-306                                    13

[LOGO OF SHIP ART]
Financial Highlights                 Selected data for each share of beneficial
                                      interest outstanding throughout the year.
 ................................................................................

                                                    Year Ended     Year Ended    Year Ended     Year Ended     Year Ended
Class A                                            May 31, 1996   May 31, 1995  May 31, 1994   May 31, 1993   May 31, 1992
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $  10.56       $  10.36      $  10.82         $ 10.24        $  9.97
Income from investment operations:
  Net investment income                                0.57           0.59          0.60            0.62           0.63
  Net realized and unrealized gain (loss) on
   securities                                         (0.15)          0.20         (0.31)           0.62           0.27
Total from investment operations                       0.42           0.79          0.29            1.24           0.90
Less distributions:
  From net investment income                          (0.58)         (0.59)        (0.60)          (0.62)         (0.63)
  From net realized capital gains                                                  (0.11)          (0.04)
  In excess of net realized capital gains                                          (0.04)
Total distributions                                   (0.58)         (0.59)        (0.75)          (0.66)         (0.63)
Net asset value, end of year                       $  10.40       $  10.56      $  10.36         $ 10.82        $ 10.24
Total return/(a)/                                      4.03%          7.99%         2.62%          12.41%          9.37%
Ratios to average net assets:
  Actual net of waivers and reimbursements:
    Expenses/(b)/                                      0.83%          0.79%         0.64%           0.68%          0.75%
    Net investment income                              5.41%          5.81%         5.53%           5.82%          6.28%
  Assuming credits and no waivers or
   reimbursements:
    Expenses                                           1.06%          1.10%         1.06%           1.07%          1.14%
    Net investment income                              5.18%          5.50%         5.11%           5.43%          5.89%
Net assets at end of year (000's)                  $117,677       $112,643      $107,502         $96,105        $64,628
Portfolio turnover rate                               17.47%         50.17%        17.37%          30.33%         26.59%

(a) The total returns shown do not include the effect of applicable front-end sales charge.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.80%; prior year numbers have not been restated to reflect these credits.

14                                   F-307                              Virginia

[LOGO OF SHIP ART]
Financial Highlights                  Selected data for each share of beneficial
                                     interest outstanding throughout the period.
 ................................................................................

                                                                                    Period From
                                            Year Ended          Year Ended       October 4, 1993 to
Class C                                    May 31, 1996        May 31, 1995         May 31, 1994
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.56              $10.36               $11.24
Income from investment operations:
   Net investment income                       0.51                0.53                 0.34
   Net realized and unrealized gain
   (loss) on securities                       (0.16)               0.20                (0.78)
Total from investment operations               0.35                0.73                (0.44)
Less distributions:
   From net investment income                 (0.52)              (0.53)               (0.34)
   From net realized capital gains                                                     (0.07)
   In excess of net realized capital gains                                             (0.03)
Total distributions                           (0.52)              (0.53)               (0.44)
Net asset value, end of period               $10.39              $10.56               $10.36
Total return/(a)/                              3.37%               7.40%               (7.13%)
Ratios to average net assets
(annualized where appropriate):
   Actual net of waivers and
   reimbursements:
      Expenses/(b)/                            1.38%               1.34%                1.14%
      Net investment income                    4.84%               5.24%                4.85%
   Assuming credits and no
   waivers or reimbursements:
      Expenses                                 1.60%               1.65%                1.79%
      Net investment income                    4.62%               4.93%                4.20%
Net assets at end of period (000's)          $10,978              $6,537               $4,759
Portfolio turnover rate                       17.47%              50.17%               17.37%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.35%; prior period numbers have not been restated to reflect these credits.



Virginia                             F-308                                    15

[LOGO OF SHIP ART] Independent Auditors' Report
 ................................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP VIRGINIA
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship Virginia Double Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship Virginia Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996



16                                   F-309                              Virginia

[LOGO] Statement of Investments in Securities and Net Assets        May 31, 1996
 ................................................................................

          Municipal Bonds--Florida Intermediate


  FACE
 AMOUNT                                                                                            FACE                       MARKET
  (000)   DESCRIPTION                                                                              RATE        MATURITY       VALUE
          Health Care
          --------------------------------------------------------------------------------------------------------------------------
$  200    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside
          Properties Project - Series 1995                                                          5.500%      05/15/05   $ 187,736

          Hospitals
          --------------------------------------------------------------------------------------------------------------------------
    200   Alachua County, FL Health Facilities Authority Revenue - Shands Teaching
          Hospital and Clinics, Incorporated Project - Series 1996 A                               5.300       12/01/08      197,234
    200   Leesburg, FL Hospital Revenue - Leesburg Regional Medical Center
          Project - Series 1996 A                                                                  5.600       07/01/08      195,126
    500   Orange County, FL Health Facilities Authority Revenue - Adventist Health
          System/Sunbelt - Series 1995                                                             5.750       11/15/04      523,480

          Housing/Single Family
          --------------------------------------------------------------------------------------------------------------------------
    180   Florida Housing Finance Agency - Single Family Mortgage Revenue -
          Series 1995 A                                                                            6.000       01/01/04      182,614

          Industrial Developement and Pollution Control
          --------------------------------------------------------------------------------------------------------------------------
    200   Escambia County, FL Pollution Control Revenue - Champion International
          Corporation - Series 1992                                                                6.950       11/01/07      210,578

          Municipal Appropriation Obligations
          --------------------------------------------------------------------------------------------------------------------------
    100   Dade County, FL School Board - Certificates of Participation - Series 1994 A             5.375       05/01/04      101,703
    290   Levy County, FL School Board - Certificates of Participation - Series 1995               5.500       07/01/06      290,429

          Municipal Revenue/Other
          --------------------------------------------------------------------------------------------------------------------------
    225 * Gulf Breeze, FL Local Government Loan Program Floating Rate Demand
          Revenue - Series 1985 B                                                                  5.600       12/01/07      227,282
    250   Miami Beach, FL Parking Revenue - Series 1996 A                                          4.800       09/01/08      231,500

          Municipal Revenue/Transportation
          --------------------------------------------------------------------------------------------------------------------------
    350   Dade County, FL Aviation Facilities Revenue - Series 1994 A                              6.250       10/01/02      375,235
    100   Palm Beach County, FL Airport System Revenue                                             7.625       10/01/04      113,331
    200   Sarasota Manatee, FL Airport Authority - Airport System Revenue - Series 1996            5.250       08/01/08      196,634

          Municipal Revenue/Utility
          --------------------------------------------------------------------------------------------------------------------------
    250   Plant City, FL Utility System Revenue - Series 1995                                      5.400       10/01/06      253,992

          Municipal Revenue/Water & Sewer
          --------------------------------------------------------------------------------------------------------------------------
    140   Auburndale, FL Water and Sewer Revenue - Series 1995                                     5.100       12/01/05      139,791
    485   Auburndale, FL Water and Sewer Revenue - Series 1995                                     5.375       12/01/08      482,604
    250   Lee County, FL Industrial Development Authority - Utility System Revenue -
          Bonita Springs Utilities Project - Series 1996                                           5.450       11/01/07      250,302
    100   Port Saint Lucie, FL Utility System Revenue - Series 1994                                5.500       09/01/04      103,201

Florida                              F-59                                      5

[LOGO] Statement of Investments in Securities and Net Assets        May 31, 1996
 ................................................................................

          MUNICIPAL BONDS--FLORIDA INTERMEDIATE (CONTINUED)


 FACE
AMOUNT                                                                                             FACE                      MARKET
  (000)   DESCRIPTION                                                                              RATE        MATURITY      VALUE
          Non-State General Obligations
------------------------------------------------------------------------------------------------------------------------------------
$  125    Dade County, FL School District - General Obligation - Series 1995                       5.100%      08/01/06   $  123,819
   500    Duval County, FL School District Revenue - General Obligation - Series 1992              6.300       08/01/08      531,050
   200    New York City, NY General Obligation - Series 1996 H and I                               6.500       03/15/06      205,956
    85    Palm Beach County, FL General Obligation - Series 1994 A and B                           4.600       07/01/07       79,044

          Pre-refunded or Escrowed
          --------------------------------------------------------------------------------------------------------------------------
   570    Florida State Department of Transportation - Turnpike Revenue - Series 1992 A            6.350       07/01/22      620,063

          Special Tax Revenue
          --------------------------------------------------------------------------------------------------------------------------
   185    Dade County, FL Guaranteed Entitlement Revenue - Series 1995                             0.000       02/01/03      131,983
   250    Florida State Division Board Finance Department - General Services Revenue -             5.500       07/01/06      255,422
          Department of Environmental - Series 1995
   100    Gulf County, FL Gas Tax Revenue - Series 1995                                            5.000       10/01/07       96,553
   150    Indian Trace, FL Community Development District - Water Management
          Special Benefit - Series 1995 A                                                          5.500       05/01/06      152,979
   125    Lynn Haven, FL Special Project Revenue - Series 1996                                     5.250       10/01/05      122,732
   250    Martin County, FL Tropical Farms Water and Sewer Special Assessment District -           5.600       11/01/05      252,720
          Series 1995
   125    Pembroke Pines, FL Special Assessment Number 94-1 - Series 1995                          5.750       11/01/05      123,299
   200    Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -               5.200       07/01/03      200,014
          Series 1993 X

          State/Territorial General Obligations
          --------------------------------------------------------------------------------------------------------------------------
   225    Florida State Broward County Expressway Authority - Series 1984                          9.875       07/01/09      315,691
   200    Florida State Board of Education Capital Outlay - Series 1995                            5.625       06/01/05      206,920
   100    Florida State Board of Education Capital Outlay - Series 1992 A                          6.000       06/01/07      103,813
   250    Florida State Board of Education Capital Outlay - Series 1993                            5.000       06/01/08      240,398

          TOTAL INVESTMENTS IN SECURITIES - MUNICIPAL BONDS (COST $7,933,353) - 99.4%                                      8,025,228

          EXCESS OF OTHER ASSETS OVER LIABILITIES - 0.6%                                                                      48,500

          TOTAL NET ASSETS - 100.0%                                                                                       $8,073,728

*Securities purchased on a "when-issued" basis.
See notes to financial statements.

6                                    F-60                                Florida

[LOGO OF SHIP ART] Florida Intermediate
       Statement of Assets and Liabilities                          May 31, 1996
 ................................................................................

ASSETS:
  Investments, at market value (cost $7,933,353)                                 $  8,025,228
  Cash                                                                                207,258
  Receivable for Fund shares sold                                                      11,007
  Interest receivable                                                                 121,360
  Other                                                                                   188
    Total assets                                                                    8,365,041
LIABILITIES:
  Payable for investments purchased                                                   225,000
  Payable for Fund shares reacquired                                                   14,281
  Distributions payable                                                                30,967
  Accrued expenses                                                                     21,065
    Total liabilities                                                                 291,313
NET ASSETS                                                                          8,073,728
  Class A:
  Applicable to 505,317 shares of beneficial interest issued and outstanding     $  4,994,849
  Net asset value per share                                                      $       9.88
  Class C:
  Applicable to 311,471 shares of beneficial interest issued and outstanding     $  3,078,879
  Net asset value per share                                                      $       9.88

[LOGO of ship art] Florida Intermediate
       Statement of Operations                   For the year ended May 31, 1996
 ..............................................................................

INVESTMENT INCOME - INTEREST                                                     $    396,965
EXPENSES:
  Distribution fees - Class A (Note E)                                                 20,419
  Distribution fees - Class C (Note E)                                                 23,475
  Investment advisory fees (Note E)                                                    38,041
  Custody and accounting fees                                                          33,088
  Transfer agent's fees                                                                21,965
  Registration fees                                                                       106
  Legal fees                                                                               77
  Audit fees                                                                            9,045
  Trustees' fees                                                                          107
  Shareholder services fees (Note E)                                                    1,098
  Other                                                                                   338
  Advisory fees waived (Note E)                                                       (38,041)
  Expense subsidy (Note E)                                                            (37,757)
    Total expenses before credits                                                      71,961
  Custodian fee credit (Note B)                                                        (6,738)
Net Expenses                                                                           65,223
Net investment income                                                                 331,742
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on security transactions                                  38,343
    Change in unrealized appreciation (depreciation) of investments                  (149,369)
Net loss on investments                                                              (111,026)
Net increase in net assets resulting from operations                             $    220,716

See notes to financial statements.

Florida                              F-61                                      7

[LOGO] Florida Intermediate
       Statements of Changes in Net Assets
 ................................................................................

INCREASE (DECREASE) IN NET ASSETS                                                 Year Ended           Year Ended
Operations:                                                                      May 31, 1996         May 31, 1995
  Net investment income                                                          $    331,742         $    177,223
  Net realized gain (loss) on security transactions                                    38,343               12,629
  Change in unrealized appreciation (depreciation) of investments                    (149,369)             251,709
Net increase in net assets resulting from operations                                  220,716              441,561
Distributions to Class A shareholders:
  From net investment income                                                         (235,102)            (102,108)
  From net realized capital gains                                                     (22,352)
Distributions to Class C shareholders:
  From net investment income                                                         (100,151)             (50,079)
  From net realized capital gains                                                     (11,661)
Net decrease in net assets from distributions to shareholders                        (369,266)            (152,187)
Fund share transactions (Note C):
  Proceeds from shares sold                                                         5,685,452            4,945,153
  Net asset value of shares issued in reinvestment of distributions                   185,193               78,950
  Cost of shares reacquired                                                        (3,310,832)          (1,673,701)
Net increase in net assets from Fund share transactions                             2,559,813            3,350,402
Total increase in net assets                                                        2,411,263            3,639,776
NET ASSETS:
  Beginning of year                                                                 5,662,465            2,022,689
  End of year                                                                    $  8,073,728         $  5,662,465
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                $  7,942,376         $  5,382,563
  Undistributed net investment income                                                  22,780               26,291
  Accumulated net realized gain (loss) on security transactions                        16,697               12,367
  Unrealized appreciation (depreciation) of investments                                91,875              241,244
                                                                                 $  8,073,728         $  5,662,465

See notes to financial statements.


8                                    F-62                                Florida

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
          Municipal Bonds--Florida Double Tax Exempt

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value

          Health Care
          -------------------------------------------------------------------------------------------------------------------------
$5,500    Cape Coral, FL Health Facilities Authority - First Mortgage Revenue -
          Gulf Care, Incorporated - Series 1995 A                                               6.000%      10/01/25   $5,373,390
   540    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside
          Properties Project - Series 1995                                                      5.500       05/15/02      525,053
   570    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside
          Properties Project - Series 1995                                                      5.500       05/15/03      548,021
   855    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside
          Properties Project - Series 1995                                                      5.500       05/15/01      840,456
   600    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside
          Properties Project - Series 1995                                                      5.500       05/15/04      569,946
 1,000    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside
          Properties Project - Series 1995                                                      6.000       05/15/10      930,280
   170    Sarasota County, FL Health Facilities Authority Revenue - Sunnyside
          Properties Project - Series 1995                                                      5.500       05/15/05      159,576

          Hospitals
          -------------------------------------------------------------------------------------------------------------------------
 2,735    Dade County, FL Health Facilities Authority Revenue - Catholic Health and
          Rehabilitation Inc.                                                                   7.125       08/15/09    2,901,507
 3,000    Jacksonville, FL Health Facilities Authority Hospital Revenue - St. Luke's
          Hospital                                                                              7.125       11/15/20    3,236,220
 6,000    Lakeland, FL Hospital Revenue - Lakeland Regional Medical Center Project -
          Series 1996                                                                           5.250       11/15/25    5,427,120
 2,320    Martin County, FL Health Facilities Authority Hospital Revenue -
          Martin Memorial Hospital - Series A                                                   7.125       11/15/04    2,545,063
 1,000    Martin County, FL Health Facilities Authority Hospital Revenue -
          Martin Memorial Hospital - Series B                                                   7.100       11/15/20    1,086,830
 1,330    North Miami, FL Health Facilities Authority Revenue - Bon Secours Health
          System - Villa Maria Nursing Center                                                   7.500       09/01/12    1,442,186
 2,500    Orange County, FL Health Facilities Authority Revenue - Adventist Health/
          Sunbelt - Series 1991                                                                 6.875       11/15/15    2,692,325
 2,500    Orange County, FL Health Facilities Authority Revenue - Adventist Health/
          Sunbelt - Series 1991                                                                 6.750       11/15/21    2,665,600
 8,895    Orange County, FL Health Facilities Authority Revenue - Adventist Health
          System/Sunbelt - Series 1995                                                          5.250       11/15/20    8,023,735
 1,000    Orange County, FL Health Facilities Authority Revenue - Adventist Health
          System/Sunbelt - Series 1995                                                          5.750       11/15/25      964,270
 1,550    Osceola County, FL Industrial Development Authority Revenue -
          Evangelical Lutheran Society Project                                                  6.750       05/01/16    1,653,354
 1,650    Polk County, FL Industrial Development Authority Revenue - Winter Haven
          Hospital - Series 1985-2                                                              6.250       09/01/15    1,688,164
 1,000    Saint Johns County, FL Industrial Development Authority - Hospital Revenue -
          Flagler Hospital - Series 1992                                                        6.000       08/01/22      929,120
 2,000    St. Petersburg, FL Health Facilities Authority Revenue - Allegheny Health
          System - St. Anthony's Health Care Center                                             6.750       12/01/21    2,137,120
 1,610    St. Petersburg, FL Health Facilities Authority Revenue - Allegheny Health
          System - St. Mary's Hospital                                                          7.000       12/01/21    1,757,621

Florida                              F-63                                      9

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
          Municipal Bonds--Florida Double Tax Exempt (continued)

Face
Amount                                                                                          Face                      Market
(000)     Description                                                                           Rate        Maturity      Value
$ 1,000   Tampa, FL Allegany Health System Revenue - St. Joseph's Hospital, Incorporated -
          Series 1991                                                                           6.750%      12/01/17   $1,071,510
  2,000   Tampa, FL Allegany Health System Revenue - St. Joseph's Hospital - Series 1994        6.500       12/01/23    2,084,980

          Housing/Multifamily
          --------------------------------------------------------------------------------------------------------------------------
  2,700   Duval County, FL Housing Finance Authority - Multifamily Housing Revenue -
          Greentree Place - Series 1995                                                         6.750       04/01/25    2,725,056
  1,000   Florida Housing Finance Agency - Multifamily Housing Revenue - Antigua Club
          Apartments - Series 1995 A1                                                           6.750       08/01/14    1,053,520
  1,115   Florida Housing Finance Agency - Multifamily Housing Revenue - Brittany of
          Rosemont Apartments - Series 1995 C1                                                  6.875       08/01/26    1,176,537
  1,260   Florida Housing Finance Agency Revenue - Vinyards Project - Series 1995 H             6.400       11/01/15    1,246,127
  1,660   Florida Housing Finance Agency Revenue - Vinyards Project - Series 1995 H             6.500       11/01/25    1,649,110

          Housing/Single Family
          --------------------------------------------------------------------------------------------------------------------------
  5,425   Broward County, FL Housing Finance Authority Revenue - Single Family -
          Series 1985                                                                           0.000       04/01/16      686,371
  1,995   Broward County, FL Housing Finance Authority Revenue - Single Family -
          Series 1990 A                                                                         7.900       03/01/23    2,100,675
  2,500   Clay County, FL Housing Finance Authority Revenue - Single Family Mortgage -
          Series 1995                                                                           6.550       03/01/28    2,520,775
    290   Dade County, FL Housing Finance Authority - Single Family - Series B                  7.750       03/01/17      305,298
    630   Dade County, FL Housing Finance Authority - Single Family - Series B                  7.250       09/01/23      651,578
  1,355   Dade County, FL Housing Finance Authority - Single Family - Series D                  6.950       12/15/12    1,422,059
     40   Dade County, FL Housing Finance Authority - Single Family - Series E                  7.000       03/01/24       41,537
  1,000   Dade County, FL Housing Finance Authority - Single Family Mortgage Revenue -
          Series 1995                                                                           6.700       04/01/28    1,007,460
    425   Duval County, FL Housing Finance Authority - Single Family - Series B                 7.500       06/01/15      448,447
    215   Duval County, FL Housing Finance Authority - Single Family - Series A                 7.850       12/01/22      226,468
    520   Duval County, FL Housing Finance Authority - Single Family - Series C                 7.650       09/01/10      549,453
    735   Duval County, FL Housing Finance Authority Revenue - Single Family -
          Series 1994                                                                           6.550       10/01/15      743,048
  1,690   Escambia County, FL Housing Finance Authority - Single Family                         7.400       10/01/23    1,761,301
  1,425   Florida Housing Finance Agency - Single Family Revenue - Series 1994                  6.250       07/01/11    1,443,183
    715   Florida Housing Finance Agency - Single Family Mortgage Revenue -
          Series 1995 A                                                                         6.550       07/01/14      724,910
    715   Florida Housing Finance Agency - Single Family Mortgage Revenue -
          Series 1995 A                                                                         6.650       01/01/24      723,609
  1,000   Florida Housing Finance Agency - Homeowner Mortgage Revenue -
          Series 1995 2B                                                                        5.950       07/01/14      998,840
    435   Leon County, FL Housing Finance Authority Revenue - Single Family                     7.300       04/01/21      450,751
  3,000   Leon County, FL Housing Finance Authority Revenue - Single Family -
          Series 1995                                                                           7.300       01/01/28    3,229,890
  1,330   Orange County, FL Housing Finance Authority Revenue - Series B                        8.100       11/01/21    1,408,124
    280   Orange County, FL Housing Finance Authority Revenue - Series A                        7.600       01/01/24      295,778
  1,055   Palm Beach County, FL Housing Finance Authority - Single Family Mortgage
          Revenue                                                                               7.600       03/01/23    1,111,759

10                                   F-64                                Florida

          Statement of Investments in Securities and Net Assets     May 31, 1996
 ................................................................................
          Municipal Bonds--Florida Double Tax Exempt (continued)

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity       Value
$2,000    Pinellas County, FL Housing Finance Authority Revenue - Single Family -
          Series 1995 A                                                                         6.650%      08/01/21   $2,019,840
 1,160    Polk County, FL Housing Finance Authority - Single Family Revenue - Series A          7.150       09/01/23    1,208,210

          Industrial Development and Pollution Control
          -----------------------------------------------------------------------------------------------------------------------
 3,000    Alliance Airport Authority, Incorporated, TX - Special Facilities Revenue -
          Federal Express Corporation Project - Series 1996                                     6.375       04/01/21    2,911,380
 6,000    Citrus County, FL Pollution Control Revenue - Florida Power Corporation -
          Crystal River Power Plant - Series 1992A                                              6.625       01/01/27    6,255,060
   750    Clay County, FL Industrial Development Authority Revenue - Cargill Project -
          Series 1992                                                                           6.400       03/01/11      780,038
 5,500    Escambia County, FL Pollution Control Revenue - Champion International
          Corporation - Series 1994                                                             6.900       08/01/22    5,704,655
 2,500    Hillsborough County, FL Industrial Development Authority Pollution Control
          Revenue - Tampa Electric Company                                                      7.875       08/01/21    2,871,400
   600    Jacksonville, FL Industrial Development Revenue - Cargill Project - Series 1992       6.400       03/01/11      623,592
 2,000    Martin County, FL Pollution Control Revenue - Florida Power and Light Company -
          Series 1990                                                                           7.300       07/01/20    2,197,460
 1,500    Nassau County, FL Pollution Control Revenue - ITT Rayonier Project -
          Series 1993                                                                           6.200       07/01/15    1,457,475
 4,000    Pinellas County, FL Pollution Control Revenue - Florida Power Corporation -
          Anclote and Bartow Power Plants                                                       7.200       12/01/14    4,269,240
 3,000    St. Lucie County, FL Solid Waste Disposal Revenue - Florida Power and Light
          Company                                                                               7.150       02/01/23    3,235,740
 2,000    St. Lucie County, FL Solid Waste Disposal Revenue - Florida Power and Light
          Company - Series 1992                                                                 6.700       05/01/27    2,090,920
 3,400    Tulsa, OK Municipal Airport Trustees Trust  Revenue - AMR Corporation -
          Series 1995                                                                           6.250       06/01/20    3,320,780

          Municipal Appropriation Obligations
          -----------------------------------------------------------------------------------------------------------------------
   500    Brevard County, FL School Board - Certificates of Participation - Series 1996 A
          and B                                                                                 5.400       07/01/11      489,085
   500    Brevard County, FL School Board - Certificates of Participation - Series 1996 A
          and B                                                                                 5.400       07/01/12      486,055
 1,100    Brevard County, FL School Board - Certificates of Participation - Series 1996 A
          and B                                                                                 5.500       07/01/21    1,034,495
 3,500    Florida State Department of Correctional Privatization Commission - Certificates
          of Participation - 350 Bed Youth - Series 1995                                        5.000       08/01/17    3,106,285
 1,500    Florida State Department of Corrections - Certificates of Participation -
          Series 1994                                                                           6.000       03/01/14    1,514,160
 1,000    Palm Beach County, FL School Board - Certificates of Participation - Series 1994A     6.375       08/01/15    1,033,880
 5,050    Palm Beach County, FL School Board - Certificates of Participation - Series 1995 A    5.375       08/01/15    4,742,10

          Municipal Revenue/Other
          -----------------------------------------------------------------------------------------------------------------------
 3,105    Gulf Breeze, FL Local Government Loan Program Floating Rate Demand Revenue -
          Series 1985 A through E                                                               7.750       12/01/15    3,439,967
 1,000    Gulf Breeze, FL Local Government Loan Program Floating Rate Demand Revenue -
          Series 1985 B                                                                         5.900       12/01/11    1,017,310
 5,000    Hernando County, FL Revenue Criminal Justice Complex                                  7.650       07/01/16    6,143,150
    85    Orange County, FL Capital Improvement Revenue - Series A                              7.700       10/01/18       92,189


Florida                              F-65                                     11

          Statement of Investments in Securities and Net Assets     May 31, 1996
 ................................................................................
          Municipal Bonds--Florida Double Tax Exempt (continued)

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity       Value

          Municipal Revenue/Transportation
          -----------------------------------------------------------------------------------------------------------------------
$1,000    Dade County, FL Seaport General Obligation - Series 1996                              5.125%      10/01/26   $  878,350
 7,585    Dade County, FL Aviation Revenue - Series 1996 A and B                                5.600       10/01/26    7,182,995
 4,000    Dade County, FL Aviation Revenue - Series 1995 A, B and C                             5.750       10/01/25    3,873,080
   530    Florida State Department of Transportation - Turnpike Revenue - Series 1992 A         6.350       07/01/22      543,303
 4,000*   Jacksonville, FL Port Authority - Port Facilities Revenue - Series 1996               5.625       11/01/18    3,770,160
 2,475    Palm Beach County, FL Airport System Revenue                                          7.500       10/01/00    2,729,356
 3,000    Sanford Airport Authority, Florida - Industrial Development Revenue Bonds -
          (Central Florida Terminals, Inc. Project) - Series 1995 A and B                       7.500       05/01/15    2,765,940
 3,270    Sanford Airport Authority, Florida - Industrial Development Revenue Bonds -
          (Central Florida Terminals, Inc. Project) - Series 1995 A and B                       7.750       05/01/21    2,993,848

          Municipal Revenue/Utility
          -----------------------------------------------------------------------------------------------------------------------
 2,000    Escambia County, FL Utilities Authority - System Revenue - Series 1992 B              0.000       01/01/15      666,680
 3,000    Jacksonville, FL Electric Authority - St. Johns River Power System Revenue -
          Issue 2 - Series 11                                                                   5.250       10/01/20    2,671,620
 2,000    Key West, FL Utility Board Electric System Revenue - Series 1991                      0.000       10/01/14      676,600
 2,500    Key West, FL Utility Board Electric System Revenue - Series 1991                      0.000       10/01/17      707,425
 1,850    Manatee County, FL Public Utilities Revenue - Series 1991 C                           0.000       10/01/08      935,027
 2,800    Manatee County, FL Public Utilities  Revenue - Series 1991 C                          0.000       10/01/09    1,320,032
 1,000    Orlando, FL Utilities Commission - Water and Electric Revenue - Series 1989 D         6.750       10/01/17    1,116,630
   375    Orlando, FL Utilities Commission - Water and Electric Revenue - Series 1989 D         5.000       10/01/23      317,801
 6,500    Southern Minnesota Municipal Power Agency - Power Supply System Revenue -
          Series 1994 A                                                                         0.000       01/01/21    1,477,840
 2,570    Sunrise, FL Utility System Revenue - Capital Appreciation - Series 1992 B             0.000       10/01/13      930,186

          Municipal Revenue/Water & Sewer
          -----------------------------------------------------------------------------------------------------------------------
 3,750    Auburndale, FL Water and Sewer Revenue - Series 1995                                  5.250       12/01/25    3,396,675
 2,500    Dade County, FL Water and Sewer System Revenue - Series 1995                          5.500       10/01/25    2,341,275
 2,250    Hillsborough County, FL Utility Revenue - Series A                                    6.500       08/01/16    2,334,398
 3,500    Hillsborough County, FL Utility Revenue - Series B                                    6.500       08/01/16    3,631,285
   500    Jacksonville, FL District Water and Sewer Revenue - Series 1996                       5.000       10/01/20      436,400
 3,500    Miami Beach, FL Water and Sewer Revenue - Series 1995                                 5.375       09/01/15    3,297,560
 2,000    Florida Village Center Community Development District - Water and Sewer
          Utility Revenue - Series 1993                                                         5.000       11/01/13    1,785,620

          Non-State General Obligations
          -----------------------------------------------------------------------------------------------------------------------
 2,990    Hillsborough County, FL Environmentally Sensitive Lands Acquisition and
          Protection Program - Series 1992                                                      6.250       07/01/08    3,085,381
 3,000    Mobile, AL General Obligation Warrants - Series 1996                                  5.000       02/15/16    2,700,540
 5,500    New York City, NY General Obligation - Series 1996 F and G                            5.750       02/01/19    4,941,750
 3,000    New York City, NY General Obligation - Series 1996 H and I                            5.875       03/15/18    2,743,710
 5,000    Sunrise Lakes, FL Phase 4 Recreation District - General Obligation and Revenue -
          Series 1995 A and B                                                                   6.750       08/01/24    5,202,300


12                                   F-66                                Florida

          Statement of Investments in Securities and Net Assets     May 31, 1996
 ................................................................................
          Municipal Bonds -- Florida Double Tax Exempt (continued)

Face
Amount                                                                                            Face                    Market
(000)     Description                                                                             Rate        Maturity    Value
          Pre-refunded or Escrowed
          ------------------------------------------------------------------------------------------------------------------------
$ 1,925   Boynton Beach, FL Water and Sewer System Utility Revenue - Series 1990                  7.400%      11/01/15   $2,167,627
  1,500   Broward County, FL School Board - Certificates of Participation                         7.125       07/01/10    1,662,600
 15,000   Colquitt County, GA Development Authority Revenue - Southern Care Corporation -
          Series 1991 A                                                                           0.000       12/01/21    2,476,350
  1,500   Dade County, FL Health Facilities Authority Revenue - Baptist Hospital of
          Miami Project                                                                           5.750       05/01/21    1,494,990
  2,600   Dade County, FL Health Facilities Authority Revenue - South Miami Hospital -
          Series 1991 A                                                                           6.750       10/01/20    2,886,624
    550   Florida State Jacksonville Transportation Authority - Senior Lien - General
          Obligation Unlimited Tax - Series 1990                                                  7.375       07/01/20      614,790
    335   Florida State Board of Education Capital Outlay                                         9.125       06/01/14      458,380
  5,000   Florida State Board of Education Capital Outlay - Series 1991 B                         6.700       06/01/22    5,475,050
  3,000   Florida State Board of Education Capital Outlay - Series 1992 C                         6.625       06/01/17    3,305,070
  2,500   Florida State Department of Transportation - Turnpike Revenue - Series 1989 A           7.500       07/01/19    2,757,900
     55   Greater Orlando Aviation Authority - Airport Facilities Revenue - City of
          Orlando, FL                                                                             8.000       10/01/18       60,488
  1,000   Hillsborough County, FL Port District Revenue - Tampa Port Authority - Series 1990      8.250       06/01/09    1,151,670
  1,020   Hillsborough County, FL Capital Improvement Program Revenue - Series 1994               6.400       08/01/09    1,121,510
  1,635   Hillsborough County, FL Utility Revenue - Series A                                      7.000       08/01/14    1,812,986
  1,810   Jacksonville, FL Electric Authority - Bulk Power Supply System Revenue - Scherer 4
          Project - Series 1991 A                                                                 7.000       10/01/12    1,995,036
  1,500   Lady Lake, FL Industrial Development Revenue - Sunbelt Utilities                        9.625       07/01/15    1,791,585
  1,050   Naples, FL Hospital Revenue - Naples Community Hospital                                 7.200       10/01/19    1,171,989
  3,400   North Springs, FL Improvement District Water and Sewer Revenue - Broward County -
          Series 1991                                                                             8.000       10/01/16    3,971,336
     15   Orange County, FL Capital Improvement Revenue - Series A                                7.700       10/01/18       16,439
  1,750   Orange County, FL Tourist Development Tax Revenue                                       7.250       10/01/10    1,956,710
    420   Orlando-Orange County, FL Expressway Authority Revenue - Series 1990                    6.500       07/01/20      455,574
  1,750   Palm Beach County, FL Criminal Justice Facilities Revenue                               7.250       06/01/11    1,944,828
  1,900   Commonwealth of Puerto Rico Electric Power Authority - Series P                         7.000       07/01/21    2,125,473
  1,000   Sarasota County, FL Utility System Revenue - Series 1994                                6.500       10/01/22    1,114,380
  2,500   Seminole County, FL School Board - Certificates of Participation - Series
          1994 B                                                                                  6.750       07/01/14    2,808,175

          Resource Recovery
          -------------------------------------------------------------------------------------------------------------------------
  4,565   Broward County, FL Resource Recovery Revenue - SES Broward Company, L.P. South
          Project - Series 1984                                                                   7.950       12/01/08    5,026,887
  2,125   Lee County, FL Solid Waste System Revenue - Series A                                    7.000       10/01/11    2,294,022
  2,700   Palm Beach County, FL Solid Waste Industrial Development Revenue - Okeelanta
          Power - Series 1993 A                                                                   6.375       02/15/07    2,671,056
  2,000   Palm Beach County, FL Solid Waste Industrial Development Revenue - Okeelanta
          Power - Series 1993 A                                                                   6.700       02/15/15    1,960,100
  7,500   Palm Beach County, FL Solid Waste Industrial Development Revenue - Okeelanta
          Power - Series 1993 A                                                                   6.850       02/15/21    7,358,925
  2,000   Sarasota County, FL Solid Waste System Revenue - Series 1996                            5.500       10/01/21    1,887,800

Florida                              F-67                                     13

          Statement of Investments in Securities and Net Assets     May 31, 1996
 ................................................................................
          Municipal Bonds -- Florida Double Tax Exempt (continued)

Face
Amount                                                                                            Face                    Market
(000)     Description                                                                             Rate      Maturity      Value
          Special Tax Revenue
          --------------------------------------------------------------------------------------------------------------------------
$ 7,600   Dade County, FL Professional Sports Franchise Facilities Tax Revenue - Series 1995      0.000%    10/01/27   $  1,178,152
  6,730   Dade County, FL Professional Sports Franchise Facilities Tax Revenue - Series 1995      5.250     10/01/30      6,052,424
    700   Detroit, MI Downtown Development Authority- Tax Increment - Development Area Number
          1 Projects - Series 1996 B, C-1, C-2 and D                                              6.250     07/01/25        683,466
    500   Jacksonville, FL Excise Taxes Revenue - Series 1996 A                                   5.000     10/01/16        447,070
  1,010   Martin County, FL Tropical Farms Water and Sewer Special Assessment District -
          Series 1995                                                                             5.900     11/01/11      1,023,039
  1,000   Metropolitan Atlanta Rapid Transit Authority - Georgia Sales Tax Revenue -
          Series 1992 P                                                                           6.250     07/01/20      1,049,930
  1,000   Palm Beach Gardens, FL Special Obligation Revenue                                       7.250     07/01/15      1,083,960
  4,580   Pembroke Pines, FL Special Assessment Number 94-1 - Series 1995                         5.750     11/01/05      4,517,666
 10,500   Puerto Rico Highway and Transportation Authority Revenue - Series 1996 Y and Z          5.500     07/01/36      9,530,640
  1,000   Puerto Rico Highway and Transportation Authority Revenue - Series 1996 Y and Z          5.000     07/01/36        833,270
    400   Wisconsin Center District - Junior Dedicated Tax Revenue - Series 1996 B                5.700     12/15/20        386,320

          State/Territorial General Obligations
          --------------------------------------------------------------------------------------------------------------------------
  4,000   Florida State Broward County Expressway Authority - Series 1984                         9.875     07/01/09      5,612,280
  1,000   Florida State Broward County Expressway Authority - Series 1984                        10.000     07/01/14      1,465,060
  2,165   Florida State Board of Education Capital Outlay - Series 1985                           9.125     06/01/14      2,959,663

          Total Investments in Securities - Municipal Bonds (cost $307,972,351) - 100.2%                                320,272,636

          Excess of Liabilities over Other Assets - (0.2)%                                                                 (641,592)

          Total Net Assets - 100.0%                                                                                    $319,631,044

*Securities purchased on a "when-issued" basis.
See notes to financial statements.


14                                   F-68                                Florida

[LOGO OF SHIP ART]
Florida Double Tax Exempt
Statement of Assets and Liabilities                                 May 31, 1996
 ................................................................................

ASSETS:
  Investments, at market value (cost $307,972,351)                               $320,272,636
  Cash                                                                                 97,112
  Receivable for investments sold                                                     145,000
  Receivable for Fund shares sold                                                     177,243
  Interest receivable                                                               5,534,307
  Other                                                                                21,231
     Total assets                                                                 326,247,529
LIABILITIES:
  Payable for investments purchased                                                 4,431,235
  Payable for Fund shares reacquired                                                  450,685
  Distributions payable                                                             1,475,578
  Accrued expenses                                                                    258,987
    Total liabilities                                                               6,616,485
NET ASSETS                                                                        319,631,044
  Class A:
  Applicable to 30,652,271 shares of beneficial interest issued and outstanding  $318,456,444
  Net asset value per share                                                      $      10.39
  Class C:
  Applicable to 113,035 shares of beneficial interest issued and outstanding     $  1,174,600
  Net asset value per share                                                      $      10.39

[LOGO OF SHIP ART]
Florida Double Tax Exempt
Statement of Operations                          For the year ended May 31, 1996
 ................................................................................

INVESTMENT INCOME - INTEREST                                                     $ 20,541,373
EXPENSES:
  Distribution fees - Class A (Note E)                                              1,328,070
  Distribution fees - Class C (Note E)                                                  3,169
  Investment advisory fees (Note E)                                                 1,665,969
  Custody and accounting fees                                                         169,744
  Transfer agent's fees                                                               144,895
  Registration fees                                                                    12,994
  Legal fees                                                                              637
  Audit fees                                                                           20,862
  Reimbursement of organizational expenses (Note F)                                    56,723
  Trustee's fees                                                                        8,817
  Shareholder services fees (Note E)                                                   21,560
  Other                                                                                10,642
  Advisory fees waived (Note E)                                                      (685,218)
    Total expenses before credits                                                   2,758,864
  Custodian fee credit (Note B)                                                       (48,694)
Net expenses                                                                        2,710,170
Net investment income                                                              17,831,203
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                 4,828,780
  Change in unrealized appreciation (depreciation) of investments                 (12,275,838)
Net loss on investments                                                            (7,447,058)
Net increase in net assets resulting from operations                             $ 10,384,145

See notes to financial statements.


Florida                                F-69                                  15

[LOGO OF SHIP ART]
Florida Double Tax Exempt
Statements of Changes in Net Assets
 ................................................................................

INCREASE (DECREASE) IN NET ASSETS                                                  Year Ended          Year Ended
Operations:                                                                       May 31, 1996        May 31, 1995
  Net investment income                                                          $ 17,831,203         $ 19,719,394
  Net realized gain (loss) on security transactions                                 4,828,780           (2,273,532)
  Change in unrealized appreciation (depreciation) of investments                 (12,275,838)           8,667,382
Net increase in net assets resulting from operations                               10,384,145           26,113,244
Distributions to Class A shareholders:
  From net investment income                                                      (17,864,777)         (19,846,500)
Distributions to Class C shareholders:
  From net investment income                                                          (15,706)
Net decrease in net assets from distributions to shareholders                     (17,880,483)         (19,846,500)
Fund share transactions (Note C):
  Proceeds from shares sold                                                         6,866,299           45,355,080
  Net asset value of shares issued in reinvestment of distributions                 6,774,286            7,682,266
  Cost of shares reacquired                                                       (57,887,168)         (90,012,143)
Net decrease in net assets from Fund share transactions                           (14,246,583)         (36,974,797)
Total decrease in net assets                                                      (21,742,921)         (30,708,053)
NET ASSETS:
  Beginning of year                                                               341,373,965          372,082,018
  End of year                                                                    $319,631,044         $341,373,965
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                $308,648,791         $322,944,654
  Accumulated net realized gain (loss) on security transactions                    (1,318,032)          (6,146,812)
  Unrealized appreciation (depreciation) of investments                            12,300,285           24,576,123
                                                                                 $319,631,044         $341,373,965

See notes to financial statements.

16                                     F-70                              Florida

[LOGO OF SHIP ART]
Notes to Financial Statements
 ................................................................................

A. DESCRIPTION OF BUSINESS
   Flagship's Florida Intermediate Tax Exempt Fund (Florida Intermediate) and Florida Double Tax Exempt Fund (Florida Double Tax Exempt) are sub-trusts of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The non-diversified Florida Intermediate Fund and diversified Florida Double Tax Exempt Fund are open-end management investment companies registered under the Investment Company Act of 1940, as amended. The Funds commenced investment operations on February 1, 1994 and June 15, 1990, respectively. The Funds began to offer Class C shares to the investing public on February 2, 1994, and September 14, 1995, respectively. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in each Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Funds.
   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
     The Funds must maintain a diversified investment portfolio as a registered investment company, however, the Funds' investments are primarily in the securities of their state. Such concentration subjects the Funds to the effects of economic changes occurring within that state.
   Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to their shareholders all of their tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Funds amortize original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

Florida                                F-71                                   17

Notes to Financial Statements
 ................................................................................

Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.
  The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 80% of the daily effective federal funds rate.
Securities Purchased on a "When-issued" Basis: The Funds may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. At May 31, 1996, there were $225,000 and $3,730,000 of "when-issued" purchase commitments included in the Florida Intermediate and the Florida Double Tax Exempt Fund's statements of investments, respectively.

C. FUND SHARES
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                  Year Ended                Year Ended
                                                 May 31, 1996              May 31, 1995
                                           -----------------------    --------------------------
                                             Shares       Amount      Shares           Amount
   FLORIDA INTERMEDIATE
   CLASS A:
   Shares sold                              366,520   $  3,698,170      390,286     $  3,690,600
   Shares issued on reinvestment             12,299        124,575        5,350           51,575
   Shares reacquired                       (261,357)    (2,643,760)    (107,593)      (1,037,158)
   Net increase                             117,462   $  1,178,985      288,043     $  2,705,017

   CLASS C:
   Shares sold                              195,954   $  1,987,282      131,121     $  1,254,553
   Shares issued on reinvestment              5,977         60,618        2,844           27,375
   Shares reacquired                        (66,052)      (667,072)     (67,911)        (636,543)
   Net increase                             135,879   $  1,380,828       66,054     $    645,385

   FLORIDA DOUBLE TAX EXEMPT
   CLASS A:
   Shares sold                            3,341,801   $ 35,642,289    4,468,523     $ 45,355,080
   Shares issued on reinvestment            635,529      6,768,677      753,914        7,682,266
   Shares reacquired                     (5,453,566)   (57,862,882)  (8,942,409)     (90,012,143)
   Net decrease                          (1,476,236)  $(15,451,916)  (3,719,972)    $(36,974,797)

18                                     F-72                              Florida

Notes to Financial Statements
 ................................................................................


                                                 Period From
                                     September 14, 1995 to May 31, 1996
                                     ----------------------------------
                                             Shares       Amount
   Class C:
   Shares sold                              114,811   $  1,224,010
   Shares issued on reinvestment                526          5,609
   Shares reacquired                         (2,302)       (24,286)
   Net increase                             113,035   $  1,205,333

D. Purchases and Sales of Municipal Bonds
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated:

   Fund                             Purchases        Sales
   Florida Intermediate          $  7,325,012    $  4,856,435
   Florida Double Tax Exempt     $312,473,071    $311,159,076

   At May 31, 1996, cost for federal income tax purposes is $7,933,353 and $308,060,449 for the Florida Intermediate and Florida Double Tax Exempt Funds, respectively, and net unrealized appreciation aggregated $91,875 and $12,212,187, respectively, which includes:

   Fund                          Unrealized Appreciation  Unrealized Depreciation
   Florida Intermediate              $   131,687               $   39,812
   Florida Double Tax Exempt         $14,230,200               $2,018,013

     At May 31, 1996, Florida Double Tax Exempt has available a capital loss carryforward of approximately $1,130,500 to offset future net capital gains through May 31, 2003.

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR
   Flagship Financial Inc. (Advisor), under the terms of agreements which provide for furnishing of investment advice, office space and facilities to the Funds, receives fees computed monthly on the daily net assets of the Funds at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived advisory fees for the Florida Intermediate and Florida Double Tax Exempt Funds amounting to $38,041 and $685,218, respectively. Included in accrued expenses at May 31, 1996 are accrued advisory fees of $92,745 for Florida Double Tax Exempt. Also, under an agreement with the Funds, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
     The Funds have Distribution Agreements with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Funds' Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Funds' shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Funds' average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $1,735, $2,465, $108,740 and $882 for Florida Intermediate Class A shares and Class C shares, and Florida Double Tax Exempt Class A shares and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Funds as shareholder services fees.

Florida                              F-73                                     19

Notes to Financial Statements
 ...............................................................................

     In its capacity as national wholesale underwriter for the shares of the Funds, the Distributor received commissions on sales of the Funds' shares for the year ended May 31, 1996, are approximately as follows:

   Fund                         Gross Commissions  Paid to Other Dealers
   Florida Intermediate            $ 22,700               $ 18,500
   Florida Double Tax Exempt       $608,800               $525,800

     For the year ended May 31, 1996, the Distributor received approximately $3,600 and $200 of contingent deferred sales charges on redemptions of shares in Florida Intermediate and Florida Double Tax Exempt, respectively. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. ORGANIZATIONAL EXPENSES
   The organizational expenses incurred on behalf of the Florida Intermediate Fund (approximately $27,400) will be reimbursed to the Advisor on a straight-line basis over a period of three years beginning June 1, 1996. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement. The organizational expenses incurred on behalf of the Florida Double Tax Exempt Fund (approximately $284,600) have been reimbursed to the Advisor as of May 31, 1996.

G. Line of Credit
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. Florida Double Tax Exempt may temporarily borrow up to $17 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $906,300, at a weighted average annualized interest rate of 6.63%. At May 31, 1996, the Fund had no borrowings outstanding under the line of credit.

20                                   F-74                                Florida

[LOGO OF SHIP ART]                    Selected data for each share of beneficial

Florida Intermediate Tax Exempt Fund
Financial Highlights                 interest outstanding throughout the period.
 ................................................................................

                                                                               Period From
                                            Year Ended        Year Ended    February 1, 1994 to
Class A                                    May 31, 1996      May 31, 1995      May 31, 1994
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.05            $ 9.66            $ 9.70
Income from investment operations:
   Net investment income                       0.46              0.46              0.12
   Net realized and unrealized gain (loss)
   on securities                              (0.12)             0.33             (0.04)
Total from investment operations               0.34              0.79              0.08
Less distributions:
   From net investment income                 (0.46)            (0.40)            (0.12)
   From net realized capital gains            (0.05)
Total distributions                           (0.51)            (0.40)            (0.12)
Net asset value, end of period               $ 9.88           $ 10.05            $ 9.66
Total return/(a)/                              3.41%             8.42%             1.75%
Ratios to average net assets
(annualized where appropriate):
   Actual net of waivers and reimbursements:
      Expenses/(b)/                            0.76%             0.67%             0.29%
      Net investment income                    4.48%             4.74%             3.79%
   Assuming credits and no
   waivers or reimbursements:
      Expenses                                 1.67%             3.54%             6.70%
      Net investment income                    3.57%             1.87%            (2.62%)
Net assets at end of period (000's)          $4,995           $ 3,898            $  964
Portfolio turnover rate                       66.18%           105.01%            28.15%

(a) The total returns shown do not include the effect of applicable front-end sales charge.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.67%; prior year numbers have not been restated to reflect these credits.

Florida                              F-75                                     21

[LOGO OF SHIP ART]

Florida Intermediate Tax Exempt Fund             Selected data for each share of
Financial Highlights                             beneficial interest outstanding
                                                          throughout the period.
 ................................................................................

                                                                               Period From
                                           Year Ended        Year Ended    February 2, 1994 to
Class C                                   May 31, 1996      May 31, 1995      May 31, 1994
----------------------------------------------------------------------------------------------
Net asset value, beginning of period        $10.05            $  9.66           $ 9.70
Income from investment operations:
   Net investment income                      0.40               0.40             0.11
   Net realized and unrealized gain
   (loss) on securities                      (0.11)              0.33            (0.06)
Total from investment operations              0.29               0.73             0.05
Less distributions:
   From net investment income                (0.41)             (0.34)           (0.09)
   From net realized capital gains           (0.05)
Total distributions                          (0.46)             (0.34)           (0.09)
Net asset value, end of period              $ 9.88            $ 10.05           $ 9.66
Total return/(a)/                             2.88%              7.80%            1.33%
Ratios to average net assets
(annualized where appropriate):
   Actual net of waivers and
   reimbursements:
      Expenses/(b)/                           1.34%              1.19%            0.68%
      Net investment income                   3.88%              4.19%            3.42%
   Assuming credits and no waivers
   or reimbursements:
      Expenses                                2.25%              4.53%            7.38%
      Net investment income                   2.97%              0.85%           (3.28%)
Net assets at end of period (000's)         $3,079            $ 1,765           $1,058
Portfolio turnover rate                      66.18%            105.01%           28.15%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.25%; prior period numbers have not been restated to reflect these credits.

22                                   F-76                                Florida

[LOGO OF SHIP ART]
Florida Double Tax Exempt             Selected data for each share of beneficial
Financial Highlights                  interest outstanding throughout the year.
 ................................................................................

                                                   Year Ended     Year Ended     Year Ended    Year Ended      Year Ended
Class A                                           May 31, 1996   May 31, 1995   May 31, 1994   May 31, 1993   May 31, 1992
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                   $10.63         $10.38         $10.76         $10.18         $ 9.87
Income from investment operations:
   Net investment income                               0.57           0.58           0.60           0.63           0.66
   Net realized and unrealized gain (loss) on
    securities                                        (0.24)          0.26          (0.38)          0.61           0.33
Total from investment operations                       0.33           0.84           0.22           1.24           0.99
Less distributions:
   From net investment income                         (0.57)         (0.59)         (0.60)         (0.64)         (0.67)
   From net realized capital gains                                                                 (0.02)         (0.01)
Total distributions                                   (0.57)         (0.59)         (0.60)         (0.66)         (0.68)
Net asset value, end of year                         $10.39         $10.63         $10.38         $10.76         $10.18
Total return(a)                                        3.14%          8.43%          2.00%         12.49%         10.32%
Ratios to average net assets:
   Actual net of waivers and reimbursements:
     Expenses(b)                                       0.83%         0.73%           0.58%          0.45%          0.26%
     Net investment income                             5.36%         5.71%           5.51%          6.01%          6.59%
   Assuming credits and no waivers or
    reimbursements:
     Expenses                                          1.02%         1.04%           1.00%          0.99%          1.03%
     Net investment income                             5.17%         5.40%           5.09%          5.47%          5.82%
Net assets at end of year (000's)                  $318,456      $341,374        $372,082       $369,123       $276,811
Portfolio turnover rate                               93.93%        52.67%          31.92%         22.60%         49.72%

(a) The total returns shown do not include the effect of applicable front-end sales charge.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.82%; prior year numbers have not been restated to reflect these credits.

Florida                              F-77                                     23

[LOGO OF SHIP ART]
Florida Double Tax Exempt            Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
 ................................................................................

                                                Period From
                                           September 14, 1995 to
Class C                                        May 31, 1996
--------------------------------------------------------------------------------
Net asset value, beginning of period               $10.65
Income from investment operations:
   Net investment income                             0.35
   Net realized and unrealized gain
    (loss) on securities                            (0.26)
Total from investment operations                     0.09
Less distributions:
   From net investment income                       (0.35)
Total distributions                                 (0.35)
Net asset value, end of period                     $10.39
Total return(a)                                      1.30%
Ratios to average net assets
 (annualized where appropriate):
   Actual net of waivers and
    reimbursements:
     Expenses(b)                                     1.38%
     Net investment income                           4.59%
   Assuming credits and no
    waivers or reimbursements:
     Expenses                                        1.55%
     Net investment income                           4.42%
Net assets at end of year (000's)                  $1,175
Portfolio turnover rate                             93.93%

(a) The total return shown does not include the effect of applicable contingent deferred sales charge and is annualized.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.37%.

24                                   F-78                                Florida

[LOGO OF SHIP ART]
Independent Auditors' Report
 ................................................................................
TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP FLORIDA TAX EXEMPT FUNDS

We have audited the accompanying statements of assets and liabilities, including the statements of investments in securities and net assets, of the Flagship Florida Intermediate Tax Exempt Fund and the Flagship Florida Double Tax Exempt Fund as of May 31, 1996, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the FundsAE management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship Florida Intermediate Tax Exempt Fund and the Flagship Florida Double Tax Exempt Fund at May 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996

Florida                              F-79                                     25

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
Municipal Bonds

  Face
Amount                                                                                             Face                    Market
 (000)   Description                                                                               Rate       Maturity     Value

         Education
         --------------------------------------------------------------------------------------------------------------------------
$1,370   University of Arizona Foundation Lease Revenue                                           7.750%      07/01/07   $1,442,898

         Health Care
         --------------------------------------------------------------------------------------------------------------------------
 1,670   Cochise County, AZ Industrial Development Authority Revenue - Sierra Vista
         Care Center - Series 1994A                                                               6.750       11/20/19    1,753,483

         Hospitals
         --------------------------------------------------------------------------------------------------------------------------
 1,250   Arizona Health Facilities Authority Revenue - Arizona Voluntary Hospital
         Federation Pooled Loan Program - Series 1985B                                            7.250       10/01/13    1,345,062
 2,275   Maricopa County, AZ Industrial Development Authority Hospital Facility
         Revenue - Samaritan Health Services - Series 1990A                                       7.000       12/01/16    2,657,359
   750   Maricopa County, AZ Industrial Development Authority Hospital Facility
         Revenue - John C. Lincoln Hospital                                                       7.500       12/01/13      828,420
   500   Pima County, AZ Industrial Development Authority Revenue - Carondelet
         Health Care Corporation - Series 1993                                                    5.250       07/01/12      475,980
 1,000   Scottsdale, AZ Industrial Development Authority Hospital Revenue -
         Scottsdale Memorial Hospital - 1987A                                                     8.500       09/01/17    1,066,770
 1,500   Scottsdale, AZ Industrial Development Authority Hospital Revenue -
         Scottsdale Memorial Hospital - Series 1993                                               5.500       09/01/12    1,473,015

         Housing/Multifamily
         --------------------------------------------------------------------------------------------------------------------------
   425   Phoenix, AZ Industrial Development Authority Revenue - Chris Ridge Village -
         Series 1992                                                                              6.800       11/01/25      437,572

         Housing/Single Family
         --------------------------------------------------------------------------------------------------------------------------
   255   Maricopa County, AZ Industrial Development Authority - Single Family
         Mortgage Revenue - Series 1991A                                                          7.500       08/01/12      266,279

         Industrial Development and Pollution Control
         --------------------------------------------------------------------------------------------------------------------------
   250   Casa Grande, AZ Industrial Development Authority Revenue -
         Frito-Lay/PepsiCo Pollution Control Project - Series 1984A                               6.650       12/01/14      263,118
 1,000   Mesa, AZ Industrial Development Authority - TRW Vehicle Safety Systems, Inc.             7.250       10/15/04    1,026,330
   500   Mohave County, AZ Industrial Development Authority Revenue - Citizens
         Utility Company Project                                                                  7.150       02/01/26      528,770
   195   Navajo County, AZ Pollution Control Revenue - Arizona Public Service Company -
         Series 1993                                                                              5.875       08/15/28      181,535

         Municipal Appropriation Obligations
         --------------------------------------------------------------------------------------------------------------------------
   225   Arizona State Municipal Financing Program - Certificates of Participation -
         Series 11                                                                                8.000       08/01/17      292,784
   850   Tucson, AZ Certificates of Participation - Series 1994                                   6.375       07/01/09      900,804

         Municipal Revenue/Other
         --------------------------------------------------------------------------------------------------------------------------
   375   Salt River Pima-Maricopa Indian Community - Arizona Special Obligation
         Revenue - Phoenix Cement Company                                                         7.750       02/15/97      383,749

4                                    F-24                                Arizona

Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
Municipal Bonds (continued)

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value

          Municipal Revenue/Transportation
          --------------------------------------------------------------------------------------------------------------------------
$  500    Phoenix, AZ Airport Revenue - Series 1994 D                                           6.400%      07/01/12   $  517,610
   500    Tucson, AZ Airport Authority Revenue - Series B                                       7.125       06/01/15      537,245

          Municipal Revenue/Utility
          --------------------------------------------------------------------------------------------------------------------------
   500    Central Arizona Water Conservation District Revenue - Central Arizona Project -
          Contract Revenue - Series 1993A                                                       5.500       11/01/10      497,515
     5    Central Arizona Water Conservation District Revenue - Series 1991 B                   6.500       11/01/11        5,334
   500    Salt River Project - Arizona Agricultural Improvement and Power District -
          Electric System Refunding Revenue - Series 1993 A                                     5.750       01/01/10      508,470

          Municipal Revenue/Water & Sewer
          --------------------------------------------------------------------------------------------------------------------------
 1,750    Chandler, AZ Water and Sewer Revenue                                                  6.750       07/01/06    1,875,895
   500    Cottonwood, AZ Sewer Revenue - Series 1992                                            6.900       07/01/03      541,495
   100    Cottonwood, AZ Sewer Revenue - Series 1992                                            7.000       07/01/06      107,255
   100    Cottonwood, AZ Sewer Revenue - Series 1992                                            7.000       07/01/07      106,671
   540    Pima County, AZ Sewer Revenue - Series 1991                                           6.750       07/01/15      572,659
   800    Sedona, AZ Sewer Revenue - Series 1992                                                7.000       07/01/12      838,280
   500    Tucson, AZ Water System Revenue - Series 1991                                         6.700       07/01/12      538,240
 1,000    Tucson, AZ Water System Revenue - Series 1993                                         5.500       07/01/10      991,250

          Non-State General Obligations
          --------------------------------------------------------------------------------------------------------------------------
   800    Chandler, AZ General Obligation                                                       7.000       07/01/12      868,968
   250    Cochise County, AZ Sierra Unified School District Number 68 - General
          Obligation - Series 1992                                                              7.500       07/01/09      297,225
   250    Coconino and Yavapai Counties, AZ Unified School District Number 9 -
          Sedona-Oak Creek - Series 1992 A                                                      6.700       07/01/06      266,975
   750    Maricopa County, AZ School District Number 11 - Peoria - Series 1992                  6.400       07/01/10      783,532
   675    Maricopa County, AZ School District Number 11 - Peoria - Series 1992                  0.000       07/01/06      389,806
 4,000    Maricopa County, AZ School District Number 28 - Kyrene Elementary -
          Series 1993 C                                                                         0.000       07/01/07    2,161,760
 2,460    Maricopa County, AZ School District Number 28 - Kyrene Elementary -
          Series 1993 C                                                                         0.000       07/01/08    1,242,989
 1,870    Maricopa County, AZ School District Number 28 - Kyrene Elementary -
          Series 1993 C                                                                         0.000       01/01/09      918,563
 3,805    Maricopa County, AZ School District Number 28 - Kyrene Elementary -
          Series 1993 C                                                                         0.000       01/01/10    1,743,223
 6,000    Maricopa County, AZ School District Number 28 - Kyrene Elementary -
          Series 1993 C                                                                         0.000       01/01/11    2,558,820
   500    Maricopa County, AZ Glendale Elementary School District Number 40 -
          School Improvement - Series 1995                                                      6.200       07/01/09      505,560
 3,000    Maricopa County, AZ Glendale Elementary School District Number 40 -
          School Improvement - Series 1995                                                      6.250       07/01/10    3,035,670
 1,750    Maricopa County, AZ Glendale Elementary School District Number 40 -
          School Improvement - Series 1995                                                      6.300       07/01/11    1,770,755
 2,000    Maricopa County, AZ Unified School District Number 41 - Gilbert - Series 1994         0.000       01/01/06    1,197,980
   500    Maricopa County, AZ Unified School District Number 41 - Gilbert - Series 1995 D       6.250       07/01/15      491,770

Arizona                              F-25                                      5


Statement of Investments in Securities and Net Assets                                                                May 31, 1996
 ....................................................................................................................................
Municipal Bonds (continued)

Face
Amount                                                                                            Face                      Market
 (000)    Description                                                                             Rate      Maturity         Value
$  515    Maricopa County, AZ School District Number 68 - Alhambra Elementary -
          Series 1994 A                                                                          6.750%     07/01/14      $  557,189
 2,000    Maricopa County, AZ Paradise Valley Unified School District Number 69 -
          Series 1995                                                                            7.000      07/01/12       2,287,280
   500    Maricopa County, AZ School District Number 80 - Chandler - Series 1994                 6.250      07/01/11         535,415
 1,275    Maricopa County, AZ School District Number 98 - Fountain Hills - Series 1992           0.000      07/01/06         736,300
   125    Navajo County, AZ Unified School District Number 2 - Joseph City -
          Series 1992 A                                                                          6.800      07/01/01         132,910
   375    Navajo County, AZ Unified School District Number 2 - Joseph City -
          Series 1992 A                                                                          6.800      07/01/02         398,302
 1,000    Pima County, AZ Unified School District Number 1 - Tucson - Series 1992                7.500      07/01/10       1,190,930
   500    Pima County, AZ Unified School District Number 13 - Tanque Verde -
          Series 1994                                                                            6.700      07/01/10         543,440
 1,100    Santa Cruz, AZ Nogales Unified School District Number 1 - General Obligation -
          Series 1995                                                                            0.000      01/01/09         540,331
   315    Scottsdale, AZ Mountain Community Facilities District - General Obligation -
          Series 1993A                                                                           6.200      07/01/17         319,561
 1,925    Tatum Ranch, AZ Community Facilities District - Phoenix, Arizona -
          General Obligation - Series 1991 A                                                     6.875      07/01/16       2,072,282

          Pre-refunded or Escrowed
          --------------------------------------------------------------------------------------------------------------------------
   500    Arizona State Transportation Board - Highway Revenue - Series 1990                     7.000      07/01/09         546,580
   300    Arizona State University Revenues                                                      7.000      07/01/15         335,685
 1,995    Central Arizona Water Conservation District Revenue - Series 1991 B                    6.500      11/01/11       2,171,637
    35    Glendale, AZ Municipal Property Corporation                                            8.850      07/01/08          35,847
   395    Maricopa County, AZ Hospital Revenue - St. Luke's Hospital Medical Center              8.750      02/01/10         464,619
   135    Maricopa County, AZ Industrial Development Authority Hospital Facility
          Revenue - Samaritan Health Services                                                   12.000      01/01/08         144,987
 1,250    Maricopa County, AZ Industrial Development Authority - Mercy Health System
          Revenue                                                                                7.150      07/01/12       1,365,875
10,800    Maricopa County, AZ Industrial Development Authority - Single Family
          Mortgage Revenue                                                                       0.000      02/01/16       3,262,680
13,040    Maricopa County, AZ Industrial Development Authority - Single Family
          Mortgage Revenue - Series 1983                                                         0.000      12/31/14       4,209,442
   575    Maricopa County, AZ School District Number 214 - Tolleson Union High                   6.500      07/01/09         617,774
   300    Maricopa County, AZ School District Number 214 - Tolleson Union High                   6.500      07/01/10         322,317
 1,250    Northern Arizona University Revenue                                                    7.500      06/01/08       1,355,238
   700    Peoria, AZ Municipal Development Authority Facilities Revenue                          7.000      07/01/10         761,817
   500    Phoenix, AZ Street and Highway User Revenue - Series 1992                              6.250      07/01/11         521,770
   650    Pima County, AZ Unified School District Number 1 - Tucson                              7.200      07/01/09         713,810
   460    Pima County, AZ Sewer Revenue - Series 1991                                            6.750      07/01/15         504,063
 1,500    Price-Elliott Research Park, Incorporated - Arizona State University Research
          Park Development - Series 1991                                                         7.000      07/01/21       1,671,510
   300    Salt River Project - Arizona Agricultural Improvement and Power District -
          Electric System Revenue - Series A                                                     7.500      01/01/27         312,432
   100    Salt River Project - Arizona Agricultural Improvement and Power District -
          Electric System Revenue - Series E                                                     8.250      01/01/28         106,537

6                                    F-26                                Arizona

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
Municipal Bonds (continued)

Face
Amount                                                                                          Face                      Market
(000)     Description                                                                           Rate        Maturity      Value
$  100    Salt River Project - Arizona Agricultural Improvement and Power District -
          Electric System Revenue - Series E                                                    8.250%      01/01/13   $    106,537
   450    Scottsdale, AZ Certificates of Participation - Scottsdale Municipal Property
          Corporation                                                                           7.875       11/01/14        466,659
   850    Tucson, AZ Water System Revenue                                                       7.700       07/01/15        869,762
10,320    Tucson and Pima County, AZ Industrial Development Authority - Single Family
          Mortgage Revenue - Series 1983 A                                                      0.000       12/01/14      3,348,943
 1,085    University of Arizona Medical Center Corporation - Tucson, Arizona -
          Hospital Revenue - Series 1986                                                        8.100       07/01/16      1,151,673
 1,000    University of Arizona Medical Center Corporation - Tucson, Arizona -
          Hospital Revenue - Series 1987                                                        8.100       07/01/16      1,064,101

          Special Tax Revenue
          --------------------------------------------------------------------------------------------------------------------------
   965    Bullhead City, AZ Parkway Improvement District                                        6.100       01/01/13        948,170
   760    Flagstaff, AZ Junior Lien and Highway User Revenue - Series 1992                      5.900       07/01/10        788,584
   350    Nogales, AZ Street and Highway Users Revenue - Series 1993                            5.500       07/01/11        326,522
   365    Nogales, AZ Street and Highway Users Revenue - Series 1993                            5.500       07/01/12        337,804
   460    Peoria, AZ Improvement District Number 8801 - North Valley Power Center               7.300       01/01/13        493,787

          State/Territorial General Obligations
          --------------------------------------------------------------------------------------------------------------------------
 1,000    Commonwealth of Puerto Rico Public Building Authority Guaranteed Public               3.750       07/01/16        894,760
          Education and Health Facilities - Series M

          Student Loan Revenue Bonds
          --------------------------------------------------------------------------------------------------------------------------
   370    Arizona Educational Loan Revenue - Series B                                           7.000       03/01/05        391,279
 1,000    Arizona Student Loan Acquisition Authority Revenue - Series 1994 B                    6.600       05/01/10      1,040,500

          Total Investments in Securities - Municipal Bonds (cost $78,251,477) - 100.1%                                  82,163,084

          Excess of Liabilities over Other Assets - (0.1)%                                                                  (98,674)

          Total Net Assets - 100.0%                                                                                    $ 82,064,410

See notes to financial statements.

Arizona                              F-27                                      7

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                May 31, 1996
 ...............................................................................

ASSETS:
  Investments, at market value (cost $78,251,477)                                $ 82,163,084
  Receivable for Fund shares sold                                                     233,221
  Interest receivable                                                               1,421,524
  Other                                                                                 5,550
     Total assets                                                                  83,823,379
LIABILITIES:
  Bank borrowings (Note F)                                                            830,576
  Payable for investments purchased                                                   245,558
  Payable for Fund shares reacquired                                                  264,547
  Distributions payable                                                               357,574
  Accrued expenses                                                                     60,714
    Total liabilities                                                               1,758,969
NET ASSETS                                                                         82,064,410
  Class A:
  Applicable to 7,463,231 shares of beneficial interest issued and outstanding   $ 80,094,252
  Net asset value per share                                                      $      10.73
  Class C:
  Applicable to 183,587 shares of beneficial interest issued and outstanding     $  1,970,158

  Net asset value per share                                                      $      10.73

[LOGO OF SHIP ART]
Statement of Operations                          For the year ended May 31, 1996
 ................................................................................

INVESTMENT INCOME - INTEREST                                                     $  4,932,741
EXPENSES:
  Distribution fees--Class A (Note E)                                                 328,091
  Distribution fees--Class C (Note E)                                                  16,707
  Investment advisory fees (Note E)                                                   420,039
  Custody and accounting fees                                                          61,467
  Transfer agent's fees                                                                57,035
  Registration fees                                                                     9,890
  Legal fees                                                                            2,923
  Audit fees                                                                           14,762
  Trustees' fees                                                                        2,164
  Shareholder services fees (Note E)                                                    8,047
  Other                                                                                 2,746
  Advisory fees waived (Note E)                                                      (279,976)
  Expense subsidy (Note E)                                                            (57,950)
    Total expenses before credits                                                     585,945
  Custodian fee credit (Note B)                                                       (15,992)
Net expenses                                                                          569,953
Net investment income                                                               4,362,788
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                   317,259
  Change in unrealized appreciation (depreciation) of investments                  (1,200,471)
Net loss on investments                                                              (883,212)
Net increase in net assets resulting from operations                             $  3,479,576

See notes to financial statements.

8                                    F-28                                Arizona

[LOGO OF SHIP ART]
Statements of Changes in Net Assets
 ................................................................................

                                                                                     Year Ended        Year Ended
                                                                                    May 31, 1996      May 31, 1995
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                            $  4,362,788       $  4,453,941
  Net realized gain (loss) on security transactions                                     317,259            155,116
  Change in unrealized appreciation (depreciation) of investments                    (1,200,471)         2,669,143
Net increase in net assets resulting from operations                                  3,479,576          7,278,200
Distributions to Class A shareholders:
  From net investment income                                                         (4,301,398)        (4,420,414)
Distributions to Class C shareholders:
  From net investment income                                                            (82,198)           (72,191)
Net decrease in net assets from distributions to shareholders                        (4,383,596)        (4,492,605)
  Fund share transactions (Note C):
    Proceeds from shares sold                                                        11,832,617          9,819,607
    Net asset value of shares issued in reinvestment of distributions                 1,939,151          1,866,427
    Cost of shares reacquired                                                       (12,829,723)       (16,243,843)
Net increase (decrease) in net assets from Fund share transactions                      942,045         (4,557,809)
Total increase (decrease) in net assets                                                  38,025         (1,772,214)
NET ASSETS:
  Beginning of year                                                                  82,026,385         83,798,599
  End of year                                                                      $ 82,064,410       $ 82,026,385
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                  $ 78,032,113       $ 77,110,876
  Accumulated net realized gain (loss) on security transactions                         120,690           (196,569)
  Unrealized appreciation (depreciation) of investments                               3,911,607          5,112,078
                                                                                   $ 82,064,410       $ 82,026,285

See notes to financial statements.


Arizona                              F-29                                      9

[LOGO OF SHIP ARTS]
Notes of Financial Statements
 ...............................................................................

A. Description of Business
   The Flagship Arizona Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on October 29, 1986. On February 7, 1994, the Fund began to offer Class C shares to the investing public. Class A shares are sold with a front-end sales charge. Class C shares are sold with no front-end sales charge but are assessed a contingent deferred sales charge if redeemed within one year from the time of purchase. Both classes of shares have identical rights and privileges except with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privilege of each class. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. Significant Accounting Policies
   The following is a summary of significant accounting policies consistently followed by the Fund.
   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
     The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.

10                                    F-30                               Arizona

Notes to Financial Statements
 ................................................................................

   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred. Fund expenses not specific to any class of shares are prorated among the classes based upon the eligible net assets of each class. Specifically identified direct expenses of each class are charged to that class as incurred.

     The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.
   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. Fund Shares
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                              Year Ended                    Year Ended
                                             May 31, 1996                  May 31, 1995
                                      ----------------------------   ---------------------------
                                         Shares         Amount         Shares       Amount
   Class A:
   Shares sold                              987,074   $ 10,720,918       868,576    $  9,000,803
   Shares issued on reinvestment            174,172      1,897,941       178,972       1,839,048
   Shares reacquired                     (1,111,337)   (12,066,428)   (1,563,719)    (15,834,858)
   Net increase (decrease)                   49,909   $    552,431      (516,171)   $ (4,995,007)

   Class C:
   Shares sold                              101,591   $  1,111,699        78,796    $    818,804
   Shares issued on reinvestment              3,779         41,210         2,677          27,379
   Shares reacquired                        (71,245)      (763,295)      (39,624)       (408,985)
   Net increase                              34,125   $    389,614        41,849    $    437,198

D. Purchases and Sales of Municipal Bonds
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $33,285,040 and $31,763,502, respectively. At May 31, 1996, cost for federal income tax purposes is $78,251,477 and net unrealized appreciation aggregated $3,911,607, of which $4,166,528 related to appreciated securities and $254,921 related to depreciated securities.

Arizona                              F-31                                     11

Notes to Financial Statements
 ................................................................................

E. Transactions with Investment Advisor and Distributor
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived $279,976 of its advisory fees. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's Class A and Class C shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of all classes of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% and .95% of the Fund's average daily net assets for Class A and Class C shares, respectively. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $27,298 and $1,587 for Class A and Class C shares, respectively. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.
     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's Class A shares of approximately $193,700 for the year ended May 31, 1996, of which approximately $167,500 was paid to other dealers. For the year ended May 31, 1996, the Distributor received approximately $1,900 of contingent deferred sales charges on redemptions of shares. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. Line of Credit
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $4 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $296,300, at a weighted average annualized interest rate of 6.96%. At
   May 31, 1996, the Fund had $830,576 outstanding under the line of credit.

12                                   F-32                                Arizona

[LOGO OF SHIP ART]
Financial Highlights                 Selected data for each share of beneficial
                                     interest outstanding throughout the year.
 ...............................................................................

                                                      Year Ended    Year Ended    Year Ended    Year Ended     Year Ended
Class A                                              May 31, 1996  May 31, 1995  May 31, 1994  May 31, 1993   May 31, 1992
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                     $ 10.85      $ 10.43      $ 10.81        $ 10.13        $  9.81
Income from investment operations:
   Net investment income                                  0.57         0.58         0.60           0.63           0.65
   Net realized and unrealized gain
   (loss) on securities                                  (0.12)        0.42        (0.38)          0.69           0.32
Total from investment operations                          0.45         1.00         0.22           1.32           0.97
Less distributions:
   From net investment income                            (0.57)       (0.58)       (0.60)         (0.64)         (0.65)
Total distributions                                      (0.57)       (0.58)       (0.60)         (0.64)         (0.65)
Net asset value, end of year                           $ 10.73      $ 10.85      $ 10.43        $ 10.81        $ 10.13
Total return(a)                                           4.21%       10.03%        1.92%         13.37%         10.25%
Ratios to average net assets:
   Actual net of waivers and reimbursements:
      Expenses(b)                                         0.69%        0.82%        0.64%          0.44%          0.44%
      Net investment income                               5.20%        5.59%        5.48%          6.03%          6.55%
   Assuming credits and no waivers or
   reimbursements:
      Expenses                                            1.07%        1.20%        1.09%          1.11%          1.20%
      Net investment income                               4.82%        5.21%        5.03%          5.36%          5.79%
Net assets at end of year (000's)                       $80,094      $80,406      $82,676        $72,778        $51,123
Portfolio turnover rate                                  38.15%       26.79%       21.08%         20.04%         33.75%

(a) The total returns shown do not include the effect of applicable front-end sales charge.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.67%; prior year numbers have not been restated to reflect these credits.

Arizona                              F-33                                     13

[LOGO OF SHIP ART]
Financial Highlights                 Selected data for each share of beneficial
                                     interest outstanding throughout the period.
 ................................................................................

                                                                            Period From
                                           Year Ended    Year Ended     February 7, 1994 to
CLASS C                                   May 31, 1996   May 31, 1995      May 31, 1994
-------------------------------------------------------------------------------------------
Net asset value, beginning of period         $10.84        $10.43              $ 11.22
Income from investment operations:
   Net investment income                       0.51          0.52                 0.14
   Net realized and unrealized gain
   (loss) on securities                       (0.11)         0.41                (0.79)
Total from investment operations               0.40          0.93                (0.65)
Less distributions:
   From net investment income                 (0.51)        (0.52)               (0.14)
Total distributions                           (0.51)        (0.52)               (0.14)
Net asset value, end of period               $10.73        $10.84              $ 10.43
Total return(a)                                3.75%         9.32%              (16.61%)
Ratios to average net assets:
(annualized where appropriate)
   Actual net of waivers and
   reimbursements:
      Expenses(b)                              1.23%         1.36%                1.20%
      Net investment income                    4.64%         5.01%                4.36%
   Assuming credits and no
   waivers or reimbursements:
      Expenses                                 1.63%         1.75%                1.62%
      Net investment income                    4.24%         4.62%                3.94%
Net assets at end of period (000's)          $1,970        $1,621              $ 1,122
Portfolio turnover rate                       38.15%        26.79%              21.08%

(a) The total returns shown do not include the effect of applicable contingent deferred sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 1.21%; prior period numbers have not been restated to reflect these credits.

14                                   F-34                                Arizona

[LOGO OF SHIP ART] Independent Auditors' Report
 ................................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP ARIZONA
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship Arizona Double Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship Arizona Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996

Arizona                              F-35                                     15

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
Municipal Bonds

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value
          Education
          --------------------------------------------------------------------------------------------------------------------------
  $   30  Colorado State Board of Agriculture Revenue -                                         7.800%      03/01/11   $   30,572
          Colorado State University Auxiliary Facilities - Series 1986
     175  Commonwealth of Puerto Rico Industrial, Medical and Environmental - Pollution
          Control Facilities Financing Authority - Catholic University of                       5.600       12/01/07      173,829
          Puerto Rico Project - Series 1993

          Hospitals
          --------------------------------------------------------------------------------------------------------------------------
   1,250  Colorado Health Facilities Authority Revenue - Sisters of Charity
          Health Care Systems, Incorporated - Series 1992                                       6.250       05/15/11    1,310,812
   1,500  Colorado Springs, CO Hospital Revenue - Series 1995                                   5.750       12/15/09    1,520,160
     250  Pueblo County, CO Hospital Facilities Revenue - Parkview Episcopal Medical Center     7.000       09/01/09      272,445

          Housing/Multifamily
          --------------------------------------------------------------------------------------------------------------------------

     100  Aurora, CO Multifamily Revenue - Dayton Plaza Project - Series A                      8.250       01/20/29      106,456
     500  Colorado Housing Finance Authority - Multifamily Housing
          Mortgage Revenue - Series 1995 A                                                      6.650       10/01/28      509,605
   1,000  Lakewood, CO Multifamily Housing Mortgage Revenue -
          Heights by Marston Lake - Series 1995                                                 6.650       10/01/25    1,022,240

          Housing/Single Family
          --------------------------------------------------------------------------------------------------------------------------

     150  Colorado Housing Finance Authority - Single Family - Series A                         8.125       09/01/17      157,154
     335  Colorado Housing Finance Authority - Single Family - Series 1991 C                    7.375       08/01/23      348,430
     850  Colorado Housing Finance Authority - Single Family - Series 1991 A                    0.000       11/01/06      438,328
     245  Commerce City, CO Single Family Mortgage Revenue - Series 1992 A                      6.875       03/01/12      253,433
     135  Pueblo County, CO Single Family Mortgage Revenue - Series 1992 A                      6.850       12/01/25      138,334
     500  Pueblo County, CO Single Family Mortgage Revenue - Series 1994 A                      7.050       11/01/27      520,540

          Industrial Development and Pollution Control
          --------------------------------------------------------------------------------------------------------------------------
     500  Denver, CO City and County Special  Facilities Airport Revenue -
          United Air Lines - Series 1992 A                                                      6.875       10/01/32      503,395

          Municipal Appropriation Obligations
          --------------------------------------------------------------------------------------------------------------------------
     200  Boulder, CO Property Authority Lease Purchase - Series B                              7.400       12/01/02      208,888
     175  Jefferson County, CO Certificates of Participation - Series 1992                      6.650       12/01/08      190,946
     100  University of Colorado - Certificates of Participation - Series D                     7.400       12/01/05      108,253

          Municipal Revenue/Other
          --------------------------------------------------------------------------------------------------------------------------
   1,500  Hyland Hills Park and Recreation District - Special Revenue - Series 1996 A           6.750       12/15/15    1,497,675

          Municipal Revenue/Transportation
          --------------------------------------------------------------------------------------------------------------------------
   4,300  Arapahoe County, CO E-470 Public Highway Authority Revenue -
          E-470 Project - Series  1986                                                          0.000       08/31/06    2,214,500
     500  Colorado Springs, CO Airport Revenue - Series 1992 A                                  6.450       01/01/01      515,925


4                                    F-36                               Colorado

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
         Municipal Bonds (continued)

  Face
Amount                                                                                            Face                   Market
(000)    Description                                                                              Rate        Maturity   Value

         Municipal Revenue/Water & Sewer
         ---------------------------------------------------------------------------------------------------------------------------
$  120   Colorado Water Resources and Power Development Authority Revenue -
         Series 1992A                                                                             6.700%      11/01/12   $  127,424
   250   Northern Colorado Municipal Subdistrict - Water Conservancy District Revenue -
         Series D                                                                                 7.750       12/01/12      258,912
   250   Ute, CO Water Conservancy District Revenue                                               7.900       06/15/06      258,552

         Non-State General Obligations
         ---------------------------------------------------------------------------------------------------------------------------
   450   Cherry Creek, CO Vista Park and Recreation District - General Obligation -
         Arapahoe County - Series 1992B                                                           6.875       10/01/11      467,806
 1,000   Denver, CO City and County School District Number 1 - General Obligation -
         Series 1994 A                                                                            6.500       12/01/10    1,090,640
   500   Douglas County, CO School District Number RE-1 - General Obligation -
         Series 1994 A                                                                            6.400       12/15/11      529,235
   500   El Paso, CO School District Number RJ-1 - General Obligation - Series 1995               6.800       12/01/14      539,790
 1,025   El Paso County, CO School District Number 49 - Falcon Schools - General
         Obligation - Series 1996                                                                 0.000       12/15/07      518,168
 1,020   El Paso County, CO School District Number 49 - Falcon Schools - General
         Obligation - Series 1996                                                                 0.000       12/15/08      483,092
   500   El Paso County, CO School District Number 38 - Series A                                  6.900       12/01/13      538,025
   250   Pitkin County, CO General Obligation - Open Space Revenue - Series 1994                  6.875       12/01/24      265,460
   190   Valley Metropolitan District, CO General Obligation - Series 1992                        7.000       12/15/06      190,880

         Pre-refunded or Escrowed
         ---------------------------------------------------------------------------------------------------------------------------
 1,000   Adams County, CO Multi-County Single Family Mortgage Revenue -
         Series 1985                                                                              0.000       06/01/16      295,460
   200   Adams County, CO School District Number 1 - General Obligation - Series 1992             6.500       12/01/07      219,442
 4,500   Arapahoe County, CO Single Family Mortgage Revenue - Series 1984                         0.000       09/01/10    1,937,970
   175   Aspen, CO Certificates of Participation - Public Facilities Authority                    7.000       09/01/09      186,158
   100   Colorado Association of School Boards Certificates of Participation -
         Pueblo School District Number 60                                                         7.250       12/01/09      109,534
 7,500   Colorado Health Facilities Authority - Retirement Facilities - Liberty Heights -
         Series B                                                                                 0.000       07/15/24    1,028,850
   300   Colorado Health Facilities Authority Revenue - Rose Medical Center                       7.000       08/15/21      334,887
   350   Colorado Health Facilities Authority Revenue - Bethesda PsycHealth Project               9.125       09/01/17      374,283
 2,000   Colorado Housing Finance Authority Revenue - Single Family - Series 1985 A               0.000       09/01/14      659,200
   900   Colorado Springs, CO Utilities Revenue - Series B                                        6.600       11/15/18      961,938
   180   Colorado Springs, CO Utilities Revenue - Series C                                        6.750       11/15/21      199,629
   100   Colorado State Board of Agriculture Revenue - Colorado State University Sports
         Recreation Facilities                                                                    7.700       04/01/09      108,044
   220   Colorado State Board of Agriculture Revenue - Colorado State University
         Auxiliary Facilities - Series 1986                                                       7.800       03/01/11      224,433
   300   Colorado Water Resources and Power Development Authority Revenue -
         Stagecoach Project - Series 1986                                                         8.000       11/01/17      332,793
   250   Denver, CO City and County Industrial Development Revenue - University of
         Denver                                                                                   7.500       03/01/16      283,018
   200   Denver, CO City and County Hospital Revenue - Children's Hospital Association            8.000       10/01/15      204,828

Colorado                            F-37                                       5

         Statement of Investments in Securities and Net Assets      May 31, 1996
 ................................................................................
         Municipal Bonds (continued)

  Face
Amount                                                                                            Face                     Market
(000)    Description                                                                              Rate        Maturity     Value

$  350   Denver, CO City and County Hospital Revenue - Sisters of Charity Health Care
         Systems - Mercy Medical Center                                                           7.700%      05/01/07   $  375,924
   100   El Paso County, CO Revenue - St. Francis Hospital - Series 1988 A                        7.750       05/01/14      108,411
 4,300   El Paso County, CO Single Family Mortgage Revenue - Series 1984                          0.000       09/01/15    1,332,398
 3,000   El Paso County, CO Single Family Mortgage Revenue - Series 1985                          0.000       05/01/15      948,630
   250   Fountain Valley, CO Water Treatment Revenue - Series 1991                                6.800       12/01/19      272,202
   250   Logan County, CO Health Care Facilities Revenue - Western Health Network                 7.625       01/01/19      273,682
 4,000   Mesa County, CO Residual Revenue - Series 1992                                           0.000       12/01/11    1,587,960
   300   Parker, CO Sales and Use Tax Revenue                                                     7.600       11/01/10      334,674
   350   Poudre Valley, CO Hospital District Revenue - Series A                                   6.625       12/01/11      383,432
   100   Regional Transportation District - Colorado Sales Tax Revenue                            7.100       11/01/10      110,323
   175   Thornton, CO Sales and Use Tax Revenue - Series D                                        8.000       09/01/07      183,788
   250   University of Colorado - Boulder Campus Auxiliary Facilities System Revenue              7.050       06/01/15      273,178

         Special Tax Revenue
         ---------------------------------------------------------------------------------------------------------------------------
   200   Mesa County, CO Sales Tax Revenue                                                        7.750       12/01/13      214,280
   750   Woodland Park, CO Limited Sales Tax Revenue - Series 1994                                6.400       12/01/12      774,777

         Student Loan Revenue Bonds
         ---------------------------------------------------------------------------------------------------------------------------
 1,000   Colorado Student Obligation Bond Authority - Student Loan Revenue -
         Series 1993 I-B                                                                          5.700       12/01/06    1,002,670
   400   Colorado Student Obligation Bond Authority - Student Loan Revenue                        7.250       09/01/05      416,184
   250   Colorado Student Obligation Bond Authority - Student Loan Revenue -
         Series 1992C                                                                             7.150       09/01/06      264,462

         Total Investments in Securities - Municipal Bonds (cost $32,665,579) - 99.9%                                    33,627,346

         Excess of Other Assets over Liabilities - 0.1%                                                                       9,155

         Total Net Assets - 100.0%                                                                                      $33,636,501

See notes to financial statements.

6                                    F-38                               Colorado

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                 May 31, 1996
 ................................................................................

ASSETS:
  Investments, at market value (cost $32,665,579)                                $33,627,346
  Receivable for investments sold                                                     30,203
  Receivable for Fund shares sold                                                     57,991
  Interest receivable                                                                433,447
  Other                                                                                2,394
    Total assets                                                                  34,151,381
LIABILITIES:
  Bank overdraft                                                                     241,480
  Payable for Fund shares reacquired                                                  79,547
  Distributions payable                                                              154,541
  Accrued expenses                                                                    39,312
    Total liabilities                                                                514,880
NET ASSETS:
  Applicable to 3,436,028 shares of beneficial interest issued
  and outstanding                                                                $33,636,501
  Net asset value per share                                                      $      9.79

LOGO OF SHIP ART
Statement of Operations                          For the year ended May 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME - INTEREST                                                     $ 2,058,328
EXPENSES:
  Distribution fees (Note E)                                                         138,113
  Investment advisory fees (Note E)                                                  173,105
  Custody and accounting fees                                                         67,940
  Transfer agent's fees                                                               29,395
  Registration fees                                                                      486
  Legal fees                                                                             868
  Audit fees                                                                          11,725
  Reimbursement of organizational expenses (Note F)                                   16,763
  Trustees' fees                                                                       1,098
  Shareholder services fees (Note E)                                                   4,730
  Other                                                                                1,340
  Advisory fees waived (Note E)                                                     (173,105)
  Expense subsidy (Note E)                                                           (84,532)
    Total expenses before credits                                                    187,926
Custodian fee credit (Note B)                                                         (5,390)
Net expenses                                                                         182,536
Net investment income                                                              1,875,792
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                   86,320
  Change in unrealized appreciation (depreciation) of investments                   (554,501)
  Net loss on investments                                                           (468,181)
  Net increase in net assets resulting from operations                           $ 1,407,611

See notes to financial statements.

Colorado                             F-39                                      7

LOGO OF SHIP ART

Statements of Changes in Net Assets
 ................................................................................

                                                                                   Year Ended           Year Ended
                                                                                 May 31, 1996         May 31, 1995
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                          $ 1,875,792          $ 2,024,845
  Net realized gain (loss) on security transactions                                   86,320              (79,900)
  Change in unrealized appreciation (depreciation) of
   investments                                                                      (554,501)           1,061,286
Net increase in net assets resulting from operations                               1,407,611            3,006,231
 Distributions to shareholders:
  From net investment income                                                      (1,893,445)          (2,019,448)
Net  decrease in net assets from distributions to shareholders                    (1,893,445)          (2,019,448)
Net decrease in net assets from Fund share transactions (Note C)                    (769,636)          (1,890,578)
Total decrease in net assets                                                      (1,255,470)            (903,795)
NET ASSETS:
  Beginning of year                                                               34,891,971           35,795,766
  End of year                                                                    $33,636,501          $34,891,971
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                $33,229,675          $34,011,567
  Undistributed net investment income                                                                       5,397
  Accumulated net realized gain (loss) on security transactions                     (554,941)            (641,261)
  Unrealized appreciation (depreciation) of investments                              961,767            1,516,268
                                                                                 $33,636,501          $34,891,971
See notes to financial statements.

8                                    F-40                               Colorado

[LOGO OF SHIP ART]

   Notes to Financial Statements
 ................................................................................
A. Description of Business

   The Flagship Colorado Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on May 4, 1987. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Fund.
   Estimates: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   Security Valuations: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
   The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
   Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   Security Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.
   Expense Allocation: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred.
   The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

Colorado                              F-41                                     9

Notes to Financial Statements
 ................................................................................

   Securities Purchased on a "When-issued" Basis: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were no "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. Fund Shares
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                               Year Ended                 Year Ended
                                              May 31, 1996               May 31, 1995
                                        -----------------------      ----------------------
                                          Shares         Amount      Shares          Amount
   Shares sold                           416,678    $ 4,177,017      439,378      4,171,350
   Shares issued on reinvestment          90,419        901,092      104,858        990,289
   Shares reacquired                    (586,370)    (5,847,745)    (749,821)    (7,052,217)
   Net decrease                          (79,273)   $  (769,636)    (205,585)    (1,890,578)

D. Purchases and Sales of Municipal Bonds
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $23,979,859 and $25,108,901, respectively. At May 31, 1996, cost for federal income tax purposes is $32,665,579 and net unrealized appreciation aggregated $961,767, of which $1,122,408 related to appreciated securities and $160,641 related to depreciated securities.
     At May 31, 1996, the Fund has available a capital loss carryforward of approximately $554,900 to offset future net capital gains expiring on May 31, 2003.

E. Transactions with Investment Advisor and Distributor
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived all of its advisory fees amounting to $173,105. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees. The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of sales of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% of the Fund's average daily net assets. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $11,403. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.

10                                    F-42                              Colorado

Notes to Financial Statements
 ................................................................................

   In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's shares of approximately $98,000 for the year ended May 31, 1996, of which approximately $85,100 was paid to other dealers. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. ORGANIZATIONAL EXPENSES
The organizational expenses incurred on behalf of the Fund (approximately $83,600) are being reimbursed to the Advisor on a straight-line basis over a period of five years. As of May 31, 1996, $50,197 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

G. LINE OF CREDIT
The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $2 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $150,200, at a weighted average annualized interest rate of 6.61%. At May 31, 1996, the Fund had no borrowings outstanding under the line of credit.

Colorado                              F-43                                    11

[LOGO OF SHIP]
Financial Highlights                  Selected data for each share of beneficial
                                      interest outstanding throughout the year.
 ................................................................................

                                                  Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                                 May 31, 1996     May 31, 1995     May 31, 1994     May 31, 1993     May 31, 1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                 $  9.93          $  9.62          $ 10.04          $  9.56          $  9.29
Income from investment operations:
  Net investment income                               0.54             0.57             0.58             0.60             0.61
  Net realized and unrealized gain (loss) on
  securities                                         (0.13)            0.30            (0.37)            0.55             0.27
Total from investment operations                      0.41             0.87             0.21             1.15             0.88
Less distributions:
  From net investment income                         (0.55)           (0.56)           (0.58)           (0.60)           (0.61)
  From net realized capital gains                                                                       (0.07)
  In excess of net realized capital gains                                              (0.05)
Total distributions                                  (0.55)           (0.56)           (0.63)           (0.67)           (0.61)
Net asset value, end of year                       $  9.79          $  9.93          $  9.62          $ 10.04          $  9.56
Total return/(a)/                                     4.14%            9.54%            2.03%           12.41%            9.80%
Ratios to average net assets:
  Actual net of waivers and reimbursements:
    Expenses/(b)/                                     0.55%            0.50%            0.37%            0.41%            0.49%
    Net investment income                             5.41%            5.99%            5.71%            6.05%            6.42%
  Assuming credits and no waivers or
  reimbursements:
    Expenses                                          1.27%            1.27%            1.27%            1.35%            1.51%
    Net investment income                             4.69%            5.22%            4.81%            5.11%            5.40%
  Net assets at end of year (000's)                $33,637          $34,892          $35,796          $26,656          $15,699
  Portfolio turnover rate                            69.76%           37.84%          41.76%            30.49%           39.07%

(a) The total returns shown do not include the effect of applicable front-end sales charge.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.53%; prior period numbers have not been restated to reflect these credits.

12                                    F-44                              Colorado

[LOGO OF SHIP ART] Independent Auditor's Report
 ................................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP COLORADO
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship Colorado Double Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship Colorado Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated years, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996


Colorado                              F-45                                    13

[LOGO OF SHIP ART]
Statement of Investments in Securities and Net Assets               May 31, 1996
 ................................................................................
Municipal Bonds

Face
Amount                                                                                           Face                     Market
(000)     Description                                                                            Rate       Maturity      Value

          Education
          --------------------------------------------------------------------------------------------------------------------------
$  500    Commonwealth of Puerto Rico Industrial, Medical and Environmental -
          Pollution Control Facilities Financing Authority - Catholic University of
          Puerto Rico Project - Series 1993                                                     5.600%      12/01/07   $  496,655
 5,000    University of New Mexico Regents - System Revenue - Series 1992A                      6.000       06/01/21    5,006,450

          Health Care
          --------------------------------------------------------------------------------------------------------------------------
 1,000    Hobbs, NM Health Facilities Revenue -  Evangelical Lutheran Good Samaritan
          Society - Series 1996                                                                 5.500       05/01/26      941,380
   500    Las Cruces, NM Health Facilities Revenue - Evangelical Lutheran Good
          Samaritan Society - Series 1992                                                       6.450       12/01/17      520,210

          Hospitals
          --------------------------------------------------------------------------------------------------------------------------
   450    Albuquerque, NM Hospital System - Presbyterian Healthcare Services -
          Series 1992A                                                                          6.375       08/01/07      482,872
 1,500    Albuquerque, NM Evangelical Lutheran Good Samaritan Society - Series 1993             5.900       06/01/13    1,510,605
   350    Socorro, NM Health Facilities Revenue - Evangelical Lutheran Good
          Samaritan Society - Series 1994                                                       6.000       05/01/08      361,868

          Housing/Multifamily
          --------------------------------------------------------------------------------------------------------------------------
 1,000    Las Cruces, NM Housing Development Corporation - Multifamily Mortgage
          Revenue - Series 1993A                                                                6.400       10/01/19      989,140

          Housing/Single Family
          --------------------------------------------------------------------------------------------------------------------------
 1,250    New Mexico Mortgage Finance Authority Revenue - Single Family -
          Series 1995A                                                                          6.650       07/01/26    1,271,475
   170    New Mexico Mortgage Finance Authority - Single Family - Series 1992A-1                6.850       07/01/10      176,406

   850    New Mexico Mortgage Finance Authority - Single Family - Series 1992A-2                6.900       07/01/24      878,602

          Industrial Development and Pollution Control
          --------------------------------------------------------------------------------------------------------------------------
   985    Farmington, NM Pollution Control Revenue - Public Service Company -
          San Juan and Four Corners - Series 1992A                                              6.375       12/15/22    1,017,998
 1,000    Lordsburg, NM Pollution Control Revenue - Phelps Dodge Corporation -
          Series 1993                                                                           6.500       04/01/13    1,030,200
   500    Sandoval County, NM Gross Receipts Tax Revenue - Series 1994                          7.150       11/01/10      535,095

          Municipal Appropriation Obligations
          --------------------------------------------------------------------------------------------------------------------------
   700    Commonwealth of Puerto Rico Urban Renewal and Housing - Series 1989                   7.875       10/01/04      767,228

          Municipal Revenue/Other
          --------------------------------------------------------------------------------------------------------------------------
   100    New Mexico Finance Authority Revenue - Revolving Fund Public Project -
          Series 1995A                                                                          5.500       06/01/07      100,141
    60 *  New Mexico Finance Authority - Court Automation Fee Revenue - Series 1996             4.900       06/01/03       59,684

          Municipal Revenue/Transportation
          --------------------------------------------------------------------------------------------------------------------------
 1,000    Albuquerque, NM Airport Revenue - Series 1995 A and B                                 6.600       07/01/16    1,042,900

4                                   F-214                             New Mexico

      Statement of Investments in Securities and Net Assets         May 31, 1996
 ................................................................................
      Municipal Bonds  (continued)

Face
Amount                                                                                              Face                 Market
(000)   Description                                                                                 Rate     Maturity    Value
        Municipal Revenue/Utility
        ----------------------------------------------------------------------------------------------------------------------------
$1,200  Guam Power Authority Revenue - Series 1993A                                                 5.250%   10/01/23   $  999,984
   500  Guam Power Authority Revenue - Series 1992A                                                 6.375    10/01/08      529,230
   250  Las Cruces, NM Utility and Improvement Revenue                                              6.250    07/01/12      252,190
 1,000  Los Alamos County, NM Incorporated Utility System Revenue - Series 1994A                    5.700    07/01/05    1,036,520
 1,500  Los Alamos County, NM Incorporated Utility System Revenue - Series 1994A                    6.000    07/01/15    1,505,535
 2,000  Commonwealth of Puerto Rico Electric Power Authority Revenue - Series 1995Z                 5.250    07/01/21    1,780,600
   100  Rio Grande, NM Natural Gas Association System Revenue and Improvement -
        Dona Ana County - Series 1993                                                               6.000    07/01/07       97,161
 1,000  Rio Grande, NM Natural Gas Association System Revenue and Improvement -
        Dona Ana County - Series 1993                                                               6.125    07/01/13      952,680

        Municipal Revenue/Water & Sewer
        ----------------------------------------------------------------------------------------------------------------------------
 1,000  Albuquerque, NM Joint Water and Sewer System Revenue - Series 1990A                         0.000    07/01/07      540,440
   100  Grants, NM Water and Sewer Improvement Revenue - Series 1993B                               5.600    01/01/08       97,584
   500  Grants, NM Water and Sewer Improvement Revenue - Series 1993B                               5.800    01/01/13      459,535

        Non-State General Obligations
        ----------------------------------------------------------------------------------------------------------------------------
    80  Bernalillo County, NM General Obligation - Series 1994                                      5.750    10/01/05       83,323
   480  Grants/Cibola County, NM School District Number 1 - General Obligation -
        Series 1994                                                                                 6.250    05/01/08      489,869
   510  Grants/Cibola County, NM School District Number 1 - General Obligation -
        Series 1994                                                                                 6.250    05/01/09      517,268
   200  Torrance County, NM General Obligation - Series 1993                                        5.500    07/01/04      201,150

        Pre-refunded or Escrowed
        ----------------------------------------------------------------------------------------------------------------------------
   250  Albuquerque, NM Joint Water and Sewer System Revenue - Series 1990A                         6.000     07/01/15     262,030
   200  Commonwealth of Puerto Rico - Public Improvement                                            7.300     07/01/20     222,826
   327  Santa Fe County, NM Office and Training Facilities Revenue Project                          9.000     07/01/07     417,236
   500  Santa Fe, NM Water and Sewer Revenue -  Series 1994A                                       6.300     06/01/24     542,085

        Resource Recovery
        ----------------------------------------------------------------------------------------------------------------------------
 1,000  Las Cruces, NM South Central Solid Waste Authority Revenue -
        Environmental Services - Series 1995                                                        6.000     06/01/16     970,570

        Special Tax Revenue
        ----------------------------------------------------------------------------------------------------------------------------
 4,250  Albuquerque, NM Gross Receipts - Lodgers  Tax Revenue - Series 1991                         0.000     07/01/11   1,747,430
 2,550  Dona Ana County, NM Gross Receipts Tax and Improvement Revenue -
        Series 1993                                                                                 6.000     06/01/19   2,481,864
   810  Espanola, NM Gross Receipts Tax Revenue - Series 1994                                       5.900     03/01/08     826,103
   465  Grants, NM Gross Receipts Tax and Improvement Revenue - Series 1993B                        5.800     07/01/13     426,749
   250  Las Cruces, NM Gross Receipts Tax Revenue - Series 1992                                     6.250     12/01/05     261,710
   225  Las Cruces, NM Revenue - Series 1995                                                        5.250     12/01/06     221,085
 1,400  Las Cruces, NM Revenue - Series 1995                                                        5.450     12/01/08   1,358,546
   500  Las Cruces, NM Revenue - Series 1995                                                        5.500     12/01/15     472,040
   500  Commonwealth of Puerto Rico Highway and Transportation Authority Revenue -
        Series 1993W                                                                                5.500     07/01/13     476,045

New Mexico                          F-215                                      5

       Statement of Investments in Securities and Net Assets        May 31, 1996
 ................................................................................
       Municipal Bonds (continued)

 Face
Amount                                                                                             Face                    Market
(000)    Description                                                                               Rate       Maturity     Value
         --------------------------------------------------------------------------------------------------------------------------
$2,000   Puerto Rico Highway and Transportation Authority Revenue - Series 1996 Y and Z             5.500%     07/01/36  $1,815,360
   200   Rio Rancho, NM Gross Receipts - Tax Revenue - Series 1994A                                 5.100      12/01/07     192,064
   300   Roswell, NM Sales Tax Revenue - Series 1993                                                6.000      06/01/12     294,561
   225   Sandoval County, NM Gross Receipts Tax/Fire District Revenue - Series 1993                 6.600      12/01/04     230,843
   200   Sandoval County, NM Gross Receipts Tax/Fire District Revenue - Series 1993                 6.900      12/01/07     205,544
   375   Sandoval County, NM Gross Receipts Tax Revenue - Series 1992                               6.900      11/01/12     396,518
   130   Sandoval County, NM Gross Receipts Tax Revenue - Series 1992A                              6.500      12/01/06     137,198
    30   Santa Fe, NM Subordinate Lien Gross Receipts Tax Revenue - Series 1995 A and B             4.750      06/01/04      29,221
   500   Silver City, NM Sales Tax Revenue - Series 1993                                            5.850      07/01/09     479,690
   470   Tucumcari, NM Municipal Gross Receipts/Lodgers' Tax Improvement Revenue -
         Series 1993                                                                                5.875      06/01/12     447,322

         State/Territorial General Obligations
         --------------------------------------------------------------------------------------------------------------------------
   200   Guam Government General Obligation - Series 1993A                                          5.000      11/15/05     183,418
 1,500   Guam Government General Obligation - Series 1993A                                          5.375      11/15/13   1,321,065
   500   Guam Government General Obligation - Series 1993A                                          5.400      11/15/18     432,845
 2,550   Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue -
         Series 1995                                                                                5.000      07/01/19   2,199,248
 1,730   Commonwealth of Puerto Rico Public Building Authority Guaranteed Public
         Education and Health Facilities - Series M                                                 3.750      07/01/16   1,547,935

         Student Loan Revenue Bonds
         --------------------------------------------------------------------------------------------------------------------------
 1,600   New Mexico Educational Assistance Foundation - Student Loan Revenue -
         Series A                                                                                   6.850      04/01/05   1,684,864
   500   New Mexico Educational Assistance Foundation - Student Loan Revenue -
         Series 1A                                                                                  6.550      12/01/05     508,130
   410   New Mexico Educational Assistance Foundation - Student Loan Revenue -
         Series 1A                                                                                  6.850      12/01/05     417,868
 1,250   New Mexico Educational Assistance Foundation - Student Loan Revenue -
         Series 1995 IV-A1                                                                          6.500      03/01/04   1,319,812

         Total Investments in Securities - Municipal Bonds (cost $50,967,832) - 100.2%                                   51,261,803

         Excess of Liabilities over Other Assets - (0.2)%                                                                   (88,622)

         Total Net Assets - 100.0%                                                                                      $51,173,181

 *Securities purchased on a "when-issued" basis.
  See notes to financial statements.

6                                   F-216                             New Mexico

[LOGO OF SHIP ART]
Statement of Assets and Liabilities                                 May 31, 1996
 ................................................................................

ASSETS:
  Investments, at market value (cost $50,967,832)                                $51,261,803
  Receivable for Fund shares sold                                                        716
  Interest receivable                                                              1,100,784
  Other                                                                                3,216
     Total assets                                                                 52,366,519
LIABILITIES:
  Bank borrowings (Note G)                                                           802,919
  Payable for investments purchased                                                   60,196
  Payable for Fund shares reacquired                                                  66,108
  Distributions payable                                                              223,098
  Accrued expenses                                                                    41,017
     Total liabilities                                                             1,193,338
NET ASSETS:
  Applicable to 5,219,040 shares of beneficial interest issued and
    outstanding                                                                  $51,173,181
  Net asset value per share                                                      $      9.81

[LOGO OF SHIP ART]
Statement of Operations                          For the year ended May 31, 1996
 ...............................................................................

INVESTMENT INCOME - INTEREST                                                     $ 2,981,914
EXPENSES:
  Distribution fees (Note E)                                                         206,501
  Investment advisory fees (Note E)                                                  258,828
  Custody and accounting fees                                                         51,098
  Transfer agent's fees                                                               28,205
  Registration fees                                                                      976
  Legal fees                                                                           1,411
  Audit fees                                                                          11,725
  Reimbursement of organizational expenses (Note F)                                   10,358
  Trustees' fees                                                                       1,464
  Shareholder services fees (Note E)                                                   6,100
  Other                                                                                1,786
  Advisory fees waived (Note E)                                                     (226,537)
     Total expenses before credits                                                   351,915
  Custodian fee credit (Note B)                                                      (16,918)
Net expenses                                                                         334,997
Net investment income                                                              2,646,917
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions                                 (189,794)
  Change in unrealized appreciation (depreciation) of investments                   (845,219)
Net loss on investments                                                           (1,035,013)
Net increase in net assets resulting from operations                             $ 1,611,904

See notes to financial statements.

New Mexico                           F-217                                     7

[LOGO OF SHIP ART]
Statements of Changes in Net Assets
 ................................................................................


INCREASE (DECREASE) IN NET ASSETS                                                 Year Ended           Year Ended
Operations:                                                                      May 31, 1996         May 31, 1995
  Net investment income                                                          $ 2,646,917          $ 2,682,640
  Net realized gain (loss) on security transactions                                 (189,794)            (878,425)
  Change in unrealized appreciation (depreciation) of investments                   (845,219)           2,239,449
Net increase in net assets resulting from operations                               1,611,904            4,043,664
Distributions to shareholders:
  From net investment income                                                      (2,660,344)          (2,699,610)
Net decrease in net assets from distributions to shareholders                     (2,660,344)          (2,699,610)
Net increase (decrease) in net assets from Fund share transactions (Note C)           71,218             (360,910)
Total (decrease) increase in net assets                                             (977,222)             983,144
NET ASSETS:
  Beginning of year                                                               52,150,403           51,167,259
  End of year                                                                    $51,173,181          $52,150,403
NET ASSETS CONSIST OF:
  Paid-in surplus                                                                $52,262,539          $52,204,748
  Accumulated net realized gain (loss) on security transactions                   (1,383,329)          (1,193,535)
  Unrealized appreciation (depreciation) of investments                              293,971            1,139,190
                                                                                 $51,173,181          $52,150,403

See notes to financial statements.

8                                    F-218                            New Mexico

[LOGO OF SHIP ART]
Notes to Financial Statements
 ................................................................................

A. DESCRIPTION OF BUSINESS

   The Flagship New Mexico Double Tax Exempt Fund (Fund) is a sub-trust of the Flagship Tax Exempt Funds Trust (Trust), a Massachusetts business trust organized on March 8, 1985. The Fund is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on September 16, 1992. Shares of beneficial interest in the Fund, which are registered under the Securities Act of 1933, as amended, are offered to the public on a continuous basis.

B. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund.
   ESTIMATES: The preparation of financial statements and daily calculation of net asset value in conformity with generally accepted accounting principles requires management to fairly value, at market, investment securities and make estimates and assumptions regarding the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The financial statements reflect these inherent valuations, estimates and assumptions, and actual results could differ.
   SECURITY VALUATIONS: Portfolio securities for which market quotations are readily available are valued on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining the values. If market quotations are not readily available from such pricing service, securities are valued at fair value as determined under procedures established by the Trustees. Short-term securities are stated at amortized cost, which is equivalent to fair value.
     The Fund must maintain a diversified investment portfolio as a registered investment company, however, the Fund's investments are primarily in the securities of its state. Such concentration subjects the Fund to the effects of economic changes occurring within that state.
   FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its tax exempt net investment income and net realized gains on security transactions. Therefore, no federal income tax provision is required.
     Distributions from net realized capital gains may differ for financial statement and tax purposes primarily due to the treatment of wash sales and post-October capital losses. The effect on dividend distributions of certain book-to-tax timing differences is presented as excess distributions in the statement of changes in net assets.
   SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities on the same basis for both financial reporting and tax purposes. Market discounts, if applicable, are recognized as ordinary income upon disposition or maturity.
   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: Interest income and estimated expenses are accrued daily. Daily dividends are declared from net investment income and paid monthly. Net realized gains from security transactions, to the extent they exceed available capital loss carryforwards, are distributed to shareholders at least annually.
   EXPENSE ALLOCATION: Shared expenses incurred by the Trust are allocated among the sub-trusts based on each sub-trust's ratio of net assets to the combined net assets. Specifically identified direct expenses are charged to each sub-trust as incurred.
     The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 80% of the daily effective federal funds rate.

New Mexico                           F-219                                     9

Notes to Financial Statements
 ................................................................................

SECURITIES PURCHASED ON A "WHEN-ISSUED" BASIS: The Fund may, upon adequate segregation of securities as collateral, purchase and sell portfolio securities on a "when-issued" basis. These securities are registered by a municipality or government agency, but have not been issued to the public. Delivery and payment take place after the date of the transaction and such securities are subject to market fluctuations during this period. The current market value of these securities is determined in the same manner as other portfolio securities. There were $60,000 "when-issued" purchase commitments included in the statement of investments at May 31, 1996.

C. FUND SHARES
   At May 31, 1996, there were an indefinite number of shares of beneficial interest with no par value authorized for each class. Transactions in shares were as follows:

                                                   Year Ended                   Year Ended
                                                  May 31, 1996                May 31, 1995
                                            ---------------------        -----------------------
                                            Shares         Amount        Shares           Amount
Shares sold                              691,631      $ 6,925,871     1,187,721     $ 11,354,468
Shares issued on reinvestment            133,282        1,333,109       143,686        1,363,952
Shares reacquired                       (817,071)      (8,187,762)   (1,406,966)     (13,079,330)
Net increase (decrease)                    7,842      $    71,218       (75,559)    $   (360,910)

D. PURCHASES AND SALES OF MUNICIPAL BONDS
   Purchases and sales of municipal bonds for the year ended May 31, 1996, aggregated $29,517,115 and $29,945,810, respectively. At May 31, 1996, cost for federal income tax purposes is $50,867,040 and net unrealized appreciation aggregated $394,763, of which $915,045 related to appreciated securities and $520,282 related to depreciated securities.
     At May 31, 1996, the Fund has available capital loss carryforwards of approximately $1,383,300 to offset future net capital gains in the amounts of $1,092,700 through May 31, 2003 and $290,600 through May 31, 2004.

E. TRANSACTIONS WITH INVESTMENT ADVISOR AND DISTRIBUTOR
   Flagship Financial Inc. (Advisor), under the terms of an agreement which provides for furnishing of investment advice, office space and facilities to the Fund, receives fees computed monthly, on the average daily net assets of the Fund at an annualized rate of 1/2 of 1%. During the year ended May 31, 1996, the Advisor, at its discretion, permanently waived $226,537 of its advisory fees. Included in accrued expenses at May 31, 1996, are accrued advisory fees of $4,356. Also, under an agreement with the Fund, the Advisor may subsidize certain expenses excluding advisory and distribution fees.
     The Fund has a Distribution Agreement with Flagship Funds Inc. (Distributor). The Distributor serves as the exclusive selling agent and distributor of the Fund's shares and in that capacity is responsible for all sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a plan to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of sales of the Fund's shares. The maximum amount payable for these expenses on an annual basis is .40% of the Fund's average daily net assets. Included in accrued expenses at May 31, 1996 are accrued distribution fees of $17,425. Certain non-promotional expenses directly attributable to current shareholders are aggregated by the Distributor and passed through to the Fund as shareholder services fees.

10                                   F-220                            NEW MEXICO

Notes to Financial Statements
 ................................................................................

     In its capacity as national wholesale underwriter for the shares of the Fund, the Distributor received commissions on sales of the Fund's shares of approximately $131,800 for the year ended May 31, 1996, of which approximately $114,300 was paid to other dealers. Certain officers and trustees of the Trust are also officers and/or directors of the Distributor and/or Advisor.

F. Organizational Expenses
   The organizational expenses incurred on behalf of the Fund (approximately $51,700) are being reimbursed to the Advisor on a straight-line basis over a period of five years. As of May 31, 1996, $31,018 has been reimbursed. In the event that the Advisor's current investment in the Trust falls below
   $100,000 prior to the full reimbursement of the organizational expenses, then it will forego any further reimbursement.

G. Line of Credit
   The Trust participates in a line of credit in which a maximum amount of $30 million is provided by State Street Bank & Trust Co. The Fund may temporarily borrow up to $2 million under the line of credit. Borrowings are collateralized with pledged securities and are due on demand with interest at 1% above the federal funds rate. The average daily amount of borrowings under the line of credit during the year ended May 31, 1996 was approximately $114,500, at a weighted average annualized interest rate of 6.77%. At May 31, 1996, the Fund had $802,919 outstanding under the line of credit.

New Mexico                           F-221                                    11

[LOGO OF SHIP ART]                   Selected data for each share of beneficial
Financial Highlights                 interest outstanding throughout the period.
 ................................................................................

                                                                                                                   Period From
                                                             Year Ended        Year Ended       Year Ended     September 16, 1992 to
                                                            May 31, 1996      May 31, 1995     May 31, 1994        May 31, 1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 10.01           $  9.68          $ 10.04              $  9.58
Income from investment operations:
  Net investment income                                          0.51              0.52             0.53                 0.37
  Net realized and unrealized gain (loss) on securities         (0.19)             0.33            (0.33)                0.46
Total from investment operations                                 0.32              0.85             0.20                 0.83
Less distributions:
  From net investment income                                    (0.52)            (0.52)           (0.53)               (0.37)
  From net realized capital gains                                                                  (0.01)
  In excess of net realized capital gains                                                          (0.02)
Total distributions                                             (0.52)            (0.52)           (0.56)               (0.37)
Net asset value, end of period                                $  9.81           $ 10.01          $  9.68              $ 10.04
Total return/(a)/                                                3.18%             9.25%            1.92%               11.72%
Ratios to average net assets (annualized where appropriate):
  Actual net of waivers and reimbursements:
    Expenses/(b)/                                                0.68%             0.67%            0.40%                0.14%
    Net investment income                                        5.10%             5.48%            5.24%                5.28%
  Assuming credits and no waivers or reimbursements:
    Expenses                                                     1.09%             1.17%            1.14%                1.37%
    Net investment income                                        4.69%             4.98%            4.50%                4.05%
Net assets at end of period (000's)                           $51,173           $52,150          $51,167              $31,499
Portfolio turnover rate                                         57.40%            38.06%           38.88%               36.11%

(a) The total returns shown do not include the effect of applicable front-end sales charge and are annualized where appropriate.
(b) During the year ended May 31, 1996, the Fund has earned credits from the custodian which reduce service fees incurred. If included, the ratio of expenses to average net assets would be 0.65%; prior period numbers have not been restated to reflect these credits.

12                                   F-222                            New Mexico

[LOGO OF SHIP ART]
Independent Auditors' Report
 ................................................................................

TO THE SHAREHOLDERS AND TRUSTEES
FLAGSHIP NEW MEXICO
DOUBLE TAX EXEMPT FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments in securities and net assets, of the Flagship New Mexico Double Tax Exempt Fund as of May 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1996, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Flagship New Mexico Double Tax Exempt Fund at May 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Dayton, Ohio
July 3, 1996

NEW MEXICO                           F-223                                    13

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to each Fund's most recent Annual and Semi-Annual Reports:

    Portfolio of Investments

    Statement of Net Assets

    Statement of Operations

    Statement of Changes in Net Assets

    Report of Independent Public Accountants

(b) Exhibits:

  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of Series
           of Shares of Beneficial Interest dated October 11, 1996.
  1(c).    Certificate for the Establishment and Designation of Classes
           dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund.
     5.    Form of Management Agreement between Registrant and Nuveen Ad-
           visory Corp.
     6.    Form of Distribution Agreement between Registrant and John
           Nuveen & Co. Incorporated.
     7.    Not applicable.
     8.    Form of Custodian Agreement between Registrant and Chase Man-
           hattan Bank.
  9(a).    Form of Transfer Agency and Service Agreement between Regis-
           trant and State Street Bank and Trust Company.
  9(b).    Form of Transfer Agency Agreement between Registrant and
           Shareholder Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
 11(a).    Consent of Arthur Andersen LLP, Independent Public Accoun-
           tants.
 11(b).    Consent of Deloitte & Touche LLP, Independent Public Accoun-
           tants.*
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule 12b-1 for
           the Class A Shares, Class B Shares and Class C Shares of each
           Fund.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a).    Original Powers of Attorney for the Trustees authorizing,
           among others, James J. Wesolowski and Gifford R. Zimmerman to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Reg-
           istrant's Registration Statement pursuant to power of attor-
           ney.

--------

*  To be filed by pre-effective amendment.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES

At January 3, 1997:

                                                                   NUMBER OF
      TITLE OF SERIES                                            RECORD HOLDERS
      ---------------                                            --------------
      Nuveen Flagship Arizona Municipal Bond Fund
        Class A Shares..........................................     2,124
        Class B Shares..........................................         0
        Class C Shares..........................................        83
        Class R Shares..........................................       619
      Nuveen Flagship Colorado Municipal Bond Fund
        Class A Shares..........................................       876
        Class B Shares..........................................         0
        Class C Shares..........................................         0
        Class R Shares..........................................         0
      Nuveen Flagship Florida Municipal Bond Fund
        Class A Shares..........................................     4,579
        Class B Shares..........................................         0
        Class C Shares..........................................        42
        Class R Shares..........................................     1,645
      Nuveen Flagship Florida Intermediate Municipal Bond Fund
        Class A Shares..........................................        85
        Class B Shares..........................................         0
        Class C Shares..........................................        25
        Class R Shares..........................................         0
      Nuveen Maryland Municipal Bond Fund
        Class A Shares..........................................       649
        Class B Shares..........................................         0
        Class C Shares..........................................        77
        Class R Shares..........................................     1,799
      Nuveen Flagship New Mexico Municipal Bond Fund
        Class A Shares..........................................       986
        Class B Shares..........................................         0
        Class C Shares..........................................         0
        Class R Shares..........................................         0
      Nuveen Flagship Oklahoma Municipal Bond Fund
        Class A Shares..........................................         0
        Class B Shares..........................................         0
        Class C Shares..........................................         0
        Class R Shares..........................................         0
      Nuveen Flagship Pennsylvania Municipal Bond Fund
        Class A Shares..........................................     1,433
        Class B Shares..........................................         0
        Class C Shares..........................................       129
        Class R Shares..........................................     2,551
      Nuveen Flagship Virginia Municipal Bond Fund
        Class A Shares..........................................     2,933
        Class B Shares..........................................         0
        Class C Shares..........................................       168
        Class R Shares..........................................     2,135

ITEM 27: INDEMNIFICATION
Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

  (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

  (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

  (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

    (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

    (ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

  (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

  (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                ----------------

The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, and Nuveen Insured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of the John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co., Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies:Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship, Nuveen Flagship Multistate Trust IV, Nuveen Municipal Trust, Nuveen Flagship Municipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, a registered unit investment trust. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3.

(b)

NAME AND PRINCIPAL         POSITIONS AND OFFICES           POSITIONS AND OFFICES
BUSINESS ADDRESS           WITH UNDERWRITER                WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger    Chairman of the Board,          Chairman of the Board
333 West Wacker Drive      Chief Executive Officer         and Trustee
Chicago, IL 60606
Anthony T. Dean            President                       President and Trustee
333 West Wacker Drive
Chicago, IL 60606
Bruce P. Bedford           Executive Vice President        None
333 West Wacker Drive
Chicago, IL 60606
John P. Amboian            Executive Vice President        None
333 West Wacker Drive      and Chief Financial Officer
Chicago, IL 60606
Richard P. Davis           Vice President                  None
One South Main Street
Dayton, OH 45402
William Adams IV           Vice President                  None
333 West Wacker Drive
Chicago, IL 60606

                                                               POSITIONS AND
NAME AND PRINCIPAL           POSITIONS AND OFFICES             OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
----------------------------------------------------------------------------------
Clifton L. Fenton            Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan         Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy               Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney           Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis            Vice President                    Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President                    None
19900 MacArthur Blvd.
Irvine, CA 92612
Larry W. Martin              Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President                    Vice President and
333 West Wacker Drive        and Controller                    Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President                    Vice President and
333 West Wacker Drive        and Treasurer                     Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                    Vice President and
333 West Wacker Drive        and Assistant Secretary           Assistant Secretary
Chicago, IL 60606

(c) Not applicable.

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

The Chase Manhattan Bank, 770 Broadway, New York, New York 10003 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp., Shareholder Services, Inc. or Boston Financial.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330 and Boston Financial Data Services, 225 Franklin Street, Boston, Massachusetts 02106 maintain all the required records in their capacity as transfer, dividend paying, and shareholder service agents for the Funds.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
(a) Not applicable.

(b) Not applicable.

(c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Sharehold-ers upon request and without charge.

(d) The Registrant agrees to call a meeting of shareholders for the purpose of voting upon the question of the removal of any trustee or trustees when re-quested to do so in writing by the record holders of at least 10% of the Registrant's outstanding shares and to assist the shareholders in communications with other shareholders as required by section 16(c) of the Act.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 10TH DAY OF JANUARY, 1997.

                                     NUVEEN FLAGSHIP MULTISTATE TRUST I

                                          /s/ Gifford R. Zimmerman
                                     -----------------------------------------
                                        Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

            SIGNATURE                     TITLE                       DATE
            ---------                     -----                       ----

 ------------------------------- Vice President and             January 10, 1997
       O. Walter Renfftlen        Controller (Principal
                                  Financial and
                                  Accounting Officer)

     Timothy R. Schwertfeger     Chairman of the Board
                                  and Trustee (Principal
                                  Executive Officer)

         Anthony T. Dean         President and Trustee            /s/ Gifford R. Zimmerman
        Lawrence H. Brown        Trustee                        By____________________________
      Anne E. Impellizzeri       Trusee                               Gifford R. Zimmerman
      Margaret K. Rosenheim      Trustee                                Attorney-in-Fact
         Peter R. Sawers         Trustee                                January 10, 1997

 Robert P. Bremner         Trustee

  William J. Schneider     Trustee

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, JAMES J. WESOLOWSKI AND GIFFORD R. ZIMMERMAN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND TRUSTEES OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS INCORPORATED BY REFERENCE TO THIS REGISTRATION STATEMENT.

                                 EXHIBIT INDEX

                                                                   SEQUENTIALLY
  EXHIBIT                                                            NUMBERED
  NUMBER                          EXHIBIT                              PAGE
  -------                         -------                          ------------
  1(a).    Declaration of Trust of Registrant.
  1(b).    Amended and Restated Establishment and Designation of
           Series of Shares of Beneficial Interest dated October
           11, 1996.
  1(c).    Certificate for the Establishment and Designation of
           Classes dated July 10, 1996.
     2.    By-Laws of Registrant.
     3.    Not applicable.
     4.    Specimen certificates of Shares of each Fund.
     5.    Form of Management Agreement between Registrant and
           Nuveen Advisory Corp.
     6.    Form of Distribution Agreement between Registrant and
           John Nuveen & Co. Incorporated.
     7.    Not applicable.
     8.    Form of Custodian Agreement between Registrant and
           Chase Manhattan Bank.
  9(a).    Form of Transfer Agency and Service Agreement between
           Registrant and State Street Bank and Trust Company.
  9(b).    Form of Transfer Agency Agreement between Registrant
           and Shareholder Services, Inc.
    10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.*
 11(a).    Consent of Arthur Andersen LLP, Independent Public
           Accountants.
 11(b).    Consent of Deloitte & Touche LLP, Independent Public
           Accountants.*
    12.    Not applicable.
    13.    Not applicable.
    14.    Not applicable.
    15.    Plan of Distribution and Service Pursuant to Rule
           12b-1 for the Class A Shares, Class B Shares and
           Class C Shares of each Fund.
    16.    Schedule of Computation of Performance Figures.
    17.    Financial Data Schedule.
    18.    Multi-Class Plan Adopted Pursuant to Rule 18f-3.
 99(a).    Original Powers of Attorney for the Trustees autho-
           rizing, among others, James J. Wesolowski and Gifford
           R. Zimmerman to execute the Registration Statement.
 99(b).    Certified copy of Resolution of Board of Trustees au-
           thorizing the signing of the names of trustees and
           officers on the Registrant's Registration Statement
           pursuant to power of attorney.

--------
*  To be filed by pre-effective amendment.